UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2008

Date of reporting period: August 31, 2008

Item 1.	Reports to Stockholders.

Item 1. Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

AUGUST 31, 2008

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iShares MSCI Austria Investable Market Index Fund

iShares MSCI Belgium Investable Market Index Fund

iShares MSCI EMU Index Fund

iShares MSCI France Index Fund

iShares MSCI Germany Index Fund

iShares MSCI Italy Index Fund

iShares MSCI Netherlands Investable Market Index Fund

iShares MSCI Spain Index Fund

iShares MSCI Sweden Index Fund

iShares MSCI Switzerland Index Fund

iShares MSCI United Kingdom Index Fund

iShares®

L iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

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Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008 (as revised February 25, 2008)

for the iShares MSCI Belgium Investable Market Index Fund, the iShares MSCI EMU Index Fund, the iShares MSCI France Index Fund, the iShares MSCI Germany Index Fund, the iShares MSCI Italy Index Fund, the iShares MSCI Spain Index Fund, the iShares MSCI Sweden Index Fund, the iShares MSCI Switzerland Index Fund and the iShares MSCI United Kingdom Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares MSCI Index Funds named above (each a “Fund”).

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 26 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Funds, BGFA is entitled to receive a management fee from each Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund and iShares MSCI Singapore Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to each Fund, BGFA was entitled to receive management fees from each Fund based on each Fund’s allocable portion of aggregate average daily net assets, as shown in the following table:

Fund	Management Fee
iShares MSCI Belgium Investable Market Index Fund	0.51%
iShares MSCI EMU Index Fund	0.51%
iShares MSCI France Index Fund	0.51%
iShares MSCI Germany Index Fund	0.51%
iShares MSCI Italy Index Fund	0.52%
iShares MSCI Spain Index Fund	0.51%
iShares MSCI Sweden Index Fund	0.51%
iShares MSCI Switzerland Index Fund	0.51%
iShares MSCI United Kingdom Index Fund	0.51%

If you have any questions, please call 1- 800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-055-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated February 25, 2008

for the iShares MSCI Austria Investable Market Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.51%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-120-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated February 25, 2008

for the iShares MSCI Netherlands Investable Market Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at an annual rate of 0.51%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-121-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.64)%	(18.02)%	(18.57)%	24.85%	24.70%	25.49%	12.79%	13.19%	12.93%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.64)%	(18.02)%	(18.57)%	203.38%	201.48%	211.24%	233.15%	245.35%	237.22%

Effective February 1, 2008, to broaden its coverage of the market, the Fund changed its underlying index from the MSCI Austria IndexSM to the MSCI Austria Investable Market IndexSM. Effective June 25, 2008, the Fund changed its name from the iShares MSCI Austria Index Fund to the iShares MSCI Austria Investable Market Index Fund.

Index performance reflects the performance of the MSCI Austria IndexSM through January 31, 2008 and the MSCI Austria Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Index performance reflects the performance of the MSCI Austria IndexSM through January 31, 2008 and the MSCI Austria Investable Market IndexSM thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	39.24%

Industrial	18.11

Energy	13.91

Communications	9.02

Basic Materials	8.64

Utilities	5.74

Consumer Non-Cyclical	2.80

Consumer Cyclical	1.48

Short-Term and Other Net Assets	1.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Erste Group Bank AG	14.07%

OMV AG	12.73

Telekom Austria AG	9.02

voestalpine AG	7.27

Raiffeisen International Bank Holding AG	4.91

Oesterreichische Elektrizitaetswirtschafts AG Class A	4.67

Strabag SE	4.39

Atrium European Real Estate Ltd.	4.29

Vienna Insurance Group	3.64

Andritz AG	3.25

TOTAL	68.24%

The iShares MSCI Austria Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate Austrian market, as measured by the MSCI Austria Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (17.64)%, while the total return for the Index was (18.57)%.

Austria’s equity market experienced a double-digit decline for the reporting period, due largely to slowing global growth and the weak economic environment of its European neighbors. Austria relies on the European Union countries for the vast majority of its exports, making it vulnerable to the economic health of these constituent markets. In particular, softening economic conditions in Germany, Europe’s largest economy and Austria’s leading export market, resulted in slowing demand for Austrian goods. For the second quarter of 2008, annualized Gross Domestic Product (GDP) growth slowed to 2.0% and in July 2008 the business indicator fell to a five-year low. The U.S dollar appreciated against the euro in the final months of the reporting period, further trimming dollar-denominated performance returns.

The Fund’s ten largest holdings as of August 31, 2008 represented more than 68% of Fund net assets. Seven of the Fund’s ten largest holdings overall declined for the reporting period. Steelmaker voestalpine AG experienced the steepest decline among the ten largest holdings. In addition, several financial firms declined, notably Erste Group Bank AG, the Fund’s largest holding, as well as Raiffeisen International Bank Holding AG and Vienna Insurance Group. On the positive side, Atrium European Real Estate Ltd. produced the strongest results for the reporting period, followed by OMV AG and Oesterreichische Elektrizitaetswirtschafts AG.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.21)%	(26.64)%	(29.27)%	14.76%	14.63%	13.92%	3.88%	4.10%	2.70%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.21)%	(26.64)%	(29.27)%	99.04%	97.96%	91.85%	46.26%	49.42%	30.47%

Effective December 1, 2007, to broaden its coverage of the market, the Fund changed its underlying index from the MSCI Belgium IndexSM to the MSCI Belgium Investable Market IndexSM. Effective June 25, 2008, the Fund changed its name from the iShares MSCI Belgium Index Fund to the iShares MSCI Belgium Investable Market Index Fund.

Index performance reflects the performance of the MSCI Belgium IndexSM through November 30, 2007 and the MSCI Belgium Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Index performance reflects the performance of the MSCI Belgium IndexSM through November 30, 2007 and the MSCI Belgium Investable Market IndexSM thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	42.01%

Consumer Non-Cyclical	21.91

Diversified	12.17

Basic Materials	10.12

Communications	7.53

Industrial	4.65

Consumer Cyclical	0.63

Technology	0.09

Short-Term and Other Net Assets	0.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Fortis	19.86%

KBC Group NV	11.26

InBev	9.31

Groupe Bruxelles Lambert SA	5.85

Delhaize Group	4.79

Solvay SA	4.68

Belgacom SA	4.66

Dexia SA	4.14

Umicore	3.90

Colruyt SA	3.22

TOTAL	71.67%

The iShares MSCI Belgium Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (26.21)%, while the total return for the Index was (29.27)%.

Belgium’s equity market experienced a large double-digit decline during the reporting period as inflation for the country soared at its fastest pace in more than 20 years. As accelerating food and energy costs dampened consumers’ purchasing power, consumer confidence fell to its lowest level in three years. Business confidence also declined, following weakening sentiment across Europe. Further hindering economic conditions, Belgium experienced slower export levels with trading partners both within Europe and globally.

Within the Fund, the ten largest holdings as of August 31, 2008 accounted for approximately 72% of the net assets of the Fund. Nine of the ten largest Fund holdings delivered negative performance for the reporting period. All four financial companies among the Fund’s ten largest holdings declined for the reporting period, including Fortis, the Fund’s largest holding, and Dexia SA. Retail food chain Delhaize Group and KBC Group NV also notably declined. Telecommunications company Belgacom SA and metals and mining company Umicore both experienced small declines for the reporting period. On the positive side, retailer Colruyt SA posted a strong return.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMU INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.52)%	(15.11)%	(14.26)%	15.80%	15.53%	16.11%	3.50%	3.41%	3.80%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.52)%	(15.11)%	(14.26)%	108.22%	105.79%	111.04%	32.13%	31.21%	35.27%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMU INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	27.04%

Communications	12.77

Industrial	11.01

Utilities	10.68

Consumer Non-Cyclical	10.47

Basic Materials	8.36

Energy	8.34

Consumer Cyclical	7.40

Technology	2.41

Diversified	1.24

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Total SA (France)	3.87%

E.ON AG (Germany)	2.78

Banco Santander SA (Spain)	2.68

Telefonica SA (Spain)	2.63

Nokia OYJ (Finland)	2.40

Siemens AG Registered (Germany)	2.35

Eni SpA (Italy)	2.13

Allianz SE Registered (Germany)	1.87

Sanofi-Aventis (France)	1.84

BNP Paribas (France)	1.84

TOTAL	24.39%

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the EMU markets, as measured by the MSCI EMU IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (14.52)%, while the total return for the Index was (14.26)%.

Most European markets declined sharply for the reporting period, driven by a softening global economic environment. Sparked by problems in the subprime mortgage market in the U.S., slowing economic activity spread to European markets and helped contribute to poor market performance. Escalating prices for oil and other key commodities raised inflationary pressures and further weighed on stock prices.

The credit crisis in the U.S. threatened markets in Europe, as many European banks had invested in the U.S. subprime mortgage market. Collaborative efforts between the European Central Bank and the U.S. Federal Reserve to inject liquidity into the market, though, helped to alleviate the threat of a global crisis. Both Germany and France experienced slowing economic production as the period progressed. For the second quarter of 2008, France’s economy shrank 0.3%, while economic activity in Germany contracted 0.5%. In spite of weak economic conditions, inflationary concerns led the European Central Bank to raise short-term rates in July 2008. In the United Kingdom, however, the Bank of England responded to sluggish conditions by reducing its key lending rate three times during the reporting period, bringing the rate from 5.75% down to 5.00% by the end of the period.

The Fund’s ten largest holdings as of August 31, 2008 represented more than 24% of Fund net assets. Eight of the Fund’s ten largest holdings as of August 31, 2008 declined for the reporting period. Mobile phone maker Nokia OYJ (Finland) led the detractors from performance with a double-digit decline. All three financial companies among the Fund’s ten largest holdings also declined, with Allianz SE (Germany) experiencing the largest decline among this group. Europe’s largest engineering company, Siemens AG (Germany), and pharmaceutical company Sanofi-Aventis (France) also detracted notably from Fund performance. In addition, the Fund’s largest holding, oil company Total SA (France), posted a slight decline. Utility company E.ON AG (Germany) and telecommunications company Telefonica SA (Spain) were the bright spots, delivering modest gains for the reporting period.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI FRANCE INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.96)%	(12.50)%	(11.81)%	14.93%	14.78%	15.23%	6.88%	7.20%	7.18%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.96)%	(12.50)%	(11.81)%	100.57%	99.21%	103.16%	94.55%	100.48%	100.14%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FRANCE INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	18.17%

Consumer Non-Cyclical	16.34

Energy	13.57

Industrial	12.86

Communications	11.33

Utilities	8.74

Basic Materials	8.17

Consumer Cyclical	6.14

Diversified	2.36

Technology	2.22

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Total SA	12.48%

Sanofi-Aventis	6.00

BNP Paribas	5.92

ArcelorMittal	5.51

GDF SUEZ	5.11

France Telecom SA	4.33

AXA	4.00

Societe Generale	3.64

Vivendi	3.63

Carrefour SA	2.70

TOTAL	53.32%

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (11.96)%, while the total return for the Index was (11.81)%.

French equity markets declined during the reporting period amid a backdrop of slowing economic activity and rising inflation. For the second quarter of 2008, in particular, Gross Domestic Product (GDP) declined 0.3% as exports declined and companies cut spending. Adding to the slowing economic conditions, industrial production, which accounts for approximately 15% of the French economy, declined. Rising oil and food prices helped to drive inflation levels to a 12-year high, eroding consumers’ purchasing power and hurting consumer confidence. The U.S dollar appreciated against the euro in the final months of the reporting period, further trimming dollar-denominated performance returns.

The ten largest Fund holdings represented approximately 53% of the net assets of the Fund as of August 31, 2008. Among the Fund’s ten largest holdings, performance was mixed for the reporting period. Natural gas producer GDF SUEZ and steelmaker ArcelorMittal delivered the strongest gains. Telecommunications company France Telecom SA also posted a positive return. On the negative side, financial companies represented some of the larger detractors from performance. Investment bank Societe Generale and insurer AXA in particular, declined notably for the reporting period. Retailer Carrefour SA and pharmaceutical company Sanofi-Aventis also delivered negative returns. The Fund’s largest holding, oil company Total SA, posted a slight decline for the reporting period.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI GERMANY INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.81)%	(10.53)%	(9.66)%	19.35%	19.20%	19.61%	5.87%	6.18%	6.14%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.81)%	(10.53)%	(9.66)%	142.18%	140.70%	144.83%	76.86%	82.11%	81.39%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GERMANY INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	19.38%

Consumer Cyclical	17.24

Basic Materials	15.52

Utilities	15.48

Industrial	14.93

Technology	5.32

Consumer Non-Cyclical	5.26

Communications	4.77

Energy	1.01

Diversified	0.46

Short-Term and Other Net Assets	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
E.ON AG	10.74%

Siemens AG Registered	9.08

Allianz SE Registered	7.25

Bayer AG	5.82

BASF SE	5.34

Daimler AG Registered	4.92

SAP AG	4.70

Deutsche Telekom AG Registered	4.52

RWE AG	4.51

Volkswagen AG	4.18

TOTAL	61.06%

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (9.81)%, while the total return for the Index was (9.66)%.

The German stock market declined for the reporting period against a backdrop of slowing global economic conditions. A contraction in Germany’s Gross Domestic Product (GDP) level for the second quarter of 2008 signaled that the expansion cycle had come to an end. Industrial production fell to its lowest level in more than nine years, and factory orders declined for eight consecutive months through July 2008, extending their longest-ever declining streak. Adding to Germany’s economic concerns, rising prices for food and oil drove the inflation level to its highest level in 12 years.

The ten largest Fund holdings represented approximately 61% of the net assets of the Fund as of August 31, 2008. Among the Fund’s ten largest holdings, performance was mixed for the reporting period. The strongest performer by far was car manufacturer Volkswagen AG. Utility company E.ON AG, the Fund’s largest holding, was also a positive contributor. On the negative side, car manufacturer Daimler AG led the decliners, followed by Allianz SE and Siemens AG.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ITALY INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.43)%	(20.82)%	(20.40)%	12.46%	12.13%	12.26%	5.30%	5.31%	4.99%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.43)%	(20.82)%	(20.40)%	79.92%	77.23%	78.30%	67.64%	67.81%	62.69%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ITALY INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	47.99%

Energy	22.05

Utilities	10.97

Communications	6.24

Consumer Non-Cyclical	4.62

Industrial	3.72

Consumer Cyclical	3.70

Diversified	0.58

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Eni SpA	19.45%

UniCredito SpA	12.92

Intesa Sanpaolo SpA	9.11

Assicurazioni Generali SpA	6.84

Enel SpA	4.75

Terna SpA	4.65

Unione di Banche Italiane ScpA	4.41

Banco Popolare SpA	3.49

Telecom Italia SpA	3.19

Mediobanca SpA	2.75

TOTAL	71.56%

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (19.43)%, while the total return for the Index was (20.40)%.

Italy’s equity market declined sharply for the reporting period against a backdrop of slowing global economic growth. Already one of the slowest economies in the euro zone, Italy’s economic growth declined further during the reporting period as global economic activity cooled. For the fourth quarter of 2007, in particular, Gross Domestic Product (GDP) contracted 0.4% from the previous quarter, and grew by a modest 0.4% for the first quarter of 2008. As prices for oil and food escalated, inflation grew to its highest level in 11 years by early 2008, curbing consumer spending. The U.S dollar appreciated against the euro in the final months of the reporting period, further trimming dollar-denominated performance returns.

The ten largest Fund holdings represented nearly 72% of the net assets of the Fund as of August 31, 2008. For the reporting period, nine of the Fund’s ten largest holdings declined. Telecommunications company Telecom Italia SpA was the largest detractor from performance among the Fund’s ten largest holdings, declining nearly 40%. All six financial companies among the Fund’s ten largest holdings also posted declines, led by UniCredito SpA and Mediobanca SpA. The Fund’s largest holding, energy company Eni SpA also declined modestly. Electric company Terna SpA posted a strong gain for the reporting period, representing the only holding amongst the top ten to produce a positive return.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.67)%	(13.16)%	(11.54)%	14.44%	14.31%	14.83%	3.16%	3.31%	4.49%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.67)%	(13.16)%	(11.54)%	96.28%	95.15%	99.62%	36.50%	38.47%	55.17%

Effective February 1, 2008, to broaden its coverage of the market, the Fund changed its underlying index from the MSCI Netherlands IndexSM to the MSCI Netherlands Investable Market IndexSM. Effective June 25, 2008, the Fund changed its name from the iShares MSCI Netherlands Index Fund to the iShares MSCI Netherlands Investable Market Index Fund.

Index performance reflects the performance of the MSCI Netherlands IndexSM through January 31, 2008 and the MSCI Netherlands Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Index performance reflects the performance of the MSCI Netherlands IndexSM through January 31, 2008 and the MSCI Netherlands Investable Market IndexSM thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	26.07%

Consumer Non-Cyclical	25.67

Industrial	18.40

Communications	14.67

Basic Materials	7.22

Technology	4.25

Energy	2.37

Diversified	0.76

Consumer Cyclical	0.19

Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
ING Groep NV	17.40%

Unilever NV	13.09

Koninklijke Philips Electronics NV	9.84

Koninklijke KPN NV	9.03

Aegon NV	4.86

Akzo Nobel NV	4.78

Koninklijke Ahold NV	4.44

TNT NV	4.29

Heineken NV	3.35

Reed Elsevier NV	3.21

TOTAL	74.29%

The iShares MSCI Netherlands Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (12.67)%, while the total return for the Index was (11.54)%.

The Dutch stock market declined for the reporting period against a backdrop of slowing global economic growth. Because the Dutch economy relies heavily on its export trade for its livelihood, it is sensitive to the economic health of its trading partners, particularly its neighboring European countries, which account for roughly 75% of its export market. During the reporting period, these European trading partners generally experienced softening economic activity, leading to decreased demand for Dutch products. Further dampening the Netherlands’ economic landscape, rising prices for oil and food drove inflation to its highest level since December 2002 which, in turn, led to reduced consumer spending.

The ten largest Fund holdings accounted for approximately 74% of the net assets of the Fund as of August 31, 2008. Among the ten largest holdings, performance was mostly negative, with nine of the holdings declining for the reporting period. Financial companies Aegon NV and ING Groep NV, the Fund’s largest holding, were among the most significant decliners. Beer producer Heineken NV also delivered negative returns, as did manufacturing conglomerate Akzo Nobel NV and Koninklijke Philips Electronics NV. Telecommunications company Koninklijke KPN NV was the lone positive performer for the reporting period, producing a solid gain.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SPAIN INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.76)%	(10.50)%	(9.43)%	19.83%	19.61%	20.06%	9.97%	10.30%	10.04%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.76)%	(10.50)%	(9.43)%	147.10%	144.86%	149.47%	158.73%	166.48%	160.28%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SPAIN INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	40.52%

Communications	20.86

Utilities	15.98

Energy	6.95

Industrial	6.76

Consumer Non-Cyclical	3.93

Consumer Cyclical	3.00

Technology	1.21

Basic Materials	0.59

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Telefonica SA	20.43%

Banco Santander SA	19.99

Banco Bilbao Vizcaya Argentaria SA	9.39

Iberdrola SA	4.71

Repsol YPF SA	4.66

Union Fenosa SA	4.21

Banco Popular Espanol SA	3.80

Gas Natural SDG SA	3.28

Actividades de Construcciones y Servicios SA	2.87

Industria de Diseno Textil SA	2.82

TOTAL	76.16%

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (9.76)%, while the total return for the Index was (9.43)%.

The Spanish equity market declined for the reporting period, reflecting cooling economic activity. Because Spain’s trade with neighboring European countries accounts for the vast majority of its exports, it was vulnerable to the slowing economic environments in major European countries during the reporting period. Export trade outside of Europe also softened, reflecting sluggish economic conditions in the U.S. and Asia. For the second quarter of 2008, the annualized Gross Domestic Product (GDP) growth rate for Spain was 1.8%, down from an annualized 4.0% rate for the second quarter of 2007. In addition, unemployment and inflation levels rose, contributing to lower household consumption rates.

The ten largest Fund holdings represented more than 76% of the net assets of the Fund as of August 31, 2008. Performance among the ten largest holdings as of August 31, 2008 was mostly negative for the reporting period. Among these holdings, all three financial companies declined, led by Banco Popular Espanol SA and Banco Bilbao Vizcaya Argentaria SA. Industria de Diseno Textil SA and Actividades de Construcciones y Servicios SA also declined notably. On the positive side, utility company Union Fenosa SA was the strongest performer by far, followed by a modest positive return from telecommunications company Telefonica SA.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.16)%	(23.71)%	(23.35)%	17.33%	17.17%	17.48%	7.34%	7.62%	8.20%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(23.16)%	(23.71)%	(23.35)%	122.39%	120.88%	123.75%	103.14%	108.37%	119.92%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	24.95%

Communications	24.60

Industrial	23.39

Consumer Cyclical	13.40

Basic Materials	6.45

Consumer Non-Cyclical	6.16

Energy	0.95

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Telefonaktiebolaget LM Ericsson AB Class B	13.26%

Nordea Bank AB	10.94

Hennes & Mauritz AB Class B	10.02

TeliaSonera AB	6.20

Sandvik AB	4.82

Volvo AB Class B	4.66

Svenska Handelsbanken AB Class A	4.37

Investor AB Class B	3.81

Atlas Copco AB Class A	3.77

Skandinaviska Enskilda Banken AB Class A	3.30

TOTAL	65.15%

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (23.16)%, while the total return for the Index was (23.35)%.

Sweden’s equity market declined sharply for the reporting period against a backdrop of sluggish global economic growth. Because Sweden’s economy is heavily dependent on exports, it is sensitive to the economic health of its export partners. During the reporting period, economic slowdown in neighboring European countries and in the U.S. resulted in reduced export growth levels for Sweden, in turn leading to slowing economic growth. For the first two quarters of 2008, Gross Domestic Product (GDP) grew by an annualized rate of 2.4%, while inflation grew by an annualized 4.4% rate for this 6-month period, its fastest pace in 14 years.

The ten largest Fund holdings represented about 65% of the net assets of the Fund as of August 31, 2008. Performance was negative among the Fund’s ten largest holdings for the reporting period, as all ten holdings declined in value. Among these holdings, four financial companies detracted from performance, with the Class A shares of Skandinaviska Enskilda Banken AB logging the steepest decline. The Class B shares of mobile phone maker Telefonaktiebolaget LM Ericsson AB, the Fund’s largest holding, also declined sharply, as did machinery company Sandvik AB and car manufacturer Volvo AB. Mobile telephone operator TeliaSonera AB fared the best among the ten largest holdings, managing only a modest decline for the reporting period.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.97)%	(8.31)%	(9.13)%	14.68%	14.49%	14.19%	5.02%	5.39%	5.32%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.97)%	(8.31)%	(9.13)%	98.32%	96.71%	94.14%	63.25%	69.04%	67.99%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	53.11%

Financial	22.45

Industrial	9.30

Basic Materials	6.01

Consumer Cyclical	5.90

Communications	1.92

Technology	0.77

Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Nestle SA Registered	18.58%

Roche Holding AG Genusschein	13.35

Novartis AG Registered	13.31

UBS AG Registered	4.92

Credit Suisse Group AG Registered	4.89

Zurich Financial Services AG Registered	4.83

ABB Ltd. Registered	4.83

Compagnie Financiere Richemont SA A Units Bearer	4.19

Syngenta AG Registered	3.89

Swiss Reinsurance Co. Registered	3.26

TOTAL	76.05%

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (7.97)%, while the total return for the Index was (9.13)%.

Switzerland’s equity market declined for the reporting period. Because it relies on countries in the euro zone for more than half of its exports, Switzerland was vulnerable to sluggish economic conditions in some of its neighboring countries during the reporting period. As export growth slowed and manufacturing growth fell to its lowest level in three years, economic growth cooled. For the first quarter of 2008, Gross Domestic Product (GDP) increased just 0.3%, compared with a 0.9% increase for each of the previous three quarters. In addition, rising oil prices led to an increased inflation level, which climbed 3.1% in June 2008 compared with a year earlier.

The ten largest Fund holdings accounted for approximately 76% of the net assets of the Fund as of August 31, 2008. Among the ten largest holdings, performance was mixed for the reporting period. The best performer was agriculture company Syngenta AG, which posted a strong double-digit return. Healthcare company Novartis AG also posted a sound gain, as did the Fund’s largest holding, packaged food company Nestle SA. On the negative side of the performance spectrum, financial companies UBS AG, Credit Suisse Group AG, and Swiss Reinsurance Co. were the most significant decliners.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.16)%	(17.43)%	(16.68)%	12.09%	11.98%	12.87%	4.02%	4.57%	4.75%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.16)%	(17.43)%	(16.68)%	76.92%	76.11%	83.16%	48.28%	56.40%	59.08%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	23.00%

Consumer Non-Cyclical	22.63

Energy	19.73

Basic Materials	12.36

Communications	8.99

Utilities	4.86

Industrial	3.69

Consumer Cyclical	3.42

Technology	0.36

Diversified	0.10

Short-Term and Other Net Assets	0.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
HSBC Holdings PLC	7.56%

BP PLC	7.27

Vodafone Group PLC	5.45

GlaxoSmithKline PLC	5.17

Royal Dutch Shell PLC Class A	4.98

Rio Tinto PLC	3.80

Royal Dutch Shell PLC Class B	3.80

BG Group PLC	2.96

AstraZeneca PLC	2.87

Anglo American PLC	2.82

TOTAL	46.68%

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (17.16)%, while the total return for the Index was (16.68)%.

The United Kingdom equity market experienced a double-digit decline for the reporting period against a backdrop of sluggish economic conditions. Escalating borrowing costs and sharply declining housing prices combined to weaken the economy, following a decade of expansion. In August 2008, the U.K. economy moved a step closer to recession after official data showed that growth had unexpectedly come to a standstill in the second quarter, marking the weakest performance since the early 1990s. The Bank of England responded to weak conditions by reducing its key lending rate three times during the reporting period, bringing the rate from 5.75% down to 5.00% by the end of the period.

The ten largest Fund holdings represented approximately 47% of the net assets of the Fund as of August 31, 2008. Seven of the Fund’s ten largest holdings declined for the reporting period. Wireless telecommunications company Vodafone Group PLC was the largest detractor from performance among the ten largest holdings. Diversified oil company BP PLC was the largest detractor of the three oil companies to decline among the ten largest holdings. The Fund’s largest holding, HSBC Holdings PLC, also registered a decline. Natural gas company BG Group PLC led positive performance among the ten largest holdings, followed closely by mining company Rio Tinto PLC. Pharmaceutical company AstraZeneca PLC also posted a modest gain.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/08 to 8/31/08)
Austria Investable Market
Actual	$1,000.00	$ 896.70	0.52%	$2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Belgium Investable Market
Actual	1,000.00	811.80	0.52	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
EMU
Actual	1,000.00	888.00	0.52	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
France
Actual	1,000.00	931.60	0.52	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64

SHAREHOLDER EXPENSES	23

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/08 to 8/31/08)
Germany
Actual	$1,000.00	$ 916.60	0.52%	$2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Italy
Actual	1,000.00	865.60	0.52	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Netherlands Investable Market
Actual	1,000.00	915.50	0.52	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Spain
Actual	1,000.00	882.90	0.52	2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Sweden
Actual	1,000.00	873.20	0.52	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Switzerland
Actual	1,000.00	916.50	0.52	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
United Kingdom
Actual	1,000.00	898.40	0.52	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.94%

AIRLINES – 0.43%
Austrian Airlines AGa,b	93,672	$826,073

		826,073

BANKS – 18.98%
Erste Group Bank AG	451,546	27,243,037
Raiffeisen International Bank Holding AGb	86,163	9,512,742

		36,755,779

BIOTECHNOLOGY – 2.22%
Intercell AGa	97,175	4,291,977

		4,291,977

BUILDING MATERIALS – 2.77%
Wienerberger AGb	202,702	5,371,704

		5,371,704

CHEMICALS – 0.39%
Lenzing AG	1,646	754,647

		754,647

COMMERCIAL SERVICES – 0.19%
Kapsch TrafficCom AG	9,216	364,308

		364,308

ELECTRIC – 5.74%
EVN AG	78,599	2,078,284
Oesterreichische Elektrizitaetswirtschafts AG Class A	118,985	9,032,057

		11,110,341

ELECTRICAL COMPONENTS & EQUIPMENT – 0.66%
Zumtobel AG	79,238	1,284,406

		1,284,406

ENGINEERING & CONSTRUCTION – 6.69%
Flughafen Wien AG	37,975	3,096,224
Meinl Airports International AGa	163,546	1,348,371
Strabag SE	136,939	8,503,844

		12,948,439

ENTERTAINMENT – 0.95%
bwin Interactive Entertainment AGa	65,792	1,840,383

		1,840,383

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.58%
BWT AG	27,094	$813,739
Christ Water Technology AGa	37,579	300,972

		1,114,711

FOOD – 0.39%
Agrana Beteiligungs AG	9,467	749,435

		749,435

FOREST PRODUCTS & PAPER – 0.98%
Mayr-Melnhof Karton AG	23,948	1,900,376

		1,900,376

INSURANCE – 4.71%
UNIQA Versicherungen AG	71,108	2,071,790
Vienna Insurance Group	112,518	7,056,887

		9,128,677

IRON & STEEL – 7.27%
voestalpine AG	257,870	14,069,796

		14,069,796

LODGING – 0.10%
Warimpex Finanz-und Beteiligungs AG	28,001	200,351

		200,351

MACHINERY – 3.52%
Andritz AG	101,772	6,302,011
A-TEC Industries AGa	5,574	515,767

		6,817,778

MACHINERY - CONSTRUCTION & MINING – 0.36%
Palfinger AGb	31,129	700,736

		700,736

MANUFACTURING – 1.56%
RHI AGa	66,450	3,026,892

		3,026,892

OIL & GAS – 12.73%
OMV AG	382,498	24,642,686

		24,642,686

OIL & GAS SERVICES – 1.18%
Schoeller-Bleckmann Oilfield Equipment AG	27,270	2,276,005

		2,276,005

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
REAL ESTATE – 15.55%
Atrium European Real Estate Ltd.[a]	811,985	$8,308,342
CA Immo International AG	55,048	566,501
CA Immobilien Anlagen AGa	349,064	5,067,147
conwert Immobilien Invest SEa	254,043	3,740,148
ECO Business-Immobilien AGa	71,297	709,577
Immoeast AGa	678,330	4,384,167
IMMOFINANZ AG	651,334	5,945,344
Sparkassen Immobilien AGa	171,789	1,388,511

		30,109,737

TELECOMMUNICATIONS – 9.02%
Telekom Austria AG	805,923	17,453,711

		17,453,711

TRANSPORTATION – 1.97%
Oesterreichische Post AG	95,899	3,814,881

		3,814,881

TOTAL COMMON STOCKS
(Cost: $256,776,004)		191,553,829

RIGHTS – 0.00%

AIRLINES – 0.00%
Austrian Airlines AGb,c	99,436	14

		14

TOTAL RIGHTS
(Cost: $0)		14

SHORT-TERM INVESTMENTS – 8.11%

MONEY MARKET FUNDS – 8.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[d,e]	49,863	49,863
BGI Cash Premier Fund LLC 2.63%[d,e,f]	15,647,007	15,647,007

		15,696,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,696,870)		15,696,870

Security	Value
TOTAL INVESTMENTS IN SECURITIES – 107.05%
(Cost: $272,472,874)	$207,250,713

Other Assets, Less Liabilities – (7.05)%	(13,648,542)

NET ASSETS – 100.00%	$193,602,171

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.11%

BANKS – 36.17%
Banque Nationale de Belgique	248	$1,096,095
Dexia SAa	347,966	4,964,119
Fortis[a]	1,707,073	23,825,498
KBC Group NV	140,930	13,500,996

		43,386,708

BEVERAGES – 9.31%
InBev	159,970	11,165,806

		11,165,806

BIOTECHNOLOGY – 0.39%
Devgen NVb	14,720	234,052
Innogenetics NVb	24,275	231,230

		465,282

BUILDING MATERIALS – 0.07%
Deceuninck NV	7,474	81,427

		81,427

CHEMICALS – 5.74%
Recticel SA	1,360	16,739
Solvay SA	45,560	5,614,237
Tessenderlo Chemie NV	22,610	1,258,270

		6,889,246

COMPUTERS – 0.02%
Econocom Group SA	1,530	18,921

		18,921

DIVERSIFIED FINANCIAL SERVICES – 1.75%
KBC Ancora SCA	28,730	2,095,007

		2,095,007

ELECTRICAL COMPONENTS & EQUIPMENT – 1.37%
NV Bekaert SA	9,350	1,640,164

		1,640,164

ELECTRONICS – 1.08%
Barco NV	14,450	676,939
EVS Broadcast Equipment SA	7,140	620,200

		1,297,139

ENGINEERING & CONSTRUCTION – 0.19%
Compagnie d’Entreprises CFE	2,210	233,288

		233,288

Security	Shares	Value
ENTERTAINMENT – 0.06%
Kinepolis	2,040	$72,412

		72,412

FOOD – 8.01%
Colruyt SA	14,110	3,867,601
Delhaize Group	88,740	5,744,569

		9,612,170

HEALTH CARE - PRODUCTS – 0.27%
Ion Beam Applications SA	14,110	321,365

		321,365

HOLDING COMPANIES - DIVERSIFIED – 12.17%
Ackermans & van Haaren NV	19,550	1,948,574
Compagnie Nationale a Portefeuille SA	27,370	2,007,924
Groupe Bruxelles Lambert SA	66,980	7,011,264
Sofina SA	31,960	3,636,264

		14,604,026

INVESTMENT COMPANIES – 0.58%
RHJ International SAb	68,340	694,234

		694,234

MANUFACTURING – 0.63%
AGFA-Gevaert NVb	94,860	759,738

		759,738

MEDIA – 0.04%
Roularta Media Group NV	1,419	51,079

		51,079

MINING – 4.38%
Nyrstar NV	63,800	571,092
Umicore	106,080	4,680,603

		5,251,695

PHARMACEUTICALS – 3.93%
Omega Pharma SA	21,420	1,091,762
UCB SA	91,630	3,626,173

		4,717,935

REAL ESTATE INVESTMENT TRUSTS – 2.54%
Befimmo SCA	2,550	285,322
Cofinimmo SA	14,960	2,724,035
Warehouses De Pauw SCA	680	42,248

		3,051,605

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
RETAIL – 0.57%
SA D’leteren NV	2,720	$687,937

		687,937

SEMICONDUCTORS – 0.07%
Melexis NV	5,270	81,157

		81,157

TELECOMMUNICATIONS – 7.49%
Belgacom SA	139,400	5,588,458
Mobistar SA	28,730	2,141,958
Option NVa,b	39,928	198,102
Telenet Group Holding NVb	45,900	1,052,838

		8,981,356

TRANSPORTATION – 1.31%
Compagnie Maritime Belge SA	12,920	692,191
Euronav SA	19,380	824,295
Exmar NV	1,870	49,528

		1,566,014

VENTURE CAPITAL – 0.97%
GIMV NV	19,040	1,162,472

		1,162,472

TOTAL COMMON STOCKS
(Cost: $169,472,008)		118,888,183

SHORT-TERM INVESTMENTS – 15.78%

MONEY MARKET FUNDS – 15.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	28,337	28,337
BGI Cash Premier Fund LLC 2.63%[c,d,e]	18,898,386	18,898,386

		18,926,723

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,926,723)		18,926,723

TOTAL INVESTMENTS IN SECURITIES – 114.89%
(Cost: $188,398,731)		137,814,906

Other Assets, Less Liabilities – (14.89)%		(17,860,273)

NET ASSETS – 100.00%		$119,954,633

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMU INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 97.94%

AUSTRIA – 1.77%
Andritz AG	14,432	$893,670
Atrium European Real Estate Ltd.[a]	101,441	1,037,958
Erste Group Bank AG	61,539	3,712,821
Immoeast AGa	153,200	990,159
IMMOFINANZ AG	165,962	1,514,893
Oesterreichische Elektrizitaetswirtschafts AG Class A	29,692	2,253,896
OMV AG	53,115	3,421,969
Raiffeisen International Bank Holding AGb	18,265	2,016,530
Strabag SE	15,174	942,298
Telekom Austria AG	104,117	2,254,841
Vienna Insurance Group	11,579	726,210
voestalpine AG	42,782	2,334,254
Wienerberger AG	28,900	765,864

		22,865,363

BELGIUM – 2.98%
Belgacom SA	48,051	1,926,334
Colruyt SA	6,182	1,694,508
Compagnie Nationale a Portefeuille SA	15,497	1,136,894
Delhaize Group	33,720	2,182,859
Dexia SA	181,526	2,589,669
Fortis[b]	704,748	9,836,118
Groupe Bruxelles Lambert SA	26,986	2,824,813
InBev	57,886	4,040,406
KBC Ancora SCA	11,693	852,660
KBC Group NV	52,547	5,033,966
Mobistar SA	8,712	649,521
Solvay SA	20,234	2,493,382
UCB SA	31,880	1,261,622
Umicore	43,836	1,934,190

		38,456,942

FINLAND – 4.50%
Cargotec Corp. Class B	10,898	336,455
Elisa OYJ Class A	36,948	793,104
Fortum OYJ	148,368	6,124,911
Kesko OYJ Class B	17,876	554,519

Security	Shares	Value
Kone OYJ Class B	46,365	$1,447,130
Metso OYJ	38,425	1,509,886
Neste Oil OYJ	43,099	1,034,276
Nokia OYJ	1,231,489	30,967,059
Nokian Renkaat OYJ	35,406	1,272,929
Orion OYJ Class B	26,107	493,903
Outokumpu OYJ	39,360	951,502
Pohjola Bank PLC Class Ab	38,217	620,603
Rautaruukki OYJ	26,699	914,688
Sampo OYJ Class A	136,566	3,460,230
SanomaWSOY OYJ Class B	27,086	539,541
Stora Enso OYJ Class Rb	191,354	1,932,606
UPM-Kymmene OYJ	177,289	3,053,861
Wartsila OYJ Class B	27,807	1,610,944
YIT OYJ	33,540	526,383

		58,144,530

FRANCE – 30.76%
Accor SA	69,096	4,603,128
Aeroports de Paris	9,274	814,030
Air France-KLM	46,110	1,118,752
Alcatel-Lucent[a]	708,682	4,329,932
ALSTOM	69,134	7,088,135
ArcelorMittal	279,314	22,107,189
Atos Origin SA	22,199	1,202,062
AXA	486,130	15,645,309
BNP Paribas	261,892	23,704,874
Bouygues SA	76,996	4,674,858
Bureau Veritas SA	12,648	721,006
Cap Gemini SA	42,712	2,543,607
Carrefour SA	200,072	10,642,308
Casino Guichard-Perrachon SA	14,626	1,442,289
Christian Dior SA	15,455	1,656,464
CNP Assurances SA	10,678	1,288,939
Compagnie de Saint-Gobain	91,887	5,668,259
Compagnie Generale de Geophysique-Veritas[a]	40,745	1,686,230
Compagnie Generale des Etablissements Michelin Class B	47,770	3,119,811
Credit Agricole SA	299,546	6,403,416
Dassault Systemes SA	19,108	1,162,404
Eiffage SA	11,240	751,945
Electricite de France	62,663	5,387,727

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2008

Security	Shares	Value
Eramet	1,973	$1,091,053
Essilor International SA	59,853	3,208,397
Eurazeo	8,434	833,799
European Aeronautic Defence and Space Co.	105,094	2,371,929
Eutelsat Communications[a]	27,275	760,547
France Telecom SA	579,703	17,184,573
GDF SUEZ	357,199	20,719,917
Gecina SA	5,857	727,865
Groupe Danone	139,980	9,807,612
Hermes International[b]	23,353	3,343,940
Icade	6,464	608,398
Imerys SA	10,682	688,824
JCDecaux SA	19,397	432,357
Klepierre	22,763	914,565
Lafarge SA	47,770	5,810,614
Lagardere SCA	39,349	2,212,986
L’Air Liquide SA	81,209	9,924,671
Legrand SA	31,999	824,434
L’Oreal SA	77,837	7,782,182
LVMH Moet Hennessy Louis Vuitton SA	75,027	8,032,542
M6-Metropole Television	20,910	469,467
Natixis	135,112	1,145,771
Neopost SA	10,959	1,151,350
PagesJaunes SA	36,499	526,609
Pernod Ricard SA	51,264	4,830,299
PPR SA	24,166	2,836,310
PSA Peugeot Citroen SAb	49,753	2,382,053
Publicis Groupe SA	42,331	1,429,039
Renault SA	59,291	4,999,166
Safran SA	62,615	1,119,125
Sanofi-Aventis	332,184	23,773,104
Schneider Electric SA	70,812	7,183,029
SCOR SE	56,359	1,308,508
SES SA	112,565	2,734,443
Societe BIC	7,031	426,788
Societe Generale	149,492	14,547,922
Societe Television Francaise 1	37,614	658,435
Sodexo	35,251	2,400,815
STMicroelectronics NV	207,659	2,736,247
Technip SA	32,596	2,694,608

Security	Shares	Value
Thales SA	30,653	$1,741,975
Total SA	692,384	49,994,626
Unibail-Rodamco	26,133	5,467,584
Valeo SA	25,864	929,110
Vallourec SA	17,141	4,816,007
Veolia Environnement	117,177	6,322,632
Vinci SA	131,227	7,505,779
Vivendi	368,953	14,361,971
Wendel	8,976	997,198
Zodiac SA	16,688	842,713

		397,376,562

GERMANY – 24.68%
Adidas AG	65,754	3,877,093
Allianz SE Registered	144,153	24,215,358
BASF SE	313,315	18,165,128
Bayer AG	243,346	19,349,955
Bayerische Motoren Werke AG	106,499	4,390,208
Beiersdorf AG	30,069	1,755,269
Bilfinger Berger AG	11,716	829,844
Celesio AG	26,695	1,027,740
Commerzbank AG	205,411	6,075,544
Continental AG	50,592	5,515,546
Daimler AG Registered	285,675	16,781,342
Deutsche Bank AG Registered	164,104	14,061,243
Deutsche Boerse AG	65,473	6,248,170
Deutsche Lufthansa AG Registered	80,100	1,732,941
Deutsche Post AG Registered	267,231	6,294,893
Deutsche Postbank AG	28,943	1,901,744
Deutsche Telekom AG Registered	895,547	14,911,885
E.ON AG	611,175	35,857,125
Fraport AG	11,243	727,483
Fresenius Medical Care AG & Co. KGaA	60,977	3,285,706
Fresenius SE	8,152	686,742
GEA Group AG	49,626	1,570,830
Hamburger Hafen und Logistik AG	8,582	540,266
Hannover Rueckversicherung AG	21,192	910,102
HeidelbergCement AG	8,492	962,681
Henkel AG & Co. KGaA	41,101	1,444,396
Hochtief AG	13,769	1,169,458
Hypo Real Estate Holding AG	53,390	1,311,105
Infineon Technologies AGa	238,007	2,049,874

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2008

Security	Shares	Value
IVG Immobilien AG	35,656	$659,856
K+S AG	49,094	5,984,672
Linde AG	43,836	5,550,875
MAN AG	33,439	3,291,063
Merck KGaA	21,092	2,429,874
METRO AG	34,844	1,950,904
Muenchener Rueckversicherungs-Gesellschaft
AG Registered	66,597	10,410,676
Puma AG	1,405	444,813
Q-Cells AGa	19,389	1,960,216
Rheinmetall AG	10,961	702,942
RWE AG	142,748	15,474,136
Salzgitter AG	13,488	2,087,045
SAP AG	277,909	15,629,588
Siemens AG Registered	277,347	30,322,149
SolarWorld AG	27,540	1,444,646
ThyssenKrupp AG	114,086	5,746,018
TUI AG	77,557	1,551,751
United Internet AG Registered	39,017	572,130
Volkswagen AGb	46,927	14,094,008
Wacker Chemie AG	4,777	884,322

		318,841,355

GREECE – 1.49%
Coca-Cola Hellenic Bottling Co. SA ADR	140,575	3,494,695
Hellenic Telecommunications Organization SA SP ADR	499,509	5,314,776
National Bank of Greece SA ADR	1,179,119	10,388,038

		19,197,509

IRELAND – 1.38%
Allied Irish Banks PLC	305,730	3,915,966
Anglo Irish Bank Corp. PLC	255,436	2,237,591
Bank of Ireland	356,285	2,858,746
CRH PLC	173,096	4,536,162
Elan Corp. PLC[a]	148,930	2,141,095
Irish Life & Permanent PLC	80,568	754,399
Kerry Group PLC Class A	43,843	1,194,135
Ryanair Holdings PLC[a]	43,520	165,947

		17,804,041

Security	Shares	Value
ITALY – 10.34%
A2A SpA	382,741	$1,203,052
Alleanza Assicurazioni SpA	107,345	1,024,881
Assicurazioni Generali SpA	334,671	11,219,220
Atlantia SpA	81,941	2,181,128
Autogrill SpA	58,451	732,754
Banca Carige SpA	261,771	879,658
Banca Monte dei Paschi di Siena SpA	597,082	1,580,539
Banca Popolare di Milano Scrl	152,892	1,534,024
Banco Popolare SpA	217,299	4,171,737
Bulgari SpA	46,594	479,500
Enel SpA	1,408,934	13,016,252
Eni SpA	839,066	27,461,051
Fiat SpA	230,420	3,592,508
Finmeccanica SpA	101,998	2,746,546
Fondiaria-Sai SpA	23,182	646,758
IFIL Investments SpA	129,562	850,258
Intesa Sanpaolo SpA	2,534,620	13,704,280
Italcementi SpA	26,413	372,533
Lottomatica SpA	30,712	951,339
Luxottica Group SpA[b]	38,551	979,053
Mediaset SpA	223,951	1,638,668
Mediobanca SpA	164,104	2,353,205
Mediolanum SpA	60,223	263,108
Parmalat SpA	534,192	1,482,485
Pirelli & C. SpA	829,788	564,405
Prysmian SpA	28,662	707,232
Saipem SpA	84,019	3,353,425
Snam Rete Gas SpA	269,080	1,690,583
Telecom Italia SpA	3,153,918	5,144,838
Terna SpA	437,798	1,769,285
UniCredito SpA	3,688,406	20,010,492
Unione di Banche Italiane ScpA	211,473	4,757,292
Unipol Gruppo Finanziario SpA	209,071	524,807

		133,586,896

NETHERLANDS – 7.64%
Aegon NV	444,261	5,261,939
Akzo Nobel NV	86,267	5,303,795
ASML Holding NV	136,566	3,243,086
Corio NV	15,733	1,166,021
Fugro NV CVA	19,389	1,506,058
Heineken Holding NV	29,224	1,304,089

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2008

Security	Shares	Value
Heineken NV	74,184	$3,499,325
ING Groep NV	612,018	19,228,268
Koninklijke Ahold NV	378,507	4,753,402
Koninklijke Boskalis Westminster NV	18,655	1,110,952
Koninklijke DSM NV	48,332	2,798,596
Koninklijke KPN NV	591,786	10,106,581
Koninklijke Philips Electronics NV	343,101	11,234,101
Randstad Holding NV	32,041	990,620
Reed Elsevier NV	205,811	3,463,350
SBM Offshore NV	43,274	1,054,403
SNS REAAL NV	44,323	741,944
TNT NV	121,392	4,557,344
TomTom NVa	20,232	503,691
Unilever NV	520,131	14,430,801
Wolters Kluwer NV	98,161	2,406,217

		98,664,583

PORTUGAL – 0.83%
Banco BPI SA Registered	110,616	373,751
Banco Comercial Portugues SA Registered[b]	858,393	1,491,248
Banco Espirito Santo SA Registered	84,934	1,102,889
BRISA - Auto-estradas de Portugal SA	116,615	1,088,492
CIMPOR - Cimentos de Portugal SGPS SAb	115,246	727,040
Energias de Portugal SA	567,339	2,898,369
Jeronimo Martins SGPS SA	74,620	640,480
Portugal Telecom SGPS SA Registered[b]	188,699	1,983,578
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	51,705	408,018

		10,713,865

SPAIN – 11.57%
Abertis Infraestructuras SA	89,080	1,853,122
Acciona SA	9,273	1,859,426
Acerinox SA	46,651	888,057
Actividades de Construcciones y Servicios SA	64,573	2,885,302
Banco Bilbao Vizcaya Argentaria SA	1,165,026	19,827,822

Security	Shares	Value
Banco Popular Espanol SAb	277,463	$2,953,418
Banco Sabadell SAb	326,244	2,555,264
Banco Santander SA	2,023,200	34,671,558
Bankinter SAb	86,829	929,353
Cintra Concesiones de Infraestructuras de Transporte SAb	76,718	895,678
Criteria CaixaCorp SA	277,656	1,418,463
Enagas SA	58,523	1,497,469
Fomento de Construcciones y Contratas SA	14,893	752,289
Gamesa Corporacion Tecnologica SA	62,663	2,986,314
Gas Natural SDG SA	37,935	1,768,205
Gestevision Telecinco SA	31,753	411,386
Grifols SA	40,557	1,212,114
Grupo Ferrovial SA	19,670	991,562
Iberdrola Renovables SAa	251,214	1,612,545
Iberdrola SA	1,109,669	13,461,772
Iberia Lineas Aereas de Espana SA	172,900	516,741
Indra Sistemas SA	35,024	902,887
Industria de Diseno Textil SA	68,002	3,189,694
Mapfre SA	222,840	1,072,809
Promotora de Informaciones SA	26,100	229,017
Red Electrica Corporacion SA	37,654	2,235,184
Repsol YPF SA	244,470	7,630,324
Sacyr Vallehermoso SAb	24,339	444,689
Telefonica SA	1,364,255	33,964,148
Union Fenosa SA	121,428	3,101,701
Zardoya Otis SAb	37,094	755,279

		149,473,592

TOTAL COMMON STOCKS
(Cost: $1,490,005,699)		1,265,125,238

PREFERRED STOCKS – 1.61%

GERMANY – 1.19%
Bayerische Motoren Werke AG	18,279	629,723
Fresenius SE	24,463	2,005,352
Henkel AG & Co. KGaA	57,137	2,251,050
Porsche Automobil Holding SE	28,100	3,978,575
ProSiebenSat.1 Media AG	10,959	112,779

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2008

Security	Shares	Value
RWE AG	12,536	$1,096,848
Volkswagen AG	34,563	5,358,230

		15,432,557

ITALY – 0.42%
Intesa Sanpaolo SpA RNC	328,423	1,601,663
Istituto Finanziario Industriale SpA[a]	20,943	454,483
Italcementi SpA RNC	41,880	483,089
Telecom Italia SpA RNC	1,793,848	2,296,343
Unipol Gruppo Finanziario SpA	278,763	523,271

		5,358,849

TOTAL PREFERRED STOCKS
(Cost: $25,051,338)		20,791,406

RIGHTS – 0.17%

FRANCE – 0.17%
Suez Environnement SAa	77,847	2,244,069

		2,244,069

TOTAL RIGHTS
(Cost: $2,221,549)		2,244,069

SHORT-TERM INVESTMENTS – 2.44%

MONEY MARKET FUNDS – 2.44%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	247,769	247,769
BGI Cash Premier Fund LLC 2.63%[c,d,e]	31,256,539	31,256,539

		31,504,308

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,504,308)		31,504,308

TOTAL INVESTMENTS IN SECURITIES – 102.16%
(Cost: $1,548,782,894)		1,319,665,021

Other Assets, Less Liabilities – (2.16)%		(27,856,992)

NET ASSETS – 100.00%		$1,291,808,029

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.27%

ADVERTISING – 0.62%
JCDecaux SAa	12,509	$278,824
PagesJaunes SA	24,420	352,333
Publicis Groupe SA	23,199	783,168

		1,414,325

AEROSPACE & DEFENSE – 1.44%
European Aeronautic Defence and Space Co.[a]	59,533	1,343,636
Safran SA	33,448	597,820
Thales SA	16,132	916,763
Zodiac SA	7,943	401,107

		3,259,326

AIRLINES – 0.24%
Air France-KLM	22,792	552,995

		552,995

APPAREL – 0.80%
Hermes International	12,691	1,817,237

		1,817,237

AUTO MANUFACTURERS – 1.84%
PSA Peugeot Citroen SAa	27,898	1,335,688
Renault SA	33,818	2,851,390

		4,187,078

AUTO PARTS & EQUIPMENT – 0.97%
Compagnie Generale des Etablissements Michelin Class B	26,270	1,715,668
Valeo SA	13,695	491,964

		2,207,632

BANKS – 11.37%
BNP Paribas	148,666	13,456,344
Credit Agricole SA	161,431	3,450,922
Natixis	77,515	657,340
Societe Generale	84,841	8,256,363

		25,820,969

BEVERAGES – 1.24%
Pernod Ricard SA	29,859	2,813,434

		2,813,434

Security	Shares	Value
BUILDING MATERIALS – 2.98%
Compagnie de Saint-Gobain	51,726	$3,190,836
Imerys SA	5,304	342,026
Lafarge SA	26,640	3,240,418

		6,773,280

CHEMICALS – 2.43%
L’Air Liquide SA	45,177	5,521,148

		5,521,148

COMMERCIAL SERVICES – 0.19%
Bureau Veritas SA	7,553	430,563

		430,563

COMPUTERS – 0.95%
Atos Origin SA	12,358	669,178
Cap Gemini SA	24,975	1,487,324

		2,156,502

COSMETICS & PERSONAL CARE – 2.43%
Christian Dior SA	10,115	1,084,124
L’Oreal SA	44,326	4,431,735

		5,515,859

ELECTRIC – 1.37%
Electricite de France	36,260	3,117,613

		3,117,613

ELECTRICAL COMPONENTS & EQUIPMENT – 0.18%
Legrand SA	15,984	411,818

		411,818

ENGINEERING & CONSTRUCTION – 3.50%
Aeroports de Paris	5,513	483,907
Bouygues SA	44,326	2,691,279
Eiffage SA	6,956	465,350
Vinci SA	75,258	4,304,525

		7,945,061

FOOD – 5.49%
Carrefour SA	115,477	6,142,498
Casino Guichard-Perrachon SA	7,992	788,102
Groupe Danone	79,143	5,545,105

		12,475,705

FOOD SERVICE – 0.52%
Sodexo	17,464	1,189,408

		1,189,408

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2008

Security	Shares	Value
GAS – 5.11%
GDF SUEZ	200,133	$11,609,045

		11,609,045

HAND & MACHINE TOOLS – 1.79%
Schneider Electric SA	40,108	4,068,476

		4,068,476

HEALTH CARE - PRODUCTS – 0.86%
Essilor International SA	36,408	1,951,637

		1,951,637

HOLDING COMPANIES - DIVERSIFIED – 2.36%
LVMH Moet Hennessy Louis Vuitton SA	44,696	4,785,244
Wendel	5,173	574,700

		5,359,944

HOUSEHOLD PRODUCTS & WARES – 0.13%
Societe BIC	4,736	287,479

		287,479

INSURANCE – 4.69%
AXA	282,236	9,083,310
CNP Assurances SA	6,934	837,002
SCOR SE	31,693	735,828

		10,656,140

INVESTMENT COMPANIES – 0.21%
Eurazeo	4,795	474,041

		474,041

IRON & STEEL – 5.51%
ArcelorMittal	158,138	12,516,332

		12,516,332

LODGING – 1.04%
Accor SA	35,520	2,366,319

		2,366,319

MACHINERY – 1.78%
ALSTOM	39,518	4,051,681

		4,051,681

MEDIA – 4.46%
Lagardere SCA	21,941	1,233,961
M6-Metropole Television	12,839	288,259
Societe Television Francaise 1	21,238	371,772
Vivendi	211,603	8,236,920

		10,130,912

Security	Shares	Value
METAL FABRICATE & HARDWARE – 1.19%
Vallourec SA	9,620	$2,702,875

		2,702,875

MINING – 0.23%
Eramet	925	511,517

		511,517

OFFICE & BUSINESS EQUIPMENT – 0.26%
Neopost SA	5,698	598,631

		598,631

OIL & GAS – 12.90%
Compagnie Generale de Geophysique-Veritas[b]	23,310	964,683
Total SA	392,570	28,346,106

		29,310,789

OIL & GAS SERVICES – 0.67%
Technip SA	18,537	1,532,395

		1,532,395

PHARMACEUTICALS – 6.00%
Sanofi-Aventis	190,476	13,631,619

		13,631,619

REAL ESTATE – 1.75%
Gecina SA	2,935	364,740
Klepierre	12,284	493,543
Unibail-Rodamco	14,911	3,119,701

		3,977,984

REAL ESTATE INVESTMENT TRUSTS – 0.15%
Icade	3,707	348,906

		348,906

RETAIL – 0.73%
PPR SA	14,134	1,658,876

		1,658,876

SEMICONDUCTORS – 0.72%
STMicroelectronics NV	124,394	1,639,095

		1,639,095

SOFTWARE – 0.29%
Dassault Systemes SA	10,989	668,498

		668,498

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2008

Security	Shares	Value
TELECOMMUNICATIONS – 6.25%
Alcatel-Lucent[b]	423,650	$2,588,433
Eutelsat Communications[b]	14,985	417,848
France Telecom SA	331,927	9,839,562
SES SA	55,405	1,345,905

		14,191,748

WATER – 1.63%
Veolia Environnement	68,598	3,701,408

		3,701,408

TOTAL COMMON STOCKS
(Cost: $292,263,808)		225,556,300

RIGHTS – 0.63%

WATER – 0.63%
Suez Environnement SAb	49,321	1,421,759

		1,421,759

TOTAL RIGHTS
(Cost: $1,407,492)		1,421,759

SHORT-TERM INVESTMENTS – 0.43%

MONEY MARKET FUNDS – 0.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	27,603	27,603
BGI Cash Premier Fund LLC 2.63%[c,d,e]	955,062	955,062

		982,665

TOTAL SHORT-TERM INVESTMENTS
(Cost: $982,665)		982,665

TOTAL INVESTMENTS IN SECURITIES – 100.33%
(Cost: $294,653,965)		227,960,724

Other Assets, Less Liabilities – (0.33)%		(758,197)

NET ASSETS – 100.00%		$227,202,527

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 94.84%

AIRLINES – 0.48%
Deutsche Lufthansa AG Registered	147,177	$3,184,132

		3,184,132

APPAREL – 1.35%
Adidas AG	130,329	7,684,669
Puma AG	4,212	1,333,488

		9,018,157

AUTO MANUFACTURERS – 10.41%
Bayerische Motoren Werke AG	212,544	8,761,701
Daimler AG Registered	560,115	32,902,709
Volkswagen AGa	93,231	28,000,905

		69,665,315

AUTO PARTS & EQUIPMENT – 1.61%
Continental AG	98,739	10,764,537

		10,764,537

BANKS – 6.81%
Commerzbank AG	402,894	11,916,598
Deutsche Bank AG Registered[a]	322,866	27,664,757
Deutsche Postbank AG	53,217	3,496,704
Hypo Real Estate Holding AGa	103,702	2,546,623

		45,624,682

BUILDING MATERIALS – 0.28%
HeidelbergCement AG	16,524	1,873,214

		1,873,214

CHEMICALS – 13.17%
BASF SE	616,896	35,765,906
Bayer AG	490,374	38,992,688
K+S AG	94,527	11,523,059
Wacker Chemie AG	10,368	1,919,332

		88,200,985

COMMERCIAL SERVICES – 0.16%
Hamburger Hafen und Logistik AG	16,767	1,055,540

		1,055,540

COSMETICS & PERSONAL CARE – 0.50%
Beiersdorf AG	57,105	3,333,488

		3,333,488

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.83%
Deutsche Boerse AG	128,223	$12,236,481

		12,236,481

ELECTRIC – 15.25%
E.ON AG	1,225,368	71,891,314
RWE AG	278,721	30,213,849

		102,105,163

ENERGY - ALTERNATE SOURCES – 1.01%
Q-Cells AGb	38,961	3,938,934
SolarWorld AG	53,703	2,817,059

		6,755,993

ENGINEERING & CONSTRUCTION – 2.44%
Bilfinger Berger AG	24,543	1,738,379
Fraport AG	23,976	1,551,376
Hochtief AG	27,783	2,359,724
Linde AGa	84,564	10,708,189

		16,357,668

FOOD – 0.61%
METRO AG	73,386	4,108,858

		4,108,858

HEALTH CARE - PRODUCTS – 1.20%
Fresenius Medical Care AG & Co. KGaA	121,500	6,546,949
Fresenius SE	17,901	1,508,019

		8,054,968

HOLDING COMPANIES - DIVERSIFIED – 0.46%
GEA Group AG	97,524	3,086,964

		3,086,964

HOUSEHOLD PRODUCTS & WARES – 0.44%
Henkel AG & Co. KGaA	83,673	2,940,487

		2,940,487

INSURANCE – 10.59%
Allianz SE Registered	288,927	48,535,034

Hannover Rueckversicherung AG	38,070	1,634,936
Muenchener Rueckversicherungs-Gesellschaft
AG Registered	132,597	20,728,028

		70,897,998

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2008

Security	Shares	Value
INTERNET – 0.18%
United Internet AG Registered	83,106	$1,218,634

		1,218,634

IRON & STEEL – 2.35%
Salzgitter AG	26,649	4,123,492
ThyssenKrupp AG	231,093	11,639,154

		15,762,646

LEISURE TIME – 0.41%
TUI AGa	136,728	2,735,637

		2,735,637

MACHINERY - DIVERSIFIED – 1.22%
MAN AG	67,959	6,688,519
Rheinmetall AG	23,328	1,496,053

		8,184,572

MANUFACTURING – 9.08%
Siemens AG Registered	555,903	60,776,478

		60,776,478

PHARMACEUTICALS – 1.04%
Celesio AG	57,024	2,195,386
Merck KGaA	41,148	4,740,396

		6,935,782

REAL ESTATE – 0.15%
IVG Immobilien AG	53,865	996,836

		996,836

RETAIL – 0.06%
Arcandor AGb	51,030	406,447

		406,447

SEMICONDUCTORS – 0.62%
Infineon Technologies AGb	481,707	4,148,780

		4,148,780

SOFTWARE – 4.70%
SAP AG	558,900	31,432,508

		31,432,508

TELECOMMUNICATIONS – 4.52%
Deutsche Telekom AG Registered	1,816,344	30,244,212

		30,244,212

Security	Shares	Value
TRANSPORTATION – 1.91%
Deutsche Post AG Registered	543,591	$12,804,830

		12,804,830

TOTAL COMMON STOCKS
(Cost: $788,511,493)		634,911,992

PREFERRED STOCKS – 4.53%

AUTO MANUFACTURERS – 2.92%
Bayerische Motoren Werke AG	34,263	1,180,383
Porsche Automobil Holding SE	56,457	7,993,537
Volkswagen AG	67,068	10,397,413

		19,571,333

ELECTRIC – 0.23%
RWE AG	17,334	1,516,652

		1,516,652

HEALTH CARE - SERVICES – 0.63%
Fresenius SE	51,192	4,196,458

		4,196,458

HOUSEHOLD PRODUCTS & WARES – 0.68%
Henkel AG & Co. KGaA	115,830	4,563,402

		4,563,402

MEDIA – 0.07%
ProSiebenSat.1 Media AG	44,226	455,131

		455,131

TOTAL PREFERRED STOCKS
(Cost: $34,986,050)		30,302,976

SHORT-TERM INVESTMENTS – 10.89%

MONEY MARKET FUNDS – 10.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	52,953	52,953
BGI Cash Premier Fund LLC 2.63%[c,d,e]	72,879,678	72,879,678

		72,932,631

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,932,631)		72,932,631

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 110.26%
(Cost: $896,430,174)	$738,147,599

Other Assets, Less Liabilities – (10.26)%	(68,695,620)

NET ASSETS – 100.00%	$669,451,979

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® MSCI ITALY INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 96.82%

AEROSPACE & DEFENSE – 2.41%
Finmeccanica SpA	218,769	$5,890,892

		5,890,892

AUTO MANUFACTURERS – 2.55%
Fiat SpA[a]	399,059	6,221,780

		6,221,780

AUTO PARTS & EQUIPMENT – 0.42%
Pirelli & C. SpA	1,524,186	1,036,720

		1,036,720

BANKS – 33.58%
Banca Carige SpA	719,075	2,416,387
Banca Monte dei Paschi di Siena SpA	1,325,549	3,508,868
Banca Popolare di Milano Scrl	296,985	2,979,764
Banco Popolare SpA	444,275	8,529,254
Intesa Sanpaolo SpA	4,113,135	22,239,055
UniCredito SpA	5,813,860	31,541,593
Unione di Banche Italiane ScpA	479,180	10,779,624

		81,994,545

BUILDING MATERIALS – 0.16%
Italcementi SpA	28,062	395,791

		395,791

COMMERCIAL SERVICES – 1.97%
Atlantia SpA	180,871	4,814,475

		4,814,475

DIVERSIFIED FINANCIAL SERVICES – 2.75%
Mediobanca SpA	468,780	6,722,172

		6,722,172

ELECTRIC – 10.97%
A2A SpA	1,221,581	3,839,739
Enel SpA	1,255,345	11,597,340
Terna SpA	2,804,880	11,335,435

		26,772,514

ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
Prysmian SpA	93,588	2,309,275

		2,309,275

Security	Shares	Value
ENTERTAINMENT – 0.35%
Lottomatica SpA	27,445	$850,140

		850,140

FOOD – 1.13%
Parmalat SpA	990,732	2,749,471

		2,749,471

HEALTH CARE - PRODUCTS – 1.52%
Luxottica Group SpA	146,097	3,710,325

		3,710,325

HOLDING COMPANIES - DIVERSIFIED – 0.48%
IFIL Investments SpA	176,787	1,160,174

		1,160,174

INSURANCE – 10.14%
Assicurazioni Generali SpA	498,420	16,708,600
Fondiaria-Sai SpA	101,870	2,842,085
Mediolanum SpA[a]	556,987	2,433,421
Unipol Gruppo Finanziario SpA	1,109,004	2,783,807

		24,767,913

MEDIA – 1.82%
Mediaset SpA	605,692	4,431,898

		4,431,898

OIL & GAS – 19.45%
Eni SpA	1,451,210	47,495,371

		47,495,371

OIL & GAS SERVICES – 2.60%
Saipem SpA	158,946	6,343,964

		6,343,964

RETAIL – 0.38%
Autogrill SpA	41,046	514,561
Bulgari SpA	40,531	417,106

		931,667

TELECOMMUNICATIONS – 3.19%
Telecom Italia SpA	4,775,030	7,789,282

		7,789,282

TOTAL COMMON STOCKS
(Cost: $294,889,629)		236,388,369

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2008

Security	Shares	Value
PREFERRED STOCKS – 3.05%

BANKS – 0.50%
Intesa Sanpaolo SpA RNC	249,015	$1,214,403

		1,214,403

BUILDING MATERIALS – 0.20%
Italcementi SpA RNC	42,512	490,379

		490,379

HOLDING COMPANIES - DIVERSIFIED – 0.10%
Istituto Finanziario Industriale SpA[b]	10,855	235,564

		235,564

INSURANCE – 1.02%
Unipol Gruppo Finanziario SpA	1,332,143	2,500,591

		2,500,591

TELECOMMUNICATIONS – 1.23%
Telecom Italia SpA RNC	2,353,000	3,012,126

		3,012,126

TOTAL PREFERRED STOCKS
(Cost: $11,004,465)		7,453,063

SHORT-TERM INVESTMENTS – 1.18%

MONEY MARKET FUNDS – 1.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	21,405	21,405
BGI Cash Premier Fund LLC 2.63%[c,d,e]	2,850,983	2,850,983

		2,872,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,872,388)		2,872,388

TOTAL INVESTMENTS IN SECURITIES – 101.05%
(Cost: $308,766,482)		246,713,820

Other Assets, Less Liabilities – (1.05)%		(2,559,369)

NET ASSETS – 100.00%		$244,154,451

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.60%

BANKS – 0.70%
SNS REAAL NV	87,720	$1,468,387

		1,468,387

BEVERAGES – 4.74%
Heineken Holding NV	65,188	2,908,943
Heineken NV	148,952	7,026,198

		9,935,141

BIOTECHNOLOGY – 0.30%
Crucell NVa	38,506	626,996

		626,996

BUILDING MATERIALS – 0.17%
Wavin NV	44,892	366,812

		366,812

CHEMICALS – 7.22%
Akzo Nobel NV	162,884	10,014,297
Koninklijke DSM NV	88,408	5,119,141

		15,133,438

COMMERCIAL SERVICES – 1.27%
Brunel International NV	5,839	136,082
Randstad Holding NV	61,501	1,901,442
USG People NV	33,973	621,208

		2,658,732

DIVERSIFIED FINANCIAL SERVICES – 0.24%
BinckBank NV	36,292	352,644
KAS Bank NV	4,472	155,643

		508,287

ELECTRICAL COMPONENTS & EQUIPMENT – 0.40%
Draka Holding NV	10,807	326,167
InnoConcepts NVb	9,671	154,341
TKH Group NV	16,182	366,889

		847,397

ELECTRONICS – 9.84%
Koninklijke Philips Electronics NV	630,036	20,629,168

		20,629,168

ENGINEERING & CONSTRUCTION – 1.84%
Arcadis NV	26,378	562,719
Koninklijke BAM Groep NV	69,488	1,236,852
Koninklijke Boskalis Westminster NV	34,572	2,058,849

		3,858,420

Security	Shares	Value
FOOD – 19.10%
CSM NV	38,872	$1,046,152
Koninklijke Ahold NV	741,148	9,307,553
Koninklijke Wessanen NV	49,906	480,521
Nutreco Holding NV	18,576	1,152,193
Sligro Food Group NV	10,810	375,595
Super de Boer NVa	42,151	230,851
Unilever NV	989,516	27,453,677

		40,046,542

HOLDING COMPANIES - DIVERSIFIED – 0.76%
Eriks Group NV	6,364	393,515
Imtech NV	32,474	841,453
Kendrion NV	4,486	106,333
Ordina NV	23,351	251,651

		1,592,952

INSURANCE – 22.26%
Aegon NV	859,828	10,184,019
ING Groep NV	1,161,344	36,486,891

		46,670,910

INVESTMENT COMPANIES – 0.12%
Kardan NV	20,802	244,700

		244,700

MANUFACTURING – 0.72%
Aalberts Industries NV	59,646	924,680
Koninklijke Ten Cate NV	14,475	575,392

		1,500,072

MEDIA – 5.64%
Reed Elsevier NV	400,244	6,735,233
Telegraaf Media Groep NV	15,670	415,724
Wolters Kluwer NV	191,092	4,684,231

		11,835,188

METAL FABRICATE & HARDWARE – 0.37%
Advanced Metallurgical Group NVa,b	12,675	769,383

		769,383

OFFICE & BUSINESS EQUIPMENT – 0.24%
Oce NV	51,600	505,188

		505,188

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
OIL & GAS SERVICES – 2.37%
Fugro NV CVA	35,776	$2,778,933
SBM Offshore NV	89,956	2,191,844

		4,970,777

PHARMACEUTICALS – 0.26%
OPG Groep NV	32,468	546,844

		546,844

REAL ESTATE – 0.06%
NR Nordic and Russia
Properties Ltd.	135,784	135,937

		135,937

REAL ESTATE INVESTMENT TRUSTS – 2.69%
Corio NV	29,068	2,154,319
Eurocommercial Properties NV	15,308	646,818
VastNed Offices/Industrial NV	12,384	284,425
VastNed Retail NV	10,320	807,845
Wereldhave NV	15,480	1,737,770

		5,631,177

RETAIL – 0.15%
Beter Bed Holding NV	10,153	142,004
Macintosh Retail Group NV	9,119	163,522

		305,526

SEMICONDUCTORS – 3.37%
ASM International NVa	27,864	695,746
ASML Holding NV	268,303	6,371,497

		7,067,243

SOFTWARE – 0.64%
Exact Holding NV	6,190	189,008
TomTom NVa	36,636	912,081
Unit 4 Agresso NV	10,693	232,993

		1,334,082

TELECOMMUNICATIONS – 9.03%
Koninklijke KPN NV	1,108,024	18,922,945

		18,922,945

TEXTILES – 0.04%
Gamma Holding NV	2,309	82,946

		82,946

Security	Shares	Value
TRANSPORTATION – 5.06%
Royal Vopak NV	17,285	$1,024,276
Smit Internationale NV	7,740	600,300
TNT NV	239,596	8,995,003

		10,619,579

TOTAL COMMON STOCKS (Cost: $245,565,011)		208,814,769

SHORT-TERM INVESTMENTS – 0.38%

MONEY MARKET FUNDS – 0.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	26,452	26,452
BGI Cash Premier Fund LLC 2.63%[c,d,e]	768,475	768,475

		794,927

TOTAL SHORT-TERM INVESTMENTS
(Cost: $794,927)		794,927

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $246,359,938)		209,609,696

Other Assets, Less Liabilities – 0.02%		42,851

NET ASSETS – 100.00%		$209,652,547

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

AIRLINES – 0.18%
Iberia Lineas Aereas de Espana SA	191,675	$572,853

		572,853

BANKS – 36.14%
Banco Bilbao Vizcaya Argentaria SA	1,771,910	30,156,508
Banco Popular Espanol SAa	1,147,893	12,218,595
Banco Sabadell SAa	854,165	6,690,136
Banco Santander SA	3,748,670	64,240,920
Bankinter SAa	264,775	2,833,955

		116,140,114

COMMERCIAL SERVICES – 2.95%
Abertis Infraestructuras SA	363,630	7,564,556
Cintra Concesiones de Infraestructuras de Transporte SAa	163,289	1,906,390

		9,470,946

COMPUTERS – 1.21%
Indra Sistemas SA	150,948	3,891,303

		3,891,303

DIVERSIFIED FINANCIAL SERVICES – 1.86%
Criteria CaixaCorp SA	1,168,665	5,970,368

		5,970,368

ELECTRIC – 11.41%
Iberdrola SA	1,247,035	15,128,206
Red Electrica Corporacion SA	134,897	8,007,637
Union Fenosa SA	530,147	13,541,830

		36,677,673

ENERGY - ALTERNATE SOURCES – 2.29%
Gamesa Corporacion Tecnologica SA	154,190	7,348,192

		7,348,192

ENGINEERING & CONSTRUCTION – 6.18%
Acciona SA	30,090	6,033,660
Actividades de Construcciones y Servicios SA	206,627	9,232,670
Fomento de Construcciones y Contratas SAa	34,523	1,743,857

Security	Shares	Value
Grupo Ferrovial SAa	44,285	$2,232,400
Sacyr Vallehermoso SAa	34,510	630,519

		19,873,106

GAS – 4.57%
Enagas SA	161,503	4,132,491
Gas Natural SDG SA	226,185	10,542,807

		14,675,298

INSURANCE – 2.52%
Mapfre SA	1,680,979	8,092,666

		8,092,666

IRON & STEEL – 0.59%
Acerinox SA	100,417	1,911,557

		1,911,557

MACHINERY – 0.58%
Zardoya Otis SAa	91,602	1,865,128

		1,865,128

MEDIA – 0.43%
Gestevision Telecinco SA	45,900	594,671
Promotora de Informaciones SAa	91,206	800,297

		1,394,968

OIL & GAS – 4.66%
Repsol YPF SA	480,165	14,986,766

		14,986,766

PHARMACEUTICALS – 0.98%
Grifols SA	104,903	3,135,202

		3,135,202

RETAIL – 2.82%
Industria de Diseno Textil SA	192,950	9,050,491

		9,050,491

TELECOMMUNICATIONS – 20.43%
Telefonica SA	2,637,635	65,665,895

		65,665,895

TOTAL COMMON STOCKS (Cost: $421,883,990)		320,722,526

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.90%

MONEY MARKET FUNDS – 7.90%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[b,c]	25,070	$25,070
BGI Cash Premier Fund LLC 2.63%[b,c,d]	25,354,104	25,354,104

		25,379,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,379,174)		25,379,174

TOTAL INVESTMENTS IN SECURITIES – 107.70% (Cost: $447,263,164)		346,101,700

Other Assets, Less Liabilities – (7.70)%		(24,753,152)

NET ASSETS – 100.00%		$321,348,548

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.90%

AGRICULTURE – 1.99%
Swedish Match AB	228,036	$4,527,095

		4,527,095

AUTO MANUFACTURERS – 2.07%
Scania AB Class B	326,740	4,718,699

		4,718,699

BANKS – 21.14%
Nordea Bank AB	1,861,612	24,899,370
Skandinaviska Enskilda Banken AB Class A	417,508	7,524,746
Svenska Handelsbanken AB Class A	411,184	9,955,719
Swedbank AB Class Aa	324,880	5,754,140

		48,133,975

COMMERCIAL SERVICES – 1.68%
Securitas AB Class B	280,860	3,826,520

		3,826,520

ENGINEERING & CONSTRUCTION – 1.89%
Skanska AB Class B	338,892	4,300,559

		4,300,559

FOREST PRODUCTS & PAPER – 3.24%
Holmen AB Class B	48,484	1,558,923
Svenska Cellulosa AB Class B	508,772	5,822,595

		7,381,518

HAND & MACHINE TOOLS – 4.82%
Sandvik AB	875,564	10,974,628

		10,974,628

HEALTH CARE - PRODUCTS – 1.61%
Getinge AB Class B	159,712	3,668,053

		3,668,053

HOME FURNISHINGS – 1.31%
Electrolux AB Class B	230,268	2,975,896

		2,975,896

HOUSEHOLD PRODUCTS & WARES – 0.88%
Husqvarna AB Class Ba	246,388	2,004,527

		2,004,527

INVESTMENT COMPANIES – 3.81%
Investor AB Class B	408,456	8,665,384

		8,665,384

Security	Shares	Value
IRON & STEEL – 2.49%
SSAB Svenskt Stal AB Class A	162,812	$4,005,433
SSAB Svenskt Stal AB Class B	76,012	1,662,894

		5,668,327

MACHINERY – 10.46%
Atlas Copco AB Class A	608,964	8,581,165
Atlas Copco AB Class B	357,368	4,618,488
Volvo AB Class B	926,404	10,602,146

		23,801,799

MANUFACTURING – 2.07%
Alfa Laval AB	342,488	4,719,486

		4,719,486

MEDIA – 1.09%
Modern Times Group MTG AB Class B	46,500	2,479,817

		2,479,817

METAL FABRICATE & HARDWARE – 4.15%
Assa Abloy AB Class B	282,720	4,071,967
SKF AB Class B	351,788	5,368,008

		9,439,975

MINING – 0.72%
Boliden AB	260,400	1,650,218

		1,650,218

OIL & GAS – 0.95%
Lundin Petroleum ABb	196,416	2,156,115

		2,156,115

RETAIL – 10.02%
Hennes & Mauritz AB Class B	457,932	22,816,919

		22,816,919

TELECOMMUNICATIONS – 23.51%
Millicom International Cellular SA SDR	62,868	5,002,148
Tele2 AB Class B	272,800	4,226,428
Telefonaktiebolaget LM Ericsson AB Class B	2,655,337	30,182,036
TeliaSonera AB	2,009,792	14,113,466

		53,524,078

TOTAL COMMON STOCKS (Cost: $306,453,559)		227,433,588

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.86%

MONEY MARKET FUNDS – 2.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	63,018	$63,018
BGI Cash Premier Fund LLC 2.63%[c,d,e]	6,438,507	6,438,507

		6,501,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,501,525)		6,501,525

TOTAL INVESTMENTS IN SECURITIES – 102.76% (Cost: $312,955,084)		233,935,113

Other Assets, Less Liabilities – (2.76)%		(6,281,317)

NET ASSETS – 100.00%		$227,653,796

SDR – Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.46%

BANKS – 7.96%
Baloise Holding Registered	19,449	$1,673,356
Banque Cantonale Vaudoise Registered	1,288	391,671
Credit Suisse Group AG Registered	384,876	17,923,619
EFG International AG	46,568	1,420,338
Julius Baer Holding AG Registered	111,202	6,813,761
Vontobel Holding AG Registered	28,706	961,789

		29,184,534

BUILDING MATERIALS – 2.80%
Geberit AG Registered	17,949	2,622,857
Holcim Ltd. Registered	105,746	7,639,591

		10,262,448

CHEMICALS – 6.01%
Givaudan SA Registered	4,955	4,141,385
Lonza Group AG Registered	25,582	3,628,785
Syngenta AG Registered	52,959	14,272,194

		22,042,364

COMMERCIAL SERVICES – 1.80%
Adecco SA Registered	58,601	2,769,055
SGS SA Registered	2,974	3,831,393

		6,600,448

COMPUTERS – 0.56%
Logitech International SA Registered[a]	76,147	2,045,192

		2,045,192

DIVERSIFIED FINANCIAL SERVICES – 4.92%
UBS AG Registered[a]	820,420	18,031,537

		18,031,537

ENGINEERING & CONSTRUCTION – 4.83%
ABB Ltd. Registered[a]	715,899	17,689,715

		17,689,715

FOOD – 19.47%
Aryzta AGa	359	18,729
Aryzta AG Dublin[a]	30,379	1,484,886
Lindt & Sprungli AG Participation Certificates	686	1,764,419
Nestle SA Registered	1,539,367	68,114,204

		71,382,238

Security	Shares	Value
HAND & MACHINE TOOLS – 0.63%
Schindler Holding AG Participation Certificates	27,178	$1,880,574
Schindler Holding AG Registered	5,842	420,192

		2,300,766

HEALTH CARE - PRODUCTS – 4.39%
Nobel Biocare Holding AG Registered	101,861	3,436,945
Sonova Holding AG Registered	36,742	2,676,160
Straumann Holding AG Registered	8,524	2,291,356
Synthes Inc.	55,257	7,672,138

		16,076,599

INSURANCE – 8.93%
Swiss Life Holding AG Registered[a]	16,797	3,073,881
Swiss Reinsurance Co. Registered	193,389	11,964,112
Zurich Financial Services AG Registered	67,377	17,697,696

		32,735,689

INVESTMENT COMPANIES – 0.64%
Pargesa Holding SA Bearer	22,763	2,362,618

		2,362,618

MANUFACTURING – 0.42%
Sulzer AG Registered	12,466	1,543,566

		1,543,566

PHARMACEUTICALS – 27.45%
Actelion Ltd. Registered[a]	50,038	2,883,785
Novartis AG Registered	870,839	48,800,601
Roche Holding AG Genusschein	288,925	48,927,983

		100,612,369

RETAIL – 5.90%
Compagnie Financiere Richemont SA Class A Bearer Units	262,084	15,354,946
Swatch Group AG (The) Bearer	18,384	4,351,837
Swatch Group AG (The) Registered	42,447	1,920,714

		21,627,497

SEMICONDUCTORS – 0.21%
OC Oerlikon Corp. AG Registered[a]	3,218	757,366

		757,366

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2008

Security	Shares	Value
TELECOMMUNICATIONS – 1.92%
Swisscom AG Registered	21,811	$7,024,756

		7,024,756

TRANSPORTATION – 0.62%
Kuehne & Nagel International AG Registered	28,466	2,267,743

		2,267,743

TOTAL COMMON STOCKS (Cost: $398,727,743)		364,547,445

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[b,c]	18,762	18,762

		18,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,762)		18,762

TOTAL INVESTMENTS IN SECURITIES – 99.47% (Cost: $398,746,505)		364,566,207

Other Assets, Less Liabilities – 0.53%		1,958,706

NET ASSETS – 100.00%		$366,524,913

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.14%

ADVERTISING – 0.45%
WPP Group PLC	402,420	$3,945,218

		3,945,218

AEROSPACE & DEFENSE – 2.08%
BAE Systems PLC	1,236,421	10,824,816
Cobham PLC	404,140	1,697,244
Meggitt PLC	250,572	1,052,313
Rolls-Royce Group PLC[a]	654,816	4,750,534

		18,324,907

AGRICULTURE – 3.38%
British American Tobacco PLC	531,240	18,032,256
Imperial Tobacco Group PLC	357,048	11,800,427

		29,832,683

AIRLINES – 0.11%
British Airways PLC	212,518	972,932

		972,932

APPAREL – 0.15%
Burberry Group PLC	159,190	1,303,692

		1,303,692

AUTO PARTS & EQUIPMENT – 0.13%
GKN PLC	253,093	1,134,453

		1,134,453

BANKS – 16.52%
Alliance & Leicester PLC	111,492	665,482
Barclays PLC[b]	2,878,075	18,530,611
HBOS PLC	1,859,882	10,711,287
HSBC Holdings PLC	4,228,032	66,744,928
Lloyds TSB Group PLC	2,017,393	11,176,858
Royal Bank of Scotland Group PLC	5,723,582	24,506,791
Standard Chartered PLC	494,988	13,461,245

		145,797,202

BEVERAGES – 2.68%
Diageo PLC	904,411	16,776,436
SABMiller PLC	320,463	6,903,045

		23,679,481

CHEMICALS – 0.26%
Johnson Matthey PLC	76,780	2,279,898

		2,279,898

Security	Shares	Value
COMMERCIAL SERVICES – 1.37%
Bunzl PLC	115,283	$1,503,434
Capita Group PLC	215,305	2,780,355
Experian PLC	366,794	2,771,390
G4S PLC	458,167	1,951,298
Hays PLC	509,478	887,446
Rentokil Initial PLC	646,155	857,398
Serco Group PLC	172,509	1,353,772

		12,105,093

COMPUTERS – 0.15%
Logica PLC	524,172	1,283,515

		1,283,515

DISTRIBUTION & WHOLESALE – 0.28%
Inchcape PLC	161,439	761,907
Wolseley PLC	215,688	1,750,648

		2,512,555

DIVERSIFIED FINANCIAL SERVICES – 1.56%
ICAP PLC	184,980	1,604,310
Investec PLC	145,197	1,067,273
London Stock Exchange Group PLC	54,720	791,466
Man Group PLC	604,530	6,273,979
Old Mutual PLC	1,821,720	3,242,981
Schroders PLC	43,820	811,244

		13,791,253

ELECTRIC – 3.38%
British Energy Group PLC	364,800	4,900,501
Drax Group PLC	113,544	1,545,991
International Power PLC	533,770	3,848,035
National Grid PLC	883,500	11,513,880
Scottish & Southern Energy PLC	303,012	7,997,261

		29,805,668

ENGINEERING & CONSTRUCTION – 0.36%
AMEC PLC	121,980	1,880,002
Balfour Beatty PLC	172,631	1,298,840

		3,178,842

ENTERTAINMENT – 0.10%
Ladbrokes PLC	224,124	925,912

		925,912

FOOD – 5.11%
Cadbury PLC	478,267	5,508,796
J Sainsbury PLC	372,842	2,364,857

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2008

Security	Shares	Value
Tate & Lyle PLC	160,512	$1,296,953
Tesco PLC	2,765,942	19,246,446
Unilever PLC	456,456	12,296,807
Wm Morrison Supermarkets PLC	855,656	4,408,903

		45,122,762

FOOD SERVICE – 0.71%
Associated British Foods PLC	128,136	1,884,901
Compass Group PLC	658,405	4,401,290

		6,286,191

FOREST PRODUCTS & PAPER – 0.09%
Mondi PLC	132,184	787,784

		787,784

GAS – 0.89%
Centrica PLC	1,309,411	7,815,712

		7,815,712

HEALTH CARE - PRODUCTS – 0.44%
Smith & Nephew PLC	319,200	3,857,107

		3,857,107

HOLDING COMPANIES - DIVERSIFIED – 0.10%
Tomkins PLC	313,341	850,133

		850,133

HOME BUILDERS – 0.13%
Berkeley Group Holdings PLC (The) Units[a]	31,197	484,234
Persimmon PLC	94,777	645,664

		1,129,898

HOUSEHOLD PRODUCTS & WARES – 1.21%
Reckitt Benckiser PLC	211,356	10,713,122

		10,713,122

INSURANCE – 3.36%
Aviva PLC	928,599	8,714,180
Friends Provident PLC	838,128	1,513,417
Legal & General Group PLC	2,190,271	4,014,920
Prudential PLC	868,714	8,683,010
RSA Insurance Group PLC	1,144,981	3,149,289
Standard Life PLC	782,128	3,580,671

		29,655,487

Security	Shares	Value
LEISURE TIME – 0.40%
Carnival PLC	59,321	$2,036,296
Thomas Cook Group PLC	174,491	728,822
TUI Travel PLC	194,856	749,022

		3,514,140

LODGING – 0.15%
InterContinental Hotels Group PLC	94,848	1,287,105

		1,287,105

MANUFACTURING – 0.62%
IMI PLC	119,016	1,087,567
Invensys PLC[a]	284,772	1,462,139
Smiths Group PLC	140,717	2,938,766

		5,488,472

MEDIA – 1.79%
British Sky Broadcasting Group PLC	409,951	3,484,422
Daily Mail & General Trust PLC Class A NVS	84,588	573,166
ITV PLC	938,448	766,834
Pearson PLC	293,899	3,639,828
Reed Elsevier PLC	397,529	4,528,081
Thomson Reuters PLC	67,034	1,879,239
United Business Media Ltd.	87,009	944,265

		15,815,835

MINING – 12.01%
Anglo American PLC	465,348	24,885,980
Antofagasta PLC	141,816	1,602,431
BHP Billiton PLC	776,514	24,332,424
Eurasian Natural Resources Corp.[a]	115,368	2,114,776
Kazakhmys PLC	73,416	1,730,080
Lonmin PLC	56,088	3,559,076
Rio Tinto PLC	351,804	33,553,076
Vedanta Resources PLC	51,756	1,719,030
Xstrata PLC	223,668	12,508,031

		106,004,904

OIL & GAS – 19.73%
BG Group PLC	1,174,428	26,112,174
BP PLC	6,654,408	64,176,013
Cairn Energy PLC[a]	47,196	2,563,556
Royal Dutch Shell PLC Class A	1,254,228	43,945,740

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2008

Security	Shares	Value
Royal Dutch Shell PLC Class B	971,052	$33,510,164
Tullow Oil PLC	252,852	3,804,813

		174,112,460

PACKAGING & CONTAINERS – 0.19%
Rexam PLC	232,009	1,718,082

		1,718,082

PHARMACEUTICALS – 8.44%
AstraZeneca PLC	514,721	25,282,567
GlaxoSmithKline PLC	1,930,020	45,640,171
Shire Ltd.	201,096	3,550,518

		74,473,256

REAL ESTATE – 1.15%
British Land Co. PLC	183,996	2,569,014
Hammerson PLC	104,451	1,813,688
Land Securities Group PLC	165,121	4,095,945
Liberty International PLC	91,237	1,638,323

		10,116,970

REAL ESTATE INVESTMENT TRUSTS – 0.14%
SEGRO PLC	157,583	1,261,789

		1,261,789

RETAIL – 1.26%
Carphone Warehouse Group PLC (The)	145,960	528,987
Enterprise Inns PLC	186,431	1,032,024
Home Retail Group PLC	307,026	1,421,000
Kingfisher PLC	852,614	2,076,092
Marks & Spencer Group PLC	561,792	2,687,225
Mitchells & Butlers PLC	144,921	756,641
Next PLC	70,680	1,367,807
Whitbread PLC	62,700	1,292,287

		11,162,063

SOFTWARE – 0.21%
Sage Group PLC	477,483	1,828,901

		1,828,901

TELECOMMUNICATIONS – 6.75%
BT Group PLC	2,756,064	8,666,415
Cable & Wireless PLC	872,967	2,826,241
Vodafone Group PLC	18,693,492	48,092,401

		59,585,057

Security	Shares	Value
TRANSPORTATION – 0.44%
FirstGroup PLC	173,120	$1,916,677
National Express Group PLC	46,512	882,290
Stagecoach Group PLC	188,660	1,100,280

		3,899,247

VENTURE CAPITAL – 0.27%
3i Group PLC	139,541	2,340,274

		2,340,274

WATER – 0.59%
Severn Trent PLC	83,986	2,089,461
United Utilities Group PLC	237,849	3,101,847

		5,191,308

TOTAL COMMON STOCKS
(Cost: $991,051,716)		874,891,363

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[b,c]	126,329	126,329

		126,329

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,329)		126,329

TOTAL INVESTMENTS IN SECURITIES – 99.15% (Cost: $991,178,045)		875,017,692

Other Assets, Less Liabilities – 0.85%		7,484,375

NET ASSETS – 100.00%		$882,502,067

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2008

	iShares MSCI
	Austria Investable Market Index Fund	Belgium Investable Market Index Fund	EMU Index Fund		France Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$256,776,004	$169,472,008	$1,517,278,586		$293,671,300
Affiliated issuers (Note 2)	15,696,870	18,926,723	31,504,308		982,665

Total cost of investments	$272,472,874	$188,398,731	$1,548,782,894		$294,653,965

Investments in securities, at value (including securities on loana ) (Note 1):
Unaffiliated issuers	$191,553,843	$118,888,183	$1,288,160,713		$226,978,059
Affiliated issuers (Note 2)	15,696,870	18,926,723	31,504,308		982,665

Total value of investments	207,250,713	137,814,906	1,319,665,021		227,960,724
Foreign currencies, at value[b]	82,991	120,750	1,428,802		107,019
Receivables:
Investment securities sold	3,389,359	–	3,061,459		450,874
Dividends and interest	2,017,765	971,147	2,484,680		11,208

Total Assets	212,740,828	138,906,803	1,326,639,962		228,529,825

LIABILITIES
Payables:
Investment securities purchased	2,667,829	–	2,790,608		259,465
Securities related to in-kind transactions (Note 4)	–	–	43,372		–
Collateral for securities on loan (Note 5)	15,647,007	18,898,386	31,256,539		955,062
Capital shares redeemed	698,572	–	89,876		–
Investment advisory fees (Note 2)	125,249	53,784	651,538		112,771

Total Liabilities	19,138,657	18,952,170	34,831,933		1,327,298

NET ASSETS	$193,602,171	$119,954,633	$1,291,808,029		$227,202,527

Net assets consist of:
Paid-in capital	$282,735,010	$180,435,697	$1,549,466,620		$302,975,911
Undistributed net investment income	1,801,453	623,146	10,227,903		1,991,490
Accumulated net realized loss	(25,773,092)	(10,497,614)	(38,665,056)		(11,067,093)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(65,161,200)	(50,606,596)	(229,221,438)		(66,697,781)

NET ASSETS	$193,602,171	$119,954,633	$1,291,808,029		$227,202,527

Shares outstanding[c]	6,500,000	6,800,000	28,100,000	[d]	7,400,000

Net asset value per share	$29.78	$17.64	$45.97	[d]	$30.70

[a]	Securities on loan with market values of $14,969,573, $18,512,590, $29,933,605 and $891,880, respectively. See Note 5.
[b]	Cost of foreign currencies: $82,907, $126,455, $1,462,764 and $112,827, respectively.
[c]	$0.001 par value, number of shares authorized: 19.8 million, 136.2 million, 1 billion and 340.2 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2008

	iShares MSCI
	Germany Index Fund	Italy Index Fund	Netherlands Investable Market Index Fund	Spain Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$823,497,543	$305,894,094	$245,565,011	$421,883,990
Affiliated issuers (Note 2)	72,932,631	2,872,388	794,927	25,379,174

Total cost of investments	$896,430,174	$308,766,482	$246,359,938	$447,263,164

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$665,214,968	$243,841,432	$208,814,769	$320,722,526
Affiliated issuers (Note 2)	72,932,631	2,872,388	794,927	25,379,174

Total value of investments	738,147,599	246,713,820	209,609,696	346,101,700
Foreign currencies, at value[b]	113,549	289,874	402,745	628,795
Receivables:
Investment securities sold	2,691,356	1,163,271	1,832,040	525,075
Dividends and interest	3,546,530	79,716	479,897	344,530

Total Assets	744,499,034	248,246,681	212,324,378	347,600,100

LIABILITIES
Payables:
Investment securities purchased	1,805,483	1,126,584	1,804,154	683,472
Collateral for securities on loan (Note 5)	72,879,678	2,850,983	768,475	25,354,104
Capital shares redeemed	–	–	–	38,702
Investment advisory fees (Note 2)	361,894	114,663	99,202	175,274

Total Liabilities	75,047,055	4,092,230	2,671,831	26,251,552

NET ASSETS	$669,451,979	$244,154,451	$209,652,547	$321,348,548

Net assets consist of:
Paid-in capital	$887,049,031	$322,486,540	$262,500,168	$425,389,263
Undistributed net investment income	1,949,256	1,358,007	2,265,509	6,489,523
Accumulated net realized loss	(61,065,132)	(17,643,299)	(18,354,638)	(9,329,112)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(158,481,176)	(62,046,797)	(36,758,492)	(101,201,126)

NET ASSETS	$669,451,979	$244,154,451	$209,652,547	$321,348,548

Shares outstanding[c]	24,300,000	9,750,000	8,600,000	6,375,000

Net asset value per share	$27.55	$25.04	$24.38	$50.41

[a]	Securities on loan with market values of $68,856,746, $2,703,556, $742,154 and $24,409,010, respectively. See Note 5.
[b]	Cost of foreign currencies: $115,685, $311,908, $403,334 and $662,048, respectively.
[c]	$0.001 par value, number of shares authorized: 382.2 million, 63.6 million, 255 million and 127.8 million, respectively.

See notes to financial statements.

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2008

	iShares MSCI
	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$306,453,559	$398,727,743	$962,325,419
Affiliated issuers (Note 2)	6,501,525	18,762	28,852,626

Total cost of investments	$312,955,084	$398,746,505	$991,178,045

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$227,433,588	$364,547,445	$856,360,752
Affiliated issuers (Note 2)	6,501,525	18,762	18,656,940

Total value of investments	233,935,113	364,566,207	875,017,692
Foreign currencies, at value[b]	128,624	249,443	1,383,851
Receivables:
Investment securities sold	1,179,617	1,932,772	2,048,312
Dividends and interest	5,352	1,550,292	6,621,668

Total Assets	235,248,706	368,298,714	885,071,523

LIABILITIES
Payables:
Investment securities purchased	1,055,797	1,600,402	2,144,615
Collateral for securities on loan (Note 5)	6,438,507	–	–
Investment advisory fees (Note 2)	100,606	173,399	424,841

Total Liabilities	7,594,910	1,773,801	2,569,456

NET ASSETS	$227,653,796	$366,524,913	$882,502,067

Net assets consist of:
Paid-in capital	$325,072,289	$409,072,816	$1,044,390,792
Undistributed net investment income	175,146	1,044,066	8,677,006
Accumulated net realized loss	(18,567,046)	(9,298,020)	(54,118,517)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(79,026,593)	(34,293,949)	(116,447,214)

NET ASSETS	$227,653,796	$366,524,913	$882,502,067

Shares outstanding[c]	9,300,000	15,875,000	45,600,000

Net asset value per share	$24.48	$23.09	$19.35

[a]	Securities on loan with market values of $5,959,848, $– and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $135,246, $250,103 and $1,458,728, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 318.625 million and 943.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations

iSHARES®, INC.

Year ended August 31, 2008

	iShares MSCI
	Austria Investable Market Index Fund	Belgium Investable Market Index Fund	EMU Index Fund	France Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$7,221,838	$10,200,532	$90,204,420	$14,713,798
Interest from affiliated issuers (Note 2)	9,826	17,349	96,237	13,410
Securities lending income from affiliated issuers (Note 2)	61,668	112,195	814,073	20,206

Total investment income	7,293,332	10,330,076	91,114,730	14,747,414

EXPENSES
Investment advisory fees (Note 2)	1,803,461	1,386,685	13,126,393	2,443,788

Total expenses	1,803,461	1,386,685	13,126,393	2,443,788

Net investment income	5,489,871	8,943,391	77,988,337	12,303,626

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(18,771,297)	(9,309,326)	(39,542,904)	(14,098,151)
In-kind redemptions	19,377,954	19,515,339	459,358,019	34,258,921
Foreign currency transactions	221,019	95,042	1,075,957	111,244

Net realized gain	827,676	10,301,055	420,891,072	20,272,014

Net change in unrealized appreciation (depreciation) on:
Investments	(72,256,258)	(77,277,870)	(780,131,943)	(74,328,356)
Translation of assets and liabilities in foreign currencies	(5,149)	(27,050)	(124,487)	(9,361)

Net change in unrealized appreciation (depreciation)	(72,261,407)	(77,304,920)	(780,256,430)	(74,337,717)

Net realized and unrealized loss	(71,433,731)	(67,003,865)	(359,365,358)	(54,065,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(65,943,860)	$(58,060,474)	$(281,377,021)	$(41,762,077)

[a]	Net of foreign withholding tax of $1,267,742, $1,715,743, $14,534,791 and $2,299,395, respectively.

See notes to financial statements.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2008

	iShares MSCI
	Germany Index Fund	Italy Index Fund	Netherlands Investable Market Index Fund	Spain Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$54,051,811	$13,077,080	$11,144,800	$21,690,149
Interest from affiliated issuers (Note 2)	54,585	12,554	15,659	28,352
Securities lending income from affiliated issuers (Note 2)	640,460	29,276	40,977	1,296,203

Total investment income	54,746,856	13,118,910	11,201,436	23,014,704

EXPENSES
Investment advisory fees (Note 2)	8,738,608	1,220,048	1,322,904	3,129,000

Total expenses	8,738,608	1,220,048	1,322,904	3,129,000

Net investment income	46,008,248	11,898,862	9,878,532	19,885,704

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(34,183,964)	(16,068,706)	(10,290,422)	(10,698,575)
In-kind redemptions	261,346,019	9,543,843	23,486,597	34,663,865
Foreign currency transactions	406,821	203,602	(60,048)	62,531

Net realized gain (loss)	227,568,876	(6,321,261)	13,136,127	24,027,821

Net change in unrealized appreciation (depreciation) on:
Investments	(371,106,028)	(51,868,476)	(54,512,738)	(122,498,452)
Translation of assets and liabilities in foreign currencies	(221,105)	(16,305)	(9,168)	(38,752)

Net change in unrealized appreciation (depreciation)	(371,327,133)	(51,884,781)	(54,521,906)	(122,537,204)

Net realized and unrealized loss	(143,758,257)	(58,206,042)	(41,385,779)	(98,509,383)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,750,009)	$(46,307,180)	$(31,507,247)	$(78,623,679)

[a]	Net of foreign withholding tax of $9,155,276, $2,015,182, $1,809,665 and $3,651,339, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2008

	iShares MSCI
	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$12,220,988	$9,383,103	$43,660,500
Dividends from affiliated issuers (Note 2)	–	–	1,874,570
Interest from affiliated issuers (Note 2)	18,346	12,148	55,840
Securities lending income from affiliated issuers (Note 2)	33,742	20,063	6,763

Total investment income	12,273,076	9,415,314	45,597,673

EXPENSES
Investment advisory fees (Note 2)	1,842,608	1,995,890	5,668,706

Total expenses	1,842,608	1,995,890	5,668,706

Net investment income	10,430,468	7,419,424	39,928,967

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(16,718,602)	(3,603,902)	(25,896,900)
Investments in affiliated issuers (Note 2)	–	–	(1,368,896)
In-kind redemptions	21,812,450	58,891,723	117,552,669
Foreign currency transactions	53,875	184,962	(551,383)

Net realized gain	5,147,723	55,472,783	89,735,490

Net change in unrealized appreciation (depreciation) on:
Investments	(109,862,168)	(89,845,698)	(319,445,393)
Translation of assets and liabilities in foreign currencies	(3,107)	(116,959)	(312,315)

Net change in unrealized appreciation (depreciation)	(109,865,275)	(89,962,657)	(319,757,708)

Net realized and unrealized loss	(104,717,552)	(34,489,874)	(230,022,218)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(94,287,084)	$(27,070,450)	$(190,093,251)

[a]	Net of foreign withholding tax of $2,143,478, $1,779,849 and $334,141, respectively.

See notes to financial statements.

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Investable Market Index Fund		iShares MSCI Belgium Investable Market Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,489,871	$6,906,656	$8,943,391	$7,500,507
Net realized gain	827,676	89,929,345	10,301,055	4,698,517
Net change in unrealized appreciation (depreciation)	(72,261,407)	(27,238,773)	(77,304,920)	13,471,138

Net increase (decrease) in net assets resulting from operations	(65,943,860)	69,597,228	(58,060,474)	25,670,162

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,677,774)	(8,705,133)	(16,629,945)	(4,042,358)

Total distributions to shareholders	(10,677,774)	(8,705,133)	(16,629,945)	(4,042,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	202,420,621	345,391,061	83,185,830	145,006,107
Cost of shares redeemed	(405,710,636)	(324,406,725)	(192,024,177)	(15,634,722)

Net increase (decrease) in net assets from capital share transactions	(203,290,015)	20,984,336	(108,838,347)	129,371,385

INCREASE (DECREASE) IN NET ASSETS	(279,911,649)	81,876,431	(183,528,766)	150,999,189

NET ASSETS
Beginning of year	473,513,820	391,637,389	303,483,399	152,484,210

End of year	$193,602,171	$473,513,820	$119,954,633	$303,483,399

Undistributed net investment income included in net assets at end of year	$1,801,453	$6,668,789	$623,146	$6,750,550

SHARES ISSUED AND REDEEMED
Shares sold	5,700,000	8,800,000	3,320,000	5,640,000
Shares redeemed	(11,900,000)	(8,700,000)	(8,240,000)	(600,000)

Net increase (decrease) in shares outstanding	(6,200,000)	100,000	(4,920,000)	5,040,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI EMU Index Fund		iShares MSCI France Index Fund
	Year ended August 31, 2008[a]	Year ended August 31, 2007[a]	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$77,988,337	$64,897,028	$12,303,626	$5,363,789
Net realized gain	420,891,072	78,401,296	20,272,014	16,902,131
Net change in unrealized appreciation (depreciation)	(780,256,430)	372,001,498	(74,337,717)	131,397

Net increase (decrease) in net assets resulting from operations	(281,377,021)	515,299,822	(41,762,077)	22,397,317

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(132,228,318)	(39,632,439)	(15,471,999)	(2,600,180)

Total distributions to shareholders	(132,228,318)	(39,632,439)	(15,471,999)	(2,600,180)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	935,523,497	890,425,624	392,494,736	308,549,207
Cost of shares redeemed	(2,201,675,459)	(189,448,664)	(553,753,893)	(94,536,345)

Net increase (decrease) in net assets from capital share transactions	(1,266,151,962)	700,976,960	(161,259,157)	214,012,862

INCREASE (DECREASE) IN NET ASSETS	(1,679,757,301)	1,176,644,343	(218,493,233)	233,809,999

NET ASSETS
Beginning of year	2,971,565,330	1,794,920,987	445,695,760	211,885,761

End of year	$1,291,808,029	$2,971,565,330	$227,202,527	$445,695,760

Undistributed net investment income included in net assets at end of year	$10,227,903	$62,166,681	$1,991,490	$5,048,619

SHARES ISSUED AND REDEEMED
Shares sold	17,500,000	16,600,000	10,800,000	8,200,000
Shares redeemed	(41,400,000)	(3,500,000)	(15,600,000)	(2,800,000)

Net increase (decrease) in shares outstanding	(23,900,000)	13,100,000	(4,800,000)	5,400,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,008,248	$28,068,699	$11,898,862	$8,244,893
Net realized gain (loss)	227,568,876	152,044,593	(6,321,261)	45,811,884
Net change in unrealized appreciation (depreciation)	(371,327,133)	148,406,473	(51,884,781)	(31,574,902)

Net increase (decrease) in net assets resulting from operations	(97,750,009)	328,519,765	(46,307,180)	22,481,875

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(72,915,709)	(17,227,480)	(18,054,401)	(4,310,712)

Total distributions to shareholders	(72,915,709)	(17,227,480)	(18,054,401)	(4,310,712)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	961,273,471	972,720,932	499,630,008	255,824,310
Cost of shares redeemed	(1,762,400,887)	(445,562,698)	(363,609,192)	(247,823,971)

Net increase (decrease) in net assets from capital share transactions	(801,127,416)	527,158,234	136,020,816	8,000,339

INCREASE (DECREASE) IN NET ASSETS	(971,793,134)	838,450,519	71,659,235	26,171,502

NET ASSETS
Beginning of year	1,641,245,113	802,794,594	172,495,216	146,323,714

End of year	$669,451,979	$1,641,245,113	$244,154,451	$172,495,216

Undistributed net investment income included in net assets at end of year	$1,949,256	$27,920,700	$1,358,007	$7,309,944

SHARES ISSUED AND REDEEMED
Shares sold	29,100,000	31,800,000	16,800,000	7,500,000
Shares redeemed	(55,800,000)	(14,700,000)	(12,150,000)	(7,200,000)

Net increase (decrease) in shares outstanding	(26,700,000)	17,100,000	4,650,000	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Netherlands Investable Market Index Fund		iShares MSCI Spain Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,878,532	$7,751,323	$19,885,704	$12,640,003
Net realized gain	13,136,127	25,566,651	24,027,821	113,046,969
Net change in unrealized appreciation (depreciation)	(54,521,906)	4,801,697	(122,537,204)	(7,855,721)

Net increase (decrease) in net assets resulting from operations	(31,507,247)	38,119,671	(78,623,679)	117,831,251

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,733,536)	(3,524,849)	(24,006,924)	(4,483,132)

Total distributions to shareholders	(15,733,536)	(3,524,849)	(24,006,924)	(4,483,132)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	108,417,983	202,315,940	1,073,349,945	743,582,607
Cost of shares redeemed	(102,878,515)	(95,548,185)	(1,171,926,810)	(512,504,767)

Net increase (decrease) in net assets from capital share transactions	5,539,468	106,767,755	(98,576,865)	231,077,840

INCREASE (DECREASE) IN NET ASSETS	(41,701,315)	141,362,577	(201,207,468)	344,425,959

NET ASSETS
Beginning of year	251,353,862	109,991,285	522,556,016	178,130,057

End of year	$209,652,547	$251,353,862	$321,348,548	$522,556,016

Undistributed net investment income included in net assets at end of year	$2,265,509	$8,180,561	$6,489,523	$10,548,212

SHARES ISSUED AND REDEEMED
Shares sold	3,550,000	7,350,000	17,250,000	14,100,000
Shares redeemed	(3,400,000)	(3,450,000)	(19,875,000)	(9,075,000)

Net increase (decrease) in shares outstanding	150,000	3,900,000	(2,625,000)	5,025,000

See notes to financial statements.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Sweden Index Fund		iShares MSCI Switzerland Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,430,468	$13,800,011	$7,419,424	$3,903,136
Net realized gain	5,147,723	35,325,675	55,472,783	8,791,737
Net change in unrealized appreciation (depreciation)	(109,865,275)	28,147,722	(89,962,657)	19,142,733

Net increase (decrease) in net assets resulting from operations	(94,287,084)	77,273,408	(27,070,450)	31,837,606

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,097,389)	(3,600,238)	(10,490,319)	(1,891,314)

Total distributions to shareholders	(24,097,389)	(3,600,238)	(10,490,319)	(1,891,314)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	281,026,512	453,975,174	294,689,801	119,606,280
Cost of shares redeemed	(508,014,443)	(106,048,705)	(209,602,175)	(18,873,671)

Net increase (decrease) in net assets from capital share transactions	(226,987,931)	347,926,469	85,087,626	100,732,609

INCREASE (DECREASE) IN NET ASSETS	(345,372,404)	421,599,639	47,526,857	130,678,901

NET ASSETS
Beginning of year	573,026,200	151,426,561	318,998,056	188,319,155

End of year	$227,653,796	$573,026,200	$366,524,913	$318,998,056

Undistributed net investment income included in net assets at end of year	$175,146	$13,788,192	$1,044,066	$3,929,999

SHARES ISSUED AND REDEEMED
Shares sold	9,300,000	13,725,000	11,750,000	4,750,000
Shares redeemed	(16,575,000)	(3,000,000)	(8,250,000)	(750,000)

Net increase (decrease) in shares outstanding	(7,275,000)	10,725,000	3,500,000	4,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI United Kingdom Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,928,967	$37,583,387
Net realized gain	89,735,490	40,620,180
Net change in unrealized appreciation (depreciation)	(319,757,708)	76,385,578

Net increase (decrease) in net assets resulting from operations	(190,093,251)	154,589,145

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,131,140)	(34,304,512)

Total distributions to shareholders	(63,131,140)	(34,304,512)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	463,470,489	229,005,308
Cost of shares redeemed	(455,482,369)	(93,960,543)

Net increase in net assets from capital share transactions	7,988,120	135,044,765

INCREASE (DECREASE) IN NET ASSETS	(245,236,271)	255,329,398

NET ASSETS
Beginning of year	1,127,738,338	872,408,940

End of year	$882,502,067	$1,127,738,338

Undistributed net investment income included in net assets at end of year	$8,677,006	$32,407,502

SHARES ISSUED AND REDEEMED
Shares sold	20,200,000	9,800,000
Shares redeemed	(20,200,000)	(4,000,000)

Net increase in shares outstanding	–	5,800,000

See notes to financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Investable Market Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$37.28	$31.08	$26.62	$17.04	$10.61

Income from investment operations:
Net investment income[a]	0.56	0.51	0.44	0.29	0.21
Net realized and unrealized gain (loss)[b]	(6.98)	6.42	4.31	9.38	6.39

Total from investment operations	(6.42)	6.93	4.75	9.67	6.60

Less distributions from:
Net investment income	(1.08)	(0.73)	(0.29)	(0.09)	(0.17)

Total distributions	(1.08)	(0.73)	(0.29)	(0.09)	(0.17)

Net asset value, end of year	$29.78	$37.28	$31.08	$26.62	$17.04

Total return	(17.64)%	22.35%	18.00%	56.82%	62.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$193,602	$473,514	$391,637	$196,952	$57,920
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.77%
Ratio of net investment income to average net assets	1.57%	1.36%	1.48%	1.26%	1.37%
Portfolio turnover rate[c]	26%	21%	32%	21%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Investable Market Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$25.89	$22.83	$18.94	$14.77	$11.16

Income from investment operations:
Net investment income[a]	0.78	0.76	0.75	0.71	0.37
Net realized and unrealized gain (loss)[b]	(7.27)	2.74	3.95	3.75	4.25

Total from investment operations	(6.49)	3.50	4.70	4.46	4.62

Less distributions from:
Net investment income	(1.76)	(0.44)	(0.81)	(0.29)	(1.01)

Total distributions	(1.76)	(0.44)	(0.81)	(0.29)	(1.01)

Net asset value, end of year	$17.64	$25.89	$22.83	$18.94	$14.77

Total return	(26.21)%	15.36%	25.66%	30.22%	42.88%

Ratios/Supplemental data:
Net assets, end of year (000s)	$119,955	$303,483	$152,484	$46,960	$24,813
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.78%
Ratio of net investment income to average net assets	3.32%	2.90%	3.60%	3.89%	2.79%
Portfolio turnover rate[c]	31%	12%	10%	10%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]	Year ended Aug. 31, 2004[a]

Net asset value, beginning of year	$57.15	$46.14	$37.49	$29.69	$25.06

Income from investment operations:
Net investment income[b]	1.71	1.40	1.37	0.88	0.68
Net realized and unrealized gain (loss)[c]	(9.59)	10.54	7.94	7.57	4.35

Total from investment operations	(7.88)	11.94	9.31	8.45	5.03

Less distributions from:
Net investment income	(3.30)	(0.93)	(0.66)	(0.65)	(0.40)

Total distributions	(3.30)	(0.93)	(0.66)	(0.65)	(0.40)

Net asset value, end of year	$45.97	$57.15	$46.14	$37.49	$29.69

Total return	(14.52)%	26.10%	25.18%	28.54%	20.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,291,808	$2,971,565	$1,794,921	$547,284	$326,606
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.58%	0.79%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	n/a	n/a	0.57%	0.79%
Ratio of net investment income to average net assets	3.06%	2.60%	3.23%	2.50%	2.29%
Portfolio turnover rate[d]	27%	5%	8%	8%	11%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$36.53	$31.16	$25.41	$20.40	$16.90

Income from investment operations:
Net investment income[a]	0.93	0.77	0.55	0.47	0.24
Net realized and unrealized gain (loss)[b]	(5.17)	5.06	5.52	4.84	3.54

Total from investment operations	(4.24)	5.83	6.07	5.31	3.78

Less distributions from:
Net investment income	(1.59)	(0.46)	(0.32)	(0.30)	(0.28)

Total distributions	(1.59)	(0.46)	(0.32)	(0.30)	(0.28)

Net asset value, end of year	$30.70	$36.53	$31.16	$25.41	$20.40

Total return	(11.96)%	18.83%	24.13%	26.13%	22.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$227,203	$445,696	$211,886	$81,326	$61,201
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets	2.60%	2.17%	1.95%	1.98%	1.23%
Portfolio turnover rate[c]	10%	6%	10%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$32.18	$23.68	$19.08	$14.96	$12.57

Income from investment operations:
Net investment income[a]	0.88	0.68	0.57	0.28	0.19
Net realized and unrealized gain (loss)[b]	(3.84)	8.33	4.15	4.03	2.40

Total from investment operations	(2.96)	9.01	4.72	4.31	2.59

Less distributions from:
Net investment income	(1.67)	(0.51)	(0.12)	(0.19)	(0.20)

Total distributions	(1.67)	(0.51)	(0.12)	(0.19)	(0.20)

Net asset value, end of year	$27.55	$32.18	$23.68	$19.08	$14.96

Total return	(9.81)%	38.47%	24.82%	28.89%	20.55%

Ratios/Supplemental data:
Net assets, end of year (000s)	$669,452	$1,641,245	$802,795	$314,793	$98,764
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.80%
Ratio of net investment income to average net assets	2.72%	2.32%	2.62%	1.54%	1.27%
Portfolio turnover rate[c]	11%	4%	12%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$33.82	$30.48	$25.77	$20.21	$16.67

Income from investment operations:
Net investment income[a]	1.53	1.35	1.07	0.78	0.56
Net realized and unrealized gain (loss)[b]	(7.71)	2.66	4.15	5.42	3.59

Total from investment operations	(6.18)	4.01	5.22	6.20	4.15

Less distributions from:
Net investment income	(2.60)	(0.67)	(0.51)	(0.64)	(0.61)

Total distributions	(2.60)	(0.67)	(0.51)	(0.64)	(0.61)

Net asset value, end of year	$25.04	$33.82	$30.48	$25.77	$20.21

Total return	(19.43)%	13.20%	20.61%	30.74%	25.09%

Ratios/Supplemental data:
Net assets, end of year (000s)	$244,154	$172,495	$146,324	$42,526	$27,279
Ratio of expenses to average net assets	0.52%	0.52%	0.54%	0.57%	0.83%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	n/a	n/a	n/a	0.79%
Ratio of net investment income to average net assets	5.06%	4.02%	3.87%	3.18%	2.85%
Portfolio turnover rate[c]	29%	16%	15%	18%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Investable Market Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$29.75	$24.17	$19.10	$15.70	$14.31

Income from investment operations:
Net investment income[a]	1.10	0.98	0.60	0.57	0.39
Net realized and unrealized gain (loss)[b]	(4.68)	5.05	4.95	3.09	1.37

Total from investment operations	(3.58)	6.03	5.55	3.66	1.76

Less distributions from:
Net investment income	(1.79)	(0.45)	(0.48)	(0.26)	(0.37)

Total distributions	(1.79)	(0.45)	(0.48)	(0.26)	(0.37)

Net asset value, end of year	$24.38	$29.75	$24.17	$19.10	$15.70

Total return	(12.67)%	25.22%	29.53%	23.40%	12.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$209,653	$251,354	$109,991	$63,974	$28,265
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.78%
Ratio of net investment income to average net assets	3.86%	3.50%	2.78%	3.13%	2.45%
Portfolio turnover rate[c]	26%	8%	17%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$58.06	$44.81	$35.70	$27.55	$22.39

Income from investment operations:
Net investment income[a]	1.98	1.30	1.07	0.79	0.44
Net realized and unrealized gain (loss)[b]	(7.33)	12.33	8.78	7.97	4.99

Total from investment operations	(5.35)	13.63	9.85	8.76	5.43

Less distributions from:
Net investment income	(2.30)	(0.38)	(0.74)	(0.61)	(0.27)

Total distributions	(2.30)	(0.38)	(0.74)	(0.61)	(0.27)

Net asset value, end of year	$50.41	$58.06	$44.81	$35.70	$27.55

Total return	(9.76)%	30.47%	28.09%	31.85%	24.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$321,349	$522,556	$178,130	$66,945	$45,456
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.80%
Ratio of net investment income to average net assets	3.28%	2.36%	2.67%	2.33%	1.64%
Portfolio turnover rate[c]	22%	12%	6%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$34.57	$25.88	$21.58	$16.82	$12.59

Income from investment operations:
Net investment income[a]	0.91	1.15	0.76	0.46	0.28
Net realized and unrealized gain (loss)[b]	(8.63)	7.88	3.96	4.45	4.20

Total from investment operations	(7.72)	9.03	4.72	4.91	4.48

Less distributions from:
Net investment income	(2.37)	(0.34)	(0.42)	(0.15)	(0.25)

Total distributions	(2.37)	(0.34)	(0.42)	(0.15)	(0.25)

Net asset value, end of year	$24.48	$34.57	$25.88	$21.58	$16.82

Total return	(23.16)%	35.01%	22.16%	29.21%	35.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$227,654	$573,026	$151,427	$61,513	$27,758
Ratio of expenses to average net assets	0.51%	0.51%	0.54%	0.58%	0.92%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	n/a	n/a	0.57%	0.79%
Ratio of net investment income to average net assets	2.91%	3.42%	3.13%	2.28%	1.74%
Portfolio turnover rate[c]	17%	7%	14%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$25.78	$22.49	$17.63	$14.58	$12.23

Income from investment operations:
Net investment income[a]	0.49	0.36	0.27	0.22	0.09
Net realized and unrealized gain (loss)[b]	(2.51)	3.12	4.71	2.92	2.31

Total from investment operations	(2.02)	3.48	4.98	3.14	2.40

Less distributions from:
Net investment income	(0.67)	(0.19)	(0.12)	(0.09)	(0.05)

Total distributions	(0.67)	(0.19)	(0.12)	(0.09)	(0.05)

Net asset value, end of year	$23.09	$25.78	$22.49	$17.63	$14.58

Total return	(7.97)%	15.53%	28.36%	21.54%	19.56%

Ratios/Supplemental data:
Net assets, end of year (000s)	$366,525	$318,998	$188,319	$79,324	$41,920
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets	1.93%	1.42%	1.34%	1.34%	0.64%
Portfolio turnover rate[c]	11%	5%	11%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$24.73	$21.92	$18.74	$15.72	$13.00

Income from investment operations:
Net investment income[a]	0.83	0.84	0.97	0.60	0.48
Net realized and unrealized gain (loss)[b]	(4.89)	2.78	2.79	2.76	2.72

Total from investment operations	(4.06)	3.62	3.76	3.36	3.20

Less distributions from:
Net investment income	(1.32)	(0.81)	(0.58)	(0.34)	(0.48)

Total distributions	(1.32)	(0.81)	(0.58)	(0.34)	(0.48)

Net asset value, end of year	$19.35	$24.73	$21.92	$18.74	$15.72

Total return	(17.16)%	16.77%	20.61%	21.53%	24.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$882,502	$1,127,738	$872,409	$464,850	$452,870
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.77%
Ratio of net investment income to average net assets	3.64%	3.51%	4.81%	3.39%	3.11%
Portfolio turnover rate[c]	14%	8%	10%	11%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Austria Investable Market (formerly iShares MSCI Austria Index Fund), iShares MSCI Belgium Investable Market (formerly iShares MSCI Belgium Index Fund), iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands Investable Market (formerly iShares MSCI Netherlands Index Fund), iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of August 31, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of August 31, 2008, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
Austria Investable Market	$1,858,667	$(68,573,853)	$(22,417,653)	$(89,132,839)
Belgium Investable Market	783,669	(51,535,501)	(9,729,232)	(60,481,064)
EMU	9,716,846	(240,818,188)	(26,557,249)	(257,658,591)
France	1,973,533	(68,770,033)	(8,976,884)	(75,773,384)
Germany	1,317,923	(163,041,526)	(55,873,449)	(217,597,052)
Italy	1,337,510	(72,274,945)	(7,394,654)	(78,332,089)
Netherlands Investable Market	2,232,976	(40,010,242)	(15,070,355)	(52,847,621)
Spain	5,360,722	(102,477,644)	(6,923,793)	(104,040,715)
Sweden	148,655	(80,232,237)	(17,334,911)	(97,418,493)
Switzerland	1,024,002	(38,079,198)	(5,492,707)	(42,547,903)
United Kingdom	8,678,934	(137,367,977)	(33,199,682)	(161,888,725)

For the years ended August 31, 2008 and August 31, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2008.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

From November 1, 2007 to August 31, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending August 31, 2009, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital Losses
Austria Investable Market	$ 7,179,631
Belgium Investable Market	5,965,717
EMU	24,023,638
France	3,408,375
Germany	23,185,643

iShares MSCI Index Fund	Deferred Net Realized Capital Losses
Italy	$ 2,355,896
Netherlands Investable Market	5,819,155
Spain	5,928,123
Sweden	13,686,747
United Kingdom	12,779,672

The Funds had tax basis net capital loss carryforwards as of August 31, 2008, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Austria Investable Market	$336,553	$1,291,324	$370,948	$855,364	$–	$–	$9,795,917	$2,587,916	$15,238,022
Belgium Investable Market	59,876	1,677,678	117,767	175,781	33,969	–	–	1,698,444	3,763,515
EMU	–	–	–	659,648	1,873,963	–	–	–	2,533,611
France	–	2,436,748	236,944	2,400,550	–	–	158,472	335,795	5,568,509
Germany	–	8,697,227	5,469,732	8,656,712	2,241,687	–	4,227,713	3,394,735	32,687,806
Italy	–	2,648,775	848,408	541,980	527,327	–	–	472,268	5,038,758
Netherlands Investable Market	60,885	3,222,792	1,497,810	2,481,175	129,137	403,525	260,715	1,195,162	9,251,201
Spain	–	–	–	995,671	–	–	–	–	995,671
Sweden	–	713,472	1,577,551	1,149,514	–	107,613	–	100,015	3,648,165
Switzerland	–	1,970,979	1,018,305	2,149,171	354,252	–	–	–	5,492,707
United Kingdom	–	856,798	6,448,554	4,272,059	1,517,783	7,063,063	–	261,754	20,420,011

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Austria Investable Market	$275,885,527	$–	$(68,634,814)	$(68,634,814)
Belgium Investable Market	189,327,636	2,810,793	(54,323,523)	(51,512,730)
EMU	1,560,379,644	7,002,976	(247,717,599)	(240,714,623)
France	296,726,217	–	(68,765,493)	(68,765,493)
Germany	900,990,524	9,529,216	(172,372,141)	(162,842,925)
Italy	318,994,630	–	(72,280,810)	(72,280,810)
Netherlands Investable Market	249,611,688	–	(40,001,992)	(40,001,992)
Spain	448,539,682	171,471	(102,609,453)	(102,437,982)
Sweden	314,160,728	–	(80,225,615)	(80,225,615)
Switzerland	402,531,754	3,636,677	(41,602,224)	(37,965,547)
United Kingdom	1,012,098,808	6,954,738	(144,035,854)	(137,081,116)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of August 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands Investable Market, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The Board approved a change to the investment advisory fee structure for the iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands Investable Market, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds effective September 1, 2008. For its investment advisory services to each Fund, BGFA will be entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2008, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria Investable Market	$ 61,668
Belgium Investable Market	112,195
EMU	814,073
France	20,206
Germany	640,460
Italy	29,276

iShares MSCI Index Fund	Securities Lending Agent Fees
Netherlands Investable Market	$ 40,977
Spain	1,296,203
Sweden	33,742
Switzerland	20,063
United Kingdom	6,763

Cross trades for the year ended August 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES®, INC.

Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the year ended August 31, 2008, the iShares MSCI United Kingdom Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Loss
Barclays PLC	2,376	1,813	1,311	2,878	$18,530,611	$1,874,570	$(1,368,896)

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2008, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria Investable Market	$91,326,473	$97,879,116
Belgium Investable Market	82,639,364	88,184,201
EMU	681,223,559	703,271,592
France	46,552,210	56,597,405
Germany	175,977,743	208,700,542
Italy	67,494,964	75,907,897
Netherlands Investable Market	65,501,029	68,403,276
Spain	131,049,850	137,321,642
Sweden	61,831,362	73,801,892
Switzerland	42,016,665	43,500,845
United Kingdom	152,801,120	156,704,082

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the year ended August 31, 2008, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria Investable Market	$193,303,030	$392,101,942
Belgium Investable Market	71,378,713	181,368,919
EMU	900,206,089	2,143,270,873
France	390,426,964	546,210,236
Germany	959,475,033	1,755,176,134
Italy	474,503,385	336,090,529
Netherlands Investable Market	104,059,254	101,553,774
Spain	1,070,251,943	1,165,918,083
Sweden	278,468,113	506,491,798
Switzerland	286,699,017	203,625,970
United Kingdom	450,624,947	448,197,230

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the corresponding MSCI Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a two-for-one stock split for the iShares MSCI EMU Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the net asset value per share by a factor of two, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of August 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Austria Investable Market Index Fund (formerly iShares MSCI Austria Index Fund), iShares MSCI Belgium Investable Market Index Fund (formerly iShares MSCI Belgium Index Fund), iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Investable Market Index Fund (formerly iShares MSCI Netherlands Index Fund), iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund (the “Funds”) at August 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	85

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended August 31, 2008, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Austria Investable Market	$ 8,489,580	$1,266,486
Belgium Investable Market	11,916,274	1,715,371
EMU	104,739,212	14,344,364
France	17,013,192	2,232,727
Germany	63,207,087	9,131,532

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Italy	$15,092,261	$2,001,894
Netherlands Investable Market	12,954,464	1,776,476
Spain	25,341,490	3,553,917
Sweden	14,364,466	1,986,092
Switzerland	11,093,390	1,779,849

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2008:

iShares MSCI Index Fund	Qualified Dividend Income
Austria Investable Market	$ 7,034,590
Belgium Investable Market	10,431,772
EMU	85,286,053
France	14,629,640
Germany	54,929,513
Italy	14,083,862

iShares MSCI Index Fund	Qualified Dividend Income
Netherlands Investable Market	$11,562,427
Spain	22,373,351
Sweden	12,443,944
Switzerland	9,364,171
United Kingdom	63,131,140

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five- and ten-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES®, INC.

of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed extension of breakpoints in the investment advisory fee rates for the Funds (as discussed below) at various assets levels of such Funds as compared to their Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Company (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed extension of breakpoints in the investment advisory fee rates at certain asset levels for the Funds (effective September 1, 2008). The Board noted that the Advisory Contract already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also discussed the substantial growth in assets of certain iShares funds, including the iShares funds in the group with which the Funds’ assets are aggregated for the purpose of applying breakpoints in the investment advisory fee rates, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the current and proposed breakpoints were appropriate and warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the current and proposed breakpoints for the Funds, reflects appropriate sharing of economies of scale with the Funds’ shareholders.

88	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES®, INC.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Company’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the extension of breakpoints, for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Supplemental Information (Unaudited)

iSHARES®, INC.

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Austria Investable Market Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	4	0.29%
Greater than 2.0% and Less than 2.5%	4	0.29
Greater than 1.5% and Less than 2.0%	22	1.59
Greater than 1.0% and Less than 1.5%	71	5.14
Greater than 0.5% and Less than 1.0%	231	16.73
Between 0.5% and –0.5%	818	59.25
Less than –0.5% and Greater than –1.0%	147	10.64
Less than –1.0% and Greater than –1.5%	62	4.49
Less than –1.5% and Greater than –2.0%	12	0.87
Less than –2.0% and Greater than –2.5%	4	0.29
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0% and Greater than –3.5%	2	0.14
Less than –3.5% and Greater than –4.0%	2	0.14

	1,381	100.00%

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Belgium Investable Market Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	1	0.07%
Greater than 3.0% and Less than 3.5%	1	0.07
Greater than 2.5% and Less than 3.0%	3	0.22
Greater than 2.0% and Less than 2.5%	11	0.80
Greater than 1.5% and Less than 2.0%	15	1.09
Greater than 1.0% and Less than 1.5%	72	5.21
Greater than 0.5% and Less than 1.0%	218	15.79
Between 0.5% and –0.5%	896	64.89
Less than –0.5% and Greater than –1.0%	123	8.91
Less than –1.0% and Greater than –1.5%	31	2.24
Less than –1.5% and Greater than –2.0%	6	0.43
Less than –2.0% and Greater than –2.5%	2	0.14
Less than –2.5% and Greater than –3.0%	1	0.07
Less than –3.0%	1	0.07

	1,381	100.00%

iShares MSCI EMU Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	3	0.22%
Greater than 3.0% and Less than 3.5%	1	0.07
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	4	0.29
Greater than 1.5% and Less than 2.0%	12	0.87
Greater than 1.0% and Less than 1.5%	59	4.27
Greater than 0.5% and Less than 1.0%	248	17.96
Between 0.5% and –0.5%	898	65.03
Less than –0.5% and Greater than –1.0%	111	8.04
Less than –1.0% and Greater than –1.5%	32	2.32
Less than –1.5% and Greater than –2.0%	9	0.65
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –2.5% and Greater than –3.0%	1	0.07
Less than –3.0%	1	0.07

	1,381	100.00%

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI France Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	1	0.07%
Greater than 3.0% and less than 3.5%	1	0.07
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	2	0.14
Greater than 1.5% and Less than 2.0%	4	0.29
Greater than 1.0% and Less than 1.5%	33	2.39
Greater than 0.5% and Less than 1.0%	130	9.41
Between 0.5% and –0.5%	1,040	75.32
Less than –0.5% and Greater than –1.0%	124	8.98
Less than –1.0% and Greater than –1.5%	33	2.39
Less than –1.5% and Greater than –2.0%	7	0.51
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –2.5% and Greater than –3.0%	4	0.29

	1,381	100.00%

iShares MSCI Germany Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.14%
Greater than 2.5% and Less than 3.0%	2	0.14
Greater than 2.0% and Less than 2.5%	2	0.14
Greater than 1.5% and Less than 2.0%	10	0.72
Greater than 1.0% and Less than 1.5%	43	3.11
Greater than 0.5% and Less than 1.0%	164	11.88
Between 0.5% and –0.5%	971	70.33
Less than –0.5% and Greater than –1.0%	133	9.63
Less than –1.0% and Greater than –1.5%	44	3.19
Less than –1.5% and Greater than –2.0%	3	0.22
Less than –2.0% and Greater than –2.5%	4	0.29
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0%	1	0.07

	1,381	100.00%

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Italy Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	3	0.22%
Greater than 2.0% and Less than 2.5%	4	0.29
Greater than 1.5% and Less than 2.0%	8	0.58
Greater than 1.0% and Less than 1.5%	30	2.17
Greater than 0.5% and Less than 1.0%	132	9.56
Between 0.5% and –0.5%	1,053	76.25
Less than –0.5% and Greater than –1.0%	111	8.04
Less than –1.0% and Greater than –1.5%	27	1.96
Less than –1.5% and Greater than –2.0%	6	0.43
Less than –2.0% and Greater than –2.5%	4	0.29
Less than –2.5% and Greater than –3.0%	1	0.07
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5%	1	0.07

	1,381	100.00%

iShares MSCI Netherlands Investable Market Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.14%
Greater than 2.5% and Less than 3.0%	3	0.22
Greater than 2.0% and Less than 2.5%	4	0.29
Greater than 1.5% and Less than 2.0%	6	0.43
Greater than 1.0% and Less than 1.5%	46	3.33
Greater than 0.5% and Less than 1.0%	201	14.55
Between 0.5% and –0.5%	946	68.53
Less than –0.5% and Greater than –1.0%	121	8.76
Less than –1.0% and Greater than –1.5%	37	2.68
Less than –1.5% and Greater than –2.0%	10	0.72
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0%	2	0.14

	1,381	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Spain Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.22%
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	4	0.29
Greater than 1.5% and Less than 2.0%	5	0.36
Greater than 1.0% and Less than 1.5%	44	3.19
Greater than 0.5% and Less than 1.0%	172	12.45
Between 0.5% and –0.5%	978	70.82
Less than –0.5% and Greater than –1.0%	121	8.76
Less than –1.0% and Greater than –1.5%	40	2.90
Less than –1.5% and Greater than –2.0%	8	0.58
Less than –2.0% and Greater than –2.5%	3	0.22
Less than –2.5%	2	0.14

	1,381	100.00%

iShares MSCI Sweden Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	2	0.14%
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	2	0.14
Greater than 2.0% and Less than 2.5%	11	0.80
Greater than 1.5% and Less than 2.0%	25	1.81
Greater than 1.0% and Less than 1.5%	66	4.78
Greater than 0.5% and Less than 1.0%	253	18.32
Between 0.5% and –0.5%	817	59.19
Less than –0.5% and Greater than –1.0%	125	9.05
Less than –1.0% and Greater than –1.5%	51	3.69
Less than –1.5% and Greater than –2.0%	17	1.23
Less than –2.0% and Greater than –2.5%	4	0.29
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5% and Greater than –4.0%	1	0.07
Less than –4.0% and Greater than –4.5%	1	0.07

	1,381	100.00%

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Switzerland Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	1	0.07%
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	6	0.43
Greater than 1.5% and Less than 2.0%	27	1.96
Greater than 1.0% and Less than 1.5%	77	5.58
Greater than 0.5% and Less than 1.0%	265	19.19
Between 0.5% and –0.5%	880	63.73
Less than –0.5% and Greater than –1.0%	92	6.66
Less than –1.0% and Greater than –1.5%	23	1.67
Less than –1.5% and Greater than –2.0%	5	0.36
Less than –2.0% and Greater than –2.5%	2	0.14

	1,381	100.00%

iShares MSCI United Kingdom Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.22%
Greater than 2.5% and Less than 3.0%	2	0.14
Greater than 2.0% and Less than 2.5%	4	0.29
Greater than 1.5% and Less than 2.0%	35	2.53
Greater than 1.0% and Less than 1.5%	150	10.86
Greater than 0.5% and Less than 1.0%	371	26.86
Between 0.5% and –0.5%	698	50.56
Less than –0.5% and Greater than –1.0%	84	6.08
Less than –1.0% and Greater than –1.5%	25	1.81
Less than –1.5% and Greater than –2.0%	7	0.51
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –2.5% and Greater than –3.0%	1	0.07

	1,381	100.00%

SUPPLEMENTAL INFORMATION	95

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 161 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address of each Director and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Director. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 46	Director and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Trustee of iShares Trust (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 47	Director (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003); Director of Real Estate Equity Exchange (since 2005).	Trustee of iShares Trust (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

96	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Director (since 2002); Lead Independent Director (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Trustee of iShares Trust (since 2000); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 59	Director (since 2005).	Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Trustee of iShares Trust (since 2005).

Charles A. Hurty, 64	Director (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 53	Director (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee of iShares Trust (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

DIRECTOR AND OFFICER INFORMATION	97

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Director (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Trustee of iShares Trust (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Darrell Duffie, 54	Director (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Trustee of iShares Trust (since 2008).

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 42	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 51	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations of BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

98	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 56	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 45	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 41	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 43	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 36	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

DIRECTOR AND OFFICER INFORMATION	99

Notes:

100	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American

  Technology-Multimedia Networking (IGN)

iShares S&P North American

  Technology-Semiconductors (IGW)

iShares S&P North American

  Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	101

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

7821-iS-0908

102	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, NA., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1 -800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLDSM BARCLAYS GLOBAL INVESTORS

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

AUGUST 31, 2008

Would you prefer to receive materials like this electronically? See inside cover for details.

iShares MSCI Australia Index Fund

iShares MSCI Brazil Index Fund

iShares MSCI BRIC Index Fund

iShares MSCI Canada Index Fund

iShares MSCI Chile Investable Market Index Fund

iShares MSCI Hong Kong Index Fund

iShares MSCI Israel Capped Investable Market Index Fund iShares MSCI Japan Small Cap Index Fund

iShares MSCI Malaysia Index Fund

iShares MSCI Mexico Investable Market Index Fund

iShares MSCI Pacific ex-Japan Index Fund

iShares MSCI Singapore Index Fund

iShares MSCI South Africa Index Fund

iShares MSCI South Korea Index Fund

iShares MSCI Taiwan Index Fund

iShares MSCI Thailand Investable Market Index Fund

iShares MSCI Turkey Investable Market Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the ishares website at www.iShares.com.

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Australia Index Fund, the iShares MSCI Canada Index Fund,

the iShares MSCI Hong Kong Index Fund,

the iShares MSCI Malaysia Index Fund, the iShares MSCI Mexico Investable Market Index Fund,

the iShares MSCI Pacific ex-Japan Index Fund, the iShares MSCI South Africa Index Fund and the

iShares MSCI South Korea Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares MSCI Index Funds named above (each, a “Fund”).

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 25 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the iShares MSCI South Africa Index Fund and the iShares MSCI South Korea Index Fund, BGFA is entitled to receive a management fee from each Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion. For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid a management fee equal to the Fund’s average daily net assets at an annual rate of 0.50% per year. For its investment advisory services to each of the other Funds included in this Prospectus, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to each Fund, BGFA was entitled to receive management fees from each Fund based on each Fund’s allocable portion of aggregate average daily net assets, as shown in the following table:

Fund	Management Fee
iShares MSCI Australia Index Fund	0.51%
iShares MSCI Canada Index Fund	0.52%
iShares MSCI Hong Kong Index Fund	0.52%
iShares MSCI Malaysia Index Fund	0.51%
iShares MSCI Mexico Investable Market Index Fund	0.51%
iShares MSCI Pacific ex-Japan Index Fund	0.50%
iShares MSCI South Africa Index Fund	0.68%
iShares MSCI South Korea Index Fund	0.68%

In addition, all references in the Prospectus to MSCI South Korea Index are replaced with MSCI Korea Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-056-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Brazil Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 10 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.68%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-118-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated November 9, 2007 and the Statement of Additional Information (“SAI”) dated November 9, 2007

(as revised December 19, 2007) for the iShares MSCI BRIC Index Fund and the iShares MSCI Chile Investable Market

Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares MSCI Index Funds named above (each, a “Fund”).

Effective September 1, 2008, under the heading “Management” beginning on page 12 of the Prospectus, the second paragraph is hereby deleted in its entirety and replaced with the following with the fourth paragraph deleted in its entirety as well.

Effective August 12, 2008, for its investment advisory services to the iShares MSCI BRIC Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund and iShares MSCI Emerging Markets Index Fund, which are offered in separate prospectuses) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion. Effective September 1, 2008, for its investment advisory services to the iShares MSCI Chile Investable Market Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets between $2.0 billion and $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

In addition, effective the same date, the fourth paragraph on page 25 under the “Investment Adviser” heading of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI BRIC Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund and iShares MSCI Emerging Markets Index Fund, which are offered in separate SAIs) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion. For its investment advisory services to the iShares MSCI Chile Investable Market Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion. For its investment advisory services to the iShares MSCI Japan Small Cap Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate SAIs) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Also, all references to 45 Fremont Street in both the Prospectus and the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-095-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated March 26, 2008 and the Statement of Additional Information (“SAI”) dated March 26, 2008 for the iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 6 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at an annual rate of 0.68%.

In addition, effective the same date, the first sentence of the third paragraph under the heading “Investment Advisory, Administrative and Distribution Services” on page 23 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Also, all references to 45 Fremont Street in both the Prospectus and the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-122-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated December 19, 2007 and the Statement of Additional Information (“SAI”) dated November 9, 2007

(as revised December 19, 2007) for the iShares MSCI Japan Small Cap Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

The following information replaces the second and fourth paragraph under the heading “Management” beginning on page 8 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Effective September 1, 2008, for its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate Prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

In addition, effective the same date, the fourth paragraph on page 25 under the “Investment Adviser” heading of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI BRIC Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund and iShares MSCI Emerging Markets Index Fund, which are offered in separate SAIs) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion. For its investment advisory services to the iShares MSCI Chile Investable Market Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion. For its investment advisory services to the iShares MSCI Japan Small Cap Index Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate SAIs) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Also, all references to 45 Fremont Street in both the Prospectus and the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-109-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Singapore Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at an annual rate of 0.51%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-116-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Taiwan Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.68%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-117-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated March 26, 2008 and the Statement of Additional Information (“SAI”) dated March 26, 2008 for the iShares MSCI Thailand Investable Market Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 6 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.68%.

In addition, effective the same date, the first sentence of the third paragraph under the “Investment Advisory, Administrative and Distribution Services” heading on page 23 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Turkey Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Also, all references to 45 Fremont Street in both the Prospectus and the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-123-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated March 26, 2008 and the Statement of Additional Information (“SAI”) dated March 26, 2008 for the iShares MSCI Turkey Investable Market Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 6 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Thailand Investable Market Index Fund, which are offered in separate prospectuses) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at the annual rate of 0.68%.

In addition, effective the same date, the first sentence of the third paragraph under the heading “Investment Advisory, Administrative and Distribution Services” beginning on page 22 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Brazil Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Thailand Investable Market Index Fund, which are offered in separate SAIs) as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets in excess of $16.0 billion.

Also, all references to 45 Fremont Street in both the Prospectus and the SAI are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-124-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.25)%	(10.72)%	(10.09)%	21.01%	20.59%	20.34%	15.35%	15.35%	15.04%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.25)%	(10.72)%	(10.09)%	159.43%	154.96%	152.41%	316.99%	317.08%	306.01%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	38.81%

Basic Materials	26.57

Consumer Non-Cyclical	12.16

Industrial	8.45

Energy	6.63

Communications	2.60

Consumer Cyclical	2.36

Utilities	0.77

Technology	0.48

Short-Term and Other Net Assets	1.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
BHP Billiton Ltd.	15.83%

Commonwealth Bank of Australia	6.40

Westpac Banking Corp.	5.04

National Australia Bank Ltd.	4.56

Rio Tinto Ltd.	4.15

Woolworths Ltd.	3.93

Australia and New Zealand Banking Group Ltd.	3.64

Woodside Petroleum Ltd.	3.46

Westfield Group	3.45

CSL Ltd.	2.80

TOTAL	53.26%

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (9.25)%, while the total return for the Index was (10.09)%.

The Australian stock market declined during the reporting period as the credit crunch and economic slowdown that began in the U.S. spread to Australia and other regions of the world. The Australian economy grew by 2.7% for the 12 months ended June 30, 2008. Although this extended the economy’s current expansion to 17 years, it was lower than the 4.3% growth rate from the prior 12-month period, and evidence of slowing economic activity had become increasingly apparent. Economic growth was just 0.3% in the second quarter of 2008, the weakest quarterly growth rate in more than three years, as consumer spending declined for the first time since 1993.

Despite the slowing economic environment, inflation increased significantly during the reporting period. The Australian consumer price index rose by 4.5% for the 12 months ended June 30, 2008, more than double the 2.1% inflation rate for the previous 12 months. As a result, the Reserve Bank of Australia raised interest rates three times during the reporting period, boosting its cash rate target to a 12-year high of 7.25%.

The combination of weaker economic growth and rising inflation weighed on Australian stock market performance, particularly during the last six months of the reporting period. A substantial portion of Australia’s economy is in commodity-based industries, such as mining and metals, and these industries struggled as global economic growth slowed and commodity prices eased late in the reporting period.

Among the Fund’s ten largest holdings as of August 31, 2008, the best performer was energy producer Woodside Petroleum Ltd., which benefited from a 56% increase in the price of crude oil. Mining firm Rio Tinto Ltd. and biotechnology firm CSL Ltd. also generated robust results for the reporting period. On the downside, the weakest performers among the top ten holdings were commercial banks – Australia and New Zealand Banking Group Ltd., National Australia Bank Ltd., and Commonwealth Bank of Australia. Like many global financial stocks, these three companies were hampered by concerns about credit conditions and exposure to mortgage-related investments, particularly in the U.S.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.58%	22.51%	23.37%	45.96%	45.94%	47.86%	19.81%	19.82%	22.16%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.58%	22.51%	23.37%	562.40%	562.09%	606.80%	335.89%	336.06%	410.16%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Basic Materials	31.86%

Energy	24.39

Financial	18.21

Utilities	7.03

Consumer Non-Cyclical	6.85

Communications	5.76

Industrial	2.25

Consumer Cyclical	1.69

Diversified	1.46

Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred	12.90%

Petroleo Brasileiro SA	11.49

Companhia Vale do Rio Doce Class A Preferred	9.60

Companhia Vale do Rio Doce ADR	7.60

Banco Bradesco SA Preferred	4.81

Banco Itau Holding Financeira SA Preferred	4.32

Unibanco - Uniao de Bancos Brasileiros SA Units	3.46

Companhia Siderurgica Nacional	3.12

Gerdau SA Preferred	2.67

Companhia de Bebidas das Americas Preferred	2.67

TOTAL	62.64%

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was 21.58%, while the total return for the Index was 23.37%.

The Brazilian stock market continued to advance, generating strong results for the reporting period. Brazil’s economy grew by 6.1% for the 12 months ended June 30, 2008 – among the fastest growth rates in the world. While commodity exports such as oil and metals contributed notably to economic growth, particularly in the last half of 2007, robust domestic consumption was also a driving force behind the rapid growth in the Brazilian economy. However, the increase in domestic demand boosted the Brazilian inflation rate to 6.0%, well above the government’s 4.5% target. This led to a change in monetary policy – after 18 interest rate cuts between November 2005 and September 2007, the Brazilian central bank raised interest rates three times in the first eight months of 2008, lifting its benchmark interest rate to 13.0%.

Despite a strong overall return, the Brazilian stock market declined sharply in the last few months of the reporting period. Global economic activity began to weaken as an economic slowdown in the U.S. spread to other regions of the world, dampening demand for Brazil’s raw materials exports. In addition, prices for oil and other commodities eased after peaking in mid-2008, crimping profits for Brazilian energy and mining companies.

Among the Fund’s ten largest holdings as of August 31, 2008, performance was largely positive for the reporting period. Top performers included steelmakers Companhia Siderurgica Nacional and Gerdau SA, both of which benefited from healthy global demand for steel and rising prices. The Fund’s largest holding, energy producer Petroleo Brasileiro SA, also performed well as the price of oil surged by 56% for the reporting period. In addition, Petroleo Brasileiro SA discovered a sizable offshore oil field that could make Brazil one of the largest oil exporters in the world. The only stock among the Fund’s top ten holdings to decline for the reporting period was beverage company Companhia de Bebidas das Americas.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI BRIC INDEX FUND

Performance as of August 31, 2008

Cumulative Total Returns

Inception to 8/31/08

NAV	MARKET	INDEX
(21.65)%	(21.74)%	(22.37)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BRIC INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Energy	31.27%

Financial	22.98

Basic Materials	14.28

Communications	11.71

Technology	5.10

Consumer Non-Cyclical	4.61

Industrial	3.89

Utilities	2.37

Diversified	2.13

Consumer Cyclical	1.35

Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
OAO Gazprom SP ADR (Russia)	6.68%

China Mobile Ltd. (China)	5.20

Petroleo Brasileiro SA Preferred (Brazil)	4.94

Petroleo Brasileiro SA (Brazil)	4.26

Reliance Industries Ltd. GDR (India)	3.46

Companhia Vale do Rio Doce Class A Preferred (Brazil)	3.38

Companhia Vale do Rio Doce (Brazil)	2.78

LUKOIL SP ADR (Russia)	2.64

Infosys Technologies Ltd. SP ADR (India)	2.42

Banco Bradesco SA Preferred (Brazil)	2.11

TOTAL	37.87%

The iShares MSCI BRIC Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC IndexSM (the “Index”). The Index is designed to measure the combined equity market performance in Brazil, Russia, India and China (“BRIC”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through August 31, 2008 (the “reporting period”), the total return for the Fund was (21.65)%, while the total return for the Index was (22.37)%.

The total return for the Fund declined sharply for the reporting period as the four markets comprising the Fund – Brazil, Russia, India, and China – declined along with equity markets worldwide. Much of the decline occurred in the last few months of the reporting period as a global economic slowdown that began in the U.S. spread to other regions of the world, leading to a broad decline in the global equity indexes.

The Brazilian stock market declined modestly for the reporting period despite solid economic growth. Brazil’s economy grew by 6.1% for the 12 months ended June 30, 2008, led by robust domestic consumption and commodity exports. However, weaker global economic activity late in the reporting period dampened demand for Brazil’s raw materials exports. In addition, prices for oil and other commodities eased after peaking in mid-2008, crimping profits for Brazilian energy and mining companies.

In Russia, the economy grew at an 8.0% annualized rate in the first half of 2008, in line with its growth rate in 2007. Meanwhile, inflation reached a five-year high of 15.1% for the 12 months ended June 30, 2008, brought on by surging domestic demand as consumer spending and construction activity increased significantly. Soaring inflation, along with falling oil prices – Russia is one of the largest oil exporters in the world – and geopolitical tensions toward the end of the period, put downward pressure on the Russian stock market.

The economies in India and China, both of which generated strong growth in 2007, slowed somewhat in 2008. India’s economy grew at a 7.9% annualized rate in the second quarter of 2008, down from 9.2% a year earlier. The Chinese economy grew by 11.4% in 2007 – the fifth straight year of double-digit growth and its fastest growth rate since 1994 – but slowed to 10.1% for the 12 months ended June 30, 2008. Nonetheless, growth remained robust in both countries, leading to accelerating inflation rates. The combination of slowing economic growth, double-digit inflation, and weaker export demand from developed nations led to stock market declines in India and China.

Looking at the Fund’s ten largest holdings as of August 31, 2008, the only firm to advance for the reporting period was Brazilian energy producer Petroleo Brasileiro SA, whose shares benefited from strong demand and the discovery of a sizable offshore oil field. Among the decliners, Indian information technology services company Infosys Technologies Ltd. and Brazilian commercial bank Banco Bradesco SA held up the best. The weakest performers among the Fund’s ten largest holdings included the Fund’s two largest holdings, Russian energy producer OAO Gazprom and wireless services provider China Mobile Ltd.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI CANADA INDEX FUND

Performance as of August 31, 2008

	Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.88%	3.39%	4.11%	21.50%	21.38%	21.78%	16.55%	16.46%	16.85%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.88%	3.39%	4.11%	164.82%	163.53%	167.89%	362.55%	359.10%	374.74%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CANADA INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Energy	29.94%

Financial	28.69

Basic Materials	18.15

Technology	5.69

Communications	5.38

Industrial	5.25

Consumer Cyclical	2.11

Diversified	1.80

Consumer Non-Cyclical	1.58

Utilities	1.13

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Research In Motion Ltd.	5.42%

Royal Bank of Canada	5.20

EnCana Corp.	4.94

Potash Corp. of Saskatchewan Inc.	4.76

Manulife Financial Corp.	4.71

Suncor Energy Inc.	4.64

Toronto-Dominion Bank (The)	4.12

Canadian Natural Resources Ltd.	4.05

Bank of Nova Scotia	4.00

Barrick Gold Corp.	2.66

TOTAL	44.50%

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was 3.88%, while the total return for the Index was 4.11%.

The Canadian market posted modest gains for the reporting period. Canada’s market is driven largely by the production of energy and materials, which are exported primarily to the United States. Underlying the slight gains for the reporting period, a surge in demand for energy, agricultural products, and other commodities led to increased share prices for energy and materials-related companies. These gains were mitigated, though, as economic growth slowed in the United States, Canada’s key export partner. As the U.S. economy slowed, its demand for Canadian exports shrank. Real gross domestic product (GDP) edged up 0.1% in the second quarter of 2008, following a 0.2% decline in the first quarter of 2008. Domestic demand outpaced GDP, growing by 0.5% during the second quarter of 2008, while foreign demand for Canadian goods and services declined in the second quarter of 2008 for the fourth consecutive quarter.

The Fund’s ten largest holdings as of August 31, 2008 represented more than 44% of Fund net assets. Among the Fund’s ten largest holdings, performance was mixed for the reporting period. Potash Corp. of Saskatchewan Inc. delivered the strongest gain, as rising food prices led to increasing demand for fertilizer. The Fund’s largest holding, Research In Motion Ltd., which produces the Blackberry® handheld device, also logged a large return. Two oil and gas exploration companies, Canadian Natural Resources Ltd. and EnCana Corp., were also strong performers, as was integrated oil and gas company Suncor Energy Inc. Leading the detractors from performance, Toronto-Dominion Bank was one of three financial companies among the Fund’s ten largest holdings to decline for the reporting period.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2008

Cumulative Total Returns

Inception to 8/31/08

NAV	MARKET	INDEX
(7.15)%	(8.17)%	(7.02)%

Effective June 25, 2008, the Fund changed its name from the iShares MSCI Chile Index Fund to the iShares MSCI Chile Investable Market Index Fund.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Utilities	28.23%

Basic Materials	21.88

Consumer Non-Cyclical	13.23

Diversified	11.74

Financial	9.15

Consumer Cyclical	7.06

Communications	5.08

Industrial	2.71

Technology	0.82

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Empresa Nacional de Electricidad SA	11.76%

Empresas Copec SA	11.30

Enersis SA	10.47

Sociedad Quimica y Minera de Chile SA Class B Preferred	8.38

Empresas CMPC SA	7.22

Centros Comerciales Sudamericanos SA	4.97

CAP SA	4.88

Banco Santander Chile SA	4.78

LAN Airlines SA	3.92

Empresa Nacional de Telecomunicaciones SA	3.13

TOTAL	70.81%

The iShares MSCI Chile Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market IndexSM (the “Index”). The Index is designed to measure broad based equity market performance in Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through August 31, 2008 (the “reporting period”), the total return for the Fund was (7.15)%, while the total return for the Index was (7.02)%.

The Chilean stock market fell for the reporting period, mirroring the broad decline in global equity markets. Chile’s economy grew by 5.1% in 2007, but slowed to a 3.8% annualized growth rate in the first half of 2008. The decelerating economic activity in Chile reflected a global economic slowdown that began in the U.S. and spread to other regions of the world. Weaker global growth dampened demand for exports, which slowed markedly in Chile during the first half of 2008. On the positive side, however, domestic demand surged, as evidenced by a 5.9% increase in private consumption and a 23% increase in fixed capital for the 12 months ended June 30, 2008.

Another challenge facing the Chilean economy was inflation, which increased substantially during the reporting period. Inflation rose by 9.5% for the 12 months ended July 31, 2008, a 13-year high and well above the 3% target of Banco Central de Chile, the country’s central bank. As a result, the central bank raised short-term interest rates five times during the reporting period, lifting its target rate to 7.75% – its highest level since December 1998.

The combination of weaker economic conditions, rising inflation, and global challenges to export growth put downward pressure on Chile’s stock market, particularly over the last three months of the reporting period.

Among the Fund’s ten largest holdings as of August 31, 2008, just three advanced during the reporting period. The leading performer by far was chemicals producer Sociedad Quimica y Minera de Chile SA, which posted a triple-digit return thanks to robust global demand for agricultural chemicals. The other positive performers were steel producer CAP SA and electric utility Empresa Nacional de Electricidad SA, the Fund’s largest holding. On the downside, the biggest decliners among the Fund’s ten largest holdings included retailer Centros Comerciales Sudamericanos SA and industrial conglomerate Empresas Copec SA.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.54)%	(11.20)%	(10.22)%	14.57%	14.47%	15.16%	11.95%	13.48%	13.10%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(10.54)%	(11.20)%	(10.22)%	97.40%	96.57%	102.50%	209.26%	254.25%	242.57%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	49.80%

Diversified	14.62

Utilities	14.32

Consumer Cyclical	9.55

Industrial	5.64

Communications	2.84

Basic Materials	2.29

Technology	0.57

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Cheung Kong (Holdings) Ltd.	8.45%

Hutchison Whampoa Ltd.	8.16

Sun Hung Kai Properties Ltd.	7.94

CLP Holdings Ltd.	6.83

Hang Seng Bank Ltd.	6.01

Hong Kong Exchanges and Clearing Ltd.	5.41

Hongkong Electric Holdings Ltd.	3.75

Hong Kong and China Gas Co. Ltd. (The)	3.74

Esprit Holdings Ltd.	3.50

Swire Pacific Ltd. Class A	3.38

TOTAL	57.17%

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (10.54)%, while the total return for the Index was (10.22)%.

The Hong Kong stock market fell for the reporting period, mirroring the general decline in equity markets worldwide. The Hong Kong economy grew by 4.2% for the 12 months ended June 30, 2008, below the 6.8% growth rate for all of 2007. The weaker growth rate resulted primarily from a 4.6% decline in exports, reflecting a global economic slowdown that curtailed demand for exported goods. In addition, Hong Kong’s close relationship and trade partnership with mainland China weighed on growth as China’s export-fueled economy slowed markedly in the first eight months of 2008 after growing by more than 11% in 2007.

The inflation rate in Hong Kong picked up notably during the reporting period, rising by 6.1% for the 12 months ended June 30, 2008 – well above the 1.3% inflation rate for the previous 12 months. Higher inflation had a further dampening impact on economic activity in Hong Kong, and it also crimped profit margins for many companies.

The combination of weaker economic growth – both domestically and in China, as well as elsewhere in the world – and rising inflation weighed on the performance of the Hong Kong stock market, particularly during the last six months of the reporting period.

Among the Fund’s ten largest holdings as of August 31, 2008, performance was mixed for the reporting period. The leading performers included electric utilities Hongkong Electric Holdings Ltd. and CLP Holdings Ltd., where international expansion and sales growth helped offset weaker domestic energy revenues. Commercial bank Hang Seng Bank Ltd. also performed well as it largely avoided the U.S. mortgage crisis. On the downside, the largest decliners among the Fund’s top ten holdings were apparel maker Esprit Holdings Ltd. and stock exchange Hong Kong Exchanges and Clearing Ltd.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2008

Cumulative Total Returns

Inception to 8/31/08

NAV	MARKET	INDEX
(3.40)%	(5.30)%	(1.44)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of 8/31/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.71%

Financial	26.47

Communications	19.39

Basic Materials	17.09

Industrial	6.04

Consumer Cyclical	1.14

Energy	0.96

Diversified	0.58

Technology	0.41

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Teva Pharmaceutical Industries Ltd.	24.64%

Israel Chemicals Ltd.	12.81

Bank Leumi le-Israel	5.47

Check Point Software Technologies Ltd.	4.96

Bank Hapoalim Ltd.	4.61

Makhteshim-Agan Industries Ltd.	3.64

Bezeq Israeli Telecommunication Corp. Ltd.	3.62

Israel Corp. Ltd. (The)	3.24

Partner Communications Co. Ltd.	3.06

NICE Systems Ltd.	2.88

TOTAL	68.93%

The iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market IndexSM (the “Index”). The Index is a custom, free float adjusted market capitalization index designed to measure broad based equity market performance in Israel. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 26, 2008 (inception date of the Fund) through August 31, 2008 (the “reporting period”), the total return for the Fund was (3.40)%, while the total return for the Index was (1.44)%.

The Israel stock market declined modestly for the reporting period. Despite a global economic slowdown that began in the U.S. and spread to other regions of the world, Israel’s economy maintained solid economic growth. After growing by 5.4% in 2007, the Israeli economy grew

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

at a 5.2% annualized rate in the first half of 2008. Although domestic demand declined in the second quarter of 2008, export growth remained healthy even as weaker economic activity in the U.S. – Israel’s largest trading partner – and other developed nations, dampened demand for exports.

Another challenge facing the Israeli economy was inflation, which increased significantly during the reporting period. Inflation rose by 4.4% for the first eight months of 2008 – an annualized rate of 6.5% – compared with a 2.8% increase for all of 2007. As a result, the Israeli central bank raised short-term interest rates four times in the last four months of the reporting period, lifting its target rate to 4.25%.

After rising sharply during the first half of the reporting period, the Israeli stock market reversed course as the combination of weaker economic conditions, rising inflation, and global challenges to export growth put downward pressure on equities.

Among the Fund’s ten largest holdings as of August 31, 2008, the leading performer was chemicals producer Israel Chemicals Ltd., which benefited from robust global demand for agricultural chemicals. Other positive performers included generic drug manufacturer Teva Pharmaceutical Industries Ltd., the Fund’s largest holding, and technology company NICE Systems Ltd. On the downside, the largest decliners among the Fund’s top ten holdings included chemicals maker Makhteshim-Agan Industries Ltd. and two commercial banks, Bank Leumi le-Israel and Bank Hapoalim Ltd.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

Performance as of August 31, 2008

Cumulative Total Returns

Inception to 8/31/08

NAV	MARKET	INDEX
(11.19)%	(11.90)%	(10.92)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/20/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/21/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Industrial	25.95%

Consumer Cyclical	23.91

Financial	18.92

Consumer Non-Cyclical	13.64

Basic Materials	9.97

Communications	3.84

Technology	2.90

Utilities	0.58

Energy	0.12

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
GS Yuasa Corp.	0.60%

Keihan Electric Railway Co. Ltd.	0.59

Air Water Inc.	0.58

Rengo Co. Ltd.	0.51

Tokai Carbon Co. Ltd.	0.48

Hamamatsu Photonics K.K.	0.46

Shiga Bank Ltd.	0.46

Tsumura & Co.	0.45

Meiji Seika Kaisha Ltd.	0.44

Fujikura Ltd.	0.44

TOTAL	5.01%

The iShares MSCI Japan Small Cap Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap IndexSM (the “Index”). The Index targets 40% of the eligible small cap universe within each industry group in the MSCI Japan IndexSM. The small cap universe is defined as all listed securities that have a market capitalization in the range of $200 million to $1,500 million. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 20, 2007 (inception date of the Fund) through August 31, 2008 (the “reporting period”), the total return for the Fund was (11.19)%, while the total return for the Index was (10.92)%.

The Japanese equity markets declined for the reporting period amid signs of a slowing domestic economy. Industrial production fell for the first two quarters of 2008 and Gross Domestic Product (GDP) contracted, bringing an end to the longest period of growth for Japan since World War II. Inflation topped 2% for the first time in a decade, unemployment crept to a two-year high of 4.1%, and export levels fell during the period. Retail sales suffered their sharpest decline in more than two years in July 2008, underlining the weakness of household spending. In response to the public’s discontent over the economy, the Japanese government announced a stimulus package worth US$105.7 billion, including an income tax cut, fuel subsidies, and government loans to companies.

The ten largest Fund holdings represented approximately 5% of the net assets of the Fund as of August 31, 2008. For the reporting period, eight of the Fund’s ten largest holdings delivered positive returns. Leading the positive contributors to performance, battery manufacturer GS Yuasa Corp. posted triple-digit gains for the reporting period. Pharmaceutical company Tsumura & Co. also delivered strong returns. Air conditioner manufacturer Air Water Inc. and Tokai Carbon Co. Ltd. both performed well. Hamamatsu Photonics K.K., which manufactures optical products, was the largest detractor from performance among the ten largest holdings.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.86)%	(12.35)%	(9.64)%	12.82%	12.35%	13.54%	19.33%	19.94%	20.79%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.86)%	(12.35)%	(9.64)%	82.76%	79.03%	88.65%	485.52%	516.25%	561.21%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the iShares MSCI Malaysia Index Fund, which has a NAV determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return will use the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	30.73%

Consumer Non-Cyclical	16.79

Consumer Cyclical	14.20

Industrial	12.99

Utilities	7.99

Communications	7.96

Diversified	7.72

Energy	0.70

Basic Materials	0.63

Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Bumiputra-Commerce Holdings Bhd	9.02%

Malayan Banking Bhd	8.18

IOI Corp. Bhd	7.37

Sime Darby Bhd	6.98

Genting Bhd	5.56

Public Bank Bhd	4.61

Tenaga Nasional Bhd	4.40

MISC Bhd	4.10

Resorts World Bhd	3.38

DiGi.Com Bhd	2.99

TOTAL	56.59%

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (9.86)%, while the total return for the Index was (9.64)%.

The Malaysian stock market fell for the reporting period, mirroring the general decline in equity markets worldwide. Malaysian equities declined despite a 6.3% annualized growth rate for the Malaysian economy in the second quarter of 2008, matching the 6.3% growth rate for all of 2007. Much of the economic strength derived from robust export growth – Malaysia is the world’s leading producer and exporter of palm oil, whose prices soared to record highs in March 2008, as well as energy and metals. However, healthy domestic consumption also contributed to the strength in the Malaysian economy, which led to an increase in the inflation rate during the reporting period. Malaysian inflation rose by 7.7% for the 12 months ended June 30, 2008 – well above the 1.7% inflation rate for the previous 12 months.

The strong economy helped the Malaysian stock market advance for much of the reporting period, but the market fell sharply in the last few months, leading to the overall decline. Global economic activity began to weaken as an economic slowdown in the U.S. spread to other regions of the world, dampening demand for Malaysian exports. In addition, prices for oil and other commodities eased after peaking in mid-2008, crimping profits for Malaysian energy and mining companies, as well as palm oil producers – the price of palm oil plunged by more than 40% from its all-time high in March through the end of the reporting period.

Among the Fund’s ten largest holdings as of August 31, 2008, just three posted positive returns for the reporting period. The leading performer was commercial bank Public Bank Bhd, which performed well as it largely avoided the U.S. mortgage crisis. The other two positive performers were palm oil producer IOI Corp. Bhd and energy and industrial conglomerate MISC Bhd. On the downside, the two largest decliners among the top ten holdings were resort owner Resorts World Bhd and commercial bank Bumiputra-Commerce Holdings Bhd, the Fund’s largest holding as of August 31, 2008. Energy producer Tenaga Nasional Bhd and conglomerate Genting Bhd also declined notably during the reporting period.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.44)%	(8.13)%	(9.10)%	30.05%	30.11%	29.35%	22.45%	22.73%	23.51%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.44)%	(8.13)%	(9.10)%	271.98%	272.85%	262.04%	657.73%	675.15%	725.84%

Effective December 1, 2007, to broaden its coverage of the market, the Fund changed its underlying index from the MSCI Mexico IndexSM to the MSCI Mexico Investable Market IndexSM. Effective June 25, 2008, the Fund changed its name from the iShares MSCI Mexico Index Fund to the iShares MSCI Mexico Investable Market Index Fund.

Index performance reflects the performance of the MSCI Mexico IndexSM through November 30, 2007 and the MSCI Mexico Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Index performance reflects the performance of the MSCI Mexico IndexSM through November 30, 2007 and the MSCI Mexico Investable Market IndexSM thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Communications	46.04%

Industrial	13.53

Consumer Non-Cyclical	11.21

Consumer Cyclical	10.92

Basic Materials	7.78

Financial	6.22

Diversified	4.18

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
America Movil SAB de CV Series L	25.28%

Cemex SAB de CV Series CPO	9.59

Telefonos de Mexico SAB de CV Series L	6.20

Fomento Economico Mexicano SAB de CV BD Units	5.59

Grupo Televisa SA Series CPO	5.58

Wal-Mart de Mexico SAB de CV Series V	4.87

Carso Global Telecom SAB de CV Class A1	4.02

Grupo Mexico SA de CV Series B	3.88

Grupo Financiero Banorte SAB de CV Series O	3.74

Telmex Internacional SAB de CV Class L	3.58

TOTAL	72.33%

The iShares MSCI Mexico Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (8.44)%, while the total return for the Index was (9.10)%.

The Mexican stock market fell for the reporting period, mirroring the general decline in equity markets worldwide. The Mexican economy grew at a 2.7% annualized rate in the first half of 2008, down from 3.3% in 2007 and 4.8% in 2006. The decelerating economic activity reflected the sharp economic slowdown in the U.S., which consumes 80% of Mexico’s exports. In particular, declining output at Mexico’s state-owned oil company – the third-largest oil producer by volume in the world – was a notable drag on economic growth in the first half of 2008.

Inflation in Mexico also picked up, reaching its highest level in five years. Consumer prices rose by 5.6% for the reporting period, up from 4.0% for the previous 12 months. The increase was driven largely by surging energy and grain prices. In response, the Mexican central bank raised short-term interest rates four times during the reporting period, boosting rates from 7.25% to 8.25%.

Despite the challenging economic and inflationary environment, the Mexican stock market advanced for much of the reporting period. The overall decline in Mexican stocks resulted from a sharp drop in the last few months of the reporting period as the U.S. economy slowed, dampening demand for exports, and the prices of oil and other commodities eased, crimping profits for Mexico’s mining companies.

Among the Fund’s ten largest holdings as of August 31, 2008, performance was mixed during the reporting period. The leading performer was beverage maker Fomento Economico Mexicano SAB de CV, which benefited from growing demand domestically and increased market share internationally, most notably in the U.S. Other positive performers included telecommunication services providers Telefonos de Mexico SAB de CV and Carso Global Telecom SAB de CV. On the downside, the two largest decliners among the ten largest holdings were cement manufacturer Cemex SAB de CV and international telecommunications company Telmex Internacional SAB de CV. Wireless telecom provider America Movil SAB de CV, the Fund’s largest holding as of August 31, 2008, also declined for the reporting period.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.87)%	(11.35)%	(10.28)%	19.21%	18.67%	18.98%	17.68%	17.53%	17.56%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.87)%	(11.35)%	(10.28)%	140.73%	135.34%	138.40%	205.15%	202.46%	202.87%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	42.06%

Basic Materials	18.00

Consumer Non-Cyclical	8.92

Industrial	8.37

Communications	4.92

Energy	4.37

Consumer Cyclical	4.33

Diversified	4.09

Utilities	3.64

Technology	0.47

Short-Term and Other Net Assets	0.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	10.43%

Commonwealth Bank of Australia (Australia)	4.20

Westpac Banking Corp. (Australia)	3.32

National Australia Bank Ltd. (Australia)	3.01

Rio Tinto Ltd. (Australia)	2.74

Woolworths Ltd. (Australia)	2.58

Australia and New Zealand Banking Group Ltd. (Australia)	2.38

Westfield Group (Australia)	2.30

Woodside Petroleum Ltd. (Australia)	2.28

CSL Ltd. (Australia)	1.85

TOTAL	35.09%

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific ex-Japan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (9.87)%, while the total return for the Index was (10.28)%.

The Fund declined for the reporting period as the four markets comprising the Fund – Australia, Hong Kong, New Zealand, and Singapore – mirrored the equity markets worldwide. Much of the decline occurred in the last few months of the reporting period as a global economic slowdown that began in the U.S. spread to other regions of the world, leading to a broad decline in the global equity indexes.

The Australian economy grew by 2.7% for the 12 months ended June 30, 2008, lower than the 4.3% growth rate from the prior 12-month period. In particular, economic growth was just 0.3% in the second quarter of 2008, the weakest quarterly growth rate in more than three years, as consumer spending declined for the first time since 1993. A substantial portion of Australia’s economy is tied to commodity-based industries, such as mining and metals, and these industries struggled as global economic growth slowed and commodity prices eased late in the reporting period.

In Hong Kong, the economy grew by 4.2% for the 12 months ended June 30, 2008, below the 6.8% growth rate for all of 2007. The weaker growth resulted primarily from a 4.6% decline in exports, reflecting the global economic weakness that dampened demand for exported goods. In addition, Hong Kong’s close relationship and trade partnership with mainland China weighed on the market as China’s export-fueled economy slowed markedly in the first half of 2008 after growing by more than 11% in 2007.

The Singapore economy grew by 7.7% in 2007, but slowed to a 4.5% annualized growth rate in the first half of 2008. Exports comprise a significant part of Singapore’s economy, particularly electronics and chemicals, and the deceleration in economic activity worldwide hurt Singapore’s exports. At the same time, inflation increased notably, putting additional downward pressure on domestic consumption. These factors ultimately led to the overall decline in the Singapore stock market.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

The New Zealand equity market was the weakest performer among the four markets represented in the Fund. Weakness in many of the country’s trading partners, led by China and other emerging Asian economies, curtailed profit growth and led to a recession in the New Zealand economy. In addition, the “carry trade” – where investors borrowed at low interest rates in Japan and invested in the relatively high interest rates in New Zealand – collapsed as the New Zealand central bank lowered interest rates for the first time in five years in order to stimulate economic activity. The central bank’s actions sent the New Zealand dollar to a 17-month low against the U.S. dollar by the end of the period, further eroding New Zealand stock market returns.

The Fund’s ten largest holdings as of August 31, 2008, consisted of all Australian companies. The best performer was energy producer Woodside Petroleum Ltd., which benefited from a 56% increase in the price of crude oil. Mining company Rio Tinto Ltd. and biotechnology firm CSL Ltd. also generated robust results for the reporting period. On the downside, the weakest performers among the ten largest holdings were commercial banks – Australia and New Zealand Banking Group Ltd., National Australia Bank Ltd., and Commonwealth Bank of Australia. Like many global financial stocks, these three companies were hampered by concerns about credit conditions and exposure to mortgage-related investments, particularly in the U.S.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.55)%	(10.93)%	(9.38)%	20.36%	19.83%	20.22%	16.34%	16.77%	15.54%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.55)%	(10.93)%	(9.38)%	152.57%	147.06%	151.10%	354.40%	371.36%	323.94%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	50.11%

Communications	17.93

Industrial	10.74

Consumer Non-Cyclical	8.47

Diversified	6.43

Consumer Cyclical	5.63

Short-Term and Other Net Assets	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Singapore Telecommunications Ltd.	14.62%

United Overseas Bank Ltd.	12.92

DBS Group Holdings Ltd.	10.69

Oversea-Chinese Banking Corp.	10.50

Keppel Corp. Ltd.	4.75

Singapore Airlines Ltd.	4.30

Capital and Ltd.	3.85

Singapore Press Holdings Ltd.	3.31

Singapore Exchange Ltd.	2.78

City Developments Ltd.	2.72

TOTAL	70.44%

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (9.55)%, while the total return for the Index was (9.38)%.

The Singapore stock market fell for the reporting period, mirroring the general decline in equity markets worldwide. The Singapore economy grew by 7.7% in 2007, but slowed to a 4.5% annualized growth rate in the first half of 2008. The decelerating economic activity in Singapore reflected a global economic slowdown that began in the U.S. and spread to other regions of the world. Weaker global growth dampened demand for exports, which comprise a significant part of Singapore’s economy, particularly exports of electronics and chemicals.

At the same time, inflation increased notably in Singapore during the reporting period, putting additional downward pressure on domestic consumption. Consumer prices rose by 6.5% for the 12 months ended July 31, 2008, well above the 2.6% increase for the 12 months ended July 31, 2007. Much of the increase was driven by higher energy prices, rising housing costs, and an increase in electricity tariffs.

The performance of the Singapore stock market tracked the changing economic environment. Stocks advanced in late 2007 and early 2008 amid robust economic growth, then fell sharply over the last few months of the reporting period as economic activity waned, producing the overall decline in the Singapore market.

Among the Fund’s ten largest holdings as of August 31, 2008, performance was mixed for the reporting period. The top performers included telecommunication services company Singapore Telecommunications Ltd., the Fund’s largest holding, and Singapore Press Holdings Ltd., the largest newspaper publisher in Southeast Asia. The remaining positive performers were commercial banks – Oversea-Chinese Banking Corp., United Overseas Bank Ltd., and DBS Group Holdings Ltd., all of which produced modest gains. On the downside, the largest decliners included property developers CapitaLand Ltd. and City Developments Ltd., as well as stock exchange Singapore Exchange Ltd., each of which declined sharply.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.18)%	(7.84)%	(5.74)%	22.06%	21.87%	23.00%	23.72%	23.42%	25.01%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.18)%	(7.84)%	(5.74)%	170.92%	168.79%	181.58%	227.60%	223.23%	246.78%

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Basic Materials	26.15%

Communications	18.13

Financial	18.05

Energy	15.29

Diversified	8.31

Industrial	5.16

Consumer Cyclical	4.56

Consumer Non-Cyclical	4.17

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Sasol Ltd.	15.29%

MTN Group Ltd.	11.28

Impala Platinum Holdings Ltd.	7.01

Standard Bank Group Ltd.	6.18

Remgro Ltd.	5.15

Naspers Ltd.	4.45

Anglo Platinum Ltd.	4.17

Anglo Gold Ashanti Ltd.	3.47

FirstRand Ltd.	2.78

Gold Fields Ltd.	2.64

TOTAL	62.42%

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (6.18)%, while the total return for the Index was (5.74)%.

The South African stock market fell for the reporting period, mirroring the general decline in equity markets worldwide. The South African economy grew by 5.1% in 2007, but slowed to a 3.5% annualized growth rate in the first half of 2008. Part of the slowdown resulted from an electricity shortage that crimped manufacturing and mining activity – the major drivers of the South African economy – early in the year. However, the decelerating economic activity also reflected a global economic slowdown that began in the U.S. and spread to other regions of the world, curtailing exports in many developed nations.

Another dampening factor for economic growth in South Africa was inflation, which increased markedly during the reporting period. Consumer prices rose by 11.6% for the 12 months ended June 30, 2008, up from 6.4% for the previous 12 months. Soaring food and energy prices accounted for the bulk of the increase in the inflation rate. To combat inflation, the South African central bank raised short-term interest rates four times during the reporting period, boosting rates from 10% to 12%.

The performance of the South African stock market tracked the changing economic environment. Stocks advanced in late 2007 and early 2008 amid solid economic growth, then fell sharply over the last few months of the reporting period as economic activity waned, producing the overall decline in the South African market.

Among the Fund’s ten largest holdings as of August 31, 2008, performance was mostly negative for the reporting period. The top performer by a wide margin was energy producer Sasol Ltd., the Fund’s largest holding. Sasol benefited from a 56% increase in the price of crude oil, which provided a strong lift to the company’s profits. Wireless telecommunication services provider MTN Group Ltd. and electronic media company Naspers Ltd. also produced modest positive returns. On the downside, the largest decliners among the Fund’s top ten holdings included gold producers Gold Fields Ltd. and AngloGold Ashanti Ltd., as well as financial services company FirstRand Ltd.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.35)%	(31.46)%	(30.22)%	14.54%	14.23%	15.68%	10.24%	10.15%	10.81%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(30.35)%	(31.46)%	(30.22)%	97.11%	94.46%	107.18%	124.95%	123.35%	134.66%

Total returns for the period since inception are calculated from the inception date of the Fund (5/9/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the iShares MSCI South Korea Index Fund, the NAV of which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	19.71%

Technology	18.46

Industrial	18.02

Consumer Cyclical	13.33

Basic Materials	11.83

Communications	6.15

Consumer Non-Cyclical	4.85

Energy	3.04

Utilities	2.65

Diversified	1.87

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd.	14.58%

POSCO	7.36

Kookmin Bank	5.15

Shinhan Financial Group Ltd.	4.29

Hyundai Motor Co. Ltd.	2.81

KT&G Corp.	2.63

Hyundai Heavy Industries Co. Ltd.	2.52

LG Electronics Inc.	2.44

Korea Electric Power Corp.	2.18

Shinsegae Co. Ltd.	2.07

TOTAL	46.03%

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (30.35)%, while the total return for the Index was (30.22)%.

The South Korean stock market fell sharply for the reporting period. The South Korean economy grew by 5.0% in 2007, but slowed to a 3.2% annualized growth rate in the first half of 2008. The main culprit was a slump in domestic demand as a 10-year high inflation rate crimped consumer spending, leading to the first decline in private consumption in more than four years. Inflation rose by 5.9% for the 12 months ended July 31, 2008, its highest 12-month increase in 10 years and well above the South Korean central bank’s target of 2.5% to 3.5%. As a result, the Bank of Korea, South Korea’s central bank, raised short-term interest rates to 5.25% in August 2008, its highest level since February 2001.

One of the few bright spots in the South Korean economy was exports, which experienced positive growth during the reporting period. However, decelerating economic activity in South Korea also reflected a global economic slowdown that began in the U.S. and spread to other regions of the world. Weaker global growth late in the reporting period dampened demand for exports, which comprise 40% of South Korea’s Gross Domestic Product. In particular, economic activity grew increasingly sluggish in China and the U.S., two of South Korea’s biggest trading partners.

The combination of slower economic growth and rising inflation put significant downward pressure on South Korea’s stock market, particularly over the last six months. Hampering returns further was weakness in the South Korean currency, which fell by 15% versus the U.S. dollar during the reporting period.

Among the Fund’s ten largest holdings as of August 31, 2008, just two advanced for the reporting period – LG Electronics Inc., which manufactures appliances and consumer electronics, and KT&G Corp., a tobacco company. Among the remaining top ten holdings, some of the larger decliners came from the manufacturing sector, including shipbuilder Hyundai Heavy Industries Co. Ltd. and steelmaker POSCO, as well as electric utility Korea Electric Power Corp. Financial stocks Kookmin Bank and Shinhan Financial Group Ltd. also declined sharply during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.69)%	(16.67)%	(15.07)%	5.39%	4.59%	6.28%	(3.41)%	(3.52)%	(2.52)%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.69)%	(16.67)%	(15.07)%	30.03%	25.14%	35.58%	(24.78)%	(25.43)%	(18.85)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/20/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the iShares MSCI Taiwan Index Fund, the NAV of which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Technology	35.54%

Industrial	23.51

Financial	16.57

Basic Materials	11.25

Communications	6.06

Consumer Cyclical	3.38

Energy	1.18

Consumer Non-Cyclical	1.13

Short-Term and Other Net Assets	1.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.23%

Hon Hai Precision Industry Co. Ltd.	8.11

HTC Corp.	3.72

Chunghwa Telecom Co. Ltd.	3.71

Cathay Financial Holding Co. Ltd.	3.60

China Steel Corp.	3.47

MediaTek Inc.	3.24

ASUSTeK Computer Inc.	2.72

AU Optronics Corp.	2.71

Formosa Plastics Corp.	2.46

TOTAL	45.97%

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (15.69)%, while the total return for the Index was (15.07)%.

The Taiwanese stock market fell for the reporting period. The Taiwan economy grew by 5.7% in 2007, but slowed to a 4.3% annualized growth rate in the second quarter of 2008. The main culprit was a decline in domestic demand as rising inflation crimped consumer spending and private investment. Inflation rose by 5.9% for the 12 months ended July 31, 2008, prompting Taiwan’s central bank to raise its discount rate four times during the reporting period. The central bank has enacted 16 rate hikes in the past four years, lifting the discount rate to a seven-year high of 3.625% as of the end of the reporting period.

One of the few bright spots in the Taiwanese economy was exports, which continued to exhibit robust growth during the reporting period. However, a global economic slowdown that began in the U.S. and spread to other regions of the world dampened demand for exports late in the reporting period. In particular, economic activity grew increasingly sluggish in China, Taiwan’s biggest trading partner.

The combination of slower economic growth, rising inflation, and global challenges to export growth put downward pressure on Taiwan’s stock market, particularly over the last six months of the reporting period.

Among the Fund’s ten largest holdings as of August 31, 2008, performance was mixed for the reporting period. The leading positive performer by far was wireless devices manufacturer HTC Corp., which benefited from an emphasis on high-end mobile devices and international expansion. Other positive performers included Chunghwa Telecom Co. Ltd. and chipmaker Taiwan Semiconductor Manufacturing Co. Ltd., the Fund’s largest holding. On the downside, the biggest decliners among the Fund’s top ten holdings included electronics manufacturer Hon Hai Precision Industry Co. Ltd. and fabless semiconductor manufacturer MediaTek Inc.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2008

Cumulative Total Returns

Inception to 8/31/08

NAV	MARKET	INDEX
(22.39)%	(22.95)%	(22.43)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of 8/31/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	34.76%

Energy	29.09

Communications	8.55

Industrial	8.42

Consumer Cyclical	6.96

Basic Materials	5.11

Consumer Non-Cyclical	3.89

Utilities	2.04

Technology	0.53

Short-Term and Other Net Assets	0.65

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
PTT PCL NVDR	12.07%

Bangkok Bank PCL NVDR	10.80

PTT Exploration & Production PCL NVDR	9.77

Kasikornbank PCL NVDR	7.70

Advanced Info Service PCL NVDR	4.67

Siam Commercial Bank PCL NVDR	4.26

Banpu PCL NVDR	4.05

Siam Cement PCL NVDR	3.87

Bank of Ayudhya PCL NVDR	3.67

Thai Oil PCL NVDR	3.20

TOTAL	64.06%

The iShares MSCI Thailand Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market IndexSM (the “Index”). The Index is a free float adjusted market capitalization index designed to measure broad based equity market performance in Thailand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 26, 2008 (inception date of the Fund) through August 31, 2008 (the “reporting period”), the total return of the Fund was (22.39)%, while the total return of the Index was (22.43)%.

The Thailand stock market fell sharply for the reporting period despite some improving economic conditions. The Thai economy grew at a 5.7% annualized rate in the first half of 2008, up from a 4.8% growth rate in 2007. The increase was driven by strength in agriculture and

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

manufacturing, as well as robust growth in exports, particularly to Japan and emerging Asian economies. Consumer spending also increased sharply in the first half of 2008.

However, the difficulty facing the Thai stock market was the inflation rate, which increased substantially during the reporting period. Consumer prices in Thailand rose by 9.2% for the 12 months ended July 31, 2008, its highest 12-month increase in a decade. As a result, Thailand’s central bank raised short-term interest rates in July and August 2008, boosting rates to an 18-month high of 3.75%.

The rapid inflation increase put downward pressure on the Thai stock market, which slid by more than 20% for the reporting period. The Thai currency also declined notably versus the U.S. dollar, further hurting returns for U.S. investors. However, stocks in Thailand recovered a little ground in August 2008 as declining oil and commodity prices eased the 12-month inflation rate back to 6.4%. Unfortunately, this rate remained well above the central bank’s target of 3.5% or less.

Each of the Fund’s ten largest holdings as of August 31, 2008 declined for the reporting period. The weaker performers included several banks – Kasikornbank PCL, Siam Commercial Bank PCL and Bangkok Bank PCL – as well as Thailand’s major refiner Thai Oil PCL and oil and gas company PTT PCL (the Fund’s largest holding). The only stock among the Fund’s ten largest holdings to decline by less than 10% for the reporting period was oil exploration firm PTT Exploration & Production PCL.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	33

Management’s Discussion of Fund Performance

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2008

Cumulative Total Returns

Inception to 8/31/08

NAV	MARKET	INDEX
4.22%	4.28%	4.51%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of 8/31/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets

Financial	41.55%

Communications	12.07

Consumer Non-Cyclical	10.84

Diversified	8.39

Basic Materials	8.25

Industrial	7.33

Consumer Cyclical	5.98

Energy	4.61

Utilities	0.86

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Turkiye Garanti Bankasi AS	10.61%

Akbank TAS	7.84

Turkiye Is Bankasi AS	7.74

Turkcell Iletisim Hizmetleri AS	7.57

Eregli Demir ve Celik Fabrikalari TAS	6.32

Tupras-Turkiye Petrol Rafinerileri AS	4.61

Anadolu Efes Biracilik ve Malt Sanayii AS	3.96

Enka Insaat ve Sanayi AS	3.48

Yapi ve Kredi Bankasi AS	3.38

Turk Telekomunikasyon AS	3.25

TOTAL	58.76%

The iShares MSCI Turkey Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market IndexSM (the “Index”). The Index is a free float adjusted market capitalization index designed to measure broad based equity market performance in Turkey. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 26, 2008 (inception date of the Fund) through August 31, 2008 (the “reporting period”), the total return for the Fund was 4.22%, while the total return for the Index was 4.51%.

The Turkish stock market advanced for the reporting period despite significantly weaker economic conditions. The Turkish economy grew by 1.9% for the 12 months ended June 30, 2008, its slowest growth rate in six years. Despite continued strength in exports, economic

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

activity decelerated as agriculture, manufacturing, and construction experienced slowdowns. Turkey’s inflation rate reached 12.1% for the 12 months ended July 31, 2008, up from a 37-year low of 6.9% a year earlier and Turkey’s central bank raised its overnight lending rate three times during reporting period. Cumulatively, these increases boosted the overnight lending rate from 15.25% to 16.75%.

Turkey’s political environment may also have had a significant impact on its securities market. Turkey’s ruling Justice and Development Party was the subject of a lawsuit seeking to disban the party for promoting an Islamic agenda, violating the Turkish Republic’s secular principles. However, in its July 2008 ruling, the country’s Constitutional Court declined to close the party, and the Turkish stock market then advanced, rallying into early August, which may reflect a perception that the court’s ruling averted a potential constitutional crisis. Although, some of these gains were reversed by the end of the reporting period, the Turkish market posted positive results overall.

Seven of the Fund’s ten largest holdings as of August 31, 2008 advanced for the reporting period. The leading performers included metals producer Eregli Demir ve Celik Fabrikalari TAS and oil producer Tupras-Turkiye Petrol Rafinerileri AS, both of which benefited from generally higher commodity prices during the reporting period. Two banking stocks - Yapi ve Kredi Bankasi AS and Turkiye Is Bankasi AS - also generated strong returns. The three decliners among the Fund’s ten largest holdings were wireless services provider Turkcell Iletisim Hizmetleri AS, construction company Enka Insaat ve Sanayi AS, and telecom services provider Turk Telekomunikasyon AS.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	35

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/08)[a]	Ending Account Value (8/31/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (3/1/08 to 8/31/08)
Australia
Actual	$1,000.00	$ 878.00	0.52%	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Brazil
Actual	1,000.00	882.30	0.63	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.63	3.20
BRIC
Actual	1,000.00	825.60	0.72	3.30
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.72	3.66
Canada
Actual	1,000.00	954.70	0.52	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Chile Investable Market
Actual	1,000.00	927.50	0.63	3.05
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.63	3.20

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (3/1/08)[a]	Ending Account Value (8/31/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (3/1/08 to 8/31/08)
Hong Kong
Actual	$1,000.00	$ 841.30	0.52%	$2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Israel Capped Investable Market
Actual	1,000.00	966.00	0.63	2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.63	3.20
Japan Small Cap
Actual	1,000.00	904.30	0.53	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Malaysia
Actual	1,000.00	751.10	0.52	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Mexico Investable Market
Actual	1,000.00	940.40	0.52	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
Pacific ex-Japan
Actual	1,000.00	874.80	0.50	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
Singapore
Actual	1,000.00	921.20	0.52	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64
South Africa
Actual	1,000.00	943.60	0.63	3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.63	3.20
South Korea
Actual	1,000.00	748.90	0.63	2.77
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.63	3.20
Taiwan
Actual	1,000.00	841.70	0.80	3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.80	4.06
Thailand Investable Market
Actual	1,000.00	776.10	0.63	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.63	3.20
Turkey Investable Market
Actual	1,000.00	1,042.20	0.63	2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.63	3.20

[a]

Account values are based on a start date of March 26, 2008 (commencement of operations) for the iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund.

[b]

Except for the actual expenses for the iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund, which commenced operations on March 26, 2008, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (158 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	37

Schedule of Investments

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.83%

AIRLINES – 0.36%
Qantas Airways Ltd.	1,300,453	$3,785,431

		3,785,431

APPAREL – 0.24%
Billabong International Ltd.	234,768	2,589,954

		2,589,954

BANKS – 23.18%
Australia and New Zealand Banking Group Ltd.	2,694,462	38,543,018
Bendigo and Adelaide Bank Ltd.	377,468	3,761,123
Commonwealth Bank of Australia	1,855,936	67,769,280
National Australia Bank Ltd.	2,287,523	48,265,363
St. George Bank Ltd.	786,006	20,564,476
Suncorp-Metway Ltd.	1,338,582	13,164,826
Westpac Banking Corp.	2,633,356	53,407,778

		245,475,864

BEVERAGES – 2.06%
Coca-Cola Amatil Ltd.	775,503	5,710,230
Foster’s Group Ltd.	2,688,262	12,941,584
Lion Nathan Ltd.	411,639	3,165,716

		21,817,530

BIOTECHNOLOGY – 0.52%
Sonic Healthcare Ltd.	442,621	5,519,562

		5,519,562

BUILDING MATERIALS – 0.96%
Boral Ltd.	812,893	4,515,409
CSR Ltd.	1,389,460	3,182,964
James Hardie Industries NV	607,130	2,441,758

		10,140,131

CHEMICALS – 1.10%
Incitec Pivot Ltd.	84,840	11,662,509

		11,662,509

COMMERCIAL SERVICES – 1.93%
Brambles Ltd.	1,941,454	12,874,247
Transurban Group	1,623,687	7,592,874

		20,467,121

COMPUTERS – 0.48%
Computershare Ltd.	659,337	5,138,780

		5,138,780

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 2.34%
ASX Ltd.	240,075	$7,310,772
Babcock & Brown Ltd.	373,531	797,779
Macquarie Group Ltd.[a]	385,164	14,608,211
Perpetual Ltd.[a]	53,071	2,049,401

		24,766,163

ELECTRIC – 0.77%
AGL Energy Ltd.	621,087	8,210,410

		8,210,410

ENGINEERING & CONSTRUCTION – 1.76%
Boart Longyear Group	2,013,885	3,408,013
Leighton Holdings Ltd.[a]	208,102	8,335,403
Leighton Holdings Ltd. Entitlement[b]	14,450	138,879
WorleyParsons Ltd.	211,070	6,736,525

		18,618,820

ENTERTAINMENT – 1.07%
Aristocrat Leisure Ltd.	450,171	2,287,355
Tabcorp Holdings Ltd.	733,135	5,404,577
Tatts Group Ltd.	1,590,133	3,601,581

		11,293,513

FOOD – 4.50%
Goodman Fielder Ltd.	1,861,045	2,372,043
Metcash Ltd.	1,078,187	3,658,427
Woolworths Ltd.	1,704,606	41,632,670

		47,663,140

HEALTH CARE - PRODUCTS – 0.35%
Cochlear Ltd.	78,455	3,719,478

		3,719,478

INSURANCE – 5.26%
AMP Ltd.	2,629,119	15,758,813
AXA Asia Pacific Holdings Ltd.	1,183,680	5,290,609
Insurance Australia Group Ltd.	2,631,305	8,996,337
QBE Insurance Group Ltd.	1,243,980	25,658,008

		55,703,767

INVESTMENT COMPANIES – 0.85%
Macquarie Airports	972,900	2,681,157
Macquarie Infrastructure Group	3,349,868	6,317,945

		8,999,102

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2008

Security	Shares	Value
IRON & STEEL – 1.45%
BlueScope Steel Ltd.	1,064,591	$8,462,302
OneSteel Ltd.	1,174,319	6,917,453

		15,379,755

LODGING – 0.47%
Crown Ltd.	630,843	4,971,030

		4,971,030

MANUFACTURING – 3.80%
Orica Ltd.	496,832	10,662,563
Wesfarmers Ltd.	906,620	24,048,059
Wesfarmers Ltd. Partially Protected	202,248	5,502,219

		40,212,841

MEDIA – 0.44%
John Fairfax Holdings Ltd.	1,919,943	4,662,743

		4,662,743

METAL FABRICATE & HARDWARE – 0.60%
Sims Group Ltd.	214,932	6,367,421

		6,367,421

MINING – 24.02%
Alumina Ltd.	1,591,757	5,963,072
BHP Billiton Ltd.	4,701,612	167,629,770
Fortescue Metals Group Ltd.[c]	1,770,525	11,664,537
Newcrest Mining Ltd.	635,053	14,985,269
OZ Minerals Ltd.	4,148,776	6,252,620
Paladin Energy Ltd.[c]	778,015	3,906,255
Rio Tinto Ltd.	400,399	43,965,011

		254,366,534

OIL & GAS – 6.63%
Caltex Australia Ltd.	190,828	2,062,480
Origin Energy Ltd.	1,230,724	17,117,377
Santos Ltd.	834,144	14,439,133
Woodside Petroleum Ltd.	675,057	36,654,690

		70,273,680

PACKAGING & CONTAINERS – 0.53%
Amcor Ltd.	1,176,003	5,570,256

		5,570,256

PHARMACEUTICALS – 2.80%
CSL Ltd.	837,814	29,618,618

		29,618,618

REAL ESTATE – 6.94%
CFS Retail Property Trust[a]	2,059,459	3,830,989
Dexus Property Group	4,133,381	5,268,308

Security	Shares	Value
Goodman Group	2,162,976	$5,923,561
GPT Group	3,080,726	4,616,431
Lend Lease Corp. Ltd.	508,962	4,229,769
Mirvac Group	1,472,750	3,665,480
Stockland Corp. Ltd.	2,054,103	9,322,596
Westfield Group	2,457,860	36,597,899

		73,455,033

REAL ESTATE INVESTMENT TRUSTS – 0.24%
Macquarie Office Trust	2,852,616	2,554,940

		2,554,940

RETAIL – 0.22%
Harvey Norman Holdings Ltd.	745,911	2,383,224

		2,383,224

TELECOMMUNICATIONS – 2.16%
Telstra Corp. Ltd.	6,102,783	22,862,368

		22,862,368

TRANSPORTATION – 0.80%
Asciano Group	782,735	3,303,048
Toll Holdings Ltd.	859,828	5,153,768

		8,456,816

TOTAL COMMON STOCKS (Cost: $1,243,314,855)		1,046,706,534

SHORT-TERM INVESTMENTS – 1.82%

MONEY MARKET FUNDS – 1.82%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[d,e]	35,568	35,568
BGI Cash Premier Fund LLC 2.63%[d,e,f]	19,242,020	19,242,020

		19,277,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,277,588)		19,277,588

TOTAL INVESTMENTS IN SECURITIES – 100.65% (Cost: $1,262,592,443)		1,065,984,122

Other Assets, Less Liabilities – (0.65)%		(6,891,876)

NET ASSETS – 100.00%		$1,059,092,246

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2008

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 43.10%

AEROSPACE & DEFENSE – 0.93%
Empresa Brasileira de Aeronautica SA	7,908,032	$67,014,756

		67,014,756

AGRICULTURE – 0.64%
Souza Cruz SA	1,779,300	46,477,671

		46,477,671

BANKS – 4.63%
Banco do Brasil SA	5,833,760	85,039,921
Unibanco - Uniao de Bancos Brasileiros SA Units	21,153,920	250,295,463

		335,335,384

COMMERCIAL SERVICES – 0.77%
Companhia de Concessoes Rodoviarias	2,174,700	39,736,246
Localiza Rent A Car SA	1,581,600	15,893,529

		55,629,775

COSMETICS & PERSONAL CARE – 0.44%
Natura Cosmeticos SA	2,767,800	32,189,243

		32,189,243

DIVERSIFIED FINANCIAL SERVICES – 2.45%
BM&F Bovespa SA	12,652,800	96,446,588
Redecard SA	4,547,100	80,883,770

		177,330,358

ELECTRIC – 2.58%
Centrais Eletricas Brasileiras SA	3,954,099	71,474,216
CPFL Energia SA	2,965,550	61,782,292
EDP Energias do Brasil SA	1,383,900	24,150,412
Tractebel Energia SA	2,372,400	29,291,581

		186,698,501

FOOD – 1.33%
Cosan SA Industria e Comercio[a]	1,186,290	18,877,421
JBS SA	6,919,587	28,110,822
Perdigao SA	1,977,075	49,438,989

		96,427,232

HOME BUILDERS – 0.38%
MRV Engenharia e Participacoes SA	1,383,949	27,305,856

		27,305,856

Security	Shares	Value
INTERNET – 0.39%
B2W - Companhia Global do Varejo	790,830	$28,178,165

		28,178,165

IRON & STEEL – 5.02%
Anglo Ferrous Brazil SAa	2,174,700	36,778,015
Companhia Siderurgica Nacional	6,524,127	225,865,916
Gerdau SA	2,863,000	44,664,203
MMX Mineracao e Metalicos SAa	2,174,700	21,307,263
Usinas Siderurgicas de Minas Gerais SA	1,013,100	34,825,313

		363,440,710

MINING – 7.60%
Companhia Vale do Rio Doce ADR[b]	20,732,903	550,458,575

		550,458,575

OIL & GAS – 11.49%
Petroleo Brasileiro SA	31,829,744	832,020,146

		832,020,146

REAL ESTATE – 0.96%
Cyrela Brazil Realty SA	3,360,900	42,196,594
Gafisa SA	1,929,485	27,594,473

		69,791,067

RETAIL – 0.59%
Lojas Renner SA	2,372,400	42,883,456

		42,883,456

TELECOMMUNICATIONS – 1.24%
Brasil Telecom Participacoes SA	1,046,482	34,433,875
GVT (Holding) SAa	1,186,203	27,111,135
Tele Norte Leste Participacoes SA	1,165,538	28,588,533

		90,133,543

TRANSPORTATION – 1.04%
ALL - America Latina Logistica SA	6,128,700	70,787,987
LLX Logistica SAa	2,174,700	4,543,950

		75,331,937

WATER – 0.62%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,977,000	44,688,438

		44,688,438

TOTAL COMMON STOCKS (Cost: $2,115,798,631)		3,121,334,813

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2008

Security	Shares	Value
PREFERRED STOCKS – 56.40%

AIRLINES – 0.29%
Gol Linhas Aereas Inteligentes SA	593,100	$5,327,724
Tam SA	790,825	15,661,436

		20,989,160

BANKS – 9.31%
Banco Bradesco SA	18,979,240	348,301,616
Banco do Estado do Rio Grande do Sul SA	2,570,110	12,740,312
Banco Itau Holding Financeira SA	16,606,825	312,904,331

		673,946,259

BEVERAGES – 2.67%
Companhia de Bebidas das Americas	3,144,091	193,269,123

		193,269,123

BUILDING MATERIALS – 0.28%
Duratex SA	1,186,200	20,286,055

		20,286,055

CHEMICALS – 1.54%
Braskem SA Class A	2,767,836	19,809,022
Fertilizantes Fosfatados SA	737,420	42,473,946
Ultrapar Participacoes SA	1,383,900	49,640,629

		111,923,597

ELECTRIC – 3.83%
Centrais Eletricas Brasileiras SA Class B	3,749,000	57,521,422
Companhia Energetica de Minas Gerais	5,034,586	108,558,261
Companhia Energetica de Sao Paulo Class B	2,570,170	41,135,319
Companhia Paranaense de Energia Class B	1,977,000	33,919,118
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	1,977,020	36,584,561

		277,718,681

FOOD – 1.00%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	988,928	20,554,190

Security	Shares	Value
Sadia SA	7,908,000	$52,186,985

		72,741,175

FOREST PRODUCTS & PAPER – 2.03%
Aracruz Celulose SA Class B	8,501,100	46,724,796
Klabin SA	9,885,000	30,345,496
Suzano Bahia Sul Papel e Celulose SA	2,174,785	27,584,589
Votorantim Celulose e Papel SA	1,977,100	42,316,240

		146,971,121

HOLDING COMPANIES - DIVERSIFIED – 1.46%
Itausa - Investimentos Itau SA	18,103,597	105,715,245

		105,715,245

INVESTMENT COMPANIES – 0.86%
Bradespar SA	3,115,600	62,235,637

		62,235,637

IRON & STEEL – 6.07%
Gerdau SA	10,280,546	193,390,173
Metalurgica Gerdau SA	3,954,190	100,550,787
Usinas Siderurgicas de Minas Gerais SA Class A	4,151,700	145,513,015

		439,453,975

MEDIA – 0.41%
Net Servicos de Comunicacao SAa	2,570,192	29,607,604

		29,607,604

MINING – 9.60%
Companhia Vale do Rio Doce Class A	29,852,700	695,099,633

		695,099,633

OIL & GAS – 12.90%
Petroleo Brasileiro SA	43,691,750	934,339,507

		934,339,507

RETAIL – 0.43%
Lojas Americanas SA	4,942,500	31,284,329

		31,284,329

TELECOMMUNICATIONS – 3.72%
Brasil Telecom Participacoes SA	3,321,630	42,761,916
Brasil Telecom SA	2,749,559	28,236,893
Tele Norte Leste Participacoes SA	4,151,739	96,543,195
Telemar Norte Leste SA Class A	790,880	41,191,667

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2008

Security	Shares	Value
TIM Participacoes SA	8,105,700	$17,830,553
Vivo Participacoes SAa	8,303,483	42,840,274

		269,404,498

TOTAL PREFERRED STOCKS (Cost: $2,744,967,416)		4,084,985,599

SHORT-TERM INVESTMENTS – 0.18%

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	9,354,357	9,354,357
BGI Cash Premier Fund LLC 2.63%[c,d,e]	3,430,000	3,430,000

		12,784,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,784,357)		12,784,357

TOTAL INVESTMENTS IN SECURITIES – 99.68% (Cost: $4,873,550,404)		7,219,104,769

Other Assets, Less Liabilities – 0.32%		23,155,233

NET ASSETS – 100.00%		$7,242,260,002

ADR – American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® MSCI BRIC INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 79.85%

BRAZIL – 14.64%
ALL - America Latina Logistica SA	51,100	$590,217
Anglo Ferrous Brazil SAa	14,600	246,912
B2W - Companhia Global do Varejo	7,300	260,107
Banco do Brasil SA	43,800	638,482
BM&F Bovespa SA	117,669	896,938
Brasil Telecom Participacoes SA	7,300	240,202
Centrais Eletricas Brasileiras SA	36,500	659,773
Companhia de Concessoes Rodoviarias	21,900	400,158
Companhia Siderurgica Nacional	43,800	1,516,360
Companhia Vale do Rio Doce	167,900	4,472,189
Cosan SA Industria e Comercio[a]	14,600	232,330
CPFL Energia SA	14,600	304,167
Cyrela Brazil Realty SA	29,200	366,610
Empresa Brasileira de Aeronautica SA	43,800	371,173
Gafisa SA	14,600	208,801
Gerdau SA	29,200	455,534
GVT (Holding) SAa	7,300	166,844
JBS SA	17,252	70,086
LLX Logistica SAa	14,600	30,506
Lojas Renner SA	7,300	131,955
MMX Mineracao e Metalicos SAa	14,600	143,048
MRV Engenharia e Participacoes SA	7,300	144,032
OGX Petroleo e Gas Participacoes SAa	1,300	459,063
Perdigao SA	21,900	547,634
Petroleo Brasileiro SA	262,800	6,869,515
Redecard SA	29,200	519,409
Souza Cruz SA	14,600	381,371
Tele Norte Leste Participacoes SA	7,300	179,056
Tractebel Energia SA	21,900	270,395
Unibanco - Uniao de Bancos Brasileiros SA Units	131,400	1,554,739
Usinas Siderurgicas de Minas Gerais SA	7,300	250,938

		23,578,544

CHINA – 32.18%
Agile Property Holdings Ltd.	292,000	217,744
Air China Ltd. Class Hb	438,000	226,723
Aluminum Corp. of China Ltd. Class Hb	438,000	393,960
Angang New Steel Co. Ltd. Class H	146,000	200,534

Security	Shares	Value
Anhui Conch Cement Co. Ltd. Class Ha,b	38,000	$198,648
Bank of China Ltd. Class Hb	2,555,000	1,109,766
Bank of Communications Co. Ltd. Class H	803,000	933,177
Beijing Capital International Airport Co. Ltd. Class H	146,000	115,981
Belle International Holdings Ltd.[b]	365,000	369,455
BYD Co. Ltd. Class Hb	109,500	126,410
Chaoda Modern Agriculture (Holdings) Ltd.	292,150	311,437
China Agri-Industries Holdings Ltd.[a]	292,000	198,290
China CITIC Bank Class H	584,000	337,466
China Coal Energy Co. Class H	438,000	743,024
China Communications Construction Co. Ltd. Class H	584,000	999,678
China Construction Bank Class H	3,431,000	2,813,466
China COSCO Holdings Co. Ltd. Class H	365,000	703,367
China Everbright Ltd.[b]	146,000	265,633
China High Speed Transmission Equipment Group Co. Ltd.	73,000	143,292
China Life Insurance Co. Ltd. Class H	876,000	3,350,344
China Mengniu Dairy Co. Ltd.	146,000	444,281
China Merchants Bank Co. Ltd. Class H	365,000	1,234,633
China Merchants Holdings (International) Co. Ltd.	146,000	544,361
China Mobile Ltd.	730,000	8,380,538
China National Building Material Co. Ltd. Class H	146,000	228,594
China Netcom Group Corp. (Hong Kong) Ltd.	161,000	379,976
China Oilfield Services Ltd. Class H	292,000	392,838
China Overseas Land & Investment Ltd.	584,000	980,224
China Petroleum & Chemical Corp. Class H	1,898,000	1,828,753
China Railway Construction Corp. Class Ha	182,500	252,539
China Railway Group Ltd. Class Ha	438,000	339,524
China Resources Enterprises Ltd.	146,000	399,385

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRIC INDEX FUND

August 31, 2008

Security	Shares	Value
China Resources Land Ltd.	292,000	$345,697
China Resources Power Holdings Co. Ltd.	146,000	362,907
China Shenhua Energy Co. Ltd. Class H	401,500	1,388,962
China Shipping Container Lines Co. Ltd. Class H	365,000	90,259
China Shipping Development Co. Ltd. Class H	146,000	349,439
China Telecom Corp. Ltd. Class H	1,180,000	603,248
China Unicom Ltd.	376,000	594,489
China Yurun Food Group Ltd.	146,000	250,668
CITIC Pacific Ltd.[b]	73,000	255,812
CITIC Resources Holdings Ltd.[a]	293,800	70,394
CNOOC Ltd.	1,898,000	2,932,814
Country Garden Holdings Co.[b]	438,000	196,980
Datang International Power Generation Co. Ltd. Class H	438,000	291,822
Denway Motors Ltd.	730,000	261,892
Dongfeng Motor Group Co. Ltd. Class H	438,000	186,879
Fosun International Ltd.	255,500	144,040
GOME Electrical Appliances Holdings Ltd.	876,000	362,533
Guangdong Investment Ltd.	438,000	149,840
Guangshen Railway Co. Ltd. Class H	146,000	66,034
Guangzhou Investment Co. Ltd.	876,000	117,851
Guangzhou R&F Properties Co. Ltd. Class Hb	146,000	256,280
Harbin Power Equipment Co. Ltd. Class H	146,000	182,202
Hengan International Group Co. Ltd. Class Hb	146,000	490,112
Hidili Industry International Development Ltd.	146,000	170,978
Huaneng Power International Inc. Class H	292,000	217,744
Industrial and Commercial Bank of China Class H	4,453,000	3,086,675
Jiangsu Expressway Co. Ltd. Class H	292,000	225,227
Jiangxi Copper Co. Ltd. Class H	219,000	351,870
KWG Property Holding Ltd.	146,000	67,344

Security	Shares	Value
Lenovo Group Ltd.	438,000	$297,434
Li Ning Co. Ltd.[b]	146,000	365,152
Maanshan Iron & Steel Co. Ltd. Class H	292,000	132,442
PetroChina Co. Ltd. Class H	2,336,000	3,005,021
PICC Property & Casualty Co. Ltd. Class Hb	438,000	250,855
Ping An Insurance (Group) Co. of China Ltd. Class H	182,500	1,349,210
Shanghai Electric Group Corp. Class Ha	438,000	182,389
Shanghai Industrial Holdings Ltd.	73,000	198,289
Shimao Property Holdings Ltd.	219,000	248,049
Shui On Land Ltd.	365,000	278,728
Sinofert Holdings Ltd.	292,000	191,181
Sino-Ocean Land Holdings Ltd.	474,500	235,890
Soho China Ltd.	109,500	57,523
Tencent Holdings Ltd.	73,000	626,670
Tingyi (Cayman Islands) Holding Corp.	146,000	175,280
Yanzhou Coal Mining Co. Ltd. Class H	292,000	511,811
Zhejiang Expressway Co. Ltd. Class H	292,000	197,167
Zijin Mining Group Co. Ltd. Class H	438,000	299,679

		51,837,803

INDIA – 13.90%
Ambuja Cements Ltd. SP GDR[c]	269,662	469,212
Dr. Reddy’s Laboratories Ltd. ADR	99,937	1,365,139
HDFC Bank Ltd. ADR	24,528	2,219,539
Hindalco Industries Ltd. GDR[a,d]	332,004	966,132
ICICI Bank Ltd. SP ADR	81,395	2,524,873
Infosys Technologies Ltd. SP ADR	94,462	3,899,391
Mahanagar Telephone Nigam Ltd. ADR[b]	173,229	807,247
Reliance Industries Ltd. GDR[d]	57,889	5,574,711
Satyam Computer Services Ltd. ADR[b]	104,171	2,318,846
Tata Communications Ltd. ADR[b]	28,835	536,619
Wipro Ltd. ADR[b]	147,752	1,710,968

		22,392,677

RUSSIA – 19.13%
Comstar United Telesystems GDR[c]	33,434	230,695
JSC MMC Norilsk Nickel ADR	98,477	1,945,906
LUKOIL SP ADR	57,232	4,252,338
Mechel OAO ADR	19,199	524,901

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI BRIC INDEX FUND

August 31, 2008

Security	Shares	Value
Mobile TeleSystems SP ADR	21,900	$1,489,200
Novolipetsk Steel GDR[c]	10,658	410,013
OAO Gazprom SP ADR	275,794	10,755,966
OAO NOVATEK SP GDR[c]	11,169	804,168
OAO Rosneft Oil Co. GDR[c]	156,439	1,334,425
OAO Tatneft SP ADR[c]	7,957	823,550
OAO TMK GDR[c]	7,227	191,516
Pharmstandard GDR[a,c]	4,672	113,062
PIK Group GDR[c]	11,388	227,077
Polyus Gold SP ADR	16,060	255,996
Rostelecom SP ADR	7,300	501,875
Sberbank GDR[c]	10,512	2,901,805
Severstal GDR[c]	24,163	408,355
Sistema JSFC SP GDR[c]	12,775	318,992
Surgutneftegaz SP ADR	78,110	562,392
Uralkali SP GDR	20,294	872,642
Vimpel-Communications SP ADR	56,502	1,357,743
VTB Bank OJSC GDR[c]	72,197	400,693
Wimm-Bill-Dann Foods OJSC ADR[a]	1,898	131,949

		30,815,259

TOTAL COMMON STOCKS (Cost: $162,066,164)		128,624,283

PREFERRED STOCKS – 19.84%

BRAZIL – 19.84%
Aracruz Celulose SA Class B	36,500	200,616
Banco Bradesco SA	184,907	3,393,361
Banco do Estado do Rio Grande do Sul SA	7,300	36,187
Banco Itau Holding Financeira SA	146,000	2,750,919
Bradespar SA	36,500	729,105
Brasil Telecom Participacoes SA	24,421	314,390
Brasil Telecom SA	11,753	120,699
Braskem SA Class A	21,900	156,735
Centrais Eletricas Brasileiras SA Class B	21,900	336,015
Companhia de Bebidas das Americas	21,900	1,346,206
Companhia Energetica de Minas Gerais	29,523	636,590
Companhia Energetica de Sao Paulo Class B	21,900	350,507

Security	Shares	Value
Companhia Paranaense de Energia Class B	14,600	$250,490
Companhia Vale do Rio Doce Class A	233,600	5,439,216
Duratex SA	7,300	124,843
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	7,300	135,086
Fertilizantes Fosfatados SA	1,680	96,765
Gerdau SA	73,000	1,373,223
Gol Linhas Aereas Inteligentes SA	7,300	65,575
Itausa - Investimentos Itau SA	242,051	1,413,447
Klabin SA	73,000	224,099
Lojas Americanas SA	43,800	277,239
Metalurgica Gerdau SA	21,900	556,893
Net Servicos de Comunicacao SAa	21,900	252,279
Petroleo Brasileiro SA	372,300	7,961,563
Sadia SA	73,000	481,746
Tam SA	7,300	144,569
Tele Norte Leste Participacoes SA	29,200	679,007
Telemar Norte Leste SA Class A	7,300	380,208
TIM Participacoes SA	65,700	144,524
Usinas Siderurgicas de Minas Gerais SA Class A	31,350	1,098,787
Vivo Participacoes SAa	65,700	338,967
Votorantim Celulose e Papel SA	7,300	156,243

		31,966,099

TOTAL PREFERRED STOCKS (Cost: $37,084,988)		31,966,099

SHORT-TERM INVESTMENTS – 2.58%

MONEY MARKET FUNDS – 2.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[e,f]	101,802	101,802
BGI Cash Premier Fund LLC 2.63%[e,f,g]	4,059,736	4,059,736

		4,161,538

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,161,538)		4,161,538

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRIC INDEX FUND

August 31, 2008

Value

TOTAL INVESTMENTS IN SECURITIES – 102.27% (Cost: $203,312,690)	$164,751,920

Other Assets, Less Liabilities – (2.27)%	(3,660,373)

NET ASSETS – 100.00%	$161,091,547

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® MSCI CANADA INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.72%

ADVERTISING – 0.27%
Groupe Aeroplan Inc.	361,388	$5,660,273

		5,660,273

AEROSPACE & DEFENSE – 0.23%
CAE Inc.	460,362	4,864,891

		4,864,891

AIRLINES – 0.01%
Jazz Air Income Fund[a]	20,078	112,339

		112,339

APPAREL – 0.24%
Gildan Activewear Inc.[b]	208,146	4,894,087

		4,894,087

AUTO PARTS & EQUIPMENT – 0.43%
Magna International Inc. Class A	153,228	8,816,194

		8,816,194

BANKS – 17.91%
Bank of Montreal	911,232	40,005,307
Bank of Nova Scotia	1,787,208	82,712,226
Canadian Imperial Bank of Commerce	687,492	41,625,099
National Bank of Canada	286,794	13,535,346
Royal Bank of Canada	2,341,134	107,685,316
Toronto-Dominion Bank (The)	1,455,666	85,333,329

		370,896,623

CHEMICALS – 6.36%
Agrium Inc.	285,438	24,187,561
Methanex Corp.	176,284	4,487,562
NOVA Chemicals Corp.	150,516	4,374,103
Potash Corp. of Saskatchewan Inc.	566,130	98,691,493

		131,740,719

COAL – 1.16%
Fording Canadian Coal Trust	269,166	23,987,101

		23,987,101

COMMERCIAL SERVICES – 0.23%
Ritchie Bros. Auctioneers Inc.	179,670	4,797,529

		4,797,529

COMPUTERS – 5.69%
CGI Group Inc.[b]	524,094	5,731,235
Research In Motion Ltd.[b]	919,368	112,222,143

		117,953,378

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 0.79%
CI Financial Income Fund	113,420	$2,488,102
IGM Financial Inc.	215,604	9,030,204
TMX Group Inc.	147,126	4,807,259

		16,325,565

ELECTRIC – 0.96%
Fortis Inc.	284,760	7,007,162
TransAlta Corp.	364,764	12,785,755

		19,792,917

ENGINEERING & CONSTRUCTION – 0.66%
SNC-Lavalin Group Inc.	273,234	13,663,634

		13,663,634

FOOD – 1.05%
George Weston Ltd.	94,242	4,190,806
Loblaw Companies Ltd.	199,332	5,696,812
Metro Inc. Class A	184,416	5,133,058
Saputo Inc.	259,674	6,752,480

		21,773,156

FOREST PRODUCTS & PAPER – 0.26%
Sino-Forest Corp.[b]	282,048	5,322,414

		5,322,414

GAS – 0.17%
Canadian Utilities Ltd. Class A	88,818	3,611,885

		3,611,885

HAND & MACHINE TOOLS – 0.35%
Finning International Inc.	317,982	7,248,616

		7,248,616

HEALTH CARE - SERVICES – 0.16%
MDS Inc.[b]	222,384	3,413,868

		3,413,868

HOLDING COMPANIES - DIVERSIFIED – 1.80%
Brookfield Asset Management Inc. Class A	894,282	27,802,606
Onex Corp.	180,348	4,858,174
Sherritt International Corp.	520,704	4,691,912

		37,352,692

INSURANCE – 9.41%
Fairfax Financial Holdings Ltd.	31,648	6,957,573
Great-West Lifeco Inc.	486,804	14,743,981
ING Canada Inc.	56,274	2,123,848
Manulife Financial Corp.	2,716,068	97,664,152

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2008

Security	Shares	Value
Power Corp. of Canada	627,150	$19,456,236
Power Financial Corp.	447,480	14,621,156
Sun Life Financial Inc.	1,019,712	39,399,166

		194,966,112

IRON & STEEL – 0.19%
Gerdau Ameristeel Corp.	275,268	3,895,853

		3,895,853

MANUFACTURING – 0.98%
Bombardier Inc. Class B	2,596,740	20,213,337

		20,213,337

MEDIA – 3.26%
Astral Media Inc. Class A	94,242	2,955,705
Rogers Communications Inc. Class B	905,130	32,862,577
Shaw Communications Inc. Class B	630,540	13,623,971
Thomson Reuters Corp.	406,800	13,721,847
Yellow Pages Income Fund	465,786	4,421,198

		67,585,298

MINING – 11.34%
Agnico-Eagle Mines Ltd.	258,996	14,894,378
Barrick Gold Corp.	1,581,774	55,146,058
Cameco Corp.	623,760	18,797,844
Eldorado Gold Corp.[b]	625,794	4,983,442
First Quantum Minerals Ltd.	123,396	7,975,304
Goldcorp Inc.	1,289,556	43,948,448
Inmet Mining Corp.	78,648	4,745,520
Ivanhoe Mines Ltd.[b]	442,734	4,991,906
Kinross Gold Corp.	1,110,564	18,337,378
Lundin Mining Corp.[b]	603,420	2,892,271
Pan American Silver Corp.[b]	139,668	3,755,756
SilverWheaton Corp.[b]	404,088	4,689,609
Teck Cominco Ltd. Class B	797,328	33,372,147
Uranium One Inc.[b]	849,534	3,647,101
Yamana Gold Inc.	1,168,194	12,708,663

		234,885,825

OIL & GAS – 25.37%
Addax Petroleum Corp.	155,262	5,943,274
ARC Energy Trust	186,450	5,314,577
Canadian Natural Resources Ltd.	980,388	83,844,288

Security	Shares	Value
Canadian Oil Sands Trust	425,784	$20,673,534
EnCana Corp.	1,358,034	102,264,182
Enerplus Resources Fund	297,642	12,929,601
Ensign Resource Service Group	235,944	5,322,849
Harvest Energy Trust	259,182	5,318,874
Husky Energy Inc.	463,752	20,539,245
Imperial Oil Ltd.	569,520	29,345,178
Nexen Inc.	860,382	27,016,571
Niko Resources Ltd.	80,032	5,822,019
OPTI Canada Inc.[b]	352,996	6,411,448
Penn West Energy Trust	678,000	19,939,859
Petro-Canada	873,942	38,714,513
Precision Drilling Trust	113,425	2,412,228
Provident Energy Trust	459,006	4,911,193
Suncor Energy Inc.	1,676,016	96,147,354
Talisman Energy Inc.	1,840,092	32,588,127

		525,458,914

OIL & GAS SERVICES – 0.22%
Trican Well Service Ltd.	223,062	4,512,383

		4,512,383

PHARMACEUTICALS – 0.14%
Biovail Corp.	262,386	2,871,800

		2,871,800

PIPELINES – 3.19%
Enbridge Inc.	638,676	26,834,215
TransCanada Corp.	1,030,560	39,157,099

		65,991,314

REAL ESTATE – 0.40%
Brookfield Properties Corp.	393,240	8,285,181

		8,285,181

REAL ESTATE INVESTMENT TRUSTS – 0.18%
RioCan Real Estate Investment Trust	187,128	3,803,120

		3,803,120

RETAIL – 1.43%
Alimentation Couche-Tard Inc. Class B	249,504	3,060,388
Canadian Tire Corp. Ltd. Class A	141,702	7,215,792
Shoppers Drug Mart Corp.	369,510	19,314,860

		29,591,040

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2008

Security	Shares	Value
TELECOMMUNICATIONS – 1.85%
BCE Inc.	481,380	$18,272,319
Nortel Networks Corp.[b]	838,686	5,080,308
TELUS Corp.	111,158	4,473,170
TELUS Corp. NVS	265,776	10,529,730

		38,355,527

TRANSPORTATION – 3.03%
Canadian National Railway Co.	867,840	45,617,178
Canadian Pacific Railway Ltd.	279,336	17,073,535

		62,690,713

TOTAL COMMON STOCKS (Cost: $2,123,185,356)		2,065,334,298

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	198,232	198,232

		198,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $198,232)		198,232

TOTAL INVESTMENTS IN SECURITIES – 99.73% (Cost: $2,123,383,588)		2,065,532,530

Other Assets, Less Liabilities – 0.27%		5,528,365

NET ASSETS – 100.00%		$2,071,060,895

NVS – Non-Voting Shares

[a]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 91.51%

AIRLINES – 3.92%
LAN Airlines SA	250,751	$2,984,059

		2,984,059

BANKS – 8.21%
Banco de Credito e Inversiones	59,070	1,727,726
Banco Santander Chile SA	85,818,238	3,642,042
CorpBanca SA	160,956,765	879,373

		6,249,141

BEVERAGES – 4.63%
Coca-Cola Embonor SA Class B	41,212	43,021
Compania Cervecerias Unidas SA	248,478	1,730,861
Vina Concha y Toro SA	877,362	1,754,724

		3,528,606

BUILDING MATERIALS – 0.24%
SalfaCorp SA	124,111	179,204

		179,204

COMPUTERS – 0.82%
Sonda SA	445,982	626,550

		626,550

ELECTRIC – 26.97%
Almendral SA	14,406,375	1,321,170
Colbun SAa	10,890,124	2,284,270
Empresa Nacional de Electricidad SA	5,811,353	8,957,988
Enersis SA	23,157,480	7,975,210

		20,538,638

ENGINEERING & CONSTRUCTION – 0.16%
Socovesa SA	423,751	118,237

		118,237

FOOD – 7.93%
Centros Comerciales Sudamericanos SA	1,296,688	3,782,534
Distribucion y Servicio D&S SA	5,135,881	1,964,161
Empresas Iansa SA	4,126,907	157,024
Multiexport Foods SA	492,475	133,569

		6,037,288

FOREST PRODUCTS & PAPER – 8.62%
Empresas CMPC SA	177,335	5,501,710
Masisa SA	6,575,688	1,065,069

		6,566,779

Security	Shares	Value
HEALTH CARE - SERVICES – 0.67%
Banmedica SA	510,258	$512,747

		512,747

HOLDING COMPANIES - DIVERSIFIED – 11.74%
Empresas Copec SA	701,394	8,608,328
Sigdo Koppers SA	419,777	331,734

		8,940,062

IRON & STEEL – 4.88%
CAP SA	102,482	3,719,147

		3,719,147

METAL FABRICATE & HARDWARE – 0.90%
Cintac SA	38,676	19,244
Madeco SA	7,238,358	668,189

		687,433

REAL ESTATE – 0.94%
Parque Arauco SA	798,450	716,658

		716,658

RETAIL – 3.14%
Farmacias Ahumada SA	102,375	239,707
SACI Falabella SA	555,037	2,154,085

		2,393,792

TELECOMMUNICATIONS – 5.08%
Compania de Telecomunicaciones de Chile SA Class A	1,058,342	1,486,842
Empresa Nacional de Telecomunicaciones SA	179,710	2,384,445

		3,871,287

TRANSPORTATION – 1.40%
Compania SudAmericana de Vapores SA	792,605	1,067,117

		1,067,117

WATER – 1.26%
Inversiones Aguas Metropolitanas SAa	923,669	955,209

		955,209

TOTAL COMMON STOCKS (Cost: $80,225,982)		69,691,954

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
PREFERRED STOCKS – 8.38%

CHEMICALS – 8.38%
Sociedad Quimica y Minera de Chile SA Class B	166,159	$6,386,341

		6,386,341

TOTAL PREFERRED STOCKS
(Cost: $3,391,634)		6,386,341

RIGHTS – 0.01%

FOOD – 0.00%
Centros Comerciales Sudamericanos SA	21,563	42

		42

TRANSPORTATION – 0.01%
Compania SudAmericana de Vapores SAb	31,704	6,805

		6,805

TOTAL RIGHTS
(Cost: $0)		6,847

SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	119,715	119,715

		119,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,715)		119,715

TOTAL INVESTMENTS IN SECURITIES – 100.06% (Cost: $83,737,331)		76,204,857

Other Assets, Less Liabilities – (0.06)%		(46,678)

NET ASSETS – 100.00%		$76,158,179

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.63%

AIRLINES – 0.94%
Cathay Pacific Airways Ltd.[a]	8,442,000	$15,748,809

		15,748,809

APPAREL – 0.72%
Yue Yuen Industrial Holdings Ltd.[a]	4,341,000	12,097,345

		12,097,345

BANKS – 13.48%
Bank of East Asia Ltd.[a]	9,286,300	37,063,102
BOC Hong Kong (Holdings) Ltd.	23,919,000	53,631,763
CITIC International Financial Holdings Ltd.[b]	12,663,000	10,221,583
Hang Seng Bank Ltd.[a]	5,065,200	100,658,255
Wing Hang Bank Ltd.	1,407,000	16,062,488
Wing Lung Bank Ltd.[a]	422,600	8,067,831

		225,705,022

CHEMICALS – 0.95%
Kingboard Chemical Holdings Co. Ltd.	3,517,500	15,931,788

		15,931,788

DISTRIBUTION & WHOLESALE – 6.60%
Esprit Holdings Ltd.[a]	7,035,000	58,589,321
Li & Fung Ltd.[a]	16,885,000	52,030,398

		110,619,719

DIVERSIFIED FINANCIAL SERVICES – 5.41%
Hong Kong Exchanges and Clearing Ltd.[a]	6,927,500	90,535,251

		90,535,251

ELECTRIC – 10.58%
CLP Holdings Ltd.	14,070,200	114,476,146
Hongkong Electric Holdings Ltd.	9,849,000	62,780,710

		177,256,856

ENGINEERING & CONSTRUCTION – 2.66%
Cheung Kong Infrastructure Holdings Ltd.[a]	2,814,000	12,258,689
Hong Kong Aircraft Engineering Co. Ltd.	562,800	6,298,803
New World Development Co. Ltd.	16,884,800	25,960,806

		44,518,298

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.17%
Lee & Man Paper Manufacturing Ltd.	2,814,000	$2,830,315

		2,830,315

GAS – 3.74%
Hong Kong and China Gas Co. Ltd. (The)[a]	27,758,712	62,668,055

		62,668,055

HOLDING COMPANIES - DIVERSIFIED – 14.62%
C C Land Holdings Ltd.[a]	7,035,000	3,001,576
Hutchison Whampoa Ltd.	14,632,800	136,770,910
NWS Holdings Ltd.	5,628,000	12,489,440
Swire Pacific Ltd. Class A	5,628,000	56,606,297
Wharf Holdings Ltd. (The)	9,849,500	35,966,655

		244,834,878

LODGING – 0.97%
Shangri-La Asia Ltd.	8,444,000	16,293,493

		16,293,493

MEDIA – 0.47%
Television Broadcasts Ltd.	1,407,000	7,887,024

		7,887,024

MINING – 1.17%
Mongolia Energy Corp. Ltd.[b]	21,105,000	19,604,888

		19,604,888

REAL ESTATE – 28.83%
Cheung Kong (Holdings) Ltd.	9,849,000	141,587,855
Chinese Estates Holdings Ltd.[a]	7,035,000	9,897,088
Hang Lung Development Co. Ltd.	5,628,000	24,156,828
Hang Lung Properties Ltd.	14,070,000	45,068,708
Henderson Land Development Co. Ltd.	7,035,332	42,817,293
Hopewell Holdings Ltd.	4,221,000	16,197,694
Hysan Development Co. Ltd.	4,221,000	11,627,727
Kerry Properties Ltd.	4,221,000	20,335,001
Shun Tak Holdings Ltd.	8,443,000	4,932,904
Sino Land Co. Ltd.	11,256,000	19,931,185
Sun Hung Kai Properties Ltd.	9,648,000	133,011,922
Wheelock and Co. Ltd.[a]	5,628,000	13,441,292

		483,005,497

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2008

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.08%
Link REIT (The)[a]	14,773,500	$34,866,955

		34,866,955

RETAIL – 0.32%
Lifestyle International Holdings Ltd.	4,221,000	5,408,245

		5,408,245

SEMICONDUCTORS – 0.57%
ASM Pacific Technology Ltd.	1,407,000	9,554,566

		9,554,566

TELECOMMUNICATIONS – 2.37%
Foxconn International Holdings Ltd.[a,b]	14,070,000	10,564,105
Hutchison Telecommunications International Ltd.[b]	11,256,000	14,061,437
PCCW Ltd.	23,919,576	15,017,255

		39,642,797

TRANSPORTATION – 2.98%
MTR Corp. Ltd.[a]	9,145,583	29,646,465
Orient Overseas International Ltd.[a]	1,407,200	4,859,097
Pacific Basin Shipping Ltd.	11,256,000	15,431,526

		49,937,088

TOTAL COMMON STOCKS (Cost: $2,018,674,887)		1,668,946,889

SHORT-TERM INVESTMENTS – 19.81%

MONEY MARKET FUNDS – 19.81%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	984,713	984,713
BGI Cash Premier Fund LLC 2.63%[c,d,e]	330,869,554	330,869,554

		331,854,267

TOTAL SHORT-TERM INVESTMENTS
(Cost: $331,854,267)		331,854,267

Value
TOTAL INVESTMENTS IN SECURITIES – 119.44% (Cost: $2,350,529,154)	$2,000,801,156

Other Assets, Less Liabilities – (19.44)%	(325,616,758)

NET ASSETS – 100.00%	$1,675,184,398

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.79%

AEROSPACE & DEFENSE – 2.59%
Elbit Systems Ltd.	95,116	$5,297,770

		5,297,770

AIRLINES – 0.03%
El Al Israel Airlines Ltd.	127,930	54,819

		54,819

BANKS – 14.47%
Bank Hapoalim Ltd.	2,381,277	9,425,818
Bank Leumi le-Israel[a]	2,668,242	11,163,092
First International Bank of Israel Ltd.[b]	108,378	1,141,335
Israel Discount Bank Ltd. Class Aa,b	2,191,735	3,650,525
Mizrahi Tefahot Bank Ltd.	645,662	4,165,561

		29,546,331

CHEMICALS – 17.07%
Frutarom Industries Ltd.	128,102	1,262,073
Israel Chemicals Ltd.[a]	1,547,135	26,152,444
Makhteshim-Agan Industries Ltd.	1,085,963	7,434,540

		34,849,057

COMMERCIAL SERVICES – 0.16%
AL-ROV Israel Ltd.	13,100	252,773
Nitsba Holdings 1995 Ltd.[b]	9,352	74,405

		327,178

DIVERSIFIED FINANCIAL SERVICES – 0.36%
FIBI Holdings Ltd.[b]	43,528	708,564
Mivtach Shamir Holdings Ltd.	774	23,834

		732,398

ELECTRICAL COMPONENTS & EQUIPMENT – 0.20%
Electra (Israel) Ltd.[b]	3,576	407,822

		407,822

ELECTRONICS – 1.00%
Elron Electronic Industries Ltd.[b]	32,812	217,976
Ituran Location and Control Ltd.	57,206	680,179
Orbotech Ltd.[b]	105,230	1,136,484

		2,034,639

ENGINEERING & CONSTRUCTION – 0.38%
Housing & Construction Holdings Ltd.[b]	658,072	780,528

		780,528

Security	Shares	Value
FOOD – 1.69%
Blue Square-Israel Ltd.	29,076	$287,360
Osem Investment Ltd.[a]	138,806	1,779,313
Super-Sol Ltd.	298,356	1,393,645

		3,460,318

FOREST PRODUCTS & PAPER – 0.02%
American Israeli Paper Mills Ltd.[b]	516	34,540

		34,540

HEALTH CARE - PRODUCTS – 1.22%
Given Imaging Ltd.[b]	65,120	1,024,338
Syneron Medical Ltd.[b]	89,590	1,479,131

		2,503,469

HOLDING COMPANIES - DIVERSIFIED – 0.58%
Clal Industries and Investments Ltd.	196,356	776,684
Elco Holdings Ltd.[b]	30,268	400,361

		1,177,045

HOME BUILDERS – 0.28%
Bayside Land Corp. Ltd.	86	16,650
Property & Building Corp. Ltd.	7,828	553,551

		570,201

INSURANCE – 1.58%
Clal Insurance Enterprise Holdings Ltd.[a]	37,580	657,478
Harel Insurance Investments & Finances Ltd.[a]	36,388	1,605,398
Menorah Mivtachim Holdings Ltd. Class L	57,980	425,519
Phoenix Holdings Ltd.	202,390	531,249

		3,219,644

INTERNET – 5.63%
Aladdin Knowledge Systems Ltd.[b]	30,063	379,094
Check Point Software Technologies Ltd.[b]	413,544	10,127,693
RADVision Ltd.[b]	46,155	318,931
Radware Ltd.[b]	68,770	670,507

		11,496,225

INVESTMENT COMPANIES – 6.88%
Delek Group Ltd. (The)[a]	18,876	2,309,578
Discount Investment Corp. Ltd.	66,472	1,507,348
Elbit Imaging Ltd.	20,576	597,078
IDB Development Corp. Ltd.	40,972	904,974

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
IDB Holding Corp. Ltd.[a]	35,454	$684,209
Israel Corp. Ltd. (The)[b]	6,444	6,608,300
Koor Industries Ltd.	32,308	1,442,687

		14,054,174

MACHINERY – 1.73%
Ormat Industries Ltd.	312,894	3,526,063

		3,526,063

MANUFACTURING – 0.14%
FMS Enterprises Migun Ltd.[b]	10,458	296,401

		296,401

MEDIA – 0.76%
Hot Telecommunication System Ltd.[b]	144,250	1,547,553

		1,547,553

OIL & GAS – 0.96%
Oil Refineries Ltd.[a]	3,095,029	1,970,634

		1,970,634

PHARMACEUTICALS – 24.64%
Teva Pharmaceutical Industries Ltd.	1,051,055	50,309,690

		50,309,690

REAL ESTATE – 3.18%
Africa Israel Investments Ltd.[a]	42,422	1,631,386
Africa Israel Properties Ltd.[b]	19,896	618,825
Alony Hetz Properties & Investments Ltd.	164,908	479,927
Amot Investments Ltd.	5,358	17,420
Azorim-Investment Development & Construction Co. Ltd.	49,648	374,021
Delek Real Estate Ltd.	88,236	213,412
Gazit Globe Ltd.	248,373	2,024,350
Industrial Buildings Corp. Ltd.	321,472	625,736
Jerusalem Economy Ltd.[b]	57,120	510,290

		6,495,367

RETAIL – 0.83%
Delek Automotive Systems Ltd.[a]	129,889	1,693,186

		1,693,186

SOFTWARE – 0.41%
Fundtech Ltd.[b]	24,148	324,308
Retalix Ltd.[b]	43,012	519,973

		844,281

Security	Shares	Value
TELECOMMUNICATION EQUIPMENT – 0.16%
AudioCodes Ltd.[b]	77,180	$320,297

		320,297

TELECOMMUNICATIONS – 12.84%
Alvarion Ltd.[b]	176,035	1,140,707
Bezeq Israeli Telecommunication Corp. Ltd.	4,084,764	7,388,135
Cellcom Israel Ltd.	106,912	3,362,382
Ceragon Networks Ltd.[b]	89,760	795,274
Gilat Satellite Networks Ltd.[b]	131,665	994,071
NICE Systems Ltd.[b]	191,850	5,891,435
Partner Communications Co. Ltd.	286,460	6,254,585
RRSat Global Communications Network Ltd.	27,884	385,078

		26,211,667

TOTAL COMMON STOCKS (Cost: $228,160,996)		203,761,297

SHORT-TERM INVESTMENTS – 5.03%

MONEY MARKET FUNDS – 5.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	184,442	184,442
BGI Cash Premier Fund LLC 2.63%[c,d,e]	10,089,250	10,089,250

		10,273,692

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,273,692)		10,273,692

TOTAL INVESTMENTS IN SECURITIES – 104.82% (Cost: $238,434,688)		214,034,989

Other Assets, Less Liabilities – (4.82)%		(9,833,957)

NET ASSETS – 100.00%		$204,201,032

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.43%
Asatsu-DK Inc.	3,200	$83,741
Moshi Moshi Hotline Inc.	2,400	65,238

		148,979

AEROSPACE & DEFENSE – 0.15%
Japan Aviation Electronics Industry Ltd.	8,000	50,422

		50,422

AGRICULTURE – 0.42%
Hokuto Corp.	1,600	36,416
Sakata Seed Corp.	7,200	108,075

		144,491

APPAREL – 1.28%
Descente Ltd.	8,000	44,745
Gunze Ltd.	16,000	68,408
Japan Wool Textile Co. Ltd. (The)	8,000	66,639
Katakura Industries Co. Ltd.	3,200	40,337
Sanei-International Co. Ltd.	1,600	20,994
Sanyo Shokai Ltd.	8,000	38,553
Tokyo Style Co. Ltd.	8,000	67,081
Wacoal Holdings Corp.	8,000	94,946

		441,703

AUTO MANUFACTURERS – 0.64%
Kanto Auto Works Ltd.	4,800	62,540
Nissan Shatai Co. Ltd.	8,000	60,299
Shinmaywa Industries Ltd.	8,000	26,759
Toyota Auto Body Co. Ltd.	4,000	70,841

		220,439

AUTO PARTS & EQUIPMENT – 3.97%
Aisan Industry Co. Ltd.	2,400	18,112
Akebono Brake Industry Co. Ltd.[a]	7,200	48,896
Calsonic Kansei Corp.	16,000	53,960
Exedy Corp.	3,200	73,273
FCC Co. Ltd.	4,000	66,307
Futaba Industrial Co. Ltd.	4,800	78,021
Kayaba Industry Co. Ltd.	16,000	59,267
Keihin Corp.	4,000	67,081
Koito Manufacturing Co. Ltd.	8,000	97,526
Musashi Seimitsu Industry Co. Ltd.	2,400	53,739
Nifco Inc.	4,000	87,537
Nissin Kogyo Co. Ltd.	3,200	57,911

Security	Shares	Value
Press Kogyo Co. Ltd.	8,000	$31,329
Riken Corp.	16,000	55,139
Sanden Corp.	16,000	62,806
Showa Corp.	6,400	45,999
T. RAD Co. Ltd.	8,000	39,806
Takata Corp.	3,200	55,700
Topre Corp.	6,400	53,606
Toyo Tire & Rubber Co. Ltd.	16,000	41,871
TS Tech Co. Ltd.	4,800	71,032
Unipres Corp.	2,400	25,719
Yokohama Rubber Co. Ltd. (The)	24,000	127,823

		1,372,460

BANKS – 10.53%
Aichi Bank Ltd. (The)	800	55,729
Akita Bank Ltd. (The)	24,000	93,545
Awa Bank Ltd. (The)	24,000	128,265
Bank of Ikeda Ltd. (The)[b]	2,400	83,815
Bank of Iwate Ltd. (The)	1,600	91,408
Bank of Nagoya Ltd. (The)	16,000	88,311
Bank of Okinawa Ltd. (The)	2,400	85,142
Bank of Saga Ltd. (The)	16,000	46,588
Bank of the Ryukyus Ltd.	4,800	38,789
Chiba Kogyo Bank Ltd. (The)[b]	4,000	48,800
Chukyo Bank Ltd. (The)	16,000	44,672
Daishi Bank Ltd. (The)	32,000	128,855
Ehime Bank Ltd. (The)	24,000	70,767
Eighteenth Bank Ltd. (The)	24,000	64,354
Fukui Bank Ltd. (The)	32,000	101,433
Higashi-Nippon Bank Ltd. (The)	16,000	52,191
Higo Bank Ltd. (The)	16,000	93,472
Hokkoku Bank Ltd. (The)	32,000	118,830
Hokuetsu Bank Ltd. (The)	32,000	69,588
Hyakugo Bank Ltd. (The)	24,000	136,890
Hyakujushi Bank Ltd. (The)	24,000	128,265
Juroku Bank Ltd. (The)	32,000	134,163
Kagoshima Bank Ltd. (The)	16,000	107,183
Kansai Urban Banking Corp.	16,000	22,262
Kanto Tsukuba Bank Ltd. (The)	6,400	28,307
Keiyo Bank Ltd. (The)	24,000	113,448
Kiyo Holdings Inc.	64,000	100,253
Michinoku Bank Ltd. (The)	24,000	58,604
Mie Bank Ltd. (The)	8,000	35,015

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
Minato Bank Ltd. (The)	16,000	$24,031
Miyazaki Bank Ltd. (The)	24,000	62,142
Musashino Bank Ltd. (The)	3,200	94,356
Nanto Bank Ltd. (The)	16,000	87,279
Ogaki Kyoritsu Bank Ltd. (The)	24,000	124,727
Oita Bank Ltd. (The)	16,000	85,068
San-in Godo Bank Ltd. (The)	16,000	125,022
Shiga Bank Ltd.	24,000	159,668
Shikoku Bank Ltd. (The)	16,000	56,761
Shonai Bank Ltd. (The)	8,000	17,618
Tochigi Bank Ltd. (The)	8,000	44,229
Toho Bank Ltd. (The)	24,000	97,084
Tokushima Bank Ltd. (The)	8,000	33,688
Tokyo Tomin Bank Ltd. (The)	3,200	52,338
Yachiyo Bank Ltd. (The)	16	39,349
Yamagata Bank Ltd. (The)	16,000	85,363
Yamanashi Chuo Bank Ltd. (The)	16,000	85,658

		3,643,325

BEVERAGES – 0.62%
Kagome Co. Ltd.	6,400	103,202
Takara Holdings Inc.	16,000	111,311

		214,513

BIOTECHNOLOGY – 0.17%
AnGes MG Inc.[b]	8	22,336
Takara Bio Inc.[b]	16	36,637

		58,973

BUILDING MATERIALS – 1.54%
Central Glass Co. Ltd.	24,000	94,872
Chofu Seisakusho Co. Ltd.	1,600	29,118
Nichias Corp.[b]	8,000	22,852
Rinnai Corp.	4,000	145,957
Sanwa Holdings Corp.	24,000	90,228
Sumitomo Osaka Cement Co. Ltd.	40,000	68,187
Takara Standard Co. Ltd.	16,000	80,350

		531,564

CHEMICALS – 5.80%
Adeka Corp.	9,600	70,325
Aica Kogyo Co. Ltd.	8,000	71,283
Air Water Inc.	16,000	200,212
C Uyemura & Co. Ltd.	800	27,422
Chugoku Marine Paints Ltd.	8,000	59,120

Security	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,000	$27,717
Earth Chemical Co. Ltd.	1,600	41,133
Fujimi Inc.	1,600	23,014
Ishihara Sangyo Kaisha Ltd.[b]	32,000	53,960
Lintec Corp.	4,000	71,947
Nihon Nohyaku Co. Ltd.[a]	8,000	73,568
Nihon Parkerizing Co. Ltd.	8,000	112,638
Nippon Carbon Co. Ltd.	8,000	38,037
Nippon Kayaku Co. Ltd.	16,000	103,055
Nippon Paint Co. Ltd.	24,000	87,353
Nippon Shokubai Co. Ltd.	8,000	51,822
Nippon Soda Co. Ltd.	16,000	79,023
Nippon Synthetic Chemical Industry Co. Ltd. (The)	8,000	31,550
NOF Corp.	16,000	67,229
Sakai Chemical Industry Co. Ltd.	8,000	24,768
Sumitomo Bakelite Co. Ltd.	24,000	125,169
Taiyo Ink Manufacturing Co. Ltd.	1,600	31,255
Takasago International Corp.	8,000	44,893
Toagosei Co. Ltd.	24,000	91,776
Tokai Carbon Co. Ltd.	16,000	167,187
Tokyo Ohka Kogyo Co. Ltd.	4,800	87,928
Toyo Ink Manufacturing Co. Ltd.	24,000	79,392
Zeon Corp.	16,000	65,165

		2,007,941

COMMERCIAL SERVICES – 2.02%
Aeon Delight Co. Ltd.	1,600	33,983
Daiseki Co. Ltd.	2,460	80,470
Intelligence Ltd.	16	8,993
Meitec Corp.	4,000	111,311
Nichii Gakkan Co.	2,400	30,916
Nishio Rent All Co. Ltd.	2,400	24,348
Nissha Printing Co. Ltd.	2,400	131,140
Park 24 Co. Ltd.	8,800	46,220
Pasona Group Inc.	32	22,881
Sohgo Security Services Co. Ltd.	5,600	64,243
So-Net M3 Inc.	8	29,707
TKC Corp.	800	14,360
Toppan Forms Co. Ltd.	6,400	77,608
Zenrin Co. Ltd.	1,600	23,663

		699,843

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
COMPUTERS – 0.62%
DTS Corp.	3,200	$45,291
Hitachi Information Systems Ltd.	2,400	52,854
Net One Systems Co. Ltd.	56	75,647
NS Solutions Corp.	2,400	39,099

		212,891

COSMETICS & PERSONAL CARE – 1.18%
Aderans Holdings Co. Ltd.	4,000	63,948
Fancl Corp.	4,000	47,620
Kose Corp.	3,200	88,017
Lion Corp.	16,000	78,286
Mandom Corp.	4,800	129,592

		407,463

DISTRIBUTION & WHOLESALE – 1.87%
Doshisha Co. Ltd.	2,400	34,256
Hanwa Co. Ltd.	24,000	108,804
Inaba Denki Sangyo Co. Ltd.	3,200	81,677
Itochu Enex Co. Ltd.	4,000	24,953
Iwatani Corp.	32,000	88,459
Japan Pulp & Paper Co. Ltd.	8,000	27,791
Japan Wind Development Co. Ltd.	8	23,958
JFE Shoji Holdings Inc.	8,000	46,662
Kanematsu Corp.[b]	40,000	45,704
Matsuda Sangyo Co. Ltd.	1,760	39,490
Nagase & Co. Ltd.	8,000	76,664
Sumikin Bussan Corp.	8,000	26,538
Trusco Nakayama Corp.	1,600	22,070

		647,026

DIVERSIFIED FINANCIAL SERVICES – 2.81%
Aizawa Securities Co. Ltd.	4,800	16,674
Century Leasing System Inc.	2,400	25,034
Fuyo General Lease Co. Ltd.	1,600	48,063
Hitachi Credit Corp.	4,000	61,184
IBJ Leasing Co. Ltd.	3,200	59,710
Ichiyoshi Securities Co. Ltd.	4,800	47,679
Jaccs Co. Ltd.[b]	16,000	39,659
Japan Securities Finance Co. Ltd.	8,800	62,032
Marusan Securities Co. Ltd.	7,200	41,598
Mizuho Investors Securities Co. Ltd.	32,000	33,909
NIS Group Co. Ltd.[b]	11,200	13,932
Okasan Holdings Inc.	16,000	80,792
OMC Card Inc.[b]	12,800	33,614

Security	Shares	Value
Orient Corp.[b]	24,000	$34,941
Osaka Securities Exchange Co. Ltd.	24	86,247
Ricoh Leasing Co. Ltd.	2,400	48,542
Risa Partners Inc.	32	28,749
Secured Capital Japan Co. Ltd.	16	13,195
SFCG Co. Ltd.	400	32,988
SPARX Group Co. Ltd.	88	19,696
Tokai Tokyo Securities Co. Ltd.	24,000	86,690
Tokyo Leasing Co. Ltd.	3,200	30,518
Toyo Securities Co. Ltd.	8,000	25,284

		970,730

ELECTRIC – 0.25%
Okinawa Electric Power Co. Inc. (The)	1,600	85,658

		85,658

ELECTRICAL COMPONENTS & EQUIPMENT – 1.71%
Fujikura Ltd.	32,000	150,970
Funai Electric Co. Ltd.	2,400	52,412
GS Yuasa Corp.[a]	40,000	207,141
Hitachi Cable Ltd.	16,000	58,383
Shinko Electric Co. Ltd.[a]	16,000	41,281
Toshiba Tec Corp.	16,000	81,530

		591,717

ELECTRONICS – 5.60%
A&D Co. Ltd.	2,400	17,891
Anritsu Corp.	16,000	44,377
Chiyoda Integre Co. Ltd.	2,400	33,725
CMK Corp.	5,600	34,985
Cosel Co. Ltd.	4,000	36,305
Dainippon Screen Manufacturing Co. Ltd.	24,000	103,055
Eizo Nanao Corp.	3,200	65,902
Fujitsu General Ltd.	8,000	24,695
Furuno Electric Co. Ltd.	3,200	37,507
Futaba Corp.	4,000	67,929
Hamamatsu Photonics K.K.	6,400	160,111
HORIBA Ltd.	3,200	64,133
Hosiden Corp.	5,600	94,688
JEOL Ltd.	8,000	29,118
Kaga Electronics Co. Ltd.	4,000	49,942
Koa Corp.	6,400	37,330
Kuroda Electric Co. Ltd.	4,000	46,809
Macnica Inc.	3,200	40,632
Meiko Electronics Co. Ltd.	800	20,788

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
Micronics Japan Co. Ltd.	1,600	$33,836
NEC Tokin Corp.[b]	8,000	27,349
Nichicon Corp.	7,200	59,179
Nihon Dempa Kogyo Co. Ltd.	800	17,102
Nippon Chemi-Con Corp.	16,000	57,498
Nitto Kogyo Corp.	2,400	22,601
Ryosan Co. Ltd.	4,800	104,160
Sanyo Denki Co. Ltd.	8,000	30,445
Sodick Co. Ltd.	7,200	29,324
Star Micronics Co. Ltd.	4,000	50,532
Taiyo Yuden Co. Ltd.	8,000	89,565
Tamura Corp.	8,000	21,894
Tokyo Seimitsu Co. Ltd.	4,000	52,670
Toyo Corp.	4,800	51,837
ULVAC Inc.	3,200	112,048
Wacom Co. Ltd.	32	58,825
Yamatake Corp.	5,600	110,168

		1,938,955

ENGINEERING & CONSTRUCTION – 4.22%
Chiyoda Corp.	16,000	135,342
Chudenko Corp.	2,400	34,897
COMSYS Holdings Corp.	16,000	143,598
Japan Airport Terminal Co. Ltd.	6,400	82,444
Kandenko Co. Ltd.	8,000	48,579
Kyowa Exeo Corp.	8,000	79,244
Maeda Corp.	24,000	73,863
Maeda Road Construction Co. Ltd.	8,000	51,675
Nippo Corp.	8,000	42,755
Nishimatsu Construction Co. Ltd.	32,000	71,357
Okumura Corp.	16,000	58,088
Penta-Ocean Construction Co. Ltd.[b]	28,000	32,509
Shinko Plantech Co. Ltd.	4,000	41,318
SHO-BOND Holdings Co. Ltd.	3,200	56,466
Taihei Kogyo Co. Ltd.	8,000	26,464
Taikisha Ltd.	4,800	66,079
Takasago Thermal Engineering Co. Ltd.	8,000	79,171
Takuma Co. Ltd.	16,000	49,684
Toda Corp.	24,000	87,353
Tokyu Construction Co. Ltd.	8,960	26,420
Toshiba Plant Systems & Services Corp.	8,000	73,716
Toyo Construction Co. Ltd.[b]	32,000	13,859
Toyo Engineering Corp.	16,000	84,773

		1,459,654

Security	Shares	Value
ENTERTAINMENT – 0.91%
Avex Group Holdings Inc.	3,200	$33,261
Resorttrust Inc.	4,000	43,492
Shochiku Co. Ltd.	8,000	44,598
Toei Co. Ltd.	8,000	44,156
Tokyotokeiba Co. Ltd.	16,000	26,095
USJ Co. Ltd.	96	57,852
Yomiuri Land Co. Ltd.	8,000	24,621
Yoshimoto Kogyo Co. Ltd.	4,000	40,028

		314,103

ENVIRONMENTAL CONTROL – 0.18%
Asahi Pretec Corp.	2,400	61,590

		61,590

FOOD – 4.41%
Ariake Japan Co. Ltd.	2,400	45,999
Ezaki Glico Co. Ltd.[a]	8,000	81,014
Fuji Oil Co. Ltd.	12,000	129,150
House Foods Corp.	7,200	118,093
Itoham Foods Inc.	16,000	84,036
J-Oil Mills Inc.	8,000	38,553
Maruha Nichiro Holdings Inc.	40,000	74,084
Meiji Seika Kaisha Ltd.	32,000	151,854
Mitsui Sugar Co. Ltd.	8,000	30,961
Morinaga & Co. Ltd.	40,000	76,664
Morinaga Milk Industry Co. Ltd.	24,000	71,209
Nichirei Corp.	24,000	138,217
Nippon Beet Sugar Manufacturing Co. Ltd.	8,000	19,240
Nippon Flour Mills Co. Ltd.	24,000	115,660
Nippon Suisan Kaisha Ltd.	23,200	81,449
Nisshin OilliO Group Ltd. (The)	16,000	89,196
Q.P. Corp.	9,600	91,466
Snow Brand Milk Products Co. Ltd.[a]	20,000	61,368
Unicharm Petcare Corp.	800	25,801

		1,524,014

FOREST PRODUCTS & PAPER – 1.41%
Daio Paper Corp.	8,000	69,514
Hokuetsu Paper Mills Ltd.	12,000	52,744
Mitsubishi Paper Mills Ltd.	32,000	76,959
Rengo Co. Ltd.	24,000	174,706
Sumitomo Forestry Co. Ltd.	16,000	114,997

		488,920

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
GAS – 0.33%
Saibu Gas Co. Ltd.	48,000	$112,785

		112,785

HAND & MACHINE TOOLS – 1.20%
DISCO Corp.	2,400	90,449
Hitachi Koki Co. Ltd.	5,600	66,927
Meidensha Corp.	16,000	43,050
Mori Seiki Co. Ltd.	8,000	105,192
OSG Corp.[a]	8,000	69,293
Union Tool Co.	1,600	38,922

		413,833

HEALTH CARE - PRODUCTS – 1.58%
Hogy Medical Co. Ltd.	1,600	77,549
Nakanishi Inc.	800	73,642
Nihon Kohden Corp.	3,200	70,620
Nipro Corp.	8,000	147,137
Sysmex Corp.	3,200	140,944
Topcon Corp.	5,600	37,824

		547,716

HOME BUILDERS – 0.28%
Misawa Homes Co. Ltd.[b]	4,000	18,355
PanaHome Corp.	8,000	47,104
Token Corp.	960	32,995

		98,454

HOME FURNISHINGS – 1.17%
Alpine Electronics Inc.	4,800	49,006
Canon Electronics Inc.	1,600	29,560
Daiwa Industries Ltd.	8,000	28,233
Foster Electric Co. Ltd.	2,400	48,321
France Bed Holdings Co. Ltd.	16,000	23,589
Hitachi Maxell Ltd.	4,800	54,270
Juki Corp.	8,000	14,964
Kenwood Corp.	40,000	35,384
Nidec Sankyo Corp.	8,000	42,976
Noritz Corp.	4,000	37,779
Victor Co. of Japan Ltd.[b]	24,000	40,691

		404,773

HOUSEHOLD PRODUCTS & WARES – 0.26%
Pilot Corp.	40	89,933

		89,933

Security	Shares	Value
HOUSEWARES – 0.39%
Noritake Co. Ltd.	16,000	$60,889
Sangetsu Co. Ltd.	4,000	75,190

		136,079

INSURANCE – 0.31%
Fuji Fire & Marine Insurance Co. Ltd. (The)	8,000	22,041
Nissay Dowa General Insurance Co. Ltd.	16,000	84,626

		106,667

INTERNET – 1.73%
Access Co. Ltd.[b]	24	47,326
CyberAgent Inc.[a]	48	46,397
Dwango Co. Ltd.	8	12,679
eAccess Ltd.	128	75,603
En-Japan Inc.	24	25,498
GMO Internet Inc.[b]	5,600	25,233
Gourmet Navigator Inc.	16	41,133
Index Holdings	104	13,033
Internet Initiative Japan Inc.	8	20,670
kabu.com Securities Co. Ltd.	40	37,042
Kakaku.com Inc.	16	47,178
Matsui Securities Co. Ltd.	10,400	74,460
Monex Group Inc.	128	64,162
Opt Inc.	16	29,177
So-Net Entertainment Corp.	8	22,926
VeriSign Japan K.K.	32	14,891

		597,408

IRON & STEEL – 1.66%
Aichi Steel Corp.	16,000	66,344
Godo Steel Ltd.	16,000	48,652
Kyoei Steel Ltd.	1,600	33,614
Mitsubishi Steel Manufacturing Co. Ltd.	16,000	60,594
Nakayama Steel Works Ltd.	8,000	26,095
Nippon Metal Industry Co. Ltd.	16,000	38,627
Nippon Yakin Kogyo Co. Ltd.	12,000	59,931
Sanyo Special Steel Co. Ltd.	16,000	89,638
TOPY Industries Ltd.	24,000	68,998
Yodogawa Steel Works Ltd.	16,000	82,562

		575,055

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
LEISURE TIME – 1.71%
Accordia Golf Co. Ltd.	64	$66,049
Aruze Corp.	2,400	62,695
Daiichikosho Co. Ltd.	4,800	49,581
Fields Corp.	24	49,758
Heiwa Corp.	4,000	36,010
HIS Co. Ltd.	4,000	49,795
Mars Engineering Corp.	1,600	33,541
Mizuno Corp.	8,000	40,396
Pacific Golf Group International Holdings K.K.	48	44,981
Roland Corp.	2,400	39,541
Round One Corp.	56	46,441
Tokyo Dome Corp.	16,000	74,158

		592,946

LODGING – 0.17%
Fujita Kanko Inc.	8,000	59,415

		59,415

MACHINERY – 3.70%
Aida Engineering Ltd.	8,000	36,268
Chugai Ro Co. Ltd.	8,000	38,701
CKD Corp.	7,200	35,760
Daifuku Co. Ltd.	8,000	66,492
Daihen Corp.	16,000	63,101
Fuji Machine Manufacturing Co. Ltd.	4,000	57,867
Furukawa Co. Ltd.	32,000	55,139
Harmonic Drive Systems Inc.	8	26,169
Iseki & Co. Ltd.[a,b]	24,000	64,354
Komori Corp.	5,600	82,871
Makino Milling Machine Co. Ltd.	8,000	37,226
Max Co. Ltd.	8,000	77,328
Miura Co. Ltd.	3,200	71,357
Modec Inc.	1,600	51,306
Nabtesco Corp.	8,000	83,962
Nippon Thompson Co. Ltd.	8,000	42,829
Obara Corp.	1,600	18,974
Produce Co. Ltd.[b]	8	27,865
Shima Seiki Manufacturing Ltd.	1,600	37,742
Sintokogio Ltd.	6,400	51,188
Tadano Ltd.	8,000	62,732
Takeuchi Manufacturing Co. Ltd.	1,600	29,177
Toshiba Machine Co. Ltd.	8,000	35,605

Security	Shares	Value
Toyo Kanetsu K.K.	24,000	$44,893
Tsubakimoto Chain Co.	16,000	82,856

		1,281,762

MACHINERY - DIVERSIFIED – 0.27%
Ebara Corp.	40,000	94,725

		94,725

MANUFACTURING – 1.84%
Amano Corp.	8,000	69,661
ARRK Corp.[b]	8,000	16,660
Glory Ltd.	5,600	121,004
Kimoto Co. Ltd.	2,400	17,869
Kureha Corp.	24,000	136,227
Nikkiso Co. Ltd.	8,000	49,684
Nitta Corp.	3,200	49,419
Tamron Co. Ltd.	1,600	29,707
Tenma Corp.	4,000	61,037
Tokai Rubber Industries Ltd.	3,200	36,062
Toyo Tanso Co. Ltd.[a]	800	49,021

		636,351

MEDIA – 0.44%
Gakken Co. Ltd.	8,000	21,672
Kadokawa Group Holdings Inc.	2,400	56,945
SKY Perfect JSAT Holdings Inc.	152	57,915
Usen Corp.[b]	5,360	14,718

		151,250

METAL FABRICATE & HARDWARE – 1.65%
Ahresty Corp.	2,400	17,515
Kitz Corp.	8,000	36,563
Misumi Group Inc.	8,000	139,986
Nachi-Fujikoshi Corp.	24,000	77,623
Neturen Co. Ltd.	5,600	41,797
Oiles Corp.	2,400	41,952
Onoken Co. Ltd.	1,600	24,076
Ryobi Ltd.	24,000	80,276
Tocalo Co. Ltd.	2,400	36,932
Toho Zinc Co. Ltd.	16,000	54,107
Yamezen Corp.	5,600	19,557

		570,384

MINING – 1.10%
Mitsui Mining Co. Ltd.	16,000	55,287
Nippon Denko Co. Ltd.	8,000	69,809

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
Nippon Light Metal Co. Ltd.	56,000	$85,658
Nittetsu Mining Co. Ltd.	8,000	29,634
Pacific Metals Co. Ltd.	16,000	104,087
Sumitomo Light Metal Industries Ltd.	32,000	34,794

		379,269

OFFICE & BUSINESS EQUIPMENT – 0.11%
Canon Finetech Inc.	3,200	39,158

		39,158

OFFICE FURNISHINGS – 0.43%
Itoki Corp.	5,600	20,589
Kokuyo Co. Ltd.	9,600	78,198
Okamura Corp.	8,000	51,527

		150,314

OIL & GAS – 0.12%
AOC Holdings Inc.	4,000	42,055

		42,055

PACKAGING & CONTAINERS – 0.21%
FP Corp.	1,600	43,787
Fuji Seal International Inc.	1,600	29,486

		73,273

PHARMACEUTICALS – 2.98%
EPS Co. Ltd.	8	30,371
Kaken Pharmaceutical Co. Ltd.	8,000	72,094
Kobayashi Pharmaceutical Co. Ltd.	2,400	82,046
Miraca Holdings Inc.	4,800	108,362
Mochida Pharmaceutical Co. Ltd.	8,000	97,894
Nichi-Iko Pharmaceutical Co. Ltd.	2,400	65,238
Nippon Shinyaku Co. Ltd.	8,000	100,548
Rohto Pharmaceutical Co. Ltd.	8,000	96,052
Sawai Pharmaceutical Co. Ltd.[a]	1,600	70,915
Seikagaku Corp.	4,000	42,092
Shin Nippon Biomedical Laboratories Ltd.	1,600	22,144
Toho Pharmaceutical Co. Ltd.	3,200	56,614
Towa Pharmaceutical Co. Ltd.	800	30,739
Tsumura & Co.	5,600	157,383

		1,032,492

REAL ESTATE – 1.02%
Arnest One Corp.	6,400	17,633
Atrium Co. Ltd.	1,600	8,581
Cosmos Initia Co. Ltd.	8,000	9,141

Security	Shares	Value
Creed Corp.	16	$15,230
Daibiru Corp.	4,000	38,148
Daikyo Inc.	32,000	45,999
Goldcrest Co. Ltd.	1,680	27,803
Heiwa Real Estate Co. Ltd.	16,000	65,017
Japan General Estate Co. Ltd. (The)[a]	4,000	8,809
Sankei Building Co. Ltd. (The)	3,200	15,480
Shoei Co. Ltd.	3,200	31,963
Sumitomo Real Estate Sales Co. Ltd.	800	23,884
TOC Co. Ltd.	8,000	31,255
Tokyu Livable Inc.	2,400	15,591

		354,534

REAL ESTATE INVESTMENT TRUSTS – 4.17%
Creed Office Investment Corp.	8	13,564
DA Office Investment Corp.	24	103,497
Frontier Real Estate Investment Corp.	8	46,441
Fukuoka REIT Corp.	8	40,175
Global One Real Estate Investment Corp.	8	84,773
Hankyu REIT Inc.	8	33,172
Japan Excellent Inc.	16	75,927
Japan Hotel and Resort Inc.	16	35,384
Japan Logistics Fund Inc.	16	88,017
Kenedix Realty Investment Corp.	16	72,536
LaSalle Japan REIT Inc.	8	14,728
MID REIT Inc.	16	32,288
Mori Hills REIT Investment Corp.	8	31,108
MORI TRUST Sogo REIT Inc.	16	139,175
Nippon Accommodations Fund Inc.	16	72,979
Nippon Commercial Investment Corp.	24	49,338
Nippon Residential Investment Corp.	24	64,022
ORIX JREIT Inc.	24	131,361
Premier Investment Co.	16	70,472
TOKYU REIT Inc.	16	117,208
Top REIT Inc.	16	58,973
United Urban Investment Corp.	16	67,818

		1,442,956

RETAIL – 9.25%
ABC-Mart Inc.	2,400	60,373
Aoki Holdings Inc.	2,400	31,889
Aoyama Trading Co. Ltd.	6,400	117,002
Arcs Co. Ltd.	3,200	45,085

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
Askul Corp.	2,400	$36,047
Autobacs Seven Co. Ltd.	4,000	112,048
Best Denki Co. Ltd.	8,000	38,553
BIC Camera Inc.	24	12,583
Cawachi Ltd.	1,600	34,278
Chiyoda Co. Ltd.	3,200	47,296
Circle K Sunkus Co. Ltd.	4,800	79,480
Culture Convenience Club Co. Ltd.	9,600	60,771
Daiei Inc. (The)[b]	6,000	48,100
DCM Japan Holdings Co. Ltd.	7,200	53,208
Don Quijote Co. Ltd.	4,800	85,186
Doutor Nichires Holdings Co. Ltd.	4,800	79,701
Duskin Co. Ltd.	5,600	91,179
EDION Corp.	7,200	57,255
GEO Corp.	32	31,373
H2O Retailing Corp.	16,000	99,516
Heiwado Co. Ltd.	4,000	64,317
Izumi Co. Ltd.	5,600	82,149
Izumiya Co. Ltd.	16,000	91,260
Joshin Denki Co. Ltd.	8,000	64,870
Keiyo Co. Ltd.	4,000	20,124
Kisoji Co. Ltd.	1,600	32,140
Kohnan Shoji Co. Ltd.	2,400	32,487
Komeri Co. Ltd.	3,200	94,356
K’s Holdings Corp.	4,000	73,495
Link Theory Holdings Co. Ltd.[b]	8	13,121
Maruetsu Inc. (The)[b]	8,000	71,431
Matsumotokiyoshi Co. Ltd.	4,800	101,949
Matsuya Co. Ltd.	3,200	57,852
McDonald’s Holdings Co. (Japan) Ltd.	4,800	66,565
Nishimatsuya Chain Co. Ltd.	5,600	50,414
Nissen Holdings Co. Ltd.	5,600	22,395
Parco Co. Ltd.	7,200	82,798
Paris Miki Inc.	4,000	33,946
Plenus Co. Ltd.	3,200	47,738
Point Inc.	1,440	48,697
Right On Co. Ltd.	2,400	26,759
Ryohin Keikaku Co. Ltd.	2,400	130,256
Saizeriya Co. Ltd.	1,600	16,070
San-A & Co. Ltd.	800	24,179

Security	Shares	Value
Sankyo-Tateyama Holdings Inc.	40,000	$44,967
Seiko Corp.	8,000	30,150
Senshukai Co. Ltd.	4,800	28,793
Shimachu Co. Ltd.	4,000	97,120
St. Marc Holdings Co. Ltd.	800	28,675
Sugi Pharmacy Co. Ltd.	2,400	69,883
Sundrug Co. Ltd.	3,200	66,934
Tsuruha Holdings Inc.	1,600	53,370
Valor Co. Ltd.	4,000	35,826
Watami Co. Ltd.	3,200	52,957
Xebio Co. Ltd.	2,400	44,782
Yoshinoya Holdings Co. Ltd.	48	51,395
Zensho Co. Ltd.	6,400	23,943

		3,199,086

SEMICONDUCTORS – 0.49%
Epson Toyocom Corp.	8,000	26,022
Megachips Corp.	1,600	24,179
Mimasu Semiconductor Industry Co. Ltd.	2,400	35,207
Sanken Electric Co. Ltd.	8,000	41,649
Shindengen Electric Manufacturing Co. Ltd.	16,000	34,204
United Technology Holdings Co. Ltd.	16	6,811

		168,072

SHIPBUILDING – 0.39%
Hitachi Zosen Corp.[a,b]	84,000	91,334
Namura Shipbuilding Co. Ltd.	2,400	9,399
Sasebo Heavy Industries Co. Ltd.	16,000	33,320

		134,053

SOFTWARE – 1.68%
Capcom Co. Ltd.	4,800	148,611
Fuji Soft ABC Inc.	3,200	57,852
Hitachi Software Engineering Co. Ltd.	3,200	65,902
Koei Co. Ltd.	2,400	34,035
Nihon Unisys Ltd.	5,600	88,651
NSD Co. Ltd.	4,000	44,782
Obic Business Consultants Co. Ltd.	800	30,002
Sumisho Computer Systems Corp.	2,400	43,190
Trans Cosmos Inc.	3,200	23,560
Works Applications Co. Ltd.	40	45,667

		582,252

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2008

Security	Shares	Value
STORAGE & WAREHOUSING – 0.53%
Mitsui-Soko Co. Ltd.	16,000	$79,613
Shibusawa Warehouse Co. Ltd. (The)	8,000	43,935
Sumitomo Warehouse Co. Ltd. (The)	16,000	59,562

		183,110

TELECOMMUNICATIONS – 1.24%
Denki Kogyo Co. Ltd.	8,000	47,104
Hitachi Kokusai Electric Inc.	8,000	55,803
IT Holdings Corp.[b]	7,348	117,473
Japan Radio Co. Ltd.	8,000	18,503
Oki Electric Industry Co. Ltd.[a,b]	64,000	87,869
Okinawa Cellular Telephone Co.	16	27,570
Telepark Corp.	32	39,187
Uniden Corp.	8,000	35,162

		428,671

TEXTILES – 1.00%
Daiwabo Co. Ltd.	16,000	39,954
Kurabo Industries Ltd.	24,000	41,133
Nitto Boseki Co. Ltd.	40,000	79,982
Seiren Co. Ltd.	6,400	34,204
Toyobo Co. Ltd.	64,000	107,920
Unitika Ltd.[a]	48,000	44,229

		347,422

TOYS, GAMES & HOBBIES – 0.31%
Sanrio Co. Ltd.	4,800	55,198
Tomy Co. Ltd.	8,000	53,075

		108,273

TRANSPORTATION – 3.29%
Daiichi Chuo Kisen Kaisha	16,000	96,862
Fukuyama Transporting Co. Ltd.	16,000	54,845
Hitachi Transport System Ltd.	4,000	54,734
Iino Kaiun Kaisha Ltd.	8,000	62,142
Inui Steamship Co. Ltd.	1,600	20,758
Keihan Electric Railway Co. Ltd.	48,000	205,225
Kintetsu World Express Inc.	1,600	29,383
Nippon Konpo Unyu Soko Co. Ltd.	8,000	81,603
Nishi-Nippon Railroad Co. Ltd.	32,000	112,048
Sagami Railway Co. Ltd.	40,000	149,643
Sankyu Inc.	24,000	115,218

Security	Shares	Value
Seino Holdings Co. Ltd.	16,000	$94,651
Shinwa Kaiun Kaisha Ltd.	8,000	40,175
Yusen Air & Sea Service Co. Ltd.	1,600	19,771

		1,137,058

VENTURE CAPITAL – 0.08%
Japan Asia Investment Co. Ltd.	8,000	27,496

		27,496

TOTAL COMMON STOCKS
(Cost: $36,533,026)		34,536,454

SHORT-TERM INVESTMENTS – 1.62%

MONEY MARKET FUNDS – 1.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	2,594	2,594
BGI Cash Premier Fund LLC 2.63%[c,d,e]	556,373	556,373

		558,967

TOTAL SHORT-TERM INVESTMENTS (Cost: $558,967)		558,967

TOTAL INVESTMENTS IN SECURITIES – 101.45% (Cost: $37,091,993)		35,095,421

Other Assets, Less Liabilities – (1.45)%		(501,489)

NET ASSETS – 100.00%		$34,593,932

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.71%

AGRICULTURE – 12.83%
Asiatic Development Bhd	1,545,600	$2,550,570
British American Tobacco (Malaysia) Bhd	1,008,000	11,733,019
IOI Corp. Bhd	23,184,030	34,842,656
Kuala Lumpur Kepong Bhd	3,292,800	11,546,875

		60,673,120

AIRLINES – 1.10%
AirAsia Bhd[a]	7,324,800	2,331,158
Malaysian Airline System Bhd	2,889,600	2,878,105

		5,209,263

AUTO PARTS & EQUIPMENT – 1.55%
UMW Holdings Bhd	4,032,000	7,307,146

		7,307,146

BANKS – 27.03%
Alliance Financial Group Bhd	5,846,400	4,668,850
AMMB Holdings Bhd	12,096,037	10,907,285
Bumiputra-Commerce Holdings Bhd	17,337,632	42,660,742
Hong Leong Bank Bhd	3,225,600	5,465,508
Malayan Banking Bhd	16,732,800	38,707,081
Public Bank Bhd	7,257,600	21,814,504
RHB Capital Bhd	2,956,800	3,642,088

		127,866,058

BUILDING MATERIALS – 0.67%
Lafarge Malayan Cement Bhd	2,352,060	3,188,294

		3,188,294

COMMERCIAL SERVICES – 1.83%
PLUS Expressways Bhd	10,281,600	8,634,908

		8,634,908

DIVERSIFIED FINANCIAL SERVICES – 1.47%
Bursa Malaysia Bhd	2,150,400	4,372,406
Hong Leong Credit Bhd	1,814,400	2,598,492

		6,970,898

ELECTRIC – 5.90%
Tenaga Nasional Bhd	8,937,650	20,806,670
YTL Power International Bhd	12,835,213	7,110,712

		27,917,382

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 6.47%
Gamuda Bhd	10,953,600	$8,327,770
IJM Corp. Bhd[a]	5,308,800	7,900,233
MMC Corp. Bhd	6,249,600	3,867,441
YTL Corp. Bhd	5,577,688	10,519,288

		30,614,732

ENTERTAINMENT – 2.61%
Berjaya Sports Toto Bhd	5,107,200	6,862,776
Tanjong PLC	1,411,200	5,489,271

		12,352,047

FOOD – 2.13%
PPB Group Bhd	3,628,866	10,051,964

		10,051,964

GAS – 2.09%
Petronas Gas Bhd	3,360,000	9,901,282

		9,901,282

HOLDING COMPANIES - DIVERSIFIED – 7.72%
Sime Darby Bhd	16,464,025	32,991,121
UEM World Bhd[a]	4,771,200	3,514,955

		36,506,076

IRON & STEEL – 0.63%
Parkson Holdings Bhd	2,150,400	2,965,632

		2,965,632

LODGING – 8.94%
Genting Bhd	15,254,400	26,296,815
Resorts World Bhd	20,025,600	15,992,154

		42,288,969

MEDIA – 0.55%
Astro All Asia Networks PLC	2,620,800	2,610,374

		2,610,374

METAL FABRICATE & HARDWARE – 1.75%
KNM Group Bhd	18,883,224	8,291,146

		8,291,146

OIL & GAS – 0.70%
Petronas Dagangan Bhd	1,680,000	3,316,929

		3,316,929

REAL ESTATE – 2.23%
IGB Corp. Bhd	6,115,200	2,432,745
KLCC Property Holdings Bhd	3,225,600	2,575,917
SP Setia Bhd	5,577,600	5,555,411

		10,564,073

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2008

Security	Shares	Value
TELECOMMUNICATIONS – 7.41%
DiGi.Com Bhd	2,083,200	$14,119,228
Telekom Malaysia Bhd	7,056,000	7,443,784
TM International Sdn Bhd[a]	7,324,800	13,490,497

		35,053,509

TRANSPORTATION – 4.10%
MISC Bhd	7,660,800	19,414,433

		19,414,433

TOTAL COMMON STOCKS (Cost: $313,156,408)		471,698,235

WARRANTS – 0.00%

HOLDING COMPANIES - DIVERSIFIED – 0.00%
IJM Land Bhd[b]	571,960	17

		17

TOTAL WARRANTS (Cost: $0)		17

SHORT-TERM INVESTMENTS – 0.00%

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	318	318

		318

TOTAL SHORT-TERM INVESTMENTS (Cost: $318)		318

TOTAL INVESTMENTS IN SECURITIES – 99.71% (Cost: $313,156,726)		471,698,570

Other Assets, Less Liabilities – 0.29%		1,392,196

NET ASSETS – 100.00%		$473,090,766

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.88%

BANKS – 0.41%
Banco Compartamos SA de CV	1,214,400	$3,945,122

		3,945,122

BEVERAGES – 8.48%
Coca-Cola FEMSA SAB de CV SP ADR[a]	198,354	11,254,606
Fomento Economico Mexicano SAB de CV BD Units	12,070,408	53,467,914
Grupo Continental SAB de CV	220,800	536,576
Grupo Modelo SAB de CV Series C	3,259,200	15,745,616

		81,004,712

BUILDING MATERIALS – 9.59%
Cemex SAB de CV Series CPO[b]	45,558,440	91,670,891

		91,670,891

DIVERSIFIED FINANCIAL SERVICES – 5.81%
Financiera Independencia SAB de CV	202,400	252,423
Grupo Financiero Banorte SAB de CV Series O	8,868,800	35,716,760
Grupo Financiero Inbursa SA Class O	5,648,800	19,580,772

		55,549,955

ENGINEERING & CONSTRUCTION – 4.32%
Carso Infraestructura y Construccion SAB de CV Series B1[a,b]	6,219,200	5,434,836
Empresas ICA SAB de CVb	2,852,974	12,895,644
Grupo Aeroportuario del Centro Norte SAB de CV	349,600	659,953
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,294,400	9,392,488
Grupo Aeroportuario del Sureste SA de CV Series B ADR	244,125	11,605,703
Promotora y Operadora de Infraestructura SAB de CVa,b	460,000	1,273,921

		41,262,545

ENVIRONMENTAL CONTROL – 0.01%
Promotora Ambiental SAB de CVa,b	36,800	80,129

		80,129

Security	Shares	Value
FOOD – 2.73%
Alsea SAB de CVb	993,745	$1,087,691
Gruma SAB de CV Class Bb	178,569	504,248
Grupo Bimbo SAB de CV Series Aa	3,680,000	24,521,529

		26,113,468

FOREST PRODUCTS & PAPER – 1.98%
Kimberly-Clark de Mexico SAB de CV Series Aa	4,305,600	18,942,639

		18,942,639

HOLDING COMPANIES - DIVERSIFIED – 4.18%
Alfa SAB de CV Series A	2,318,400	12,090,670
Grupo Carso SA de CV Series A1[a]	7,102,430	27,823,020
Grupo Kuo SAB de CV Class Bb	5,100	3,322

		39,917,012

HOME BUILDERS – 3.33%
Consorcio ARA SAB de CV	4,802,400	3,785,920
Corporacion Geo SAB de CV Series Bb	2,650,200	7,741,327
Desarrolladora Homex SAB de CVb	1,288,930	10,897,854
Sare Holding SAB de CV Class Bb	233,200	180,667
Urbi Desarrollos Urbanos SA de CVa,b	3,312,000	9,223,744

		31,829,512

HOUSEWARES – 0.04%
Vitro SAB de CV Series A	331,200	407,905

		407,905

IRON & STEEL – 0.17%
Cia Minera Autlan SAB de CV	220,800	1,571,953
Grupo Industrial Saltillo SAB de CV	22,800	31,693

		1,603,646

MACHINERY – 0.18%
Industrias CH SA de CV Class Bb	368,000	1,706,312

		1,706,312

MEDIA – 6.03%
Grupo Televisa SA Series CPO	11,538,899	53,379,234
Megacable Holdings SAB de CVb	662,400	1,307,099
TV Azteca SAB de CV Series CPO[a]	4,544,800	2,955,515

		57,641,848

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
MINING – 5.06%
Grupo Mexico SA de CV Series B	22,505,110	$37,080,289
Industrias Penoles SAB de CVa	680,800	11,217,786

		48,298,075

RETAIL – 7.55%
Controladora Comercial Mexicana SA de CV BC Units[a]	3,477,600	8,677,563
Grupo Elektra SA de CVa	418,830	15,509,101
Grupo Famsa SAB de CV Class Aa,b	570,400	1,464,889
Wal-Mart de Mexico SAB de CV Series Va	12,751,200	46,518,091

		72,169,644

TELECOMMUNICATIONS – 40.01%
America Movil SAB de CV Series L	94,293,440	241,612,360
Axtel SAB de CV Series CPO[b]	3,845,600	4,710,065
Carso Global Telecom SAB de CV Class A1[a,b]	7,544,031	38,426,162
Grupo Iusacell SA de CVb	372,800	3,623,833
Maxcom Telecomunicaciones SAB de CVb	478,400	556,179
Telefonos de Mexico SAB de CV Series L	48,134,400	59,282,217
Telmex Internacional SAB de CV Class La	48,134,400	34,156,290

		382,367,106

TOTAL COMMON STOCKS (Cost: $1,174,769,257)		954,510,521

SHORT-TERM INVESTMENTS – 3.23%

MONEY MARKET FUNDS – 3.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	173,735	173,735
BGI Cash Premier Fund LLC 2.63%[c,d,e]	30,750,881	30,750,881

		30,924,616

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,924,616)		30,924,616

Value
TOTAL INVESTMENTS IN SECURITIES – 103.11% (Cost: $1,205,693,873)	$985,435,137
Other Assets, Less Liabilities – (3.11)%	(29,750,801)

NET ASSETS – 100.00%	$955,684,336

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.17%

AUSTRALIA – 65.08%
AGL Energy Ltd.	1,275,287	$16,858,555
Alumina Ltd.	3,175,462	11,895,979
Amcor Ltd.	2,463,521	11,668,714
AMP Ltd.	5,395,708	32,341,615
Aristocrat Leisure Ltd.	1,002,293	5,092,731
Asciano Group	1,661,634	7,011,896
ASX Ltd.	502,067	15,288,960
Australia and New Zealand Banking Group Ltd.	5,430,950	77,687,198
AXA Asia Pacific Holdings Ltd.	2,422,756	10,828,818
Bendigo and Adelaide Bank Ltd.	753,232	7,505,267
BHP Billiton Ltd.	9,545,059	340,316,479
Billabong International Ltd.	498,911	5,503,972
BlueScope Steel Ltd.	2,130,037	16,931,400
Boart Longyear Group	3,992,866	6,756,959
Boral Ltd.	1,764,730	9,802,616
Brambles Ltd.	4,049,937	26,856,104
Caltex Australia Ltd.	420,011	4,539,504
CFS Retail Property Trust	4,180,911	7,777,297
Coca-Cola Amatil Ltd.	1,558,012	11,472,047
Cochlear Ltd.	159,904	7,580,898
Commonwealth Bank of Australia	3,758,270	137,232,778
Computershare Ltd.	1,384,432	10,790,069
Crown Ltd.	1,337,547	10,539,844
CSL Ltd.	1,703,451	60,220,843
CSR Ltd.[a]	2,650,251	6,071,174
Dexus Property Group	8,391,804	10,695,992
Fortescue Metals Group Ltd.[b]	3,580,482	23,588,860
Foster’s Group Ltd.	5,464,614	26,307,242
Goodman Fielder Ltd.	3,713,034	4,732,544
Goodman Group	4,493,618	12,306,294
GPT Group	6,220,476	9,321,309
Harvey Norman Holdings Ltd.	1,646,117	5,259,429
Incitec Pivot Ltd.	168,583	23,174,219
Insurance Australia Group Ltd.	5,272,361	18,026,012
James Hardie Industries NV	1,386,799	5,577,434
John Fairfax Holdings Ltd.	3,569,962	8,669,953
Leighton Holdings Ltd.	402,916	16,138,563

Security	Shares	Value
Leighton Holdings Ltd. Entitlement[c]	29,108	$279,757
Lend Lease Corp. Ltd.	1,050,948	8,733,987
Lion Nathan Ltd.	749,813	5,766,449
Macquarie Airports	1,919,637	5,290,212
Macquarie Group Ltd.[a]	785,581	29,794,925
Macquarie Infrastructure Group[a]	6,965,818	13,137,728
Macquarie Office Trust	7,048,926	6,313,356
Metcash Ltd.	2,170,687	7,365,419
Mirvac Group	3,042,910	7,573,401
National Australia Bank Ltd.	4,651,155	98,136,580
Newcrest Mining Ltd.	1,284,229	30,303,798
OneSteel Ltd.	2,328,602	13,716,882
Orica Ltd.	1,005,481	21,578,732
Origin Energy Ltd.	2,483,772	34,545,245
OZ Minerals Ltd.	8,636,951	13,016,749
Paladin Energy Ltd.[a,b]	1,574,844	7,906,970
Perpetual Ltd.[a]	116,509	4,499,136
Qantas Airways Ltd.	2,698,906	7,856,127
QBE Insurance Group Ltd.	2,512,702	51,826,338
Rio Tinto Ltd.	814,057	89,385,901
Santos Ltd.	1,673,469	28,967,949
Sims Group Ltd.	435,002	12,887,056
Sonic Healthcare Ltd.	911,821	11,370,568
St. George Bank Ltd.	1,570,636	41,092,952
Stockland Corp. Ltd.	4,157,504	18,868,932
Suncorp-Metway Ltd.	2,634,208	25,907,183
Tabcorp Holdings Ltd.	1,473,852	10,865,048
Tatts Group Ltd.	3,270,142	7,406,728
Telstra Corp. Ltd.	12,319,447	46,151,359
Toll Holdings Ltd.	1,777,880	10,656,528
Transurban Group[a]	3,296,968	15,417,664
Wesfarmers Ltd.	1,804,969	47,876,731
Wesfarmers Ltd. Partially Protected	420,800	11,447,994
Westfield Group	5,030,927	74,911,248
Westpac Banking Corp.	5,337,059	108,242,281
Woodside Petroleum Ltd.	1,373,123	74,558,739
Woolworths Ltd.	3,453,979	84,358,712
WorleyParsons Ltd.	436,054	13,917,131

		2,124,302,063

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
HONG KONG – 21.79%
ASM Pacific Technology Ltd.	657,500	$4,464,909
Bank of East Asia Ltd.	4,208,000	16,794,798
BOC Hong Kong (Holdings) Ltd.	10,914,500	24,472,757
C C Land Holdings Ltd.	1,841,000	785,487
Cathay Pacific Airways Ltd.[a]	3,419,000	6,378,249
Cheung Kong (Holdings) Ltd.[a]	3,945,000	56,712,771
Cheung Kong Infrastructure Holdings Ltd.[a]	1,315,000	5,728,563
Chinese Estates Holdings Ltd.	2,630,000	3,699,978
CITIC International Financial Holdings Ltd.[a,b]	6,575,000	5,307,345
CLP Holdings Ltd.	5,654,500	46,005,413
Esprit Holdings Ltd.[a]	3,024,500	25,188,827
Foxconn International Holdings Ltd.[b]	5,260,000	3,949,339
Genting International PLC[a,b]	8,679,000	3,129,779
Hang Lung Development Co. Ltd.	2,367,000	10,159,774
Hang Lung Properties Ltd.	6,049,736	19,378,378
Hang Seng Bank Ltd.[a]	2,182,900	43,379,710
Henderson Land Development Co. Ltd.	2,893,056	17,607,247
Hong Kong Aircraft Engineering Co. Ltd.	105,200	1,177,388
Hong Kong and China Gas Co. Ltd. (The)[a]	11,598,661	26,185,132
Hong Kong Exchanges and Clearing Ltd.[a]	2,923,500	38,207,117
Hongkong Electric Holdings Ltd.	3,945,000	25,146,705
Hopewell Holdings Ltd.[a]	1,841,000	7,064,666
Hutchison Telecommunications International Ltd.[b]	5,260,000	6,570,999
Hutchison Whampoa Ltd.	6,343,000	59,287,210
Hysan Development Co. Ltd.	1,841,000	5,071,463
Kerry Properties Ltd.	1,841,000	8,869,163
Kingboard Chemical Holdings Co. Ltd.	1,709,500	7,742,826
Lee & Man Paper Manufacturing Ltd.	1,052,000	1,058,099
Li & Fung Ltd.[a]	6,313,600	19,455,086

Security	Shares	Value
Link REIT (The)[a]	6,312,000	$14,896,959
Mongolia Energy Corp. Ltd.[a,b]	9,205,000	8,550,722
MTR Corp. Ltd.[a]	4,208,000	13,640,719
New World Development Co. Ltd.	7,101,941	10,919,413
Noble Group Ltd.[a]	4,261,400	5,845,583
NWS Holdings Ltd.[a]	2,367,000	5,252,755
Orient Overseas International Ltd.[a]	597,000	2,061,456
Pacific Basin Shipping Ltd.	4,471,000	6,129,562
PCCW Ltd.[a]	11,835,845	7,430,813
Shangri-La Asia Ltd.	3,682,000	7,104,766
Shun Tak Holdings Ltd.[a]	3,156,000	1,843,923
Sino Land Co. Ltd.	4,734,000	8,382,572
Sun Hung Kai Properties Ltd.	3,945,000	54,387,649
Swire Pacific Ltd. Class Aa	2,367,000	23,807,233
Television Broadcasts Ltd.[a]	1,052,000	5,897,050
Wharf Holdings Ltd. (The)	3,945,000	14,405,650
Wheelock and Co. Ltd.[a]	2,367,000	5,653,080
Wing Hang Bank Ltd.	526,000	6,004,882
Wing Lung Bank Ltd.[a]	236,700	4,518,825
Yue Yuen Industrial Holdings Ltd.[a]	1,972,500	5,496,893

		711,209,683

NEW ZEALAND – 0.96%
Auckland International Airport Ltd.	2,816,993	4,201,021
Contact Energy Ltd.	749,550	4,407,985
Fletcher Building Ltd.	1,390,218	7,315,057
Sky City Entertainment Group Ltd.	1,349,716	3,418,048
Telecom Corp. of New Zealand Ltd.	5,142,439	11,829,057

		31,171,168

SINGAPORE – 11.34%
Ascendas Real Estate Investment Trust[a]	2,894,000	4,706,523
CapitaCommercial Trust[a]	2,630,000	3,161,393
CapitaLand Ltd.	4,997,000	15,475,948
CapitaMall Trust Management Ltd.	3,156,622	6,138,031
City Developments Ltd.	1,330,000	9,780,449

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
ComfortDelGro Corp. Ltd.	5,523,000	$5,896,928
COSCO Corp. (Singapore) Ltd.	2,631,104	4,278,974
DBS Group Holdings Ltd.	3,156,000	40,346,813
Fraser and Neave Ltd.	2,630,150	8,164,298
Golden Agri-Resources Ltd.	14,202,000	6,426,926
Jardine Cycle & Carriage Ltd.	369,000	4,654,736
Keppel Corp. Ltd.	3,419,000	24,030,306
Keppel Land Ltd.[a]	1,053,000	2,888,909
Neptune Orient Lines Ltd.[a]	1,340,000	2,141,347
Olam International Ltd.[a]	3,419,600	5,101,896
Oversea-Chinese Banking Corp.	7,364,600	42,128,064
Parkway Holdings Ltd.[a]	2,564,968	4,062,598
SembCorp Industries Ltd.	2,893,240	8,510,432
SembCorp Marine Ltd.	2,421,200	6,505,611
Singapore Airlines Ltd.	1,578,800	16,990,869
Singapore Exchange Ltd.[a]	2,367,000	10,627,859
Singapore Press Holdings Ltd.	4,471,517	13,026,445
Singapore Technologies Engineering Ltd.	3,682,000	7,341,870
Singapore Telecommunications Ltd.	22,881,328	57,112,313
United Overseas Bank Ltd.	3,419,000	45,933,180
UOL Group Ltd.	1,315,000	2,696,482
Venture Corp. Ltd.[a]	789,695	5,606,179
Wilmar International Ltd.[a]	2,367,000	6,359,979

		370,095,358

TOTAL COMMON STOCKS (Cost: $2,879,248,079)		3,236,778,272

SHORT-TERM INVESTMENTS – 6.89%

MONEY MARKET FUNDS – 6.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[d,e]	148,137	148,137
BGI Cash Premier Fund LLC 2.63%[d,e,f]	224,812,783	224,812,783

		224,960,920

TOTAL SHORT-TERM INVESTMENTS
(Cost: $224,960,920)		224,960,920

Value
TOTAL INVESTMENTS IN SECURITIES – 106.06% (Cost: $3,104,208,999)	$3,461,739,192

Other Assets, Less Liabilities – (6.06)%	(197,768,039)

NET ASSETS – 100.00%	$3,263,971,153

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.31%

AGRICULTURE – 3.35%
Golden Agri-Resources Ltd.	55,513,000	$25,121,669
Wilmar International Ltd.[a]	9,037,000	24,281,846

		49,403,515

AIRLINES – 4.30%
Singapore Airlines Ltd.[a]	5,904,467	63,543,212

		63,543,212

BANKS – 34.11%
DBS Group Holdings Ltd.	12,345,000	157,820,470
Oversea-Chinese Banking Corp.	27,111,000	155,084,313
United Overseas Bank Ltd.	14,206,000	190,853,102

		503,757,885

BEVERAGES – 2.71%
Fraser and Neave Ltd.	12,910,000	40,074,173

		40,074,173

DISTRIBUTION & WHOLESALE – 1.33%
Jardine Cycle & Carriage Ltd.	1,551,000	19,565,027

		19,565,027

DIVERSIFIED FINANCIAL SERVICES – 2.78%
Singapore Exchange Ltd.[a]	9,136,000	41,020,753

		41,020,753

ELECTRONICS – 1.24%
Venture Corp. Ltd.	2,582,522	18,333,761

		18,333,761

ENGINEERING & CONSTRUCTION – 4.58%
SembCorp Industries Ltd.	11,619,000	34,177,154
Singapore Technologies Engineering Ltd.[a]	16,783,000	33,465,130

		67,642,284

FOOD – 1.30%
Olam International Ltd.[a]	12,913,000	19,265,639

		19,265,639

HEALTH CARE - SERVICES – 1.11%
Parkway Holdings Ltd.	10,349,533	16,392,402

		16,392,402

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 6.43%
Keppel Corp. Ltd.	9,989,000	$70,207,290
Noble Group Ltd.[a]	18,074,000	24,793,042

		95,000,332

MEDIA – 3.31%
Singapore Press Holdings Ltd.[a]	16,783,000	48,892,317

		48,892,317

REAL ESTATE – 9.40%
CapitaLand Ltd.	18,344,000	56,812,247
City Developments Ltd.	5,464,000	40,180,732
Genting International PLC[a,b]	32,275,000	11,638,855
Keppel Land Ltd.[a]	4,052,000	11,116,677
UOL Group Ltd.	6,455,000	13,236,344
Yanlord Land Group Ltd.	5,164,000	5,842,249

		138,827,104

REAL ESTATE INVESTMENT TRUSTS – 3.82%
Ascendas Real Estate Investment Trust	11,619,000	18,896,023
CapitaCommercial Trust[a]	10,328,000	12,414,778
CapitaMall Trust Management Ltd.	12,910,000	25,103,412

		56,414,213

SHIPBUILDING – 1.64%
SembCorp Marine Ltd.[a]	9,037,000	24,281,845

		24,281,845

TELECOMMUNICATIONS – 14.62%
Singapore Telecommunications Ltd.	86,497,568	215,899,887

		215,899,887

TRANSPORTATION – 3.28%
ComfortDelGro Corp. Ltd.[a]	21,947,000	23,432,894
COSCO Corp. (Singapore) Ltd.	10,328,000	16,796,464
Neptune Orient Lines Ltd.[a]	5,164,000	8,252,176

		48,481,534

TOTAL COMMON STOCKS (Cost: $1,650,731,042)		1,466,795,883

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 10.16%

MONEY MARKET FUNDS – 10.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	168,843	$168,843
BGI Cash Premier Fund LLC 2.63%[c,d,e]	149,885,088	149,885,088

		150,053,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,053,931)		150,053,931

TOTAL INVESTMENTS IN SECURITIES – 109.47% (Cost: $1,800,784,973)		1,616,849,814

Other Assets, Less Liabilities – (9.47)%		(139,881,323)

NET ASSETS – 100.00%		$1,476,968,491

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

BANKS – 12.26%
Absa Group Ltd.	602,756	$8,540,269
FirstRand Ltd.	5,583,732	11,929,980
Nedbank Group Ltd.	414,337	5,617,763
Standard Bank Group Ltd.	2,268,651	26,567,592

		52,655,604

BUILDING MATERIALS – 1.09%
Pretoria Portland Cement Co. Ltd.	1,061,060	4,691,431

		4,691,431

DIVERSIFIED FINANCIAL SERVICES – 3.03%
African Bank Investments Ltd.	1,486,331	5,366,863
Investec Ltd.	369,985	2,768,178
RMB Holdings Ltd.	1,432,123	4,876,700

		13,011,741

ELECTRONICS – 0.61%
Reunert Ltd.	348,733	2,636,399

		2,636,399

ENGINEERING & CONSTRUCTION – 3.46%
Aveng Ltd.	796,873	6,864,187
Murray & Roberts Holdings Ltd.	589,589	7,978,564

		14,842,751

FOOD – 2.52%
Shoprite Holdings Ltd.	858,473	5,138,383
Tiger Brands Ltd.	323,400	5,703,606

		10,841,989

FOREST PRODUCTS & PAPER – 1.04%
Sappi Ltd.	426,965	4,486,181

		4,486,181

HEALTH CARE - PRODUCTS – 0.71%
Aspen Pharmacare Holdings Ltd.[a]	501,655	3,051,608

		3,051,608

HEALTH CARE - SERVICES – 0.57%
Network Healthcare Holdings Ltd.[a]	2,199,351	2,461,133

		2,461,133

HOLDING COMPANIES - DIVERSIFIED – 8.31%
Barloworld Ltd.	403,711	3,587,316
Bidvest Group Ltd.	516,054	7,654,944

Security	Shares	Value
Imperial Holdings Ltd.[a]	328,328	$2,306,979
Remgro Ltd.	910,217	22,141,774

		35,691,013

HOME FURNISHINGS – 1.19%
Steinhoff International Holdings Ltd.	2,131,514	5,117,131

		5,117,131

INSURANCE – 2.76%
Liberty Group Ltd.[a]	228,305	2,094,337
Sanlam Ltd.	4,224,913	9,763,437

		11,857,774

IRON & STEEL – 3.39%
ArcelorMittal South Africa Ltd.	397,628	9,416,518
Kumba Iron Ore Ltd.	156,464	5,130,468

		14,546,986

MEDIA – 4.45%
Naspers Ltd.	759,143	19,138,474

		19,138,474

MINING – 21.72%
African Rainbow Minerals Ltd.	229,999	7,781,105
Anglo Platinum Ltd.	141,295	17,907,203
AngloGold Ashanti Ltd.	548,779	14,888,315
Exxaro Resources Ltd.	243,859	3,649,040
Gold Fields Ltd.	1,229,613	11,359,751
Harmony Gold Mining Co. Ltd.[a]	679,756	5,970,337
Impala Platinum Holdings Ltd.	1,062,446	30,130,458
Northam Platinum Ltd.	235,312	1,644,222

		93,330,431

OIL & GAS – 15.29%
Sasol Ltd.	1,188,418	65,712,661

		65,712,661

PHARMACEUTICALS – 0.37%
Adcock Ingram Holdings Ltd.[a]	323,400	1,578,023

		1,578,023

RETAIL – 3.37%
Foschini Ltd.	427,504	2,364,129
Massmart Holdings Ltd.	397,166	4,299,692
Pick’n Pay Stores Ltd.	456,456	1,751,522
Truworths International Ltd.	848,617	3,442,943
Woolworths Holdings Ltd.	1,597,904	2,613,533

		14,471,819

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2008

Security	Shares	Value
TELECOMMUNICATIONS – 13.68%
MTN Group Ltd.	3,138,289	$48,446,909
Telkom South Africa Ltd.	568,491	10,312,394

		58,759,303

TOTAL COMMON STOCKS (Cost: $510,944,403)		428,882,452

SHORT-TERM INVESTMENTS – 0.00%

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[b,c]	5,654	5,654

		5,654

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,654)		5,654

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $510,950,057)		428,888,106

Other Assets, Less Liabilities – 0.18%		766,470

NET ASSETS – 100.00%		$429,654,576

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 97.57%

AGRICULTURE – 2.63%
KT&G Corp.	620,166	$52,283,257

		52,283,257

AIRLINES – 0.36%
Korean Air Co. Ltd.	200,642	7,149,334

		7,149,334

AUTO MANUFACTURERS – 3.45%
Hyundai Motor Co. Ltd.[a]	848,160	55,848,170
Kia Motors Corp.[a,b]	1,057,920	12,727,295

		68,575,465

AUTO PARTS & EQUIPMENT – 1.72%
Hankook Tire Co. Ltd.[a]	510,720	7,504,381
Hyundai Mobis	319,206	26,676,229

		34,180,610

BANKS – 7.57%
Daegu Bank	702,240	7,835,629
Industrial Bank of Korea	1,012,320	14,502,886
Kookmin Bank	1,860,489	102,344,835
Korea Exchange Bank	1,431,840	18,014,701
Pusan Bank	684,000	7,663,514

		150,361,565

BEVERAGES – 0.28%
Hite Brewery Co. Ltd.[b]	29,184	5,601,484

		5,601,484

CHEMICALS – 3.38%
DC Chemical Co. Ltd.[a]	67,840	18,534,668
Hanwha Chemical Corp.[a]	410,400	3,900,854
Honam Petrochemical Corp.	82,080	4,899,623
KCC Corp.[a]	27,360	9,020,332
Korea Zinc Co. Ltd.[a]	45,600	5,318,395
LG Chem Ltd.	291,845	25,488,529

		67,162,401

COMMERCIAL SERVICES – 0.25%
S1 Corp.	91,200	5,025,255

		5,025,255

COSMETICS & PERSONAL CARE – 0.55%
AmorePacific Corp.[a]	18,240	10,888,052

		10,888,052

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 3.20%
Daewoo International Corp.[a]	264,480	$7,918,127
Hanwha Corp.	246,240	8,423,584
Hyosung Corp.[a]	127,685	8,642,102
Samsung C&T Corp.[a]	738,720	32,394,048
SK Networks Co. Ltd.[a,b]	401,280	6,191,114

		63,568,975

DIVERSIFIED FINANCIAL SERVICES – 9.94%
Daewoo Securities Co. Ltd.[a]	684,000	10,364,588
Hana Financial Group Inc.	702,241	25,022,455
Hyundai Securities Co. Ltd.[a]	756,967	7,751,108
Korea Investment Holdings Co. Ltd.	218,885	7,236,532
Mirae Asset Securities Co. Ltd.[a]	118,564	9,799,578
Samsung Card Co. Ltd.[a]	200,645	7,370,558
Samsung Securities Co.[a]	273,600	15,000,386
Shinhan Financial Group Ltd.	1,860,480	85,173,044
Tong Yang Securities Inc.[a]	392,164	3,558,252
Woori Finance Holdings Co. Ltd.[a]	1,323,150	17,558,561
Woori Investment & Securities Co. Ltd.[a]	483,360	8,478,442

		197,313,504

ELECTRIC – 2.18%
Korea Electric Power Corp.[a]	1,422,720	43,247,343

		43,247,343

ELECTRICAL COMPONENTS & EQUIPMENT – 3.01%
LG Electronics Inc.[a]	519,846	48,456,579
LS Corp.[a]	100,320	7,351,948
Taihan Electric Wire Co. Ltd.[a]	136,800	4,001,359

		59,809,886

ELECTRONICS – 2.46%
LG Display Co. Ltd.[a]	983,510	24,431,945
Samsung Electro-Mechanics Co. Ltd.[a]	328,320	9,829,399
Samsung SDI Co. Ltd.[a,b]	191,520	14,651,131

		48,912,475

ENGINEERING & CONSTRUCTION – 3.98%
Daelim Industrial Co. Ltd.	155,040	9,696,229
Daewoo Engineering & Construction Co. Ltd.	995,034	10,691,430
Doosan Heavy Industries & Construction Co. Ltd.[a]	173,280	12,476,033

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2008

Security	Shares	Value
GS Engineering & Construction Corp.[a]	182,400	$14,238,222
Hanjin Heavy Industries & Construction Co. Ltd.[a]	173,296	4,822,177
Hyundai Engineering & Construction Co. Inc.[a]	273,608	14,171,633
Kumho Industrial Co. Ltd.[a]	127,680	1,735,388
Samsung Engineering Co. Ltd.	173,280	11,123,402

		78,954,514

ENVIRONMENTAL CONTROL – 0.41%
Woongjin Coway Co. Ltd.[a]	264,480	8,088,148

		8,088,148

FOOD – 0.66%
CJ CheilJedang Corp.[a,b]	41,040	8,970,080
Lotte Confectionery Co. Ltd.[a]	3,500	4,210,671

		13,180,751

GAS – 0.47%
Korea Gas Corp.	127,680	9,228,043

		9,228,043

HOLDING COMPANIES - DIVERSIFIED – 1.87%
GS Holdings Corp.	282,720	7,178,995
LG Corp.	519,841	29,932,988

		37,111,983

HOME BUILDERS – 0.65%
Hyundai Development Co.[a]	337,447	12,907,216

		12,907,216

HOUSEHOLD PRODUCTS & WARES – 0.48%
LG Household & Health Care Ltd.[a]	54,720	9,497,732

		9,497,732

INSURANCE – 2.20%
Dongbu Insurance Co. Ltd.	191,520	5,417,225
Samsung Fire & Marine Insurance Co. Ltd.	209,535	38,293,200

		43,710,425

INTERNET – 1.68%
LG Dacom Corp.	228,000	4,302,875
NHN Corp.[b]	211,584	29,146,478

		33,449,353

Security	Shares	Value
IRON & STEEL – 8.45%
Dongkuk Steel Mill Co. Ltd.	200,641	$7,223,002
Hyundai Steel Co.[a]	309,575	14,470,904
POSCO[a]	337,440	146,113,472

		167,807,378

LODGING – 0.53%
Kangwon Land Inc.[a]	592,802	10,452,565

		10,452,565

MACHINERY – 0.41%
Doosan Infracore Co. Ltd.[a]	419,520	8,186,978

		8,186,978

MANUFACTURING – 0.93%
Cheil Industries Inc.[a]	255,360	12,194,618
Doosan Corp.[a,b]	54,720	6,206,190

		18,400,808

MULTIPLE UTILITIES – 0.57%
KT Freetel Co. Ltd.[b]	428,640	11,277,928

		11,277,928

OIL & GAS – 3.04%
SK Corp.	191,524	19,259,691
SK Energy Co. Ltd.[a]	333,522	26,341,163
S-Oil Corp.[a]	246,240	14,676,257

		60,277,111

RETAIL – 3.16%
Hyundai Department Store Co. Ltd.	82,080	6,731,329
Lotte Shopping Co. Ltd.	54,725	14,976,628
Shinsegae Co. Ltd.[a]	82,080	41,006,080

		62,714,037

SEMICONDUCTORS – 16.61%
Hynix Semiconductor Inc.[a,b]	1,778,400	31,684,232
Samsung Electronics Co. Ltd.	611,040	289,555,184
Samsung Techwin Co. Ltd.[a]	300,960	8,678,615

		329,918,031

SHIPBUILDING – 5.36%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	528,960	16,977,823
Hyundai Heavy Industries Co. Ltd.[a]	228,000	50,147,856
Hyundai Mipo Dockyard Co. Ltd.	63,840	9,263,220

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2008

Security	Shares	Value
Samsung Heavy Industries Co. Ltd.[a]	893,760	$25,731,817
STX Shipbuilding Co. Ltd.[a]	255,360	4,361,921

		106,482,637

TELECOMMUNICATIONS – 3.90%
KT Corp.	528,291	21,735,179
KT Corp. SP ADR	456,000	9,284,160
LG Telecom Ltd.	738,723	6,492,404
SKTelecom Co. Ltd.	116,500	21,451,235
SKTelecom Co. Ltd. ADR	902,916	18,419,486

		77,382,464

TRANSPORTATION – 1.23%
Hanjin Shipping Co. Ltd.[a]	335,660	8,631,169
Korea Line Corp.[a]	36,500	5,933,052
STX Pan Ocean Co. Ltd.[a]	5,745,600	9,893,470

		24,457,691

TOTAL COMMON STOCKS (Cost: $1,672,604,892)		1,937,565,399

PREFERRED STOCKS – 2.34%

AUTO MANUFACTURERS – 0.26%
Hyundai Motor Co. Ltd.	209,760	5,201,139

		5,201,139

ELECTRICAL COMPONENTS & EQUIPMENT – 0.23%
LG Electronics Inc.	100,326	4,597,546

		4,597,546

SEMICONDUCTORS – 1.85%
Samsung Electronics Co. Ltd.	109,440	36,684,360

		36,684,360

TOTAL PREFERRED STOCKS (Cost: $61,296,309)		46,483,045

Security	Shares	Value
SHORT-TERM INVESTMENTS – 22.01%

MONEY MARKET FUNDS – 22.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	4,327,407	$4,327,407
BGI Cash Premier Fund LLC 2.63%[c,d,e]	432,708,302	432,708,302

		437,035,709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $437,035,709)		437,035,709

TOTAL INVESTMENTS IN SECURITIES – 121.92% (Cost: $2,170,936,910)		2,421,084,153

Other Assets, Less Liabilities – (21.92)%		(435,321,011)

NET ASSETS – 100.00%		$1,985,763,142

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.62%

AIRLINES – 0.38%
China Airlines[a]	13,332,588	$4,544,528
EVA Airways Corp.[a]	17,776,396	6,566,523

		11,111,051

APPAREL – 0.50%
Pou Chen Corp.	18,887,594	14,492,985

		14,492,985

AUTO MANUFACTURERS – 0.30%
China Motor Co. Ltd.	5,555,287	3,258,698
Yulon Motor Co. Ltd.	6,767,362	5,471,740

		8,730,438

AUTO PARTS & EQUIPMENT – 0.30%
Cheng Shin Rubber
Industry Co. Ltd.	6,666,084	8,919,676

		8,919,676

BANKS – 7.43%
Chang Hwa Commercial Bank Ltd.	35,552,446	21,193,036
Chinatrust Financial Holding Co. Ltd.	69,993,566	45,385,516
E.Sun Financial Holding Co. Ltd.	28,886,913	11,174,467
First Financial Holding Co. Ltd.	39,361,187	29,953,342
Hua Nan Financial Holdings Co. Ltd.	27,775,824	20,784,750
Mega Financial Holding Co. Ltd.	76,659,136	48,492,287
Taishin Financial Holdings Co. Ltd.	37,774,439	11,678,001
Taiwan Business Bank[a]	18,887,000	5,988,649
Taiwan Cooperative Bank Ltd.	29,997,650	22,209,561

		216,859,609

BUILDING MATERIALS – 1.69%
Asia Cement Corp.	15,554,618	17,311,405
Taiwan Cement Corp.	25,553,558	25,198,670
Taiwan Glass Industrial Corp.	8,888,196	6,679,252

		49,189,327

CHEMICALS – 7.25%
Eternal Chemical Co. Ltd.	6,666,066	5,146,766
Formosa Chemicals & Fibre Co.	25,553,393	44,158,156
Formosa Plastics Corp.	36,663,111	71,959,115
Nan Ya Plastic Corp.	45,551,447	71,711,248
Taiwan Fertilizer Co. Ltd.	5,996,000	18,574,710

		211,549,995

Security	Shares	Value
COMMERCIAL SERVICES – 0.13%
Taiwan Secom Co. Ltd.	2,222,610	$3,876,072

		3,876,072

COMPUTER SYSTEMS – 0.20%
Mosel Vitelic Inc.[a]	8,888,750	5,805,956

		5,805,956

COMPUTERS – 11.54%
Acer Inc.	23,331,516	46,976,701
Advantech Co. Ltd.	3,156,293	7,155,652
CMC Magnetics Corp.[a]	24,442,400	6,362,867
Compal Electronics Inc.	33,498,348	30,271,511
Firich Enterprises Co. Ltd.[a]	1,111,000	4,984,669
Foxconn Technology Co. Ltd.[a]	3,729,824	18,626,650
HTC Corp.	5,786,788	108,440,348
Innolux Display Corp.	17,116,912	28,222,444
Inotera Memories Inc.[a]	7,777,000	3,020,745
Inventec Co. Ltd.	13,332,652	7,884,265
Lite-On Technology Corp.	18,887,893	18,685,467
MiTAC International Corp.	10,404,584	5,888,827
Qisda Corp.	12,221,211	6,219,495
Quanta Computer Inc.	17,776,387	26,942,460
Wistron Corp.	11,659,396	17,005,904

		336,688,005

DIVERSIFIED FINANCIAL SERVICES – 3.75%
Fubon Financial Holding Co. Ltd.	38,885,000	32,981,602
KGI Securities Co. Ltd.	19,998,000	10,082,066
Polaris Securities Co. Ltd.	19,651,991	9,097,567
SinoPac Financial Holdings Co. Ltd.	55,550,193	19,463,176
Yuanta Financial Holding Co. Ltd.	65,549,076	37,827,167

		109,451,578

ELECTRICAL COMPONENTS & EQUIPMENT – 1.97%
Delta Electronics Inc.	13,609,648	36,809,658
Pacific Electric Wire & Cable Co. Ltd.[b]	986	–
Tatung Co. Ltd.[a]	33,330,120	12,259,160
Walsin Lihwa Corp.	24,442,069	8,525,042

		57,593,860

ELECTRONICS – 17.82%
Asia Optical Co. Inc.	1,123,048	2,047,538
ASUSTeK Computer Inc.	34,210,243	79,293,829
AU Optronics Corp.	65,549,884	79,084,694

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2008

Security	Shares	Value
Cheng Uei Precision Industry Co. Ltd.	2,336,325	$4,941,115
Chi Mei Optoelectronics Corp.	39,996,629	33,924,466
Chunghwa Picture Tubes Ltd.	65,549,105	13,800,687
HannStar Display Corp.	39,996,675	10,589,519
Hon Hai Precision Industry Co. Ltd.[a]	46,662,860	236,732,120
Kinsus Interconnect Technology Corp.	2,234,043	4,342,280
Nan Ya Printed Circuit Board Corp.	1,111,739	5,217,115
Pan-International Industrial Corp.[a]	3,333,000	6,129,558
Synnex Technology International Corp.	7,777,502	15,191,012
Tripod Technology Corp.	3,539,682	7,901,376
Unimicron Technology Corp.	7,856,794	8,818,901
Wintek Corp.	8,888,537	5,594,440
Ya Hsin Industrial Co. Ltd.[b]	6,845,461	22
Yageo Corp.	21,109,100	6,291,634

		519,900,306

ENERGY - ALTERNATE SOURCES – 0.26%
Motech Industries Inc.	1,338,408	7,638,831

		7,638,831

FOOD – 1.00%
Uni-President Enterprises Co.	26,833,908	29,183,938

		29,183,938

HOME FURNISHINGS – 0.25%
Teco Electric and Machinery Co. Ltd.	16,665,092	7,371,363

		7,371,363

INSURANCE – 4.31%
Cathay Financial Holding Co. Ltd.	54,439,200	104,949,691
Shin Kong Financial Holding Co. Ltd.	37,334,490	20,716,392

		125,666,083

INVESTMENT COMPANIES – 0.90%
China Development Financial Holding Co.	83,141,496	26,362,323

		26,362,323

Security	Shares	Value
IRON & STEEL – 4.00%
China Steel Corp.	82,214,484	$101,145,348
Feng Hsin Iron & Steel Co.	3,436,050	6,645,921
Tung Ho Steel Enterprise Corp.	6,666,000	8,835,018

		116,626,287

MANUFACTURING – 0.53%
Largan Precision Co. Ltd.	1,134,210	15,464,212

		15,464,212

METAL FABRICATE & HARDWARE – 0.52%
CatcherTechnology Co. Ltd.	4,444,119	15,077,707

		15,077,707

OIL & GAS – 0.92%
Formosa Petrochemical Corp.	11,110,000	26,808,009

		26,808,009

REAL ESTATE – 0.18%
Cathay Real Estate Development Co. Ltd.	7,777,493	3,316,865
Farglory Developers Co. Ltd.	1,112,000	2,073,232

		5,390,097

RETAIL – 0.63%
Far Eastern Department Stores Co. Ltd.	7,006,500	5,176,341
President Chain Store Corp.	4,449,640	13,163,530

		18,339,871

SEMICONDUCTORS – 23.80%
Advanced Semiconductor Engineering Inc.	38,885,371	28,481,580
Epistar Corp.	4,490,047	8,115,057
Everlight Electronics Co. Ltd.	2,271,592	5,438,049
Macronix International Co. Ltd.	25,809,636	10,352,334
MediaTek Inc.	8,137,970	94,570,550
Nanya Technology Corp.[a]	23,331,690	7,915,819
Novatek Microelectronics Corp. Ltd.	4,487,980	9,733,586
Powerchip Semiconductor Corp.[a]	67,771,901	12,012,332
Powertech Technology Inc.	4,899,915	15,381,178
ProMOS Technologies Inc.[a]	49,995,000	6,864,048
Realtek Semiconductor Corp.	3,400,595	6,954,733
RichtekTechnology Corp.	1,224,700	10,212,953

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2008

Security	Shares	Value
Siliconware Precision Industries Co. Ltd.	25,553,214	$35,447,812
Sino-American Silicon Products Inc.	1,489,045	6,775,254
Taiwan Semiconductor Manufacturing Co. Ltd.	191,092,323	356,881,789
Transcend Information Inc.	2,226,000	5,872,382
United Microelectronics Corp.	121,099,501	51,069,293
Vanguard International Semiconductor Corp.	7,817,416	4,189,052
Via Technologies Inc.[a]	7,777,861	5,400,950
WaferWorks Corp.	2,289,152	7,766,481
Winbond Electronics Corp.[a]	27,775,280	5,037,561

		694,472,793

TELECOMMUNICATIONS – 6.06%
Chunghwa Telecom Co. Ltd.[a]	43,329,709	108,125,059
Compal Communications Inc.	2,333,810	3,218,997
D-Link Corp.	4,535,743	5,515,434
Far EasTone Telecommunications Co. Ltd.	14,443,259	21,066,330
Inventec Appliances Corp.	2,455,080	3,884,472
Taiwan Cellular Corp.	16,665,677	29,962,074
Zinwell Corp.	2,635,740	5,014,408

		176,786,774

TEXTILES – 1.02%
Far Eastern Textile Ltd.	24,934,195	23,085,754
Formosa Taffeta Co. Ltd.	8,888,515	6,764,042

		29,849,796

TRANSPORTATION – 0.98%
Evergreen Marine Corp. Ltd.	9,999,467	5,707,096
U-Ming Marine Transport Corp.	4,444,800	11,810,332
Wan Hai Lines Ltd.	10,507,433	5,730,479
Yang Ming Marine Transport Corp.	10,999,305	5,370,959

		28,618,866

TOTAL COMMON STOCKS (Cost: $2,735,551,224)		2,877,825,808

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.29%

MONEY MARKET FUNDS – 0.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	8,301,828	$8,301,828

		8,301,828

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,301,828)		8,301,828

TOTAL INVESTMENTS IN SECURITIES – 98.91% (Cost: $2,743,853,052)		2,886,127,636

Other Assets, Less Liabilities – 1.09%		31,880,160

NET ASSETS – 100.00%		$2,918,007,796

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.35%

AGRICULTURE – 0.80%
Charoen Pokphand Foods PCL NVDR	4,104,000	$467,453

		467,453

AUTO PARTS & EQUIPMENT – 0.17%
Thai Stanley Electric PCL NVDR	28,500	99,883

		99,883

BANKS – 30.15%
Bangkok Bank PCL NVDR	1,842,000	6,294,217
Bank of Ayudhya PCL NVDR[a]	3,573,000	2,139,209
Kasikornbank PCL NVDR	2,133,000	4,485,280
Kiatnakin Bank PCL NVDR	249,000	143,262
Krung Thai Bank PCL NVDR	3,375,000	749,124
Siam City Bank PCL NVDR[a]	630,000	259,433
Siam Commercial Bank PCL NVDR	1,083,000	2,482,929
Tisco Bank PCL NVDR	327,000	172,859
TMB Bank PCL NVDR[a]	24,477,000	836,393

		17,562,706

BUILDING MATERIALS – 3.98%
Siam Cement PCL NVDR	468,000	2,255,257
TPI Polene PCL NVDR	528,000	64,458

		2,319,715

CHEMICALS – 3.65%
Indorama Polymers PCL NVDR	540,200	152,247
IRPC PCL NVDR	12,144,000	1,454,159
PTT Chemical PCL NVDR	24,000	52,921
Thai Plastic & Chemical PCL NVDR	783,000	466,507

		2,125,834

COAL – 4.05%
Banpu PCL NVDR	207,000	2,357,769

		2,357,769

COMMERCIAL SERVICES – 0.37%
Bangkok Expressway PCL NVDR	414,000	214,013

		214,013

COMPUTERS – 0.53%
CalComp Electronics Thailand PCL NVDR	2,334,000	310,837

		310,837

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 0.93%
Kim Eng Securities (Thailand) PCL NVDR	351,000	$168,119
Phatra Securities PCL NVDR	123,000	104,176
Thanachart Capital PCL NVDR	789,000	271,910

		544,205

ELECTRIC – 2.04%
Glow Energy PCL NVDR	684,000	579,322
Ratchaburi Electricity Generating Holding PCL NVDR	543,000	606,593

		1,185,915

ELECTRONICS – 1.20%
Delta Electronics Thai PCL NVDR	675,000	344,991
Hana Microelectronics PCL NVDR	675,000	352,877

		697,868

ENGINEERING & CONSTRUCTION – 1.75%
Airports of Thailand PCL NVDR	636,000	705,841
CH Karnchang PCL NVDR	348,400	46,196
Italian-Thai Development PCL NVDR	2,007,000	268,460

		1,020,497

ENTERTAINMENT – 0.36%
Major Cineplex Group PCL NVDR	561,000	208,081

		208,081

FOOD – 1.29%
Khon Kaen Sugar Industry PCL NVDR	939,000	245,445
Thai Union Frozen Products PCL NVDR	375,000	203,709
Thai Vegetable Oil PCL NVDR	486,000	302,331

		751,485

HEALTH CARE - SERVICES – 1.43%
Bangkok Dusit Medical Service PCL NVDR	312,000	332,593
Bumrungrad Hospital PCL NVDR	456,000	499,416

		832,009

HOME BUILDERS – 1.37%
Asian Property Development PCL NVDR	1,119,000	176,478
Land and Houses PCL NVDR	3,210,000	623,438

		799,916

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
HOME FURNISHINGS – 0.27%
Live Inc. PCL NVDR[a]	1,230,700	$158,151

		158,151

IRON & STEEL – 1.46%
G Steel PCL NVDR	8,217,000	309,577
Sahaviriya Steel Industries PCL NVDR	7,329,000	203,346
Tata Steel Thailand PCL NVDR	4,188,300	236,081
Thainox Stainless PCL NVDR	2,874,700	100,749

		849,753

MEDIA – 1.51%
BEC World PCL NVDR	1,242,000	812,523
MCOT PCL NVDR	102,000	67,623

		880,146

OIL & GAS – 25.04%
PTT Exploration & Production PCL NVDR	1,307,800	5,691,069
PTT PCL NVDR	904,900	7,029,890
Thai Oil PCL NVDR	1,281,000	1,861,266

		14,582,225

REAL ESTATE – 3.68%
Amata Corp. PCL NVDR	663,000	212,997
Bangkok Land PCL NVDR[a]	10,482,000	137,760
Central Pattana PCL NVDR	816,000	486,168
Erawan Group PCL (The) NVDR	417,200	41,428
Hemaraj Land and Development PCL NVDR	5,649,000	194,679
LPN Development PCL NVDR	669,000	96,911
MBK PCL NVDR	108,000	216,063
Preuksa Real Estate PCL NVDR	1,077,000	239,054
Quality House PCL NVDR	5,292,000	279,747
Rojana Industrial Park PCL NVDR	210,300	73,703
Ticon Industrial Connection PCL NVDR	375,000	162,091

		2,140,601

RETAIL – 4.79%
CP All PCL NVDR	2,907,000	916,928
Home Product Center PCL NVDR	248,700	34,283
PTT Aromatics & Refining PCL NVDR	2,106,000	1,328,551

Security	Shares	Value
Robinson Department Store PCL NVDR	591,000	$176,057
Siam Makro PCL NVDR	135,000	335,134

		2,790,953

TELECOMMUNICATIONS – 7.04%
Advanced Info Service PCL NVDR	1,047,000	2,721,466
Thaicom PCL NVDR[a]	546,000	91,691
Total Access Communication PCL NVDR	927,200	1,117,027
True Corp. PCL NVDR[a]	2,202,000	169,780

		4,099,964

TRANSPORTATION – 1.49%
Precious Shipping PCL NVDR	516,000	296,881
Regional Container Lines PCL NVDR	258,000	122,821
Thoresen Thai Agencies PCL NVDR	408,000	449,825

		869,527

TOTAL COMMON STOCKS (Cost: $78,922,333)		57,869,506

WARRANTS – 0.00%

REAL ESTATE – 0.00%
Bangkok Land PCL NVDR (Expires 5/2/13)[b]	1,083,411	3

		3

TOTAL WARRANTS (Cost: $0)		3

SHORT-TERM INVESTMENTS – 0.18%

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	106,946	106,946

		106,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,946)		106,946

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

August 31, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 99.53% (Cost: $79,029,279)	$57,976,455

Other Assets, Less Liabilities – 0.47%	271,822

NET ASSETS – 100.00%	$58,248,277

NVDR – Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.88%

AEROSPACE & DEFENSE – 0.22%
Aselsan Elektronik Sanayi ve Ticaret ASa	79,878	$326,943

		326,943

AIRLINES – 0.71%
Turk Hava Yollari Anonim Ortakligi[b]	196,513	1,080,198

		1,080,198

AUTO MANUFACTURERS – 2.03%
Ford Otomotiv Sanayi AS	216,053	1,680,920
Otokar Otobus Karoseri Sanayi AS	20,484	252,910
Tofas Turk Otomobil Fabrikasi AS	342,151	1,157,382

		3,091,212

BANKS – 38.32%
Akbank TAS[a]	2,292,806	11,924,530
Albaraka Turk Katilim Bankasi AS	260,016	760,808
Asya Katilim Bankasi ASb	1,001,685	2,202,436
Sekerbank TAS[a]	367,441	705,362
Tekstil Bankasi ASa,b	253,542	381,653
Tekstil Bankasi AS New[a,c]	22,587	34,000
Turk Ekonomi Bankasi ASb	422,206	535,568
Turkiye Garanti Bankasi ASa,b	5,355,500	16,123,112
Turkiye Halk Bankasi ASa	855,919	4,777,222
Turkiye Is Bankasi ASa	2,440,294	11,762,939
Turkiye Vakiflar Bankasi TAO	2,051,353	3,920,556
Yapi ve Kredi Bankasi ASa,b	2,280,751	5,130,484

		58,258,670

BEVERAGES – 4.79%
Anadolu Efes Biracilik ve Malt Sanayii ASa	555,707	6,015,264
Coca-Cola Icecek AS	138,520	1,265,130

		7,280,394

BUILDING MATERIALS – 1.76%
Adana Cimento Sanayi TAS Class A	122,497	470,306
Akcansa Cimento Sanayi ve Ticaret AS	140,656	554,298
Bolu Cimento Sanayii AS	228,694	328,778
Cimsa Cimento Sanayi ve Ticaret ASa	146,285	711,322

Security	Shares	Value
Mardin Cimento Sanayii ve Ticaret AS	142,509	$602,575

		2,667,279

CHEMICALS – 0.92%
Aksa Akrilik Kimya Sanayii ASb	166,866	286,459
Petkim Petrokimya Holding ASa,b	242,281	1,116,644

		1,403,103

COMMERCIAL SERVICES – 0.60%
Ihlas Holding ASa,b	1,044,696	538,913
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	95,362	370,964

		909,877

DISTRIBUTION & WHOLESALE – 0.32%
Aygaz ASa,b	178,298	479,482

		479,482

DIVERSIFIED FINANCIAL SERVICES – 0.47%
Finans Finansal Kiralama ASb	55,348	203,138
Turkiye Sinai Kalkinma Bankasi ASa,b	546,258	512,766

		715,904

ELECTRIC – 0.86%
Akenerji Elektrik Uretim ASb	80,330	740,463
Zorlu Enerji Elektrik Uretim ASb	130,964	564,834

		1,305,297

ENGINEERING & CONSTRUCTION – 4.66%
Enka Insaat ve Sanayi AS	590,093	5,289,629
TAV Havalimanlari Holding ASa,b	290,812	1,795,288

		7,084,917

FOOD – 4.50%
BIM Birlesik Magazalar AS	113,448	4,413,199
Migros Turk TAS	80,992	1,479,431
Tat Konserve Sanayii ASa,b	193,320	408,710
Ulker Biskuvi Sanayi ASa	209,092	541,075

		6,842,415

HOLDING COMPANIES - DIVERSIFIED – 8.39%
Alarko Holding ASa	391,741	874,585
Dogan Sirketler Grubu Holdings ASb	1,447,407	2,117,560
Haci Omer Sabanci Holding AS	1,104,379	4,669,679
KOC Holding ASa,b	575,890	2,016,225

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

August 31, 2008

Security	Shares	Value
Tekfen Holding ASa	319,058	$2,212,495
Yazicilar Holding AS	128,011	866,036

		12,756,580

HOME FURNISHINGS – 1.28%
Arcelik ASa	212,469	830,111
Vestel Beyaz Esya Sanayi ve Ticaret ASa	213,218	692,395
Vestel Elektronik Sanayi ve Ticaret ASb	260,194	426,872

		1,949,378

HOUSEWARES – 0.85%
Anadolu Cam Sanayii ASb	206,499	364,975
Turk Sise ve Cam Fabrikalari ASb	684,808	932,381

		1,297,356

INSURANCE – 1.99%
Aksigorta AS	303,516	1,309,033
Anadolu Anonim Turk Sigorta Sirketi	487,501	523,574
Anadolu Hayat Emeklilik ASa	85,383	225,281
Yapi Kredi Sigorta ASa	75,589	965,238

		3,023,126

IRON & STEEL – 7.33%
Eregli Demir ve Celik Fabrikalari TAS[a]	1,419,956	9,606,471
Izmir Demir Celik Sanayi AS	75,927	192,627
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Ab	399,513	402,047
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	992,167	939,727

		11,140,872

MACHINERY – 0.34%
Turk Traktor ve Ziraat Makineleri AS	58,246	522,121

		522,121
MEDIA – 1.25%
Dogan Gazetecilik ASa,b	103,710	217,507
Dogan Yayin Holding ASb	524,216	882,190
Hurriyet Gazetecilik ve Matbaacilik ASa,b	564,657	802,219

		1,901,916

MISCELLANEOUS - MANUFACTURING – 0.35%
Trakya Cam Sanayii ASa,b	386,922	530,076

		530,076

Security	Shares	Value
OIL & GAS – 4.61%
Tupras-Turkiye Petrol Rafinerileri AS	295,916	$7,006,891

		7,006,891

PHARMACEUTICALS – 0.95%
Deva Holding ASa,b	41,825	424,440
Eczacibasi Ilac Sanayi ve Ticaret AS	439,533	501,792
Selcuk Ecza Deposu Ticaret ve Sanayi ASa	368,363	513,995

		1,440,227

REAL ESTATE INVESTMENT TRUSTS – 0.77%
Is Gayrimenkul Yatirim Ortakligi ASa	479,210	457,934
Sinpas Gayrimenkul Yatirim Ortakligi ASb	187,414	713,203

		1,171,137

RETAIL – 0.79%
Dogus Otomotiv Servis ve Ticaret AS	132,489	441,443
Turcas Petrolculuk ASa	164,314	764,253

		1,205,696

TELECOMMUNICATIONS – 10.82%
Turk Telekomunikasyon ASb	1,375,300	4,931,308
Turkcell Iletisim Hizmetleri AS	1,712,392	11,512,487

		16,443,795

TOTAL COMMON STOCKS (Cost: $150,579,372)		151,834,862

SHORT-TERM INVESTMENTS – 13.57%

MONEY MARKET FUNDS – 13.57%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[d,e]	122,540	122,540
BGI Cash Premier Fund LLC 2.63%[d,e,f]	20,506,414	20,506,414

		20,628,954

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,628,954)		20,628,954

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

August 31, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 113.45% (Cost: $171,208,326)	$172,463,816

Other Assets, Less Liabilities – (13.45)%	(20,442,536)

NET ASSETS – 100.00%	$152,021,280

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

88	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2008

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	BRIC Index Fund	Canada Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,243,314,855	$4,860,766,047	$199,151,152	$2,123,185,356
Affiliated issuers (Note 2)	19,277,588	12,784,357	4,161,538	198,232

Total cost of investments	$1,262,592,443	$4,873,550,404	$203,312,690	$2,123,383,588

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,046,706,534	$7,206,320,412	$160,590,382	$2,065,334,298
Affiliated issuers (Note 2)	19,277,588	12,784,357	4,161,538	198,232

Total value of investments	1,065,984,122	7,219,104,769	164,751,920	2,065,532,530
Foreign currencies, at value[b]	1,053,408	9,394,847	110,012	5,461,926
Receivables:
Investment securities sold	4,105,754	39,075,653	251,051	2,182,521
Due from custodian (Note 4)	–	–	217,794	–
Dividends and interest	10,038,102	21,717,228	387,140	2,772,063

Total Assets	1,081,181,386	7,289,292,497	165,717,917	2,075,949,040

LIABILITIES
Payables:
Investment securities purchased	2,351,482	39,629,787	468,861	3,959,480
Collateral for securities on loan (Note 5)	19,242,020	3,430,000	4,059,736	–
Investment advisory fees (Note 2)	495,638	3,972,708	97,773	928,665

Total Liabilities	22,089,140	47,032,495	4,626,370	4,888,145

NET ASSETS	$1,059,092,246	$7,242,260,002	$161,091,547	$2,071,060,895

Net assets consist of:
Paid-in capital	$1,297,104,580	$4,852,290,569	$200,457,654	$2,160,658,810
Undistributed net investment income	9,698,082	96,234,801	873,068	9,982,399
Accumulated net realized loss	(50,929,049)	(51,785,513)	(1,678,000)	(41,637,154)
Net unrealized appreciation (depreciation)on investments and translation of assets and liabilities in foreign currencies	(196,781,367)	2,345,520,145	(38,561,175)	(57,943,160)

NET ASSETS	$1,059,092,246	$7,242,260,002	$161,091,547	$2,071,060,895

Shares outstanding[c]	44,200,000	98,850,000	3,650,000	67,800,000

Net asset value per share	$23.96	$73.27	$44.13	$30.55

[a]	Securities on loan with market values of $18,690,681, $3,252,375, $3,878,420 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,049,314, $9,441,940, $110,075 and $5,551,543, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million, 500 million, 500 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2008

	iShares MSCI
	Chile Investable Market Index Fund	Hong Kong Index Fund	Israel Capped Investable Market Index Fund	Japan Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$83,617,616	$2,018,674,887	$228,160,996	$36,533,026
Affiliated issuers (Note 2)	119,715	331,854,267	10,273,692	558,967

Total cost of investments	$83,737,331	$2,350,529,154	$238,434,688	$37,091,993

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$76,085,142	$1,668,946,889	$203,761,297	$34,536,454
Affiliated issuers (Note 2)	119,715	331,854,267	10,273,692	558,967

Total value of investments	76,204,857	2,000,801,156	214,034,989	35,095,421
Foreign currencies, at value[b]	–	2,059,303	206,798	29,143
Receivables:
Investment securities sold	1,297,760	–	5,605,546	–
Due from custodian (Note 4)	–	–	696,079	–
Dividends and interest	12,807	3,946,626	256,275	41,232

Total Assets	77,515,424	2,006,807,085	220,799,687	35,165,796

LIABILITIES
Payables:
Investment securities purchased	1,315,896	–	6,361,271	–
Collateral for securities on loan (Note 5)	–	330,869,554	10,089,250	556,373
Capital shares redeemed	–	–	40,416	–
Investment advisory fees (Note 2)	41,349	753,133	107,718	15,491

Total Liabilities	1,357,245	331,622,687	16,598,655	571,864

NET ASSETS	$76,158,179	$1,675,184,398	$204,201,032	$34,593,932

Net assets consist of:
Paid-in capital	$85,331,722	$2,086,014,179	$229,229,942	$36,663,666
Undistributed net investment income	94,220	6,974,052	386,993	29,166
Accumulated net realized loss	(1,735,545)	(68,078,763)	(1,018,592)	(102,418)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(7,532,218)	(349,725,070)	(24,397,311)	(1,996,482)

NET ASSETS	$76,158,179	$1,675,184,398	$204,201,032	$34,593,932

Shares outstanding[c]	1,700,000	105,525,000	4,200,000	800,000

Net asset value per share	$44.80	$15.87	$48.62	$43.24

[a]	Securities on loan with market values of $–, $314,775,064, $9,515,833 and $527,518, respectively. See Note 5.
[b]	Cost of foreign currencies: $–, $2,058,494, $206,863 and $29,298, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million, 250 million, 500 million and 500 million, respectively.

See notes to financial statements.

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2008

	iShares MSCI
	Malaysia Index Fund	Mexico Investable Market Index Fund	Pacific ex-Japan Index Fund		Singapore Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$313,156,408	$1,174,769,257	$2,879,248,079		$1,650,731,042
Affiliated issuers (Note 2)	318	30,924,616	224,960,920		150,053,931

Total cost of investments	$313,156,726	$1,205,693,873	$3,104,208,999		$1,800,784,973

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$471,698,252	$954,510,521	$3,236,778,272		$1,466,795,883
Affiliated issuers (Note 2)	318	30,924,616	224,960,920		150,053,931

Total value of investments	471,698,570	985,435,137	3,461,739,192		1,616,849,814
Foreign currencies, at value[b]	2,074,328	1,042,547	4,009,172		7,042,448
Receivables:
Investment securities sold	7,897,146	56,546	761,675		–
Dividends and interest	612,073	411,377	23,979,433		8,677,846

Total Assets	482,282,117	986,945,607	3,490,489,472		1,632,570,108

LIABILITIES
Payables:
Investment securities purchased	1,487,878	–	–		5,021,216
Securities related to in-kind transactions (Note 4)	–	56,546	–		–
Collateral for securities on loan (Note 5)	–	30,750,881	224,812,783		149,885,088
Capital shares redeemed	7,471,625	–	316,711		–
Investment advisory fees (Note 2)	231,848	453,844	1,388,825		695,313

Total Liabilities	9,191,351	31,261,271	226,518,319		155,601,617

NET ASSETS	$473,090,766	$955,684,336	$3,263,971,153		$1,476,968,491

Net assets consist of:
Paid-in capital	$400,864,976	$1,179,145,003	$3,004,060,979		$1,688,882,125
Undistributed (distributions in excess of) net investment income	1,897,270	6,351,373	(11,255,053)		19,330,971
Accumulated net realized loss	(88,178,520)	(9,523,626)	(86,032,458)		(47,326,642)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	158,507,040	(220,288,414)	357,197,685		(183,917,963)

NET ASSETS	$473,090,766	$955,684,336	$3,263,971,153		$1,476,968,491

Shares outstanding[c]	50,400,000	18,400,000	78,900,000	[d]	129,100,000

Net asset value per share	$9.39	$51.94	$41.37	[d]	$11.44

[a]	Securities on loan with market values of $–, $28,949,143, $212,081,600 and $143,439,947, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,099,641, $1,066,091, $4,005,458 and $7,028,232, respectively.
[c]	$0.001 par value, number of shares authorized: 300 million, 255 million, 1 billion and 300 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2008

	iShares MSCI
	South Africa Index Fund		South Korea Index Fund	Taiwan Index Fund	Thailand Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$510,944,403		$1,733,901,201	$2,735,551,224	$78,922,333
Affiliated issuers (Note 2)	5,654		437,035,709	8,301,828	106,946

Total cost of investments	$510,950,057		$2,170,936,910	$2,743,853,052	$79,029,279

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$428,882,452		$1,984,048,444	$2,877,825,808	$57,869,509
Affiliated issuers (Note 2)	5,654		437,035,709	8,301,828	106,946

Total value of investments	428,888,106		2,421,084,153	2,886,127,636	57,976,455
Foreign currencies, at value[b]	1,508,389		–	5,293,983	–
Receivables:
Investment securities sold	680,552		4,143,385	6,203,714	600,541
Dividends and interest	385,931		526,273	29,682,103	264,703

Total Assets	431,462,978		2,425,753,811	2,927,307,436	58,841,699

LIABILITIES
Payables:
Investment securities purchased	1,578,145		6,106,923	5,424,039	561,428
Collateral for securities on loan (Note 5)	–		432,708,302	–	–
Capital shares redeemed	–		–	288,755	–
Foreign taxes	–		–	1,957,839	–
Investment advisory fees (Note 2)	230,257		1,175,444	1,629,007	31,994

Total Liabilities	1,808,402		439,990,669	9,299,640	593,422

NET ASSETS	$429,654,576		$1,985,763,142	$2,918,007,796	$58,248,277

Net assets consist of:
Paid-in capital	$536,279,801		$2,071,510,353	$3,055,272,888	$79,537,713
Undistributed net investment income	2,552,633		5,324,787	100,550,924	411,201
Accumulated net realized loss	(27,124,735)		(341,275,321)	(379,668,120)	(644,789)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(82,053,123)		250,203,323	141,852,104	(21,055,848)

NET ASSETS	$429,654,576		$1,985,763,142	$2,918,007,796	$58,248,277

Shares outstanding[c]	7,700,000	[d]	45,600,000	222,200,000	1,500,000

Net asset value per share	$55.80	[d]	$43.55	$13.13	$38.83

[a]	Securities on loan with market values of $–, $407,745,511, $– and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,501,242, $–, $5,304,073 and $–, respectively.
[c]	$0.001 par value, number of shares authorized: 400 million, 200 million, 400 million and 200 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

92	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2008

iShares MSCI
Turkey Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$150,579,372
Affiliated issuers (Note 2)	20,628,954

Total cost of investments	$171,208,326

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$151,834,862
Affiliated issuers (Note 2)	20,628,954

Total value of investments	172,463,816
Foreign currency, at value[b]	60,426
Receivables:
Dividends and interest	75,285

Total Assets	172,599,527

LIABILITIES
Payables:
Investment securities purchased	19,102
Collateral for securities on loan (Note 5)	20,506,414
Investment advisory fees (Note 2)	52,731

Total Liabilities	20,578,247

NET ASSETS	$152,021,280

Net assets consist of:
Paid-in capital	$150,620,335
Undistributed net investment income	911,749
Accumulated net realized loss	(769,522)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,258,718

NET ASSETS	$152,021,280

Shares outstanding[c]	2,900,000

Net asset value per share	$52.42

[a]	Securities on loan with market value of $19,198,623. See Note 5.
[b]	Cost of foreign currency: $59,985.
[c]	$0.001 par value, number of shares authorized: 200 million.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Operations

iSHARES®, INC.

Year ended August 31, 2008

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	BRIC Index Fund[a]	Canada Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$61,252,487	$223,622,725	$1,947,097	$38,254,400
Interest from affiliated issuers (Note 2)	118,380	643,455	3,179	51,787
Securities lending income from affiliated issuers (Note 2)	649,319	27,837	27,146	–

Total investment income	62,020,186	224,294,017	1,977,422	38,306,187

EXPENSES
Investment advisory fees (Note 2)	8,205,849	47,028,502	578,683	10,043,541
Foreign taxes (Note 1)	–	124,501	116	–

Total expenses	8,205,849	47,153,003	578,799	10,043,541

Net investment income	53,814,337	177,141,014	1,398,623	28,262,646

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(46,846,916)	2,715,271	(1,679,656)	(26,448,141)
In-kind redemptions	199,342,020	–	194,327	253,341,686
Foreign currency transactions	1,033,585	3,826,268	5,618	(126,894)

Net realized gain (loss)	153,528,689	6,541,539	(1,479,711)	226,766,651

Net change in unrealized appreciation (depreciation) on:
Investments	(365,719,758)	603,476,913	(38,560,770)	(314,860,561)
Translation of assets and liabilities in foreign currencies	(87,550)	(412,861)	(405)	(97,552)

Net change in unrealized appreciation (depreciation)	(365,807,308)	603,064,052	(38,561,175)	(314,958,113)

Net realized and unrealized gain (loss)	(212,278,619)	609,605,591	(40,040,886)	(88,191,462)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(158,464,282)	$786,746,605	$(38,642,263)	$(59,928,816)

[a]	For the period from November 12, 2007 (commencement of operations) to August 31, 2008.
[b]	Net of foreign withholding tax of $1,455,026, $16,272,324, $89,353 and $6,749,470, respectively.

See notes to financial statements.

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2008

	iShares MSCI
	Chile Investable Market Index Fund[a]	Hong Kong Index Fund	Israel Capped Investable Market Index Fund[b]	Japan Small Cap Index Fund[c]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[d]	$1,301,675	$60,205,622	$644,402	$140,443
Interest from affiliated issuers (Note 2)	2,852	100,705	1,093	142
Securities lending income from affiliated issuers (Note 2)	–	1,600,970	10,921	2,024

Total investment income	1,304,527	61,907,297	656,416	142,609

EXPENSES
Investment advisory fees (Note 2)	272,532	11,183,414	265,058	51,470

Total expenses	272,532	11,183,414	265,058	51,470

Net investment income	1,031,995	50,723,883	391,358	91,139

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,735,545)	(50,694,730)	(1,031,715)	(102,418)
In-kind redemptions	–	282,452,178	310,611	–
Foreign currency transactions	(14,157)	(40,998)	(4,365)	(5,031)

Net realized gain (loss)	(1,749,702)	231,716,450	(725,469)	(107,449)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,532,474)	(582,947,285)	(24,399,699)	(1,996,572)
Translation of assets and liabilities in foreign currencies	256	277	2,388	90

Net change in unrealized appreciation (depreciation)	(7,532,218)	(582,947,008)	(24,397,311)	(1,996,482)

Net realized and unrealized loss	(9,281,920)	(351,230,558)	(25,122,780)	(2,103,931)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,249,925)	$(300,506,675)	$(24,731,422)	$(2,012,792)

[a]	For the period from November 12, 2007 (commencement of operations) to August 31, 2008.
[b]	For the period from March 26, 2008 (commencement of operations) to August 31, 2008.
[c]	For the period from December 20, 2007 (commencement of operations) to August 31, 2008.
[d]	Net of foreign withholding tax of $488,119, $–, $153,621 and $10,472, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2008

	iShares MSCI
	Malaysia Index Fund	Mexico Investable Market Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$32,036,758	$39,177,241	$145,517,918	$73,868,929
Interest from affiliated issuers (Note 2)	58,085	52,316	301,390	124,398
Securities lending income from affiliated issuers (Note 2)	–	930,442	1,890,628	1,025,137

Total investment income	32,094,843	40,159,999	147,709,936	75,018,464

EXPENSES
Investment advisory fees (Note 2)	4,929,062	7,064,281	19,183,343	9,514,088

Total expenses	4,929,062	7,064,281	19,183,343	9,514,088

Net investment income	27,165,781	33,095,718	128,526,593	65,504,376

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(43,051,088)	(22,481,324)	(66,986,279)	(30,234,939)
In-kind redemptions	–	115,449,116	166,799,851	162,714,654
Foreign currency transactions	459,207	(11,079)	2,276,201	366,619

Net realized gain (loss)	(42,591,881)	92,956,713	102,089,773	132,846,334

Net change in unrealized appreciation (depreciation) on:
Investments	(98,373,216)	(246,894,396)	(653,643,767)	(410,235,202)
Translation of assets and liabilities in foreign currencies	(19,662)	(33,584)	(180,446)	73,037

Net change in unrealized appreciation (depreciation)	(98,392,878)	(246,927,980)	(653,824,213)	(410,162,165)

Net realized and unrealized loss	(140,984,759)	(153,971,267)	(551,734,440)	(277,315,831)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(113,818,978)	$(120,875,549)	$(423,207,847)	$(211,811,455)

[a]	Net of foreign withholding tax of $–, $–, $2,654,838 and $–, respectively.

See notes to financial statements.

96	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2008

	iShares MSCI
	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund	Thailand Investable Market Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$25,448,038	$50,801,833	$134,268,961	$564,840
Interest from unaffiliated issuers	–	–	54,080	–
Interest from affiliated issuers (Note 2)	15,223	207,247	165,477	1,091
Securities lending income from affiliated issuers (Note 2)	41,405	7,774,748	–	–

Total investment income	25,504,666	58,783,828	134,488,518	565,931

EXPENSES
Investment advisory fees (Note 2)	3,789,441	18,749,352	19,861,527	153,669
Foreign taxes (Note 1)	–	7,611	3,142,841	–

Total expenses	3,789,441	18,756,963	23,004,368	153,669

Net investment income	21,715,225	40,026,865	111,484,150	412,262

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(29,267,378)	(251,792,198)	(186,309,453)	(960,517)
In-kind redemptions	48,447,421	–	–	(6,072,684)
Foreign currency transactions	(338,054)	(2,417,122)	(1,235,093)	(1,061)

Net realized gain (loss)	18,841,989	(254,209,320)	(187,544,546)	(7,034,262)

Net change in unrealized appreciation (depreciation) on:
Investments	(115,091,393)	(859,436,361)	(548,786,651)	(21,052,824)
Translation of assets and liabilities in foreign currencies	2,669	56,223	(376,117)	(3,024)

Net change in unrealized appreciation (depreciation)	(115,088,724)	(859,380,138)	(549,162,768)	(21,055,848)

Net realized and unrealized loss	(96,246,735)	(1,113,589,458)	(736,707,314)	(28,090,110)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,531,510)	$(1,073,562,593)	$(625,223,164)	$(27,677,848)

[a]	For the period from March 26, 2008 (commencement of operations) to August 31, 2008.
[b]	Net of foreign withholding tax of $–, $8,543,012, $29,204,613 and $62,760, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Continued)

iSHARES®, INC.

Period ended August 31, 2008

iShares MSCI
Turkey Investable Market Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$926,436
Interest from affiliated issuers (Note 2)	1,133
Securities lending income from affiliated issuers (Note 2)	110,377

Total investment income	1,037,946

EXPENSES
Investment advisory fees (Note 2)	148,727

Total expenses	148,727

Net investment income	889,219

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(769,522)
In-kind redemptions	285,150
Foreign currency transactions	22,530

Net realized loss	(461,842)

Net change in unrealized appreciation (depreciation) on:
Investments	1,255,490
Translation of assets and liabilities in foreign currencies	3,228

Net change in unrealized appreciation (depreciation)	1,258,718

Net realized and unrealized gain	796,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,686,095

[a]	For the period from March 26, 2008 (commencement of operations) to August 31, 2008.
[b]	Net of foreign withholding tax of $117,531.

See notes to financial statements.

98	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$53,814,337	$36,454,764	$177,141,014	$68,668,117
Net realized gain	153,528,689	123,854,383	6,541,539	58,944,814
Net change in unrealized appreciation (depreciation)	(365,807,308)	84,082,950	603,064,052	1,249,240,919

Net increase (decrease) in net assets resulting from operations	(158,464,282)	244,392,097	786,746,605	1,376,853,850

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(81,749,137)	(35,850,508)	(134,522,596)	(59,308,876)
From net realized gain	–	–	(39,856,665)	–

Total distributions to shareholders	(81,749,137)	(35,850,508)	(174,379,261)	(59,308,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	709,635,261	964,074,872	2,833,440,415	1,012,054,259
Cost of shares redeemed	(874,442,072)	(394,910,991)	(637,881,395)	(363,560,519)

Net increase (decrease) in net assets from capital share transactions	(164,806,811)	569,163,881	2,195,559,020	648,493,740

INCREASE (DECREASE) IN NET ASSETS	(405,020,230)	777,705,470	2,807,926,364	1,966,038,714

NET ASSETS
Beginning of year	1,464,112,476	686,407,006	4,434,333,638	2,468,294,924

End of year	$1,059,092,246	$1,464,112,476	$7,242,260,002	$4,434,333,638

Undistributed net investment income included in net assets at end of year	$9,698,082	$21,502,107	$96,234,801	$45,390,560

SHARES ISSUED AND REDEEMED
Shares sold	23,200,000	37,000,000	35,200,000	16,700,000
Shares redeemed	(32,000,000)	(15,800,000)	(8,350,000)	(7,850,000)

Net increase (decrease) in shares outstanding	(8,800,000)	21,200,000	26,850,000	8,850,000

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI BRIC Index Fund	iShares MSCI Canada Index Fund
	Period from November 12, 2007[a] to August 31, 2008	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,398,623	$28,262,646	$15,264,817
Net realized gain (loss)	(1,479,711)	226,766,651	110,183,308
Net change in unrealized appreciation (depreciation)	(38,561,175)	(314,958,113)	94,919,801

Net increase (decrease) in net assets resulting from operations	(38,642,263)	(59,928,816)	220,367,926

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(531,173)	(30,808,204)	(12,092,201)

Total distributions to shareholders	(531,173)	(30,808,204)	(12,092,201)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	205,181,301	1,696,598,321	285,559,364
Cost of shares redeemed	(4,916,318)	(857,922,549)	(271,873,681)

Net increase in net assets from capital share transactions	200,264,983	838,675,772	13,685,683

INCREASE IN NET ASSETS	161,091,547	747,938,752	221,961,408

NET ASSETS
Beginning of period	–	1,323,122,143	1,101,160,735

End of period	$161,091,547	$2,071,060,895	$1,323,122,143

Undistributed net investment income included in net assets at end of period	$873,068	$9,982,399	$10,427,097

SHARES ISSUED AND REDEEMED
Shares sold	3,750,000	51,400,000	9,900,000
Shares redeemed	(100,000)	(27,900,000)	(10,200,000)

Net increase (decrease) in shares outstanding	3,650,000	23,500,000	(300,000)

[a]	Commencement of operations.

See notes to financial statements.

100	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Chile Investable Market Index Fund	iShares MSCI Hong Kong Index Fund
	Period from November 12, 2007[a] to August 31, 2008	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,031,995	$50,723,883	$35,062,644
Net realized gain (loss)	(1,749,702)	231,716,450	150,676,987
Net change in unrealized appreciation (depreciation)	(7,532,218)	(582,947,008)	128,693,618

Net increase (decrease) in net assets resulting from operations	(8,249,925)	(300,506,675)	314,433,249

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(923,618)	(69,181,586)	(25,623,625)

Total distributions to shareholders	(923,618)	(69,181,586)	(25,623,625)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	85,331,722	1,671,011,829	828,936,976
Cost of shares redeemed	–	(1,071,448,062)	(555,149,687)

Net increase in net assets from capital share transactions	85,331,722	599,563,767	273,787,289

INCREASE IN NET ASSETS	76,158,179	229,875,506	562,596,913

NET ASSETS
Beginning of period	–	1,445,308,892	882,711,979

End of period	$76,158,179	$1,675,184,398	$1,445,308,892

Undistributed net investment income included in net assets at end of period	$94,220	$6,974,052	$25,204,852

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	82,050,000	51,075,000
Shares redeemed	–	(55,500,000)	(34,275,000)

Net increase in shares outstanding	1,700,000	26,550,000	16,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Japan Small Cap Index Fund
	Period from March 26, 2008[a] to August 31, 2008	Period from December 20, 2007[a] to August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$391,358	$91,139
Net realized loss	(725,469)	(107,449)
Net change in unrealized appreciation (depreciation)	(24,397,311)	(1,996,482)

Net decrease in net assets resulting from operations	(24,731,422)	(2,012,792)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(56,942)

Total distributions to shareholders	–	(56,942)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	246,546,176	36,663,666
Cost of shares redeemed	(17,613,722)	–

Net increase in net assets from capital share transactions	228,932,454	36,663,666

INCREASE IN NET ASSETS	204,201,032	34,593,932

NET ASSETS
Beginning of period	–	–

End of period	$204,201,032	$34,593,932

Undistributed net investment income included in net assets at end of period	$386,993	$29,166

SHARES ISSUED AND REDEEMED
Shares sold	4,550,000	800,000
Shares redeemed	(350,000)	–

Net increase in shares outstanding	4,200,000	800,000

[a]	Commencement of operations.

See notes to financial statements.

102	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Malaysia Index Fund		iShares MSCI Mexico Investable Market Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,165,781	$24,085,999	$33,095,718	$14,148,585
Net realized gain (loss)	(42,591,881)	7,677,288	92,956,713	288,704,084
Net change in unrealized appreciation (depreciation)	(98,392,878)	151,595,295	(246,927,980)	6,648,571

Net increase (decrease) in net assets resulting from operations	(113,818,978)	183,358,582	(120,875,549)	309,501,240

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,957,845)	(11,518,123)	(35,045,653)	(11,694,155)

Total distributions to shareholders	(46,957,845)	(11,518,123)	(35,045,653)	(11,694,155)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	714,281,254	709,128,181	1,921,692,035	1,841,107,484
Cost of shares redeemed	(821,853,186)	(513,863,061)	(2,192,896,147)	(1,520,212,071)

Net increase (decrease) in net assets from capital share transactions	(107,571,932)	195,265,120	(271,204,112)	320,895,413

INCREASE (DECREASE) IN NET ASSETS	(268,348,755)	367,105,579	(427,125,314)	618,702,498

NET ASSETS
Beginning of year	741,439,521	374,333,942	1,382,809,650	764,107,152

End of year	$473,090,766	$741,439,521	$955,684,336	$1,382,809,650

Undistributed net investment income included in net assets at end of year	$1,897,270	$18,518,153	$6,351,373	$8,312,387

SHARES ISSUED AND REDEEMED
Shares sold	56,250,000	68,475,000	33,000,000	34,500,000
Shares redeemed	(73,425,000)	(49,200,000)	(38,300,000)	(29,300,000)

Net increase (decrease) in shares outstanding	(17,175,000)	19,275,000	(5,300,000)	5,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Year ended August 31, 2008[a]	Year ended August 31, 2007[a]	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$128,526,593	$98,036,757	$65,504,376	$52,154,899
Net realized gain	102,089,773	107,970,955	132,846,334	205,458,060
Net change in unrealized appreciation (depreciation)	(653,824,213)	559,682,124	(410,162,165)	154,022,242

Net increase (decrease) in net assets resulting from operations	(423,207,847)	765,689,836	(211,811,455)	411,635,201

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(199,385,029)	(101,866,512)	(95,160,270)	(29,331,787)
From net realized gain	(4,628,288)	–	–	–

Total distributions to shareholders	(204,013,317)	(101,866,512)	(95,160,270)	(29,331,787)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	726,432,412	979,796,715	810,998,513	1,229,979,919
Cost of shares redeemed	(371,535,398)	(202,255,658)	(696,268,481)	(517,692,912)

Net increase in net assets from capital share transactions	354,897,014	777,541,057	114,730,032	712,287,007

INCREASE (DECREASE) IN NET ASSETS	(272,324,150)	1,441,364,381	(192,241,693)	1,094,590,421

NET ASSETS
Beginning of year	3,536,295,303	2,094,930,922	1,669,210,184	574,619,763

End of year	$3,263,971,153	$3,536,295,303	$1,476,968,491	$1,669,210,184

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(11,255,053)	$43,439,186	$19,330,971	$43,749,612

SHARES ISSUED AND REDEEMED
Shares sold	13,800,000	21,900,000	58,500,000	105,300,000
Shares redeemed	(8,100,000)	(4,800,000)	(55,100,000)	(42,700,000)

Net increase in shares outstanding	5,700,000	17,100,000	3,400,000	62,600,000

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

104	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI South Korea Index Fund
	Year ended August 31, 2008[a]	Year ended August 31, 2007[a]	Year ended August 31, 2008	Year ended August 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,715,225	$9,702,180	$40,026,865	$17,668,348
Net realized gain (loss)	18,841,989	9,358,147	(254,209,320)	(2,170,342)
Net change in unrealized appreciation (depreciation)	(115,088,724)	76,042,874	(859,380,138)	592,662,779

Net increase (decrease) in net assets resulting from operations	(74,531,510)	95,103,201	(1,073,562,593)	608,160,785

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,634,161)	(9,144,852)	(49,844,649)	(10,954,387)

Total distributions to shareholders	(25,634,161)	(9,144,852)	(49,844,649)	(10,954,387)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	405,639,896	151,649,200	1,462,000,429	471,567,107
Cost of shares redeemed	(342,759,905)	(68,565,161)	(782,282,834)	(260,654,404)

Net increase in net assets from capital share transactions	62,879,991	83,084,039	679,717,595	210,912,703

INCREASE (DECREASE) IN NET ASSETS	(37,285,680)	169,042,388	(443,689,647)	808,119,101

NET ASSETS
Beginning of year	466,940,256	297,897,868	2,429,452,789	1,621,333,688

End of year	$429,654,576	$466,940,256	$1,985,763,142	$2,429,452,789

Undistributed net investment income included in net assets at end of year	$2,552,633	$6,792,504	$5,324,787	$17,559,332

SHARES ISSUED AND REDEEMED
Shares sold	5,800,000	2,600,000	21,550,000	8,200,000
Shares redeemed	(5,600,000)	(1,200,000)	(14,150,000)	(5,250,000)

Net increase in shares outstanding	200,000	1,400,000	7,400,000	2,950,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Taiwan Index Fund		iShares MSCI Thailand Investable Market Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007	Period from March 26, 2008[a] to August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$111,484,150	$58,686,661	$412,262
Net realized loss	(187,544,546)	(36,061,860)	(7,034,262)
Net change in unrealized appreciation (depreciation)	(549,162,768)	510,559,095	(21,055,848)

Net increase (decrease) in net assets resulting from operations	(625,223,164)	533,183,896	(27,677,848)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,184,922)	(44,460,389)	–

Total distributions to shareholders	(68,184,922)	(44,460,389)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,558,478,632	890,014,349	147,211,231
Cost of shares redeemed	(716,827,104)	(502,724,067)	(61,285,106)

Net increase in net assets from capital share transactions	841,651,528	387,290,282	85,926,125

INCREASE IN NET ASSETS	148,243,442	876,013,789	58,248,277

NET ASSETS
Beginning of period	2,769,764,354	1,893,750,565	–

End of period	$2,918,007,796	$2,769,764,354	$58,248,277

Undistributed net investment income included in net assets at end of period	$100,550,924	$58,442,597	$411,201

SHARES ISSUED AND REDEEMED
Shares sold	98,600,000	58,100,000	2,900,000
Shares redeemed	(49,600,000)	(35,550,000)	(1,400,000)

Net increase in shares outstanding	49,000,000	22,550,000	1,500,000

[a]	Commencement of operations.

See notes to financial statements.

106	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

iShares MSCI Turkey Investable Market Index Fund
Period from March 26, 2008[a] to August 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$889,219
Net realized loss	(461,842)
Net change in unrealized appreciation (depreciation)	1,258,718

Net increase in net assets resulting from operations	1,686,095

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	152,861,063
Cost of shares redeemed	(2,525,878)

Net increase in net assets from capital share transactions	150,335,185

INCREASE IN NET ASSETS	152,021,280

NET ASSETS
Beginning of period	–

End of period	$152,021,280

Undistributed net investment income included in net assets at end of period	$911,749

SHARES ISSUED AND REDEEMED
Shares sold	2,950,000
Shares redeemed	(50,000)

Net increase in shares outstanding	2,900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$27.62	$21.59	$18.28	$13.56	$11.22

Income from investment operations:
Net investment income[a]	0.96	0.89	0.75	0.70	0.45
Net realized and unrealized gain (loss)[b]	(3.34)	6.24	3.23	4.60	2.32

Total from investment operations	(2.38)	7.13	3.98	5.30	2.77

Less distributions from:
Net investment income	(1.28)	(1.10)	(0.67)	(0.58)	(0.43)

Total distributions	(1.28)	(1.10)	(0.67)	(0.58)	(0.43)

Net asset value, end of year	$23.96	$27.62	$21.59	$18.28	$13.56

Total return	(9.25)%	33.97%	22.35%	39.58%	24.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,059,092	$1,464,112	$686,407	$369,355	$178,998
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets	3.38%	3.46%	3.75%	4.13%	3.37%
Portfolio turnover rate[c]	10%	10%	7%	17%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$61.59	$39.09	$28.18	$16.96	$12.19

Income from investment operations:
Net investment income[a]	1.93	1.09	1.00	0.89	0.55
Net realized and unrealized gain[b]	11.59	22.35	10.49	10.79	4.49

Total from investment operations	13.52	23.44	11.49	11.68	5.04

Less distributions from:
Net investment income	(1.41)	(0.94)	(0.58)	(0.46)	(0.27)
Net realized gain	(0.43)	–	–	–	–

Total distributions	(1.84)	(0.94)	(0.58)	(0.46)	(0.27)

Net asset value, end of year	$73.27	$61.59	$39.09	$28.18	$16.96

Total return	21.58%	60.82%	41.13%	69.72%	41.42%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,242,260	$4,434,334	$2,468,295	$552,285	$209,504
Ratio of expenses to average net assets	0.63%	0.69%	0.70%	0.74%	0.96%
Ratio of expenses to average net assets exclusive of foreign taxes	0.63%	0.68%	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.37%	2.17%	2.65%	3.94%	3.59%
Portfolio turnover rate[c]	30%	22%	15%	48%	106%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 19%, 6%, 13% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI BRIC Index Fund
Period from Nov. 12, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$56.50

Income from investment operations:
Net investment income[b]	0.72
Net realized and unrealized loss[c]	(12.93)

Total from investment operations	(12.21)

Less distributions from:
Net investment income	(0.16)

Total distributions	(0.16)

Net asset value, end of period	$44.13

Total return	(21.65)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$161,092
Ratio of expenses to average net assets[e]	0.72%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.72%
Ratio of net investment income to average net assets[e]	1.74%
Portfolio turnover rate[f]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2008 would have been 2%. See Note 4.

See notes to financial statements.

110	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$29.87	$24.69	$20.30	$14.33	$12.25

Income from investment operations:
Net investment income[a]	0.47	0.35	0.25	0.17	0.11
Net realized and unrealized gain[b]	0.72	5.11	4.29	6.00	2.17

Total from investment operations	1.19	5.46	4.54	6.17	2.28

Less distributions from:
Net investment income	(0.51)	(0.28)	(0.15)	(0.20)	(0.20)

Total distributions	(0.51)	(0.28)	(0.15)	(0.20)	(0.20)

Net asset value, end of year	$30.55	$29.87	$24.69	$20.30	$14.33

Total return	3.88%	22.33%	22.46%	43.35%	18.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,071,061	$1,323,122	$1,101,161	$420,301	$325,298
Ratio of expenses to average net assets	0.52%	0.52%	0.54%	0.57%	0.70%[c]
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.52%	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.46%	1.32%	1.09%	1.00%	0.81%
Portfolio turnover rate[d]	11%	8%	20%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Chile Investable Market Index Fund
Period from Nov. 12, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$48.84

Income from investment operations:
Net investment income[b]	0.92
Net realized and unrealized loss[c]	(4.38)

Total from investment operations	(3.46)

Less distributions from:
Net investment income	(0.58)

Total distributions	(0.58)

Net asset value, end of period	$44.80

Total return	(7.15)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$76,158
Ratio of expenses to average net assets[e]	0.63%
Ratio of net investment income to average net assets[e]	2.38%
Portfolio turnover rate[f]	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the period ended August 31, 2008 remained the same. See Note 4.

See notes to financial statements.

112	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$18.30	$14.20	$13.01	$10.91	$9.03

Income from investment operations:
Net investment income[a]	0.45	0.47	0.38	0.33	0.28
Net realized and unrealized gain (loss)[b]	(2.25)	3.94	1.17	2.04	1.75

Total from investment operations	(1.80)	4.41	1.55	2.37	2.03

Less distributions from:
Net investment income	(0.63)	(0.31)	(0.36)	(0.27)	(0.15)

Total distributions	(0.63)	(0.31)	(0.36)	(0.27)	(0.15)

Net asset value, end of year	$15.87	$18.30	$14.20	$13.01	$10.91

Total return	(10.54)%	31.44%	12.20%	21.96%	22.69%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,675,184	$1,445,309	$882,712	$637,985	$449,923
Ratio of expenses to average net assets	0.52%	0.52%	0.54%	0.57%	0.80%
Ratio of net investment income to average net assets	2.34%	2.92%	2.87%	2.75%	2.78%
Portfolio turnover rate[c]	17%	9%	10%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Israel Capped Investable Market Index Fund
Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$50.33

Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized loss[c]	(1.92)

Total from investment operations	(1.71)

Net asset value, end of period	$48.62

Total return	(3.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$204,201
Ratio of expenses to average net assets[e]	0.63%
Ratio of net investment income to average net assets[e]	0.93%
Portfolio turnover rate[f]	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Japan Small Cap Index Fund
Period from Dec. 20, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$48.85

Income from investment operations:
Net investment income[b]	0.29
Net realized and unrealized loss[c]	(5.74)

Total from investment operations	(5.45)

Less distributions from:
Net investment income	(0.16)

Total distributions	(0.16)

Net asset value, end of period	$43.24

Total return	(11.19)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,594
Ratio of expenses to average net assets[e]	0.53%
Ratio of net investment income to average net assets[e]	0.93%
Portfolio turnover rate[f]	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$10.97	$7.75	$7.19	$6.54	$5.99

Income from investment operations:
Net investment income[a]	0.34	0.34	0.26	0.20	0.13
Net realized and unrealized gain (loss)[b]	(1.31)	3.08	0.59	0.61	0.52

Total from investment operations	(0.97)	3.42	0.85	0.81	0.65

Less distributions from:
Net investment income	(0.61)	(0.20)	(0.29)	(0.16)	(0.10)

Total distributions	(0.61)	(0.20)	(0.29)	(0.16)	(0.10)

Net asset value, end of year	$9.39	$10.97	$7.75	$7.19	$6.54

Total return	(9.86)%	44.64%	12.35%	12.39%	11.01%

Ratios/Supplemental data:
Net assets, end of year (000s)	$473,091	$741,440	$374,334	$387,575	$224,218
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets	2.84%	3.21%	3.46%	2.85%	1.97%
Portfolio turnover rate[c]	92%	87%	60%	15%	39%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 16%, 3%, 9% and 9%, respectively. See Note 4.

See notes to financial statements.

116	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Investable Market Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$58.35	$41.30	$29.04	$19.35	$15.04

Income from investment operations:
Net investment income[a]	1.40	0.64	0.76	0.42	0.26
Net realized and unrealized gain (loss)[b]	(6.21)	16.87	11.98	9.55	4.26

Total from investment operations	(4.81)	17.51	12.74	9.97	4.52

Less distributions from:
Net investment income	(1.60)	(0.46)	(0.48)	(0.28)	(0.21)

Total distributions	(1.60)	(0.46)	(0.48)	(0.28)	(0.21)

Net asset value, end of year	$51.94	$58.35	$41.30	$29.04	$19.35

Total return	(8.44)%	42.58%	44.11%	51.77%	30.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$955,684	$1,382,810	$764,107	$255,557	$129,623
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.78%
Ratio of net investment income to average net assets	2.42%	1.19%	2.06%	1.70%	1.40%
Portfolio turnover rate[c]	13%	14%	12%	9%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]	Year ended Aug. 31, 2004[a]

Net asset value, beginning of year	$48.31	$37.34	$32.52	$25.24	$20.68

Income from investment operations:
Net investment income[b]	1.64	1.52	1.28	1.23	0.89
Net realized and unrealized gain (loss)[c]	(6.01)	11.18	4.77	7.05	4.17

Total from investment operations	(4.37)	12.70	6.05	8.28	5.06

Less distributions from:
Net investment income	(2.51)	(1.73)	(1.23)	(1.00)	(0.50)
Net realized gain	(0.06)	–	–	–	–

Total distributions	(2.57)	(1.73)	(1.23)	(1.00)	(0.50)

Net asset value, end of year	$41.37	$48.31	$37.34	$32.52	$25.24

Total return	(9.87)%	34.86%	19.17%	33.27%	24.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,263,971	$3,536,295	$2,094,931	$1,522,107	$651,250
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.35%	3.43%	3.67%	4.09%	3.68%
Portfolio turnover rate[d]	14%	11%	8%	16%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

118	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$13.28	$9.11	$7.77	$6.52	$5.38

Income from investment operations:
Net investment income[a]	0.47	0.47	0.40	0.38	0.22
Net realized and unrealized gain (loss)[b]	(1.67)	4.01	1.23	1.15	1.04

Total from investment operations	(1.20)	4.48	1.63	1.53	1.26

Less distributions from:
Net investment income	(0.64)	(0.31)	(0.29)	(0.28)	(0.12)

Total distributions	(0.64)	(0.31)	(0.29)	(0.28)	(0.12)

Net asset value, end of year	$11.44	$13.28	$9.11	$7.77	$6.52

Total return	(9.55)%	49.92%	21.61%	24.06%	23.47%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,476,968	$1,669,210	$574,620	$341,137	$170,047
Ratio of expenses to average net assets	0.52%	0.51%	0.54%	0.57%	0.79%
Ratio of net investment income to average net assets	3.56%	3.80%	4.74%	5.19%	3.50%
Portfolio turnover rate[c]	16%	8%	6%	8%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]	Year ended Aug. 31, 2004[a]

Net asset value, beginning of year	$62.26	$48.84	$41.50	$29.96	$23.41

Income from investment operations:
Net investment income[b]	2.28	1.50	1.44	0.96	0.62
Net realized and unrealized gain (loss)[c]	(6.02)	13.18	6.89	11.18	6.61

Total from investment operations	(3.74)	14.68	8.33	12.14	7.23

Less distributions from:
Net investment income	(2.72)	(1.26)	(0.99)	(0.60)	(0.68)

Total distributions	(2.72)	(1.26)	(0.99)	(0.60)	(0.68)

Net asset value, end of year	$55.80	$62.26	$48.84	$41.50	$29.96

Total return	(6.18)%	30.34%	20.06%	40.62%	31.30%

Ratios/Supplemental data:
Net assets, end of year (000s)	$429,655	$466,940	$297,898	$153,530	$92,882
Ratio of expenses to average net assets	0.63%	0.68%	0.70%	0.74%	0.95%
Ratio of net investment income to average net assets	3.61%	2.58%	2.79%	2.62%	2.23%
Portfolio turnover rate[d]	21%	8%	7%	32%	13%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$63.60	$46.00	$34.75	$24.17	$23.06

Income from investment operations:
Net investment income[a]	0.80	0.51	0.31	0.46	0.22
Net realized and unrealized gain (loss)[b]	(19.87)	17.42	11.20	10.22	1.13

Total from investment operations	(19.07)	17.93	11.51	10.68	1.35

Less distributions from:
Net investment income	(0.98)	(0.33)	(0.26)	(0.10)	(0.24)

Total distributions	(0.98)	(0.33)	(0.26)	(0.10)	(0.24)

Net asset value, end of year	$43.55	$63.60	$46.00	$34.75	$24.17

Total return	(30.35)%	39.18%	33.16%	44.29%	5.83%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,985,763	$2,429,453	$1,621,334	$698,455	$315,464
Ratio of expenses to average net assets	0.63%	0.68%	0.70%	0.74%	0.94%
Ratio of expenses to average net assets exclusive of foreign taxes	0.63%	0.68%	0.70%	0.74%	0.94%
Ratio of net investment income to average net assets	1.35%	0.96%	0.71%	1.49%	0.87%
Portfolio turnover rate[c]	42%	20%	47%	30%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 15%, 6%, 14% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004

Net asset value, beginning of year	$15.99	$12.57	$11.57	$10.66	$10.79

Income from investment operations:
Net investment income[a]	0.54	0.38	0.34	0.27	0.14
Net realized and unrealized gain (loss)[b]	(3.01)	3.34	0.80	0.72	(0.25)

Total from investment operations	(2.47)	3.72	1.14	0.99	(0.11)

Less distributions from:
Net investment income	(0.39)	(0.30)	(0.14)	(0.08)	(0.02)

Total distributions	(0.39)	(0.30)	(0.14)	(0.08)	(0.02)

Net asset value, end of year	$13.13	$15.99	$12.57	$11.57	$10.66

Total return	(15.69)%	29.91%	9.84%	9.28%	(1.10)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,918,008	$2,769,764	$1,893,751	$752,640	$390,228
Ratio of expenses to average net assets	0.73%	0.77%	0.85%	1.03%	1.19%[c]
Ratio of expenses to average net assets exclusive of foreign taxes	0.63%	0.68%	0.70%	0.74%	0.92%
Ratio of net investment income to average net assets	3.54%	2.61%	2.74%	2.34%	1.23%
Portfolio turnover rate[d]	33%	35%	29%	20%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.
[d]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 11%, 12%, 10% and 10%, respectively. See Note 4.

See notes to financial statements.

122	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Thailand Investable Market Index Fund
Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$50.03

Income from investment operations:
Net investment income[b]	0.32
Net realized and unrealized loss[c]	(11.52)

Total from investment operations	(11.20)

Net asset value, end of period	$38.83

Total return	(22.39)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,248
Ratio of expenses to average net assets[e]	0.63%
Ratio of net investment income to average net assets[e]	1.68%
Portfolio turnover rate[f]	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Turkey Investable Market Index Fund
Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$50.30

Income from investment operations:
Net investment income[b]	0.83
Net realized and unrealized gain[c]	1.29

Total from investment operations	2.12

Net asset value, end of period	$52.42

Total return	4.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$152,021
Ratio of expenses to average net assets[e]	0.63%
Ratio of net investment income to average net assets[e]	3.78%
Portfolio turnover rate[f]	27%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

124	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market (formerly iShares MSCI Chile Index Fund), iShares MSCI Hong Kong, iShares MSCI Israel Capped Investable Market, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market (formerly iShares MSCI Mexico Index Fund), iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market and iShares MSCI Turkey Investable Market Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI BRIC and iShares MSCI Chile Investable Market Index Funds commenced operations on November 12, 2007. The iShares MSCI Japan Small Cap Index Fund commenced operations on December 20, 2007. The iShares MSCI Israel Capped Investable Market, iShares MSCI Thailand Investable Market and iShares MSCI Turkey Investable Market Index Funds commenced operations on March 26, 2008.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

126	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of August 31, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of August 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Australia	$ 13,904,213	$(219,880,756)	$ (32,035,791)	$(238,012,334)
Brazil	96,372,353	2,322,897,430	(29,300,350)	2,389,969,433
BRIC	847,229	(39,450,535)	(762,801)	(39,366,107)
Canada	9,982,399	(78,039,773)	(21,540,541)	(89,597,915)
Chile Investable Market	94,220	(8,057,304)	(1,210,459)	(9,173,543)
Hong Kong	8,351,214	(372,507,265)	(46,673,730)	(410,829,781)
Israel Capped Investable Market	377,416	(25,086,386)	(319,940)	(25,028,910)
Japan Small Cap	80,189	(2,047,674)	(102,249)	(2,069,734)
Malaysia	3,318,933	134,990,838	(66,083,981)	72,225,790
Mexico Investable Market	5,787,612	(221,620,208)	(7,628,071)	(223,460,667)
Pacific ex-Japan	8,647,164	315,521,186	(64,258,176)	259,910,174
Singapore	18,611,717	(200,863,181)	(29,662,170)	(211,913,634)
South Africa	2,517,487	(90,809,273)	(18,333,439)	(106,625,225)
South Korea	7,035,789	178,558,698	(271,341,698)	(85,747,211)
Taiwan	101,761,553	13,548,283	(252,574,928)	(137,265,092)
Thailand Investable Market	411,201	(21,216,118)	(484,519)	(21,289,436)
Turkey Investable Market	916,460	624,768	(140,283)	1,400,945

For the years ended August 31, 2008 and August 31, 2007, as applicable, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid except for the iShares MSCI Brazil and iShares MSCI Pacific ex-Japan Index Funds.

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES®, INC.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 for the iShares MSCI Brazil and iShares MSCI Pacific ex-Japan Index Funds were as follows:

iShares MSCI Index Fund	2008	2007
Brazil
Distributions paid from:
Ordinary income	$146,451,597	$59,308,876
Long-term capital gain	27,927,664	–

Total Distributions	$174,379,261	$59,308,876

Pacific ex-Japan
Distributions paid from:
Ordinary income	$199,397,032	$101,866,512
Long-term capital gain	4,616,285	–

Total Distributions	$204,013,317	$101,866,512

The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2008.

From November 1, 2007 to August 31, 2008, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending August 31, 2009, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital Losses
Australia	$24,270,914
Brazil	29,300,350
BRIC	762,801
Canada	8,138,131
Chile Investable Market	1,210,459
Hong Kong	29,521,933
Israel Capped Investable Market	319,940
Japan Small Cap	102,249
Malaysia	39,741,510

iShares MSCI Index Fund	Deferred Net Realized Capital Losses
Mexico Investable Market	$ 616,456
Pacific ex-Japan	64,258,176
Singapore	15,677,851
South Africa	14,965,219
South Korea	213,552,002
Taiwan	114,030,161
Thailand Investable Market	484,519
Turkey Investable Market	140,283

128	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

Certain Funds had tax basis net capital loss carryforwards as of August 31, 2008, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Australia	$1,971,994	$3,625,203	$650,082	$596,240	$384,424	$–	$7,066	$529,868	$7,764,877
Canada	–	–	–	–	2,931,648	–	5,363,291	5,107,471	13,402,410
Hong Kong	–	4,971,970	2,870,602	2,330,414	468,716	425,440	2,899,247	3,185,408	17,151,797
Malaysia	–	9,819,029	2,898,105	775,477	6,820,474	1,543,708	3,357,786	1,127,892	26,342,471
Mexico Investable Market	–	47,326	2,329,290	3,136,171	12,912	632,766	–	853,150	7,011,615
Singapore	–	1,934,119	4,428,316	4,256,421	2,558,348	–	–	807,115	13,984,319
South Africa	–	–	–	527,613	–	260,738	1,607,845	972,024	3,368,220
South Korea	395,465	666,642	504,041	3,363,449	11,590,303	3,172,573	38,097,223	–	57,789,696
Taiwan	–	12,532,361	8,689,663	9,129,874	12,022,719	14,435,986	64,999,586	16,734,578	138,544,767

Net capital loss carry forwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of August 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$1,285,691,832	$37,974,733	$(257,682,443)	$(219,707,710)
Brazil	4,896,173,119	2,516,976,827	(194,045,177)	2,322,931,650
BRIC	204,202,050	–	(39,450,130)	(39,450,130)
Canada	2,143,480,201	118,387,425	(196,335,096)	(77,947,671)
Chile Investable Market	84,262,417	3,870,679	(11,928,239)	(8,057,560)
Hong Kong	2,373,311,349	12,440,049	(384,950,242)	(372,510,193)
Israel Capped Investable Market	239,123,763	2,806,928	(27,895,702)	(25,088,774)
Japan Small Cap	37,143,185	1,015,714	(3,063,478)	(2,047,764)
Malaysia	336,672,928	146,458,663	(11,433,021)	135,025,642

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mexico Investable Market	$1,207,025,667	$8,468,413	$(230,058,943)	$(221,590,530)
Pacific ex-Japan	3,145,885,498	576,571,277	(260,717,583)	315,853,694
Singapore	1,817,730,191	4,185,693	(205,066,070)	(200,880,377)
South Africa	519,706,207	9,886,418	(100,704,519)	(90,818,101)
South Korea	2,242,581,535	350,674,683	(172,172,065)	178,502,618
Taiwan	2,872,156,873	271,085,149	(257,114,386)	13,970,763
Thailand Investable Market	79,189,549	–	(21,213,094)	(21,213,094)
Turkey Investable Market	171,842,276	4,318,128	(3,696,588)	621,540

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of August 31, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

130	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The Board approved a change to the investment advisory fee structure for the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market and iShares MSCI Singapore Index Funds effective September 1, 2008. For its investment advisory services to each Fund, BGFA will be entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market and iShares MSCI Turkey Investable Market Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these eight Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion

The Board approved a change to the investment advisory fee structure for the iShares MSCI Brazil, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market and iShares MSCI Turkey Investable Market Index Funds effective September 1, 2008. For its investment advisory services to each Fund, BGFA will be entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these eight Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI BRIC Index Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds (iShares MSCI All Country Asia ex Japan and iShares MSCI Emerging Markets Index Funds), as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee of 0.50% of the average daily net assets of the Fund.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2008, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$ 649,319
Brazil	27,837
BRIC	27,146
Hong Kong	1,600,970
Israel Capped Investable Market	10,921
Japan Small Cap	2,024

iShares MSCI Index Fund	Securities Lending Agent Fees
Mexico Investable Market	$ 930,442
Pacific ex-Japan	1,890,628
Singapore	1,025,137
South Africa	41,405
South Korea	7,774,748
Turkey Investable Market	110,377

Cross trades for the year ended August 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”)

132	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2008, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$159,811,945	$186,383,585
Brazil	4,338,213,807	2,185,018,559
BRIC	74,757,843	8,810,140
Canada	216,697,528	206,249,390
Chile Investable Market	93,660,907	8,307,746
Hong Kong	364,562,441	368,240,653
Israel Capped Investable Market	7,758,458	7,217,619
Japan Small Cap	1,226,440	1,015,468
Malaysia	856,426,480	979,857,427
Mexico Investable Market	182,677,435	186,079,203
Pacific ex-Japan	518,837,055	537,507,396
Singapore	295,074,114	302,516,454
South Africa	123,518,327	128,213,071
South Korea	1,889,151,387	1,221,537,887
Taiwan	1,917,823,347	1,049,553,926
Thailand Investable Market	9,835,909	8,928,704
Turkey Investable Market	23,299,769	15,092,040

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the year ended August 31, 2008, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$703,271,454	$865,659,708
BRIC	137,631,809	3,224,854
Canada	1,686,052,226	849,321,285
Hong Kong	1,636,568,934	1,052,607,314
Israel Capped Investable Market	245,810,148	17,468,887
Japan Small Cap	36,424,472	–
Mexico Investable Market	1,917,253,632	2,186,317,929
Pacific ex-Japan	650,042,505	364,824,760
Singapore	781,256,907	676,992,504
South Africa	404,972,318	341,408,954
Thailand Investable Market	146,270,347	61,222,018
Turkey Investable Market	145,410,699	2,554,684

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Chile Investable Market, iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely or partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

The Board authorized a three-for-one stock split for the iShares MSCI Pacific ex-Japan Index Fund and a two-for-one stock split for the iShares MSCI South Africa Index Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of three and two, respectively, while decreasing the net asset value per share by the same factors, resulting in no effect to total net assets of these Funds. The financial statements for these Funds have been adjusted to reflect the stock splits.

134	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of August 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	135

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Chile Investable Market Index Fund (formerly iShares MSCI Chile Index Fund), iShares MSCI Hong Kong Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund (formerly iShares MSCI Mexico Index Fund), iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund, iShares MSCI Thailand Investable Market Index Fund and iShares MSCI Turkey Investable Market Index Fund (the “Funds”), at August 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2008

136	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

Under Section 852(b)(3)(C) of the Internal Revenue Code (the “Code”), the iShares MSCI Brazil and iShares MSCI Pacific ex-Japan Index Funds designate $27,927,664 and $4,616,285, respectively, as long-term capital gain dividends for the fiscal year ended August 31, 2008.

Under Section 871(k)(2)(C) of the Code, the iShares MSCI Brazil and iShares MSCI Pacific ex-Japan Index Funds designate $11,929,001 and $12,003, respectively, as short-term capital gain dividends for the fiscal year ended August 31, 2008.

For the fiscal year ended August 31, 2008, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Code as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$ 62,707,513	$ 1,452,472

Brazil	239,895,049	16,142,866

BRIC	2,031,290	89,026

Canada	44,990,761	6,683,223

Chile Investable Market	1,789,794	486,237

Israel Capped Investable Market	798,023	151,840

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Japan Small Cap	$ 150,915	$ 10,449

Pacific ex-Japan	148,172,756	2,654,599

South Korea	59,344,846	8,547,715

Taiwan	163,473,574	32,340,302

Thailand Investable Market	627,600	62,760

Turkey Investable Market	1,043,967	117,434

Under Section 854(b)(2) of the Code, certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2008:

iShares MSCI Index Fund	Qualified Dividend Income
Australia	$51,442,841

Brazil	9,508,733

BRIC	531,173

Canada	30,808,204

Japan Small Cap	56,942

iShares MSCI Index Fund	Qualified Dividend Income
Malaysia	$ 577,544

Mexico Investable Market	32,520,878

Pacific ex-Japan	87,944,732

South Africa	25,634,161

South Korea	45,537,252

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	137

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five- and ten-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison

138	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES®, INC.

of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expense components for the Funds were generally lower than (or in the case of the iShares MSCI South Korea Index Fund not appreciably higher than) the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the proposed extension of breakpoints in the investment advisory fee rates for certain of the Funds (as discussed below) at various assets levels of such Funds as compared to their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Company (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the proposed extension of breakpoints in the investment advisory fee rates at certain asset levels for all of the Funds, except for the iShares MSCI BRIC and iShares MSCI Pacific ex-Japan Index Funds (effective September 1, 2008). The Board noted that the Advisory Contract already provided for breakpoints in the investment advisory fee rates for most of the Funds as the assets of such Funds, on an aggregated basis with the assets of certain other iShares funds, increase, but also noted that the Advisory Contract did not currently provide for any breakpoints in the investment advisory fee rates for the iShares MSCI Pacific ex-Japan Index Fund as possible future economies of scale for that Fund had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the proposed extension of breakpoints was appropriate and warranted at this juncture for the identified Funds but that reductions in fee rates for the iShares MSCI Pacific ex-Japan Index Fund or further extensions of breakpoints for the iShares MSCI BRIC Index Fund were not warranted at this juncture. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	139

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES®, INC.

benchmark index comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed extension of breakpoints for certain of the Funds, reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares MSCI Australia and iShares MSCI Canada Index Funds but not for the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as any of those Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts, with the proposed extension of breakpoints for all the Funds except for the iShares MSCI Pacific ex-Japan and iShares MSCI BRIC Index Funds, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Company’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates there under, with the proposed extension of breakpoints, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the extension of breakpoints, for the coming year.

140	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or ”NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading (the “Exchange”), as of the time that the Fund’s NAV is calculated. In the case of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, the NAVs of which are determined prior to the opening of the regular trading day on the Exchange, the Market Price is determined using the midpoint of the bid/ask spread as of the opening of regular trading on the Exchange. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Australia Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	2	0.14%
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	3	0.22
Greater than 2.5% and Less than 3.0%	7	0.51
Greater than 2.0% and Less than 2.5%	11	0.80
Greater than 1.5% and Less than 2.0%	43	3.11
Greater than 1.0% and Less than 1.5%	127	9.20
Greater than 0.5% and Less than 1.0%	324	23.46
Between 0.5% and –0.5%	652	47.21
Less than –0.5% and Greater than –1.0%	115	8.33
Less than –1.0% and Greater than –1.5%	50	3.62
Less than –1.5% and Greater than –2.0%	21	1.52
Less than –2.0% and Greater than –2.5%	8	0.58
Less than –2.5% and Greater than –3.0%	12	0.87
Less than –3.0% and Greater than –3.5%	4	0.29
Less than –3.5% and Greater than –4.0%	1	0.07

	1,381	100.00%

SUPPLEMENTAL INFORMATION	141

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Brazil Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.07%
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	1	0.07
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	8	0.58
Greater than 1.5% and Less than 2.0%	11	0.80
Greater than 1.0% and Less than 1.5%	49	3.55
Greater than 0.5% and Less than 1.0%	145	10.50
Between 0.5% and –0.5%	988	71.55
Less than –0.5% and Greater than –1.0%	123	8.91
Less than –1.0% and Greater than –1.5%	26	1.88
Less than –1.5% and Greater than –2.0%	15	1.09
Less than –2.0% and Greater than –2.5%	4	0.29
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0% and Greater than –3.5%	2	0.14
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0%	1	0.07

	1,381	100.00%

iShares MSCI BRIC Index Fund

Period Covered: January 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.80%
Greater than 4.0% and Less than 4.5%	1	0.80
Greater than 3.5% and Less than 4.0%	1	0.80
Greater than 3.0% and Less than 3.5%	1	0.80
Greater than 2.5% and Less than 3.0%	3	2.40
Greater than 2.0% and Less than 2.5%	7	5.60
Greater than 1.5% and Less than 2.0%	8	6.40
Greater than 1.0% and Less than 1.5%	11	8.80
Greater than 0.5% and Less than 1.0%	25	20.00
Between 0.5% and –0.5%	53	42.40
Less than –0.5% and Greater than –1.0%	11	8.80
Less than –1.0% and Greater than –1.5%	1	0.80
Less than –1.5% and Greater than –2.0%	1	0.80
Less than –2.0% and Greater than –2.5%	1	0.80

	125	100.00%

142	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Canada Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	2	0.14
Greater than 1.0% and Less than 1.5%	18	1.30
Greater than 0.5% and Less than 1.0%	153	11.08
Between 0.5% and –0.5%	1,137	82.35
Less than –0.5% and Greater than –1.0%	63	4.56
Less than –1.0% and Greater than –1.5%	6	0.43
Less than –1.5% and Greater than –2.0%	1	0.07

	1,381	100.00%

iShares MSCI Chile Investable Market Index Fund

Period Covered: January 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.80%
Greater than 1.5% and Less than 2.0%	6	4.80
Greater than 1.0% and Less than 1.5%	20	16.00
Greater than 0.5% and Less than 1.0%	51	40.80
Between 0.5% and –0.5%	40	32.00
Less than –0.5% and Greater than –1.0%	6	4.80
Less than –1.0%	1	0.80

	125	100.00%

SUPPLEMENTAL INFORMATION	143

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Hong Kong Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.07%
Greater than 4.5% and Less than 5.0%	2	0.14
Greater than 4.0% and Less than 4.5%	2	0.14
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	8	0.58
Greater than 2.0% and Less than 2.5%	19	1.38
Greater than 1.5% and Less than 2.0%	50	3.62
Greater than 1.0% and Less than 1.5%	123	8.91
Greater than 0.5% and Less than 1.0%	259	18.75
Between 0.5% and –0.5%	633	45.86
Less than –0.5% and Greater than –1.0%	131	9.49
Less than –1.0% and Greater than –1.5%	64	4.63
Less than –1.5% and Greater than –2.0%	40	2.90
Less than –2.0% and Greater than –2.5%	22	1.59
Less than –2.5% and Greater than –3.0%	7	0.51
Less than –3.0% and Greater than –3.5%	8	0.58
Less than –3.5% and Greater than –4.0%	2	0.14
Less than –4.0% and Greater than –4.5%	2	0.14
Less than –4.5% and Greater than –5.0%	1	0.07
Less than –5.0%	1	0.07

	1,381	100.00%

iShares MSCI Israel Capped Investable Market Index Fund

Period Covered: April 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	3.13%
Greater than 1.5% and Less than 2.0%	3	4.69
Greater than 1.0% and Less than 1.5%	8	12.50
Greater than 0.5% and Less than 1.0%	13	20.31
Between 0.5% and –0.5%	32	49.99
Less than –0.5% and Greater than –1.0%	3	4.69
Less than –1.0% and Greater than –1.5%	2	3.13
Less than –1.5%	1	1.56

	64	100.00%

144	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Japan Small Cap Index Fund

Period Covered: January 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	4	3.20%
Greater than 3.0% and Less than 3.5%	4	3.20
Greater than 2.5% and Less than 3.0%	5	4.00
Greater than 2.0% and Less than 2.5%	6	4.80
Greater than 1.5% and Less than 2.0%	19	15.20
Greater than 1.0% and Less than 1.5%	16	12.80
Greater than 0.5% and Less than 1.0%	20	16.00
Between 0.5% and –0.5%	34	27.20
Less than –0.5% and Greater than –1.0%	11	8.80
Less than –1.0% and Greater than –1.5%	1	0.80
Less than –1.5% and Greater than –2.0%	3	2.40
Less than –2.0% and Greater than –2.5%	1	0.80
Less than –2.5%	1	0.80

	125	100.00%

iShares MSCI Malaysia Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	4	0.29%
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	5	0.36
Greater than 2.5% and Less than 3.0%	5	0.36
Greater than 2.0% and Less than 2.5%	39	2.82
Greater than 1.5% and Less than 2.0%	68	4.92
Greater than 1.0% and Less than 1.5%	134	9.70
Greater than 0.5% and Less than 1.0%	194	14.05
Between 0.5% and –0.5%	476	34.49
Less than –0.5% and Greater than –1.0%	191	13.83
Less than –1.0% and Greater than –1.5%	132	9.56
Less than –1.5% and Greater than –2.0%	55	3.98
Less than –2.0% and Greater than –2.5%	48	3.48
Less than –2.5% and Greater than –3.0%	16	1.16
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	2	0.14
Less than –4.0% and Greater than –4.5%	3	0.22
Less than –4.5%	2	0.14

	1,381	100.00%

SUPPLEMENTAL INFORMATION	145

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Mexico Investable Market Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.07%
Greater than 1.5% and Less than 2.0%	8	0.58
Greater than 1.0% and Less than 1.5%	26	1.88
Greater than 0.5% and Less than 1.0%	162	11.73
Between 0.5% and –0.5%	978	70.82
Less than –0.5% and Greater than –1.0%	156	11.30
Less than –1.0% and Greater than –1.5%	42	3.04
Less than –1.5% and Greater than –2.0%	5	0.36
Less than –2.0%	3	0.22

	1,381	100.00%

iShares MSCI Pacific ex-Japan Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.07%
Greater than 4.0% and Less than 4.5%	2	0.14
Greater than 3.5% and Less than 4.0%	3	0.22
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	7	0.51
Greater than 2.0% and Less than 2.5%	14	1.01
Greater than 1.5% and Less than 2.0%	59	4.27
Greater than 1.0% and Less than 1.5%	185	13.40
Greater than 0.5% and Less than 1.0%	314	22.74
Between 0.5% and –0.5%	610	44.18
Less than –0.5% and Greater than –1.0%	90	6.52
Less than –1.0% and Greater than –1.5%	48	3.48
Less than –1.5% and Greater than –2.0%	22	1.59
Less than –2.0% and Greater than –2.5%	8	0.58
Less than –2.5% and Greater than –3.0%	8	0.58
Less than –3.0% and Greater than –3.5%	5	0.36
Less than –3.5% and Greater than –4.0%	1	0.07
Less than –4.0% and Greater than –4.5%	2	0.14

	1,381	100.00%

146	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Singapore Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.14%
Greater than 4.0% and Less than 4.5%	2	0.14
Greater than 3.5% and Less than 4.0%	3	0.22
Greater than 3.0% and Less than 3.5%	1	0.07
Greater than 2.5% and Less than 3.0%	10	0.72
Greater than 2.0% and Less than 2.5%	26	1.88
Greater than 1.5% and Less than 2.0%	72	5.21
Greater than 1.0% and Less than 1.5%	180	13.03
Greater than 0.5% and Less than 1.0%	271	19.62
Between 0.5% and –0.5%	549	39.79
Less than –0.5% and Greater than –1.0%	112	8.11
Less than –1.0% and Greater than –1.5%	76	5.50
Less than –1.5% and Greater than –2.0%	38	2.75
Less than –2.0% and Greater than –2.5%	21	1.52
Less than –2.5% and Greater than –3.0%	11	0.80
Less than –3.0% and Greater than –3.5%	3	0.22
Less than –3.5% and Greater than –4.0%	1	0.07
Less than –4.0% and Greater than –4.5%	2	0.14
Less than –4.5% and Greater than –5.0%	1	0.07

	1,381	100.00%

iShares MSCI South Africa Index Fund

Period Covered: April 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	4	0.30
Greater than 2.5% and Less than 3.0%	7	0.53
Greater than 2.0% and Less than 2.5%	21	1.59
Greater than 1.5% and Less than 2.0%	41	3.11
Greater than 1.0% and Less than 1.5%	112	8.48
Greater than 0.5% and Less than 1.0%	238	18.03
Between 0.5% and –0.5%	664	50.29
Less than –0.5% and Greater than –1.0%	104	7.88
Less than –1.0% and Greater than –1.5%	54	4.09
Less than –1.5% and Greater than –2.0%	33	2.50
Less than –2.0% and Greater than –2.5%	17	1.29
Less than –2.5% and Greater than –3.0%	8	0.61
Less than –3.0% and Greater than –3.5%	8	0.61
Less than –3.5%	5	0.38

	1,320	100.00%

SUPPLEMENTAL INFORMATION	147

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI South Korea Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.07%
Greater than 4.5% and Less than 5.0%	2	0.14
Greater than 4.0% and Less than 4.5%	1	0.07
Greater than 3.5% and Less than 4.0%	4	0.29
Greater than 3.0% and Less than 3.5%	5	0.36
Greater than 2.5% and Less than 3.0%	8	0.58
Greater than 2.0% and Less than 2.5%	39	2.82
Greater than 1.5% and Less than 2.0%	75	5.43
Greater than 1.0% and Less than 1.5%	148	10.72
Greater than 0.5% and Less than 1.0%	238	17.23
Between 0.5% and –0.5%	510	36.95
Less than –0.5% and Greater than –1.0%	154	11.15
Less than –1.0% and Greater than –1.5%	92	6.66
Less than –1.5% and Greater than –2.0%	45	3.26
Less than –2.0% and Greater than –2.5%	24	1.74
Less than –2.5% and Greater than –3.0%	17	1.23
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	7	0.51
Less than –4.0%	5	0.36

	1,381	100.00%

iShares MSCI Taiwan Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	2	0.14%
Greater than 4.5% and Less than 5.0%	4	0.29
Greater than 4.0% and Less than 4.5%	1	0.07
Greater than 3.5% and Less than 4.0%	12	0.87
Greater than 3.0% and Less than 3.5%	14	1.01
Greater than 2.5% and Less than 3.0%	22	1.59
Greater than 2.0% and Less than 2.5%	42	3.04
Greater than 1.5% and Less than 2.0%	94	6.81
Greater than 1.0% and Less than 1.5%	126	9.12
Greater than 0.5% and Less than 1.0%	228	16.51
Between 0.5% and –0.5%	435	31.52
Less than –0.5% and Greater than –1.0%	182	13.18
Less than –1.0% and Greater than –1.5%	96	6.95
Less than –1.5% and Greater than –2.0%	58	4.20
Less than –2.0% and Greater than –2.5%	25	1.81
Less than –2.5% and Greater than –3.0%	22	1.59
Less than –3.0% and Greater than –3.5%	12	0.87
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	2	0.14

	1,381	100.00%

148	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Thailand Investable Market Index Fund

Period Covered: April 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	1.56%
Greater than 1.5% and Less than 2.0%	5	7.81
Greater than 1.0% and Less than 1.5%	13	20.31
Greater than 0.5% and Less than 1.0%	17	26.56
Between 0.5% and –0.5%	13	20.31
Less than –0.5% and Greater than –1.0%	3	4.69
Less than –1.0% and Greater than –1.5%	6	9.38
Less than –1.5% and Greater than –2.0%	2	3.13
Less than –2.0% and Greater than –2.5%	2	3.13
Less than –2.5% and Greater than –3.0%	1	1.56
Less than –3.0% and Greater than –3.5%	1	1.56

	64	100.00%

iShares MSCI Turkey Investable Market Index Fund

Period Covered: April 1, 2008 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	1.56%
Greater than 2.0% and Less than 2.5%	2	3.13
Greater than 1.5% and Less than 2.0%	3	4.69
Greater than 1.0% and Less than 1.5%	8	12.50
Greater than 0.5% and Less than 1.0%	7	10.94
Between 0.5% and –0.5%	29	45.30
Less than –0.5% and Greater than –1.0%	7	10.94
Less than –1.0% and Greater than –1.5%	4	6.25
Less than –1.5% and Greater than –2.0%	3	4.69

	64	100.00%

SUPPLEMENTAL INFORMATION	149

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 161 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address of each Director and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Director. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 46	Director and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Trustee of iShares Trust (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 47	Director (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003); Director of Real Estate Equity Exchange (since 2005).	Trustee of iShares Trust (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

150	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Director (since 2002); Lead Independent Director (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Trustee of iShares Trust (since 2000); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 59	Director (since 2005).	Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Trustee of iShares Trust (since 2005).

Charles A. Hurty, 64	Director (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 53	Director (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee of iShares Trust (since 2005); Member of Advisory Council for Common fund Distressed Debt Partners II (since 2004).

DIRECTOR AND OFFICER INFORMATION	151

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Director (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Trustee of iShares Trust (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Darrell Duffie, 54	Director (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Trustee of iShares Trust (since 2008).

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 42	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 51	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations of BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

152	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 56	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 45	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 41	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 43	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 36	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

DIRECTOR AND OFFICER INFORMATION	153

Notes:

154	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology- Multimedia Networking (IGN)

iShares S&P North American

  Technology- Semiconductors (IGW)

iShares S&P North American

  Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	155

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., MorningstarInc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

7821-iS-0908

156	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The ishares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, NA., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, NA. All other trademarks, servicemarks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds File their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website. Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737. This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares®

LET’S BUILD A BETTER INVESTMENT WORLD.SM BARCLAYS GLOBAL INVESTORS

BGI-F-005-10008

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

AUGUST 31, 2008

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iShares MSCI Japan Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

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Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

iShares®

iShares, Inc.

Supplements dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Japan Index Fund (the “Fund”).

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective September 1, 2008, the third and fourth paragraphs under the heading “Management” beginning on page 9 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, which are offered in separate prospectuses) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

Prior to September 1, 2008, for its investment advisory services to the Fund, BGFA was entitled to receive management fees from the Fund, based on the Fund’s allocable portion of aggregate average daily net assets, at an annual rate of 0.52%.

Also, all references to 45 Fremont Street in the Prospectus are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-115-09008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Management’s Discussion of Fund Performance

iSHARES® MSCI JAPAN INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.13)%	(17.49)%	(15.81)%	7.65%	7.19%	8.28%	4.08%	4.47%	4.78%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Ten Years Ended 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.13)%	(17.49)%	(15.81)%	44.57%	41.52%	48.84%	49.14%	54.79%	59.52%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI JAPAN INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Consumer Cyclical	26.30%

Industrial	21.20

Financial	17.83

Consumer Non-Cyclical	10.89

Basic Materials	7.56

Utilities	5.38

Technology	4.77

Communications	4.71

Energy	1.26

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Toyota Motor Corp.	5.08%

Mitsubishi UFJ Financial Group Inc.	3.23

Honda Motor Co. Ltd.	2.18

Nintendo Co. Ltd.	2.05

Canon Inc.	1.96

Takeda Pharmaceutical Co. Ltd.	1.82

Mizuho Financial Group Inc.	1.75

Sumitomo Mitsui Financial Group Inc.	1.66

Sony Corp.	1.62

Mitsubishi Corp.	1.56

TOTAL	22.91%

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (16.13)%, while the total return for the Index was (15.81)%.

The Japanese equity market declined for the reporting period amid signs of a slowing domestic economy. Industrial production fell for the first two quarters of 2008 and Gross Domestic Product (GDP) contracted, bringing an end to the longest period of growth for Japan since World War II. Inflation topped 2% for the first time in a decade, unemployment crept to a two-year high of 4.1%, and export levels fell during the period. Retail sales suffered their sharpest decline in more than two years in July 2008, underlining the weakness of household spending. In response to the public’s discontent over the economy, the Japanese government announced a stimulus package worth US$105.7 billion, including an income tax cut, fuel subsidies, and government loans to companies.

The ten largest Fund holdings represented approximately 23% of the net assets of the Fund as of August 31, 2008. For the reporting period, seven of the Fund’s ten largest holdings declined. Leading decliners, Mizuho Financial Group Inc. was one of three financial companies to deliver negative returns for the reporting period. Takeda Pharmaceutical Co. Ltd. and the Fund’s largest holding, car manufacturer Toyota Motor Corp., also declined notably. On the positive side, Nintendo Co. Ltd., Honda Motor Co. Ltd., and Mitsubishi Corp. posted modest gains.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/08 to 8/31/08)
Actual	$1,000.00	$ 910.00	0.52%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.52	2.64

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	3

Schedule of Investments

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.20%
Dentsu Inc.	5,380	$10,940,944
Hakuhodo DY Holdings Inc.	75,320	3,886,588

		14,827,532

AGRICULTURE – 0.89%
Japan Tobacco Inc.	13,988	66,766,036

		66,766,036

AIRLINES – 0.16%
All Nippon Airways Co. Ltd.[a]	2,076,000	7,728,210
Japan Airlines Corp.[a,b]	2,152,000	4,600,452

		12,328,662

APPAREL – 0.22%
ASICS Corp.	461,000	4,107,689
Onward Holdings Co. Ltd.	1,108,000	12,129,039

		16,236,728

AUTO MANUFACTURERS – 9.14%
Fuji Heavy Industries Ltd.	2,152,000	12,492,605
Hino Motors Ltd.	1,076,000	5,314,314
Honda Motor Co. Ltd.	4,949,600	163,276,369
Isuzu Motors Ltd.	4,304,000	16,379,194
Mazda Motor Corp.	2,152,000	11,639,935
Mitsubishi Motors Corp.[a,b]	10,760,000	16,260,217
Nissan Motor Co. Ltd.	7,209,500	55,869,058
Suzuki Motor Corp.[a]	1,076,000	22,952,684
Toyota Motor Corp.	8,393,300	381,285,128

		685,469,504

AUTO PARTS & EQUIPMENT – 1.85%
Aisin Seiki Co. Ltd.	645,800	17,257,038
Bridgestone Corp.	1,936,800	33,194,637
Denso Corp.	1,506,400	39,629,320
JTEKT Corp.	322,800	4,179,074
NGK Spark Plug Co. Ltd.	629,000	7,030,426
NHK Spring Co. Ltd.	406,000	2,775,877
NOK Corp.	322,800	4,675,804
Sumitomo Rubber Industries Inc.	322,800	2,611,549
Tokai Rika Co. Ltd.	107,600	1,580,414

Security	Shares	Value
Toyoda Gosei Co. Ltd.	215,200	$4,868,150
Toyota Boshoku Corp.	107,600	1,764,828
Toyota Industries Corp.	645,600	18,857,885

		138,425,002

BANKS – 9.72%
Aozora Bank Ltd.	1,076,000	2,121,760
Bank of Kyoto Ltd. (The)	1,076,000	11,372,237
Bank of Yokohama Ltd. (The)	4,304,000	23,398,848
Chiba Bank Ltd. (The)	2,152,000	11,977,038
Chuo Mitsui Trust Holdings Inc.	2,157,000	12,104,243
Fukuoka Financial Group Inc.	2,158,000	7,695,425
Gunma Bank Ltd.	1,076,000	6,127,325
Hachijuni Bank Ltd. (The)	1,076,000	6,315,706
Hiroshima Bank Ltd. (The)	1,076,000	4,084,884
Hokuhoku Financial Group Inc.	4,309,000	10,442,451
Iyo Bank Ltd. (The)	1,076,000	11,550,703
Joyo Bank Ltd. (The)	2,152,000	10,053,573
Mitsubishi UFJ Financial Group Inc.	31,311,680	242,068,643
Mizuho Financial Group Inc.	30,244	130,980,696
Mizuho Trust & Banking Co. Ltd.[a]	4,304,000	6,305,791
Nishi-Nippon City Bank Ltd. (The)	2,152,000	5,710,905
Resona Holdings Inc.[a]	16,140	19,095,840
Sapporo Hokuyo Holdings Inc.	1,076	5,879,456
77 Bank Ltd. (The)	1,076,000	6,216,558
Shinsei Bank Ltd.	4,304,000	14,832,490
Shizuoka Bank Ltd. (The)	2,152,000	21,832,315
Sumitomo Mitsui Financial Group Inc.	20,144	124,362,866
Sumitomo Trust and Banking Co. Ltd. (The)	4,304,000	26,174,983
Suruga Bank Ltd.	776,000	8,430,352

		729,135,088

BEVERAGES – 0.92%
Asahi Breweries Ltd.	1,076,000	20,077,402
Coca-Cola West Japan Co. Ltd.	215,200	5,026,786
ITO EN Ltd.[a]	215,200	3,323,430
Kirin Holdings Co. Ltd.	2,152,000	32,441,115
Sapporo Holdings Ltd.	1,076,000	7,931,813

		68,800,546

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
BUILDING MATERIALS – 1.32%
Asahi Glass Co. Ltd.	3,228,000	$34,711,597
Daikin Industries Ltd.	760,200	26,057,996
JS Group Corp.	860,800	11,786,674
Matsushita Electric Works Ltd.	1,076,000	10,093,232
Nippon Sheet Glass Co. Ltd.	2,152,000	11,203,686
Taiheiyo Cement Corp.	3,228,000	5,383,718

		99,236,903

CHEMICALS – 3.34%
Asahi Kasei Corp.	3,228,000	15,348,058
Daicel Chemical Industries Ltd.	1,076,000	5,532,439
Denki Kagaku Kogyo Kabushiki Kaisha	2,152,000	6,147,155
DIC Corp.	2,152,000	4,838,406
Hitachi Chemical Co. Ltd.	215,200	3,965,906
JSR Corp.	538,000	9,384,326
Kaneka Corp.	1,076,000	6,841,189
Mitsubishi Chemical Holdings Corp.	3,766,000	21,549,744
Mitsubishi Gas Chemical Co. Inc.	1,076,000	6,157,070
Mitsui Chemicals Inc.	2,152,000	10,747,606
Nitto Denko Corp.	538,000	16,359,364
Shin-Etsu Chemical Co. Ltd.	1,291,200	72,933,020
Showa Denko K.K.	3,228,000	8,685,335
Sumitomo Chemical Co. Ltd.	4,304,000	26,690,550
Taiyo Nippon Sanso Corp.	1,076,000	9,706,556
Tokuyama Corp.	908,000	6,241,585
Tosoh Corp.	2,152,000	7,931,813
Ube Industries Ltd.	3,236,000	11,718,480

		250,778,602

COMMERCIAL SERVICES – 0.91%
Benesse Corp.	215,200	9,498,346
Dai Nippon Printing Co. Ltd.	2,152,000	30,735,775
Kamigumi Co. Ltd.	1,076,000	8,397,807
Toppan Printing Co. Ltd.	2,152,000	19,651,067

		68,282,995

Security	Shares	Value
COMPUTERS – 0.93%
CSK Holdings Corp.	215,200	$3,444,390
Fujitsu Ltd.	5,380,000	37,725,686
Itochu Techno-Solutions Corp.	107,600	2,994,259
OBIC Co. Ltd.	10,760	1,923,465
Otsuka Corp.	62,000	4,501,820
TDK Corp.	322,800	19,036,351

		69,625,971

COSMETICS & PERSONAL CARE – 1.07%
Kao Corp.	1,646,000	47,017,738
Shiseido Co. Ltd.	1,076,000	25,480,949
Uni-Charm Corp.	107,600	8,060,705

		80,559,392

DISTRIBUTION & WHOLESALE – 4.54%
Canon Marketing Japan Inc.	107,600	1,780,692
Hitachi High-Technologies Corp.	107,600	2,012,698
ITOCHU Corp.	4,304,000	35,256,908
Marubeni Corp.	4,458,000	28,056,337
Mitsubishi Corp.	4,196,400	117,162,792
Mitsui & Co. Ltd.	5,380,000	93,198,802
Sojitz Corp.	3,766,000	10,931,030
Sumitomo Corp.	3,228,000	40,928,155
Toyota Tsusho Corp.	645,700	11,251,036

		340,578,450

DIVERSIFIED FINANCIAL SERVICES – 2.49%
Acom Co. Ltd.	225,960	6,371,229
AEON Credit Service Co. Ltd.	430,470	4,985,956
AIFUL Corp.	161,400	1,320,647
Credit Saison Co. Ltd.	538,000	11,005,391
Daiwa Securities Group Inc.	4,304,000	33,829,182
Mitsubishi UFJ Lease & Finance Co. Ltd.	150,640	5,344,059
Nomura Holdings Inc.	5,595,200	75,530,689
ORIX Corp.	269,000	33,387,975
Promise Co. Ltd.	269,000	6,097,581
Shinko Securities Co. Ltd.	1,076,000	3,182,640
Takefuji Corp.	398,120	5,337,614

		186,392,963

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
ELECTRIC – 4.56%
Chubu Electric Power Co. Inc.	2,044,400	$49,073,135
Chugoku Electric Power Co. Inc. (The)	538,100	12,197,429
Electric Power Development Co. Ltd.	538,000	19,928,680
Hokkaido Electric Power Co. Inc.	538,000	12,096,015
Hokuriku Electric Power Co.	430,400	10,787,266
Kansai Electric Power Co. Inc. (The)	2,367,200	58,457,461
Kyushu Electric Power Co. Inc.	1,183,600	26,229,514
Shikoku Electric Power Co. Inc.	430,400	11,560,617
Tohoku Electric Power Co. Inc.	1,398,900	33,514,305
Tokyo Electric Power Co. Inc. (The)	3,766,000	108,269,247

		342,113,669

ELECTRICAL COMPONENTS & EQUIPMENT – 4.10%
Brother Industries Ltd.	430,600	4,876,364
Casio Computer Co. Ltd.	753,200	8,488,031
Furukawa Electric Co. Ltd. (The)	2,152,000	11,263,174
Hitachi Ltd.	10,760,000	80,210,459
Mitsubishi Electric Corp.	6,456,000	55,562,349
SANYO Electric Co. Ltd.[a,b]	4,611,000	9,347,339
Sharp Corp.	3,228,000	41,642,018
Stanley Electric Co. Ltd.	431,600	8,808,975
Sumitomo Electric Industries Ltd.	2,367,200	27,592,794
Toshiba Corp.	9,684,000	54,788,998
Ushio Inc.	322,800	4,949,451

		307,529,952

ELECTRONICS – 4.39%
Advantest Corp.	430,400	9,181,074
Alps Electric Co. Ltd.	538,000	4,932,596
Fanuc Ltd.	538,000	40,749,689
Hirose Electric Co. Ltd.	107,600	10,579,056
Hoya Pentax HD Corp.	1,291,200	26,710,380
IBIDEN Co. Ltd.	430,400	12,889,196
Keyence Corp.	107,692	22,079,217
Kyocera Corp.	538,000	45,756,646

Security	Shares	Value
Mabuchi Motor Co. Ltd.[a]	107,600	$5,066,445
Minebea Co. Ltd.	1,076,000	4,798,747
Mitsumi Electric Co. Ltd.	215,200	5,839,797
Murata Manufacturing Co. Ltd.	645,600	28,792,481
NEC Corp.	6,456,000	30,339,185
NGK Insulators Ltd.	1,076,000	13,127,150
Nippon Electric Glass Co. Ltd.	1,076,500	14,561,640
Omron Corp.	645,600	11,469,401
Secom Co. Ltd.	645,600	30,160,719
Yaskawa Electric Corp.	1,076,000	7,624,455
Yokogawa Electric Corp.	645,600	4,759,088

		329,416,962

ENGINEERING & CONSTRUCTION – 0.77%
JGC Corp.	1,076,000	20,870,583
Kajima Corp.	3,228,000	10,113,062
Obayashi Corp.	2,152,000	10,073,403
Shimizu Corp.	2,152,000	9,200,904
Taisei Corp.	3,228,000	7,465,819

		57,723,771

ENTERTAINMENT – 0.31%
Oriental Land Co. Ltd.	215,200	14,217,775
Toho Co. Ltd.	431,600	9,206,671

		23,424,446

ENVIRONMENTAL CONTROL – 0.14%
Kurita Water Industries Ltd.	322,800	10,648,459

		10,648,459

FOOD – 1.09%
Ajinomoto Co. Inc.	2,152,000	19,770,044
Kikkoman Corp.	1,076,000	13,484,081
Meiji Dairies Corp.	1,076,000	6,206,644
Nippon Meat Packers Inc.[a]	1,076,000	17,648,284
Nisshin Seifun Group Inc.	540,000	7,533,379
Nissin Food Products Co. Ltd.	323,600	10,764,303
Yakult Honsha Co. Ltd.	215,200	6,166,985

		81,573,720

FOREST PRODUCTS & PAPER – 0.28%
Nippon Paper Group Inc.	3,228	9,339,710
Oji Paper Co. Ltd.	2,152,000	11,362,322

		20,702,032

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
GAS – 0.82%
Osaka Gas Co. Ltd.	6,456,000	$23,676,462
Toho Gas Co. Ltd.	1,076,000	6,097,581
Tokyo Gas Co. Ltd.	7,532,000	31,717,337

		61,491,380

HAND & MACHINE TOOLS – 0.87%
Fuji Electric Holdings Co. Ltd.	2,152,000	5,135,849
Makita Corp.	322,800	8,477,125
Nidec Corp.	322,800	21,981,037
SMC Corp.	215,200	22,387,542
THK Co. Ltd.	431,000	7,104,897

		65,086,450

HEALTH CARE - PRODUCTS – 0.40%
Terumo Corp.	538,000	30,289,610

		30,289,610

HOME BUILDERS – 0.42%
Daiwa House Industry Co. Ltd.	1,076,000	10,707,948
Haseko Corp.[a]	3,766,000	3,886,588
Sekisui Chemical Co. Ltd.	1,076,000	6,751,956
Sekisui House Ltd.	1,076,000	10,341,101

		31,687,593

HOME FURNISHINGS – 3.32%
Matsushita Electric Industrial Co. Ltd.	5,380,015	112,780,780
Pioneer Corp.	645,600	4,991,093
Sony Corp.	3,120,400	121,911,965
Yamaha Corp.	538,000	9,557,835

		249,241,673

HOUSEWARES – 0.11%
TOTO Ltd.[a]	1,076,000	8,070,620

		8,070,620

INSURANCE – 2.57%
Aioi Insurance Co. Ltd.	1,076,000	5,393,633
Mitsui Sumitomo Insurance Group Holdings Inc.[b]	1,216,100	40,452,624
Nipponkoa Insurance Co. Ltd.[a]	1,076,000	7,168,376
Sompo Japan Insurance Inc.	2,152,000	19,730,385
Sony Financial Holdings Inc.	2,152	8,050,790
T&D Holdings Inc.	645,600	34,503,386
Tokio Marine Holdings Inc.	2,259,600	77,662,363

		192,961,557

Security	Shares	Value
INTERNET – 1.35%
Dena Co. Ltd.[a]	1,076	$5,324,229
Rakuten Inc.	21,650	12,169,085
SBI Holdings Inc.	49,730	9,036,403
SoftBank Corp.	2,259,600	37,810,952
Trend Micro Inc.[a]	541,500	18,561,438
Yahoo! Japan Corp.	47,344	18,344,300

		101,246,407

IRON & STEEL – 3.26%
Daido Steel Co. Ltd.	1,076,000	6,057,922
JFE Holdings Inc.	1,614,250	69,314,951
Kobe Steel Ltd.	8,608,000	20,939,986
Nippon Steel Corp.	16,140,000	77,781,341
Nisshin Steel Co. Ltd.	3,236,000	8,766,496
Sumitomo Metal Industries Ltd.	11,836,000	53,113,403
Tokyo Steel Manufacturing Co. Ltd.	431,000	4,606,865
Yamato Kogyo Co. Ltd.	107,600	3,975,821

		244,556,785

LEISURE TIME – 0.54%
Namco Bandai Holdings Inc.	645,698	8,020,280
Sankyo Co. Ltd.	215,200	10,271,698
Sega Sammy Holdings Inc.	322,800	3,099,356
Shimano Inc.	215,200	8,804,312
Yamaha Motor Co. Ltd.	645,800	10,128,096

		40,323,742

MACHINERY – 0.40%
Hitachi Construction Machinery Co. Ltd.	325,800	7,775,370
Japan Steel Works Ltd. (The)	1,076,000	18,838,056
Okuma Corp.	493,000	3,611,472

		30,224,898

MACHINERY - CONSTRUCTION & MINING – 0.80%
Komatsu Ltd.	2,797,600	59,676,978

		59,676,978

MACHINERY - DIVERSIFIED – 0.54%
Amada Co. Ltd.	1,076,000	6,613,149
Kubota Corp.	3,228,000	23,051,832
Sumitomo Heavy Industries Ltd.	2,152,000	10,648,459

		40,313,440

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
MANUFACTURING – 2.66%
FUJIFILM Holdings Corp.	1,506,400	$42,058,438
IHI Corp.	4,310,000	7,466,298
Kawasaki Heavy Industries Ltd.	4,304,000	9,637,153
Konica Minolta Holdings Inc.	1,614,000	22,590,795
Mitsubishi Heavy Industries Ltd.	9,684,000	46,936,503
Nikon Corp.[a]	1,076,000	35,395,715
Olympus Corp.	1,076,000	35,395,715

		199,480,617

MEDIA – 0.10%
Fuji Television Network Inc.	1,655	2,400,341
Jupiter Telecommunications Co. Ltd.	4,304	3,295,668
Tokyo Broadcasting System Inc.[a]	107,600	1,783,666

		7,479,675

METAL FABRICATE & HARDWARE – 0.23%
Maruichi Steel Tube Ltd.	107,600	3,242,129
NSK Ltd.	1,076,000	7,822,751
NTN Corp.	1,076,000	6,057,922

		17,122,802

MINING – 0.68%
Dowa Holdings Co. Ltd.	1,076,000	6,107,496
Mitsubishi Materials Corp.	3,228,000	11,630,021
Mitsui Mining & Smelting Co. Ltd.	2,152,000	5,810,053
OSAKA Titanium technologies Co. Ltd.[a]	78,400	3,055,812
Sumitomo Metal Mining Co. Ltd.	1,740,000	22,478,507
Toho Titanium Co. Ltd.[a]	107,600	1,617,098

		50,698,987

OFFICE & BUSINESS EQUIPMENT – 2.61%
Canon Inc.	3,228,050	147,236,559
Ricoh Co. Ltd.	2,152,000	36,129,408
Seiko Epson Corp.	430,400	12,571,924

		195,937,891

OIL & GAS – 1.26%
Cosmo Oil Co. Ltd.	2,152,000	6,385,109
Idemitsu Kosan Co. Ltd.	34,000	3,051,463
INPEX Holdings Inc.	2,152	23,597,144

Security	Shares	Value
Japan Petroleum Exploration Co. Ltd.	38,000	$2,542,087
Nippon Mining Holdings Inc.	2,690,000	15,243,953
Nippon Oil Corp.	4,304,500	27,209,279
Showa Shell Sekiyu K.K.	645,700	7,395,578
TonenGeneral Sekiyu K.K.	1,076,000	8,734,910

		94,159,523

PACKAGING & CONTAINERS – 0.13%
Toyo Seikan Kaisha Ltd.	538,000	9,885,022

		9,885,022

PHARMACEUTICALS – 5.61%
Alfresa Holdings Corp.	107,600	7,069,228
Astellas Pharma Inc.	1,506,430	68,849,507
Chugai Pharmaceutical Co. Ltd.	645,600	10,743,641
Daiichi Sankyo Co. Ltd.	2,152,069	65,439,555
Eisai Co. Ltd.	753,200	30,259,866
Hisamitsu Pharmaceutical Co. Inc.	107,600	4,818,576
Kyowa Hakko Kogyo Co. Ltd.	754,000	8,337,249
Mediceo Paltac Holdings Co. Ltd.	430,400	6,523,916
Mitsubishi Tanabe Pharma Corp.	1,076,000	15,229,081
Ono Pharmaceutical Co. Ltd.	215,200	11,362,322
Santen Pharmaceutical Co. Ltd.	107,600	2,929,813
Shionogi & Co. Ltd.	1,076,000	24,539,047
Suzuken Co. Ltd.	215,200	7,773,177
Taisho Pharmaceutical Co. Ltd.	944,000	20,180,419
Takeda Pharmaceutical Co. Ltd.	2,582,400	136,347,864

		420,403,261

REAL ESTATE – 2.53%
AEON Mall Co. Ltd.	107,600	3,133,066
Daito Trust Construction Co. Ltd.	215,200	9,022,437
Leopalace21 Corp.	430,400	4,425,952
Mitsubishi Estate Co. Ltd.	3,527,000	79,136,098
Mitsui Fudosan Co. Ltd.	2,628,000	55,817,001
Nomura Real Estate Holdings Inc.[a]	107,600	2,240,737
NTT Urban Development Corp.	3,228	4,372,412
Sumitomo Realty & Development Co. Ltd.	1,076,000	21,862,060

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
Tokyo Tatemono Co. Ltd.	1,076,000	$5,264,741
Tokyu Land Corp.	1,076,000	4,630,196

		189,904,700

REAL ESTATE INVESTMENT TRUSTS – 0.47%
Japan Prime Realty Investment Corp.	1,076	2,357,731
Japan Real Estate Investment Corp.	1,076	10,152,720
Japan Retail Fund Investment Corp.	1,076	4,511,219
Nippon Building Fund Inc.	1,318	14,427,865
Nomura Real Estate Office Fund Inc.	520	3,761,345

		35,210,880

RETAIL – 2.84%
AEON Co. Ltd.	1,829,200	21,271,139
Citizen Watch Co. Ltd.	1,183,600	8,277,838
FamilyMart Co. Ltd.	215,200	8,804,313
Fast Retailing Co. Ltd.	107,600	11,035,135
Isetan Mitsukoshi Holdings Ltd. Class La,b	1,023,460	11,561,962
J. Front Retailing Co. Ltd.	1,216,000	6,678,056
Lawson Inc.	215,200	9,914,766
Marui Group Co. Ltd.	968,400	7,156,478
Nitori Co. Ltd.	107,600	6,028,178
Seven & I Holdings Co. Ltd.	2,582,480	76,147,763
Shimamura Co. Ltd.	47,700	2,698,715
Takashimaya Co. Ltd.	1,076,000	9,280,221
UNY Co. Ltd.	1,078,000	12,019,166
USS Co. Ltd.	75,320	5,219,133
Yamada Denki Co. Ltd.	236,720	17,253,676

		213,346,539

SEMICONDUCTORS – 0.92%
Elpida Memory Inc.[b]	322,800	7,079,143
NEC Electronics Corp.[a,b]	107,600	2,761,262
Rohm Co. Ltd.	323,200	18,821,691
Shinko Electric Industries Co. Ltd.	215,200	3,041,850
Sumco Corp.	322,800	6,528,874
Tokyo Electron Ltd.	538,052	30,937,060

		69,169,880

Security	Shares	Value
SHIPBUILDING – 0.06%
Mitsui Engineering & Shipbuilding Co. Ltd.	2,152,000	$4,402,156

		4,402,156

SOFTWARE – 0.31%
Konami Corp.	323,600	10,018,852
Nomura Research Institute Ltd.	215,200	4,937,554
Oracle Corp.	107,600	4,729,343
Square Enix Co. Ltd.	107,600	3,579,231

		23,264,980

STORAGE & WAREHOUSING – 0.05%
Mitsubishi Logistics Corp.	319,000	3,674,269

		3,674,269

TELECOMMUNICATIONS – 3.06%
Hikari Tsushin Inc.	107,600	2,766,220
KDDI Corp.	8,608	50,763,603
Nippon Telegraph and Telephone Corp.	16,140	80,607,049
NTT Data Corp.	4,304	17,886,238
NTT DoCoMo Inc.	48,420	77,320,304

		229,343,414

TEXTILES – 0.75%
Kuraray Co. Ltd.	1,076,000	11,382,152
Mitsubishi Rayon Co. Ltd.	1,076,000	2,944,686
Nisshinbo Industries Inc.	1,076,000	12,026,611
Teijin Ltd.	3,228,000	10,469,993
Toray Industries Inc.[a]	4,304,000	19,194,988

		56,018,430

TOYS, GAMES & HOBBIES – 2.05%
Nintendo Co. Ltd.	322,800	154,075,467

		154,075,467

TRANSPORTATION – 4.79%
Central Japan Railway Co.	5,132	53,767,187
East Japan Railway Co.	10,760	86,258,466
Hankyu Hanshin Holdings Inc.	3,233,800	14,392,310
Kawasaki Kisen Kaisha Ltd.	2,152,000	15,506,695
Keihin Electric Express Railway Co. Ltd.[a]	1,080,000	6,946,234
Keio Corp.	2,152,000	12,076,185
Kintetsu Corp.[a]	5,384,000	16,818,023
Mitsui O.S.K. Lines Ltd.	3,228,000	38,905,543

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2008

Security	Shares	Value
Nippon Express Co. Ltd.	2,152,000	$10,172,550
Nippon Yusen Kabushiki Kaisha	3,228,000	26,115,494
Odakyu Electric Railway Co. Ltd.	1,076,000	7,475,734
Tobu Railway Co. Ltd.	3,228,000	14,782,917
Tokyu Corp.	3,228,000	16,716,296
West Japan Railway Co.	5,380	26,224,556
Yamato Holdings Co. Ltd.	1,076,000	12,799,963

		358,958,153

VENTURE CAPITAL – 0.05%
JAFCO Co. Ltd.	107,600	3,747,782

		3,747,782

TOTAL COMMON STOCKS (Cost: $8,102,377,852)		7,492,032,946

SHORT-TERM INVESTMENTS – 2.27%

MONEY MARKET FUNDS – 2.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,d]	86,309	86,309
BGI Cash Premier Fund LLC 2.63%[c,d,e]	169,869,850	169,869,850

		169,956,159

TOTAL SHORT-TERM INVESTMENTS (Cost: $169,956,159)		169,956,159

TOTAL INVESTMENTS IN SECURITIES – 102.17% (Cost: $8,272,334,011)		7,661,989,105

Other Assets, Less Liabilities – (2.17)%		(162,452,787)

NET ASSETS – 100.00%		$7,499,536,318

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

iSHARES®, INC.

August 31, 2008

iShares MSCI Japan Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$8,102,377,852
Affiliated issuers (Note 2)	169,956,159

Total cost of investments	$8,272,334,011

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$7,492,032,946
Affiliated issuers (Note 2)	169,956,159

Total value of investments	7,661,989,105
Foreign currency, at value[b]	6,242,738
Receivables:
Investment securities sold	10,924,360
Dividends and interest	4,008,992

Total Assets	7,683,165,195

LIABILITIES
Payables:
Investment securities purchased	10,341,621
Collateral for securities on loan (Note 5)	169,869,850
Investment advisory fees (Note 2)	3,417,406

Total Liabilities	183,628,877

NET ASSETS	$7,499,536,318

Net assets consist of:
Paid-in capital	$8,500,941,687
Distributions in excess of net investment income	(4,799,303)
Accumulated net realized loss	(386,283,037)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(610,323,029)

NET ASSETS	$7,499,536,318

Shares outstanding[c]	645,600,000

Net asset value per share	$11.62

[a]	Securities on loan with market value of $160,778,138. See Note 5.
[b]	Cost of foreign currency: $6,228,132.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations

iSHARES®, INC.

Year ended August 31, 2008

iShares MSCI Japan Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$146,219,790
Interest from affiliated issuers (Note 2)	212,444
Securities lending income from affiliated issuers (Note 2)	1,757,400

Total investment income	148,189,634

EXPENSES
Investment advisory fees (Note 2)	47,063,599

Total expenses	47,063,599

Net investment income	101,126,035

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(129,657,730)
In-kind redemptions	763,155,865
Foreign currency transactions	(1,256,713)

Net realized gain	632,241,422

Net change in unrealized appreciation (depreciation) on:
Investments	(2,458,674,368)
Translation of assets and liabilities in foreign currencies	(61,579)

Net change in unrealized appreciation (depreciation)	(2,458,735,947)

Net realized and unrealized loss	(1,826,494,525)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,725,368,490)

[a]	Net of foreign withholding tax of $10,900,502.

See notes to financial statements.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	Year ended August 31, 2008	Year ended August 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$101,126,035	$94,180,315
Net realized gain	632,241,422	1,158,734,665
Net change in unrealized appreciation (depreciation)	(2,458,735,947)	(877,641,765)

Net increase (decrease) in net assets resulting from operations	(1,725,368,490)	375,273,215

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(145,335,547)	(97,091,876)

Total distributions to shareholders	(145,335,547)	(97,091,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,033,469,389	1,146,746,106
Cost of shares redeemed	(3,443,234,963)	(3,369,511,925)

Net decrease in net assets from capital share transactions	(2,409,765,574)	(2,222,765,819)

DECREASE IN NET ASSETS	(4,280,469,611)	(1,944,584,480)

NET ASSETS
Beginning of year	11,780,005,929	13,724,590,409

End of year	$7,499,536,318	$11,780,005,929

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(4,799,303)	$30,074,213

SHARES ISSUED AND REDEEMED
Shares sold	79,200,000	79,800,000
Shares redeemed	(270,600,000)	(237,000,000)

Net decrease in shares outstanding	(191,400,000)	(157,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004
Net asset value, beginning of year	$14.07	$13.80	$10.99	$9.89	$8.29

Income from investment operations:
Net investment income[a]	0.14	0.10	0.06	0.06	0.03
Net realized and unrealized gain (loss)[b]	(2.39)	0.27	2.81	1.08	1.57

Total from investment operations	(2.25)	0.37	2.87	1.14	1.60

Less distributions from:
Net investment income	(0.20)	(0.10)	(0.06)	(0.04)	(0.00)[c]

Total distributions	(0.20)	(0.10)	(0.06)	(0.04)	(0.00)[c]

Net asset value, end of year	$11.62	$14.07	$13.80	$10.99	$9.89

Total return	(16.13)%	2.68%	26.10%	11.58%	19.32%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,499,536	$11,780,006	$13,724,590	$7,248,107	$5,863,332
Ratio of expenses to average net assets	0.52%	0.52%	0.54%	0.57%	0.64%[d]
Ratio of net investment income to average net assets	1.11%	0.68%	0.48%	0.59%	0.28%
Portfolio turnover rate[e]	4%	3%	8%	6%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Ratio of expenses to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Continued)

iSHARES®, INC.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

As of August 31, 2008, the tax year-end of the Fund, the components of net accumulated losses on a tax basis consisted of undistributed ordinary income of $1,704,867, unrealized depreciation of $666,724,525, and capital and other losses of $336,385,711, for net accumulated losses of $1,001,405,369.

For the years ended August 31, 2008 and August 31, 2007, the tax characterization of distributions paid for the Fund represents ordinary income. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2008.

From November 1, 2007 to August 31, 2008, the Fund incurred net realized capital losses of $112,520,757. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending August 31, 2009.

As of August 31, 2008, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148, $5,594,562, $8,733,802, $68,122,871, $27,817,841 and $44,443,527 expiring in 2009, 2010, 2011, 2012, 2013, 2014, 2015 and 2016, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of August 31, 2008, the cost of investments for federal income tax purposes was $8,328,735,507. Net unrealized depreciation was $666,746,402, of which $579,750,317 represented gross unrealized appreciation on securities and $1,246,496,719 represented gross unrealized depreciation on securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of August 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Continued)

iSHARES®, INC.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

The Board approved a change to the investment advisory fee structure for the Fund effective September 1, 2008. For its investment advisory services to the Fund, BGFA will be entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2008, BGI earned securities lending agent fees of $1,757,400.

Cross trades for the year ended August 31, 2008 were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

The Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2008, aggregated $379,737,187 and $503,759,318, respectively.

In-kind purchases and sales (see Note 4) for the year ended August 31, 2008, aggregated $1,000,551,278 and $3,328,260,294, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the MSCI Japan Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2008, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Continued)

iSHARES®, INC.

The market value of the securities on loan as of August 31, 2008 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Japan Index Fund (the “Fund”) at August 31, 2008, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended August 31, 2008, the Fund earned foreign source income of $157,120,292 and paid foreign taxes of $10,799,226 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $103,928,863 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2008.

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BGFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Fund. The Board also considered BGFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available. However, the Board also noted that the Fund had met its investment objective consistently since its inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUND’S EXPENSES AND PERFORMANCE OF THE FUND

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five- and ten-year, and “last quarter” periods ended March 31, 2008, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper provided, and the Board reviewed, a comparison of the Fund’s performance to that of its relevant performance benchmark index.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® , INC.

The Board noted that the Fund performed in line with its performance benchmark index over relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expense components for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in its respective Lipper Group. The Board also reviewed statistical information from Lipper displaying the effects of the current breakpoints in the investment advisory fee rates for the Fund (as discussed below) at various assets levels of the Fund as compared to the Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in its Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO THE FUND AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Fund based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Fund’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Company (including any securities lending by the Fund). The Board also discussed BGFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Fund’s profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract already provided for breakpoints (effective September 1, 2008) in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board was also presented with materials regarding the proposed extension of breakpoints in the investment advisory fee rates at certain asset levels for the Fund. The Board also discussed the substantial growth in assets of certain iShares funds, including the Fund, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and the BGFA had incurred operating losses during earlier years when the iShares funds, including the Fund, had not yet reached scale. In light of this history, the Board determined that the proposed extension of breakpoints were appropriate and warranted at this juncture for the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed extension of breakpoints, reflects appropriate sharing of economies of scale with the Fund’s shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES®, INC.

of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). In reviewing the comparative investment advisory/management fee information, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Fund and the Other Accounts under differing regulatory requirements and client guidelines. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Fund by BGFA, such as any payment of revenue to BGI, the Company’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Fund in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the extension of breakpoints, for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

Supplemental Information (Unaudited)

iSHARES®, INC.

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Japan Index Fund

Period Covered: January 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	3	0.22%
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	5	0.36
Greater than 2.5% and Less than 3.0%	5	0.36
Greater than 2.0% and Less than 2.5%	15	1.09
Greater than 1.5% and Less than 2.0%	41	2.97
Greater than 1.0% and Less than 1.5%	124	8.98
Greater than 0.5% and Less than 1.0%	258	18.68
Between 0.5% and –0.5%	657	47.58
Less than –0.5% and Greater than –1.0%	147	10.64
Less than –1.0% and Greater than –1.5%	64	4.63
Less than –1.5% and Greater than –2.0%	34	2.46
Less than –2.0% and Greater than –2.5%	16	1.16
Less than –2.5% and Greater than –3.0%	7	0.51
Less than –3.0% and Greater than –3.5%	3	0.22
Less than –3.5% and Greater than –4.0%	1	0.07

	1,381	100.00%

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 161 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address of each Director and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Director. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 46	Director and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Trustee of iShares Trust (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 47	Director (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003); Director of Real Estate Equity Exchange (since 2005).	Trustee of iShares Trust (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

DIRECTOR AND OFFICER INFORMATION	27

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Director (since 2002); Lead Independent Director (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Trustee of iShares Trust (since 2000); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 59	Director (since 2005).	Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Trustee of iShares Trust (since 2005).

Charles A. Hurty, 64	Director (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 53	Director (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee of iShares Trust (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Director (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Trustee of iShares Trust (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Darrell Duffie, 54	Director (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Trustee of iShares Trust (since 2008).

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 42	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 51	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations of BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

DIRECTOR AND OFFICER INFORMATION	29

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers (Continued)
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 56	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 45	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 41	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 43	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 36	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American

  Technology-Multimedia Networking (IGN)

iShares S&P North American

  Technology-Semiconductors (IGW)

iShares S&P North American

  Technology-Software (IGV)

iShares S&P North American Technology

  Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

  Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

  Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

  Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

  Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

  Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

  Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate

  Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

  America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	31

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

7821-iS-0908

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, NA., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on

Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-004-10008

iShares®

LET’S BUILD A BETTER INVESTMENT WORLDSM.

BARCLAYS

GLOBAL INVESTORS

2008 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

AUGUST 31, 2008

>> Would you prefer to receive materials like this electronically?

See inside cover for details.

iShares MSCI Emerging Markets Index Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

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Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

iShares®

iShares, Inc.

Supplement dated October 30, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Emerging Markets Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective August 12, 2008, the second and fourth paragraphs under the heading “Management” beginning on page 12 of the Prospectus are hereby deleted in their entirety and replaced with the following:

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund and iShares MSCI BRIC Index Fund, which are offered in separate prospectuses) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-119-0908

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.36)%	(8.16)%	(10.09)%	23.27%	22.95%	23.50%	28.07%	28.02%	28.04%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.36)%	(8.16)%	(10.09)%	184.69%	180.97%	187.29%	280.60%	279.88%	279.88%

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
Financial	20.28%

Energy	17.63

Basic Materials	14.49

Communications	14.23

Technology	11.08

Industrial	7.58

Consumer Non-Cyclical	4.40

Utilities	4.27

Consumer Cyclical	3.30

Diversified	1.62

Exchange-Traded Funds	0.44

Short-Term and Other Net Assets	0.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
OAO Gazprom SP ADR (Russia)	3.16%

Samsung Electronics Co. Ltd. GDR (South Korea)	2.90

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	2.79

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	2.61

Petroleo Brasileiro SA ADR (Brazil)	2.50

Chunghwa Telecom Co. Ltd. SP ADR (Taiwan)	2.49

POSCO ADR (South Korea)	2.39

China Mobile Ltd. (China)	2.07

Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	1.84

Banco Itau Holding Financiera SA Preferred ADR (Brazil)	1.66

TOTAL	24.41%

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets IndexSM (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2008 (the “reporting period”), the total return for the Fund was (8.36)%, while the total return for the Index was (10.09)%.

Emerging markets stocks fell for the reporting period, with the entire decline occurring in the last six months. The negative performance ended a five-year rally in emerging equity markets (as represented by the Index) that produced average annual returns of more than 35% between March 2003 and March 2008.

Emerging market stock markets advanced during the first half of the reporting period thanks to solid economic growth in many developing nations. Most notably, China – the world’s fourth-largest economy – generated double-digit economic growth in 2007, and economic activity was also robust in India and Latin America. Continued strength in demand for commodities – which are the primary exports of many developing countries – also contributed to the gains in emerging country stock markets.

However, emerging markets fell sharply in the second half of the reporting period as the main supporting factors reversed course. Global economic activity began to weaken as an economic slowdown in the U.S. spread to Europe and other developed regions. The sluggish economic environment dampened demand for exported goods, curtailing economic growth in developing countries. In addition, prices for energy and other commodities eased after peaking in mid-2008, putting further downward pressure on emerging economies.

Emerging markets in Asia suffered the largest declines during the reporting period. China and India – two of the top-performing equity markets worldwide in 2007 – were among the biggest decliners in the first eight months of 2008 as a sharp decline in exports to developed nations weighed on economic growth in both countries. The South Korean stock market also slumped as inflation reached a

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

seven-year high, squeezing profit margins and undermining the country’s economy and currency. The lone exception to the stock market weakness in emerging Asia was Indonesia, which posted a positive return for the reporting period as an increase in domestic consumption helped offset weaker export growth.

In Eastern Europe and the Middle East, market performance was generally negative but better than Index performance as a whole. The best performers included Israel and the Czech Republic, both of which maintained robust economic growth rates despite the challenging global environment. Russia, the largest market in this region, and Turkey were the weakest performers.

Latin American markets bucked the trend in emerging markets, generating double-digit gains for the reporting period. Brazil, the largest market in Latin America, was the best performer, benefiting from a combination of strong raw materials exports, a recent offshore oil discovery, and healthy domestic demand. Markets in Colombia and Argentina also advanced during the reporting period. The weaker performers in the region included Mexico and Peru, though even these markets held up better than the overall Index.

Looking at the Fund’s ten largest holdings as of August 31, 2008, the strongest performer for the reporting period was Brazilian energy producer Petroleo Brasileiro SA, whose shares benefited from a 56% increase in the price of crude oil. Other top performers included Brazilian nickel and iron-ore producer Companhia Vale do Rio Doce and Chinese telecommunications company Chunghwa Telecom Co. Ltd. On the downside, the largest decliners among the Fund’s top ten holdings were South Korean electronics manufacturer Samsung Electronics Co. Ltd., as well as POSCO, a South Korean steel producer.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Shareholder Expenses (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/08 to 8/31/08)
Actual	$1,000.00	$ 858.10	0.72%	$3.36
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.72	3.66

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2008

Security	Shares	Value
COMMON STOCKS – 88.99%

ARGENTINA – 0.84%
Petrobras Energia Participaciones SA SP ADR	2,127,014	$24,120,339
Tenaris SA ADR	2,673,124	146,193,152

		170,313,491

BRAZIL – 5.79%
Centrais Eletricas Brasileiras SA SP ADR	450,400	8,108,371
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	337,800	15,133,440
Companhia Siderurgica Nacional SP ADR[a]	2,550,390	88,524,037
Companhia Vale do Rio Doce ADR	11,258,874	298,923,105
CPFL Energia SA ADR[a]	225,200	14,167,332
Empresa Brasileira de Aeronautica SA ADR	2,589,800	87,923,710
Gafisa SA ADR[a]	819,728	23,509,799
Petroleo Brasileiro SA ADR	9,618,292	507,268,720
TAM SA ADR[a]	1,086,353	21,140,429
Unibanco - Uniao de Bancos Brasileiros SA Units GDR	869,272	103,930,160
Vivo Participacoes SA ADR	1,126,000	5,888,980

		1,174,518,083

CHILE – 2.46%
Banco Santander Chile SA ADR	2,142,778	94,303,660
Compania de Telecomunicaciones de Chile SA SP ADR	2,652,858	14,723,362
Enersis SA SP ADR	6,377,294	109,306,819
LAN Airlines SA SP ADR[a]	2,856,441	33,506,053
Sociedad Quimica y Minera de Chile SA SP ADR	6,484,195	248,474,352

		500,314,246

CHINA – 14.68%
Agile Property Holdings Ltd.	15,764,000	11,755,211
Air China Ltd. Class Ha	29,276,000	15,154,238

Security	Shares	Value
Aluminum Corp. of China Ltd. Class Ha	6,756,000	$6,076,699
Angang New Steel Co. Ltd. Class H	15,765,320	21,654,022
Anhui Conch Cement Co. Ltd. Class Ha,b	2,252,000	11,772,523
Bank of China Ltd. Class Ha	159,892,000	69,449,231
Bank of Communications Co. Ltd. Class Ha	53,028,000	61,624,519
Beijing Capital International Airport Co. Ltd. Class Ha	18,020,000	14,314,872
Beijing Enterprises Holdings Ltd.	4,504,000	16,879,721
Belle International Holdings Ltd.[a]	16,904,000	17,110,298
Chaoda Modern Agriculture (Holdings) Ltd.	2,280,175	2,430,706
China Agri-Industries Holdings Ltd.[a,b]	15,764,000	10,704,917
China Coal Energy Co. Class H	14,638,000	24,831,945
China Communications Construction Co. Ltd. Class Ha	30,402,000	52,041,477
China Construction Bank Class Ha	217,710,000	178,525,128
China COSCO Holdings Co. Ltd. Class H	15,764,000	30,377,726
China Eastern Airlines Corp. Ltd. Class Ha,b	77,268,000	16,236,205
China Everbright Ltd.[a]	25,000,000	45,485,121
China High Speed Transmission Equipment Group Co. Ltd.	2,252,000	4,420,467
China Life Insurance Co. Ltd. Class Ha	58,552,000	223,937,628
China Mengniu Dairy Co. Ltd.	4,504,000	13,705,756
China Merchants Bank Co. Ltd. Class Ha	18,016,000	60,940,120
China Merchants Holdings (International) Co. Ltd.	9,008,000	33,586,316
China Mobile Ltd.[a]	36,595,000	420,117,493

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2008

Security	Shares	Value
China National Building Material Co. Ltd. Class Ha	11,260,000	$17,629,931
China Overseas Land & Investment Ltd.[a]	31,528,000	52,918,646
China Petroleum & Chemical Corp. Class H	117,104,000	112,831,555
China Railway Construction Corp. Class Hb	10,697,000	14,802,217
China Railway Group Ltd. Class Ha,b	22,520,000	17,456,805
China Resources Enterprises Ltd.[a]	15,778,000	43,160,934
China Resources Land Ltd.[a]	36,064,000	42,695,968
China Resources Power Holdings Co. Ltd.[a]	6,756,000	16,793,158
China Shenhua Energy Co. Ltd. Class H	11,823,000	40,900,862
China Shipping Development Co. Ltd. Class Ha	20,286,000	48,552,802
China Southern Airlines Co. Ltd. Class Ha,b	22,520,000	7,126,993
China Telecom Corp. Ltd. Class H	29,324,000	14,991,225
China Travel International Investment Hong Kong Ltd.[a]	77,562,951	17,093,216
CITIC Pacific Ltd.[a]	12,386,000	43,403,966
CITIC Resources Holdings Ltd.[a,b]	39,453,000	9,452,847
CNOOC Ltd.	129,490,000	200,089,612
COSCO Pacific Ltd.	6,756,000	10,352,895
Datang International Power Generation Co. Ltd. Class Ha	18,032,000	12,014,017
Denway Motors Ltd.	42,788,000	15,350,447
Dongfang Electric Co. Ltd. Class H	4,504,000	14,023,153
Dongfeng Motor Group Co. Ltd. Class Ha	11,260,000	4,804,228
GOME Electrical Appliances Holdings Ltd.[a]	54,048,000	22,367,794
Guangdong Investment Ltd.	15,768,110	5,394,260
Guangshen Railway Co. Ltd. Class Ha,c	72,134,363	32,625,555

Security	Shares	Value
Guangzhou Investment Co. Ltd.	34,834,000	$4,686,339
Guangzhou R&F Properties Co. Ltd. Class Ha	900,800	1,581,211
Harbin Power Equipment Co. Ltd. Class Ha	6,756,000	8,431,204
Hidili Industry International Development Ltd.[a]	7,882,000	9,230,466
Hopson Development Holdings Ltd.	6,756,000	6,751,888
Huaneng Power International Inc. Class Ha	24,772,000	18,472,474
Industrial and Commercial Bank of China Class Ha	233,100,000	161,577,372
Jiangsu Expressway Co. Ltd. Class H	6,762,000	5,215,701
Jiangxi Copper Co. Ltd. Class H	22,538,000	36,212,117
KWG Property Holding Ltd.[a]	5,630,000	2,596,880
Lenovo Group Ltd.[a]	47,292,000	32,114,751
Li Ning Co. Ltd.[a]	4,504,000	11,264,689
Maanshan Iron & Steel Co. Ltd. Class Ha	24,772,000	11,235,835
Nine Dragons Paper Holdings Ltd.[a]	24,772,000	15,298,509
Parkson Retail Group Ltd.[a]	2,815,000	4,068,446
PetroChina Co. Ltd. Class H	137,372,000	176,714,805
Ping An Insurance (Group) Co. of China Ltd. Class Ha	12,389,500	91,594,753
Shanghai Industrial Holdings Ltd.[a]	4,508,000	12,245,056
Shimao Property Holdings Ltd.[a]	2,252,000	2,550,713
Shui On Land Ltd.	12,949,000	9,888,342
Sinofert Holdings Ltd.[a]	37,526,000	24,569,379
Sino-Ocean Land Holdings Ltd.	10,697,000	5,317,833
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	27,048,000	8,594,643
Tencent Holdings Ltd.[a]	5,630,000	48,330,824
Yanzhou Coal Mining Co. Ltd. Class Ha	24,772,800	43,421,238

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2008

Security	Shares	Value
Zhejiang Expressway Co. Ltd. Class H	24,772,000	$16,726,793
Zijin Mining Group Co. Ltd. Class H	45,040,000	30,816,311

		2,979,473,997

COLOMBIA – 0.22%
Bancolombia SA SP ADR	1,351,200	44,994,960

		44,994,960

CZECH REPUBLIC – 2.23%
Central European Media Enterprises Ltd. Class Ab	21,104	1,678,260
CEZ AS	4,077,246	309,234,225
Komercni Banka AS	314,873	70,092,616
Unipetrol ASa	5,175,206	63,667,343
Zentiva NV	137,460	8,826,599

		453,499,043

EGYPT – 0.80%
Orascom Construction Industries Co. GDR	805,395	103,694,606
Orascom Telecom Holding SAE GDR[a,d]	1,145,284	59,325,711

		163,020,317

HUNGARY – 1.56%
Magyar Telekom PLC[a]	3,187,706	16,473,979
MOL Magyar Olaj-es Gazipari Rta	660,962	71,588,470
OTP Bank Rta,b	2,932,704	132,753,138
Richter Gedeon Rta	479,676	95,574,079

		316,389,666

INDIA – 6.12%
HDFC Bank Ltd. ADR[a]	2,854,410	258,295,561
ICICI Bank Ltd. SP ADR[a]	5,058,706	156,921,060
Infosys Technologies Ltd. SP ADR	5,359,095	221,223,442
Mahanagar Telephone Nigam Ltd. ADR[a]	6,872,700	32,026,782
Reliance Industries Ltd. GDR[a,e]	2,422,026	233,241,104
Satyam Computer Services Ltd. ADR[a]	6,775,146	150,814,750
Tata Communications Ltd. ADR[a]	6,151,208	114,473,981
Wipro Ltd. ADR[a]	6,509,406	75,378,921

		1,242,375,601

Security	Shares	Value
INDONESIA – 1.81%
PT Aneka Tambang Tbk	101,903,000	$21,048,817
PT Astra Agro Lestari Tbk	2,815,000	5,522,322
PT Astra International Tbk	17,460,000	39,690,492
PT Bank Central Asia Tbk	101,410,000	35,188,716
PT Bank Danamon Indonesia Tbk	19,070,487	11,254,714
PT Bank Internasional Indonesia Tbk	117,226,000	5,893,329
PT Bank Mandiri Tbk	37,721,000	11,646,101
PT Bank Rakyat Indonesia Tbk	45,369,061	29,006,449
PT Bumi Resources Tbk	150,321,000	90,356,886
PT Indosat Tbk	1,689,000	1,135,229
PT Perusahaan Gas Negara Tbk	106,972,500	29,812,008
PT Semen Gresik (Persero) Tbk	5,790,000	2,562,787
PT Telekomunikasi Indonesia Tbk	69,812,500	61,038,251
PT Truba Alam Manunggal Engineering Tbk[b]	1,126,000	58,454
PT United Tractors Tbk	20,915,271	23,658,257

		367,872,812

ISRAEL – 3.62%
Africa Israel Investments Ltd.[a]	275,417	10,591,470
Bank Hapoalim Ltd.	12,042,570	47,668,153
Bank Leumi le-Israel[a]	15,972,310	66,823,159
Check Point Software Technologies Ltd.[b]	1,382,728	33,863,009
Discount Investment Corp. Ltd.	66,434	1,506,486
Elbit Systems Ltd.	824,232	45,908,062
Israel Chemicals Ltd.[a]	7,507,464	126,904,589
Israel Corp. Ltd. (The)[b]	22,520	23,094,182
Israel Discount Bank Ltd. Class Aa,b	18,745,648	31,222,502
Koor Industries Ltd.	357,155	15,948,463
Makhteshim-Agan Industries Ltd.[a]	3,657,248	25,037,647
Mizrahi Tefahot Bank Ltd.[a]	6,034,234	38,930,542
NICE Systems Ltd.[a,b]	200,428	6,154,853
Teva Pharmaceutical Industries Ltd.	5,440,832	260,430,302

		734,083,419

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2008

Security	Shares	Value
MALAYSIA – 0.47%
AMMB Holdings Bhd	9,752,175	$8,793,769
Bumiputra-Commerce Holdings Bhd	2,034,000	5,004,833
Bursa Malaysia Bhd	2,930,800	5,959,193
Gamuda Bhd	12,166,000	9,249,530
Genting Bhd	3,359,400	5,791,216
IGB Corp. Bhd	4,577,800	1,821,137
IJM Corp. Bhd[b]	3,701,200	5,507,900
IOI Corp. Bhd	5,265,000	7,912,627
MMC Corp. Bhd	3,896,000	2,410,962
Resorts World Bhd	19,905,500	15,896,244
Sime Darby Bhd	1,501,673	3,009,099
SP Setia Bhd	4,821,300	4,802,120
Tenaga Nasional Bhd	3,152,700	7,339,422
UEM World Bhd[b]	3,896,000	2,870,193
YTL Corp. Bhd	4,480,400	8,449,848
YTL Power International Bhd	298,693	165,476

		94,983,569

MEXICO – 5.64%
Alfa SAB de CV Series Aa	4,644,700	24,222,539
America Movil SAB de CV Series L	111,248,800	285,057,849
Axtel SAB de CV Series CPO[b]	1,126,000	1,379,117
Cemex SAB de CV Series CPO[a,b]	53,314,403	107,277,133
Controladora Comercial Mexicana SA de CV BC Units[a]	12,171,900	30,372,218
Corporacion Geo SAB de CV Series Bb	6,114,100	17,859,499
Desarrolladora Homex SAB de CVb	1,158,300	9,793,383
Empresas ICA SAB de CVa,b	7,769,400	35,118,236
Fomento Economico Mexicano SAB de CV BD Units	19,615,400	86,889,732
Grupo Carso SA de CV Series A1[a]	1,015,041	3,976,316
Grupo Financiero Banorte SAB de CV Series O	11,946,856	48,112,821
Grupo Mexico SA de CV Series B	34,685,292	57,148,827

Security	Shares	Value
Grupo Modelo SAB de CV Series C	13,849,898	$66,910,646
Grupo Televisa SA Series CPO	21,957,000	101,573,629
Industrias Penoles SAB de CV	1,126,088	18,554,955
Kimberly-Clark de Mexico SAB de CV Series Aa	8,004,300	35,215,201
Telefonos de Mexico SAB de CV Series L	48,305,400	59,492,820
Telmex Internacional SAB de CV Class L	51,589,200	36,607,824
Urbi Desarrollos Urbanos SA de CVa,b	3,873,800	10,788,327
Wal-Mart de Mexico SAB de CV Series Va	29,839,000	108,856,682

		1,145,207,754

PERU – 0.64%
Compania de Minas Buenaventura SA ADR	3,603,200	83,594,240
Southern Copper Corp.	1,837,632	46,914,745

		130,508,985

PHILIPPINE ISLANDS – 1.08%
Ayala Corp.	4,910,993	32,087,507
Ayala Land Inc.	38,696,200	8,638,485
Bank of the Philippine Islands	31,463,040	31,863,908
Globe Telecom Inc.	517,960	12,408,929
Jollibee Foods Corp.	40,672,700	38,533,430
Manila Electric Co.	13,384,802	16,324,707
Metropolitan Bank & Trust Co.	40	33
Philippine Long Distance Telephone Co.	653,080	38,688,394
SM Investments Corp.	2,163,211	13,309,531
SM Prime Holdings Inc.	155,844,820	27,493,043

		219,347,967

RUSSIA – 8.63%
Comstar United Telesystems GDR[d]	253,390	1,748,391
JSC MMC Norilsk Nickel ADR	6,835,961	135,078,589
LUKOIL SP ADR	3,251,888	241,615,278
Mechel OAO ADR[a]	1,084,338	29,645,801
Mobile TeleSystems SP ADR	1,351,200	91,881,600
Novolipetsk Steel GDR[d]	546,110	21,008,852
OAO Gazprom SP ADR	16,468,876	642,286,164

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2008

Security	Shares	Value
OAO NOVATEK SP GDR[d]	541,606	$38,995,632
OAO Rosneft Oil Co. GDR[d]	6,935,172	59,157,017
OAO Tatneft SP ADR[d]	378,336	39,157,776
PIK Group GDR[d]	675,600	13,471,464
Polyus Gold SP ADR[a]	1,353,124	21,568,797
Rostelecom SP ADR	806,219	55,427,556
Sberbank GDR[a,d]	441,538	121,885,185
Surgutneftegaz SP ADR	3,834,030	27,605,016
Uralkali SP GDR	1,042,676	44,835,068
Vimpel-Communications SP ADR	4,979,172	119,649,503
VTB Bank OJSC GDR[a,d]	5,010,700	27,809,385
Wimm-Bill-Dann Foods OJSC ADR[b]	285,411	19,841,773

		1,752,668,847

SOUTH AFRICA – 8.35%
Adcock Ingram Holdings Ltd.[b]	1,559,108	7,607,632
African Bank Investments Ltd.	11,678,883	42,170,262
African Rainbow Minerals Ltd.	280,374	9,485,344
Anglo Platinum Ltd.	475,907	60,314,683
AngloGold Ashanti Ltd.[a]	1,467,889	39,823,670
ArcelorMittal South Africa Ltd.	3,630,224	85,969,977
Aveng Ltd.	1,623,431	13,984,078
Barloworld Ltd.	2,285,914	20,312,295
Bidvest Group Ltd.	2,497,486	37,046,733
Exxaro Resources Ltd.	1,637,204	24,498,677
FirstRand Ltd.	29,395,810	62,805,920
Foschini Ltd.	5,519,708	30,524,393
Gold Fields Ltd.	4,656,010	43,014,438
Harmony Gold Mining Co. Ltd.[b]	2,541,382	22,321,107
Impala Platinum Holdings Ltd.	4,054,726	114,990,083
Imperial Holdings Ltd.[b]	2,434,140	17,103,355
Investec Ltd.	3,823,247	28,605,016
Kumba Iron Ore Ltd.	418,872	13,734,848
Liberty Group Ltd.[b]	824,828	7,566,491
MTN Group Ltd.	11,019,036	170,104,867
Murray & Roberts Holdings Ltd.	2,125,888	28,768,401
Naspers Ltd.	3,875,787	97,711,035
Nedbank Group Ltd.	3,218,443	43,637,066
Network Healthcare Holdings Ltd.[b]	17,818,960	19,939,892
Northam Platinum Ltd.	288,437	2,015,428

Security	Shares	Value
Pick’n Pay Stores Ltd.	5,097,902	$19,561,775
Pretoria Portland Cement Co. Ltd.	4,093,343	18,098,539
Remgro Ltd.	337,800	8,217,262
Reunert Ltd.	1,590,510	12,024,154
Sanlam Ltd.	17,981,533	41,553,889
Sappi Ltd.	461,028	4,844,086
Sasol Ltd.	4,653,758	257,325,977
Shoprite Holdings Ltd.	11,752,062	70,341,869
Standard Bank Group Ltd.	8,933,696	104,620,232
Steinhoff International Holdings Ltd.	1,892,806	4,544,064
Telkom South Africa Ltd.	1,363,737	24,738,112
Tiger Brands Ltd.	1,559,108	27,497,023
Truworths International Ltd.	9,379,671	38,054,473
Woolworths Holdings Ltd.	12,683,759	20,745,565

		1,696,222,711

SOUTH KOREA – 11.21%
Daelim Industrial Co. Ltd.	199,100	12,451,749
Doosan Heavy Industries & Construction Co. Ltd.	231,790	16,688,710
Hyundai Development Co.	212,800	8,139,517
Hyundai Engineering & Construction Co. Inc.	325,410	16,854,738
Hyundai Heavy Industries Co. Ltd.	375,500	82,589,999
Kookmin Bank SP ADR[a]	6,105,175	334,563,590
Korea Electric Power Corp. SP ADR	14,765,972	222,227,879
KT Corp. SP ADR[a]	7,849,740	159,820,706
LG Display Co. Ltd. ADR[a]	6,890,753	84,894,077
NHN Corp.[b]	187,575	25,839,150
POSCO ADR	4,523,142	484,428,508
Samsung Electronics Co. Ltd. GDR[d]	2,505,350	588,757,250
Samsung Engineering Co. Ltd.	187,990	12,067,684
Samsung Heavy Industries Co. Ltd.	2,036,070	58,619,519
Shinhan Financial Group Co. Ltd. ADR	224,657	20,252,829
SK Telecom Co. Ltd. ADR	7,220,068	147,289,387

		2,275,485,292

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2008

Security	Shares	Value
TAIWAN – 9.91%
Asia Cement Corp.	3,234,060	$3,599,325
AU Optronics Corp. SP ADR[a]	15,909,124	189,954,941
Catcher Technology Co. Ltd.	3,201,000	10,860,137
Cheng Shin Rubber Industry Co. Ltd.	3,508,650	4,694,814
Chunghwa Telecom Co. Ltd. SP ADR[a,b]	20,445,908	505,831,764
CMC Magnetics Corp.[b]	8,136,000	2,117,971
Compal Communications Inc.	2,598,750	3,584,426
D-Link Corp.	1,401,888	1,704,687
Epistar Corp.	2,314,345	4,182,816
Evergreen Marine Corp. Ltd.	10,170,000	5,804,426
Far Eastern Textile Ltd.	5,186,700	4,802,195
Foxconn Technology Co. Ltd.[b]	1,068,000	5,333,566
HannStar Display Corp.	11,767,963	3,115,686
Hon Hai Precision Industry Co. Ltd.[b]	5,085,000	25,797,451
HTC Corp.	4,063,800	76,152,762
Macronix International Co. Ltd.	22,176,448	8,895,049
MediaTek Inc.	3,176,450	36,913,213
MiTAC International Corp.	7,403,727	4,190,390
Mosel Vitelic Inc.[b]	10,545,000	6,887,786
Siliconware Precision Industries Co. SP ADR[a,c]	40,207,832	276,629,884
Synnex Technology International Corp.	4,474,800	8,740,176
Taiwan Cement Corp.	7,190,190	7,090,333
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR[a]	58,378,684	566,857,022
Tatung Co. Ltd.[b]	14,763,000	5,429,983
U-Ming Marine Transport Corp.	2,034,000	5,404,566
Uni-President Enterprises Co.	6,407,100	6,968,214
United Microelectronics Corp. SP ADR[a]	83,688,012	194,993,068
Wintek Corp.	9,378,000	5,902,508
Yang Ming Marine Transport Corp.	16,238,978	7,929,490
Yuanta Financial Holding Co. Ltd.	38,829,000	22,407,502

		2,012,776,151

Security	Shares	Value
THAILAND – 1.73%
Bangkok Bank PCL	7,972,800	$27,476,355
Banpu PCL	2,511,000	28,747,430
IRPC PCL	73,112,500	8,754,709
Kasikornbank PCL	16,172,200	34,006,963
Krung Thai Bank PCL	17,375,600	3,856,734
PTT Aromatics & Refining PCL	15,996,886	10,091,494
PTT Chemical PCL	6,823,968	15,047,009
PTT Exploration & Production PCL	17,280,800	73,685,654
PTT PCL	10,039,000	77,403,505
Ratchaburi Electricity Generating Holding PCL	36,614,900	40,903,035
Siam Cement PCL	2,544,600	12,559,503
Siam Makro PCL	6,280,300	15,590,698
United Broadcasting Corp. PCL[b,f]	5,658,800	2,974,837

		351,097,926

TURKEY – 1.20%
Akbank TAS[a]	5,204,805	27,069,388
Arcelik ASa	1,654,094	6,462,507
Asya Katilim Bankasi ASa,b	7,431,690	16,340,291
Dogan Yayin Holding ASb	2,068,462	3,480,964
Enka Insaat ve Sanayi AS	112,600	1,009,353
Eregli Demir ve Celik Fabrikalari TAS[a]	4,509,369	30,507,357
Migros Turk TAS[a]	699,041	12,768,945
Petkim Petrokimya Holding ASa,b	1,325,966	6,111,218
Tofas Turk Otomobil Fabrikasi ASa	6,803,292	23,013,250
Tupras-Turkiye Petrol Rafinerileri ASa	872,464	20,658,767
Turk Sise ve Cam Fabrikalari ASa,b	12,018,924	16,364,032
Turkiye Garanti Bankasi ASa,b	10,126,368	30,486,148
Turkiye Vakiflar Bankasi TAO[a]	11,835,386	22,619,850
Yapi ve Kredi Bankasi ASa,b	11,596,731	26,086,516

		242,978,586

TOTAL COMMON STOCKS (Cost: $21,429,353,919)		18,068,133,423

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2008

Security	Shares	Value
PREFERRED STOCKS – 9.88%

BRAZIL – 9.88%
Aracruz Celulose SA SP ADR	746,956	$41,299,197
Banco Bradesco SA SP ADR	17,678,200	325,455,662
Banco Itau Holding Financiera SA ADR	17,790,800	338,025,200
Brasil Telecom Participacoes SA ADR	631,692	41,401,094
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR[a]	969,144	40,384,230
Companhia de Bebidas das Americas ADR	1,392,862	86,204,229
Companhia Energetica de Minas Gerais SP ADR[a]	1,887,214	40,726,078
Companhia Paranaense de Energia SP ADR	337,800	5,806,782
Companhia Vale do Rio Doce SP ADR	15,744,858	374,255,275
Gerdau SA SP ADR	4,865,528	91,034,029
Net Servicos de Comunicacao SA ADR[a]	1,689,084	19,458,248
Petroleo Brasileiro SA SP ADR	12,336,456	530,097,514
Tele Norte Leste Participacoes SA ADR	2,117,112	49,159,341
Votorantim Celulose e Papel SA SP ADR	1,037,178	21,905,199

		2,005,212,078

TOTAL PREFERRED STOCKS (Cost: $1,956,881,962)		2,005,212,078

RIGHTS – 0.01%

INDONESIA – 0.01%
PT United Tractors Tbk[f]	3,485,878	1,085,765

		1,085,765

TOTAL RIGHTS (Cost: $0)		1,085,765

Security	Shares	Value
WARRANTS – 0.00%

MALAYSIA – 0.00%
IJM Land Bhd[f]	370,120	$11

		11

TOTAL WARRANTS (Cost: $0)		11

EXCHANGE-TRADED FUNDS – 0.44%
iShares MSCI Malaysia Index Fund[a,c]	1,208,557	11,263,751
iShares MSCI South Korea Index Fund[c]	750,109	32,457,217
iShares MSCI Taiwan Index Fund[c]	3,463,576	45,130,395

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $107,852,126)		88,851,363

SHORT-TERM INVESTMENTS – 9.22%

MONEY MARKET FUNDS – 9.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%[c,g]	39,718,676	39,718,676
BGI Cash Premier Fund LLC 2.63%[c,g,h]	1,832,671,421	1,832,671,421

		1,872,390,097

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,872,390,097)		1,872,390,097

TOTAL INVESTMENTS IN SECURITIES – 108.54% (Cost: $25,366,478,104)		22,035,672,737

Other Assets, Less Liabilities – (8.54)%		(1,732,916,294)

NET ASSETS – 100.00%		$20,302,756,443

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2008

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

iSHARES®, INC.

August 31, 2008

iShares MSCI Emerging Markets Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$22,973,417,149
Affiliated issuers (Note 2)	2,393,060,955

Total cost of investments	$25,366,478,104

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$19,765,175,838
Affiliated issuers (Note 2)	2,270,496,899

Total value of investments	22,035,672,737
Foreign currencies, at value[b]	26,067,058
Receivables:
Investment securities sold	4,307,452
Due from custodian (Note 4)	26,576,735
Dividends and interest	82,394,732

Total Assets	22,175,018,714

LIABILITIES
Payables:
Investment securities purchased	26,576,735
Collateral for securities on loan (Note 5)	1,832,671,421
Foreign taxes	202,615
Investment advisory fees (Note 2)	12,811,500

Total Liabilities	1,872,262,271

NET ASSETS	$20,302,756,443

Net assets consist of:
Paid-in capital	$23,931,231,574
Undistributed net investment income	167,889,884
Accumulated net realized loss	(464,724,177)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(3,331,640,838)

NET ASSETS	$20,302,756,443

Shares outstanding[c,d]	506,700,000

Net asset value per share[d]	$40.07

[a]	Securities on loan with market value of $1,761,842,050. See Note 5.
[b]	Cost of foreign currencies: $26,416,662.
[c]	$0.001 par value, number of shares authorized: 1,000,000,000.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statement of Operations

iSHARES®, INC.

Year ended August 31, 2008

iShares MSCI Emerging Markets Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$686,336,104
Dividends from affiliated issuers (Note 2)	28,924,208
Interest from affiliated issuers (Note 2)	2,069,210
Securities lending income from affiliated issuers (Note 2)	21,377,425

Total investment income	738,706,947

EXPENSES
Investment advisory fees (Note 2)	174,932,398
Foreign taxes (Note 1)	390,736

Total expenses	175,323,134
Less investment advisory fees waived (Note 2)	(703,566)

Net expenses	174,619,568

Net investment income	564,087,379

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(455,506,583)
Investments in affiliated issuers (Note 2)	64,909,373
In-kind redemptions	4,584,575,487
Foreign currency transactions	(1,876,980)

Net realized gain	4,192,101,297

Net change in unrealized appreciation (depreciation) on:
Investments	(7,411,483,369)
Translation of assets and liabilities in foreign currencies	(946,740)

Net change in unrealized appreciation (depreciation)	(7,412,430,109)

Net realized and unrealized loss	(3,220,328,812)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,656,241,433)

[a]	Net of foreign withholding tax of $41,876,285.

See notes to financial statements.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund
	Year ended August 31, 2008[a]	Year ended August 31, 2007[a]
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$564,087,379	$250,914,401
Net realized gain	4,192,101,297	2,359,691,063
Net change in unrealized appreciation (depreciation)	(7,412,430,109)	2,303,383,261

Net increase (decrease) in net assets resulting from operations	(2,656,241,433)	4,913,988,725

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(602,951,708)	(209,458,860)

Total distributions to shareholders	(602,951,708)	(209,458,860)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,099,692,233	7,873,614,616
Cost of shares redeemed	(13,736,113,781)	(6,349,153,507)

Net increase in net assets from capital share transactions	5,363,578,452	1,524,461,109

INCREASE IN NET ASSETS	2,104,385,311	6,228,990,974

NET ASSETS
Beginning of year	18,198,371,132	11,969,380,158

End of year	$20,302,756,443	$18,198,371,132

Undistributed net investment income included in net assets at end of year	$167,889,884	$203,060,062

SHARES ISSUED AND REDEEMED
Shares sold	393,300,000	201,600,000
Shares redeemed	(292,950,000)	(163,800,000)

Net increase in shares outstanding	100,350,000	37,800,000

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]	Year ended Aug. 31, 2004[a]
Net asset value, beginning of year	$44.78	$32.48	$25.97	$17.99	$15.04

Income from investment operations:
Net investment income[b]	1.10	0.63	0.55	0.55	0.38
Net realized and unrealized gain (loss)[c]	(4.64)	12.19	6.29	8.23	2.66

Total from investment operations	(3.54)	12.82	6.84	8.78	3.04

Less distributions from:
Net investment income	(1.17)	(0.52)	(0.33)	(0.80)	(0.09)

Total distributions	(1.17)	(0.52)	(0.33)	(0.80)	(0.09)

Net asset value, end of year	$40.07	$44.78	$32.48	$25.97	$17.99

Total return	(8.36)%	39.86%	26.44%	46.17%	20.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$20,302,756	$18,198,371	$11,969,380	$7,000,858	$1,958,596
Ratio of expenses to average net assets prior to waived fees	0.72%	0.74%	0.77%	0.78%	0.77%
Ratio of expenses to average net assets after waived fees	0.72%	0.74%	0.77%	0.77%	0.76%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes	0.72%	0.74%	0.75%	0.74%	0.74%
Ratio of net investment income to average net assets	2.32%	1.63%	1.77%	2.40%	2.10%
Portfolio turnover rate[d]	11%	5%	12%	9%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Emerging Markets Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in global emerging markets, as measured by the MSCI Emerging Markets Index compiled by MSCI Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of certain emerging markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Continued)

iSHARES®, INC.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2008, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2008, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $153,378,787, unrealized depreciation of $3,496,822,553, and capital and other losses of $285,031,365, for net accumulated losses of $3,628,475,131.

For the years ended August 31, 2008 and August 31, 2007, the tax characterization of distributions paid for the Fund represents ordinary income. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2008.

From November 1, 2007 to August 31, 2008, the Fund incurred net realized capital losses of $208,836,563. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending August 31, 2009.

As of August 31, 2008, the tax year-end of the Fund, the Fund had tax basis net capital loss carry forwards of $840,778, $20,296,564, $11,239,258, $29,973,301 and $13,844,901 expiring in 2012, 2013, 2014, 2015 and 2016, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of August 31, 2008, the cost of investments for federal income tax purposes was $25,531,659,819. Net unrealized depreciation was $3,495,987,082, of which $541,142,622 represented gross unrealized appreciation on securities and $4,037,129,704 represented gross unrealized depreciation on securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of August 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Continued)

iSHARES®, INC.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds (iShares MSCI All Country Asia ex Japan and iShares MSCI BRIC Index Funds), as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

Effective August 11, 2008, BGFA has contractually agreed to waive a portion of its advisory fees for the Fund through December 31, 2009 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds. Prior to August 11, 2008, the advisory fee waiver was voluntary.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2008, BGI earned securities lending agent fees of $21,377,425.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

The Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of August 31, 2008, the Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

For the year ended August 31, 2008, the Fund had direct investment (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Malaysia Index Fund	1,100	404	295	1,209	$11,263,751	$691,500	$(269,139)
iShares MSCI South Korea Index Fund	602	582	434	750	32,457,217	727,821	5,772,348
iShares MSCI Taiwan Index Fund	3,100	2,852	2,488	3,464	45,130,395	1,481,837	2,477,833
Guangshen Railway Co. Ltd. Class H	57,862	55,936	41,664	72,134	32,625,555	898,759	8,115,036
Siliconware Precision Industries Co. SP ADR	37,664	32,509	29,965	40,208	276,629,884	25,124,291	48,813,295

Certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2008, aggregated $2,860,607,210 and $2,755,780,444, respectively.

In-kind purchases and sales (see Note 4) for the year ended August 31, 2008, aggregated $18,237,399,117 and $13,070,004,023, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the MSCI Emerging Markets Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

The Board authorized a three-for-one stock split for the Fund, effective July 24, 2008, for the shareholders of record on July 21, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of three, while decreasing the net asset value per share by a factor of three, resulting in no effect to total net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2008, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of August 31, 2008 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Emerging Markets Index Fund (the “Fund”), at August 31, 2008, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended August 31, 2008, the Fund earned foreign source income of $750,930,981 and paid foreign taxes of $42,252,576 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $589,951,878 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2008.

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BGFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Fund. The Board also considered BGFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available. However, the Board also noted that the Fund had met its investment objective consistently since its inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Fund under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUND’S EXPENSES AND PERFORMANCE OF THE FUND

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected by Lipper as comprising the Fund’s peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, and five-year periods, and “last quarter” period ended March 31, 2008 and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	25

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® , INC.

funds. The Board noted that the Fund generally performed in line with its performance benchmark index over relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expense components for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group. The Board also reviewed statistical information from Lipper displaying the effects of the current breakpoints in the investment advisory fee rates for the Fund (as discussed below) at various assets levels of the Fund as compared to its Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in its Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO THE FUND AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Fund based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Fund’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Company (including any securities lending by the Fund). The Board also discussed BGFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Fund’s profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also discussed the substantial growth in assets of certain iShares funds, including the Fund, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Fund, had not yet reached scale. In light of this history, the Board determined that the current breakpoints were appropriate and warranted at this juncture for the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Fund’s shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® , INC.

separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Fund by BGFA, such as any payment of revenue to BGI, the Company’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Fund in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Supplemental Information (Unaudited)

iSHARES®, INC.

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Emerging Markets Index Fund

Period Covered: July 1, 2003 through June 30, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	4	0.32%
Greater than 2.0% and Less than 2.5%	3	0.24
Greater than 1.5% and Less than 2.0%	24	1.91
Greater than 1.0% and Less than 1.5%	68	5.41
Greater than 0.5% and Less than 1.0%	289	22.97
Between 0.5% and –0.5%	652	51.82
Less than –0.5% and Greater than –1.0%	130	10.33
Less than –1.0% and Greater than –1.5%	56	4.45
Less than –1.5% and Greater than –2.0%	22	1.75
Less than –2.0% and Greater than –2.5%	8	0.64
Less than –2.5%	2	0.16

	1,258	100.00%

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 161 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 26 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address of each Director and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Director. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 46	Director and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Trustee of iShares Trust (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 47	Director (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003); Director of Real Estate Equity Exchange (since 2005).	Trustee of iShares Trust (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

DIRECTOR AND OFFICER INFORMATION	29

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 69	Director (since 2002); Lead Independent Director (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Trustee of iShares Trust (since 2000); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 59	Director (since 2005).	Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Trustee of iShares Trust (since 2005).

Charles A. Hurty, 64	Director (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 53	Director (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee of iShares Trust (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 53	Director (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Trustee of iShares Trust (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Darrell Duffie, 54	Director (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Trustee of iShares Trust (since 2008).

Officers
Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 42	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 51	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations of BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

DIRECTOR AND OFFICER INFORMATION	31

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers (Continued)

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 56	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 45	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 48	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 41	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 43	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 36	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34 NOTES	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American

  Technology-Multimedia Networking (IGN)

iShares S&P North American

  Technology-Semiconductors (IGW)

iShares S&P North American

  Technology-Software (IGV)

iShares S&P North American

  Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

  Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

  Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

  Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

  Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary

  Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

  Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate

  Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

  America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	35

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

7821-iS-0908

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BCI-F-054-10008 iShares® LET’S BUILD A BETTER INVESTMENT WORLDSM. BARCLAYS GLOBAL INVESTORS

Item 2.	Code of Ethics.

iShares, Inc. (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Directors as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2008, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $392,808 for the fiscal year ended August 31, 2007 and $476,772 for the fiscal year ended August 31, 2008.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2007 and August 31, 2008 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $188,280 for the fiscal year ended August 31, 2007 and $107,520 for the fiscal year ended August 31, 2008.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended August 31, 2007 and August 31, 2008 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended August 31, 2008 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,459,117 for the fiscal year ended August 31, 2007 and $2,833,229 for the fiscal year ended August 31, 2008.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Darrell Duffie.

Item 6.	Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: October 28, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: October 28, 2008